UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code:  650-312-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2022

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SHAREHOLDER LETTER

Dear Fellow Shareholder:

During the six months ended November 30, 2022, the global economy was impacted by continued supply-chain disruptions, slower trade and volatile prices for energy and food commodities, which contributed to higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less accommodative monetary policies. Strict lockdowns imposed by China’s government to quell the spread of COVID-19 also hindered Asian and global emerging market stocks. Additionally, geopolitical instability amid the ongoing war in Ukraine and international sanctions on Russia also added to the uncertainty about the trajectory of the global economy.

In this environment, global developed market stocks, as measured by the MSCI World Index (USD), posted a -1.56% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -7.88% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index (USD), posted a -6.94% total return.1

We are committed to our long-term perspective and disciplined investment approach as we continue to conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial professionals in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

Sincerely,

Brooks Ritchey

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin K2 Alternative Strategies Fund

This semiannual report for Franklin K2 Alternative Strategies Fund covers the period ended November 30, 2022. As recently approved by the Fund’s Board of Trustees, effective January 17, 2023, the Fund’s name will change to K2 Alternative Strategies Fund. Please refer to the Fund’s prospectus for more information. If you have any questions, please contact your financial professional.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with lower volatility relative to the broad equity markets by allocating its assets across multiple non-traditional or alternative strategies, including, but not limited to, some or all of the following strategies: long short equity, relative value, event driven and global macro. The Fund may invest in a wide range of securities and other investments including, but not limited to: equity securities including common stocks, preferred stocks, convertible securities, rights and warrants, private and registered investment vehicles and exchange-traded funds (ETFs); debt securities including bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; and mortgage-backed or asset-backed securities, including collateralized debt obligations; as well as derivatives, commodities and currencies.

Performance Overview

The Fund’s Class A shares posted a -1.43% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Global Hedge Fund Index, which is designed to be representative of the overall composition of the hedge fund universe, posted a -1.07% cumulative total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.97% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (USD, net of tax withholding when dividends are paid), posted a -2.51% total return for the six months ended November 30, 2022.1 Volatile prices for energy and food commodities contributed to higher inflation in many countries even as global trade cooled in the third quarter of 2022. This inflationary pressure led many of the world’s central banks to adopt tighter stances regarding monetary policy. Continued COVID-19 lockdowns imposed by China’s government prompted protests and pressured Asian and global emerging market stocks. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine and international sanctions on Russia, adding to investor uncertainty about the trajectory of the global economy.

In the U.S., gross domestic product growth contracted in 2022’s second quarter, with the economy technically entering a recession amid lower investments in inventories and fixed investments. However, growth rebounded in the third quarter, driven in part by a narrowing trade deficit. The inflation rate began the six-month period at the highest level since 1981 before moderating slightly. Elevated inflation precipitated a notable decline in consumer confidence, despite high spending levels. In an effort to control inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate four times during the period to end at a range of 3.75%–4.00%. The Fed noted in its November 2022 meeting that inflation remained elevated, spending and production grew, job growth remained robust and the unemployment rate continued to be low. Furthermore, the Fed said it would continue to reduce its bond holdings, and it anticipates further increases to the federal funds rate will be needed to achieve its inflation target.

1. Source: Morningstar. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI). The Consolidated SOI begins on page 15.

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Economies in the eurozone maintained a slow growth rate in 2022’s second and third quarters. The war in Ukraine contributed to record high inflation across the eurozone as natural gas supplies were disrupted. The European Central Bank raised interest rates in July 2022 for the first time in more than a decade, increasing rates again at two subsequent meetings, to fight growing inflation. In this environment, European developed market equities, as measured by the MSCI Europe Index-NR (USD), posted a -3.44% total return for the six months under review.1

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR (USD), posted a -6.70% total return for the six-month period.1 Japan’s economy expanded in 2022’s second quarter before contracting again in the third quarter amid higher inflation and a weakening yen. China’s economy grew despite investor concerns about the solvency of several large property developers in China. Continued COVID-19 lockdowns also negatively impacted China’s economy, sparking rare protests late in the six-month period and further contributing to uncertainty surrounding China’s growth.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index-NR (USD), posted a -8.15% total return for the six months under review.1 Higher inflation combined with a strong U.S. dollar raised concerns over the possibility of government debt defaults in some countries. While energy and food prices eased following an initial surge in the wake of Russia’s invasion of Ukraine, prices remained elevated, particularly pressuring countries which rely on imported commodities denominated in U.S. dollars. Rising U.S. interest rates led investors to sell off many holdings in emerging markets, including India, South Korea and Taiwan.

Investment Strategy

The Fund is structured as a multi-manager fund (meaning the Fund’s assets are managed by multiple subadvisors, but we have overall responsibility for the Fund’s investments). We principally allocate assets to multiple subadvisors who are implementing one or more non-traditional or alternative investment strategies, including long short equity, relative value, event driven and global macro. We allocate the Fund’s assets among these strategies utilizing a top-down approach, generating the Fund’s strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency, and availability of various subadvisors and other investment options, among other things. We allocate the Fund’s assets to specific subadvisors utilizing a bottom-up approach, selecting subadvisors and their weighting within the Fund’s portfolio by taking into account their correlations to various markets and to each other, their risk profiles and their return expectations. Long short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indexes (through the use of derivatives or through a position in an ETF). Relative value strategies encompass a wide range of investment techniques that are intended to profit from pricing inefficiencies. Event driven strategies generally invest in securities of companies undergoing significant corporate events. Global macro strategies generally focus on macroeconomic opportunities across numerous markets and investments. In addition, the debt securities in which the Fund may invest may have variable or fixed interest rates, may be of any maturity or credit rating, and may include sovereign debt, high yield (“junk”) bonds and distressed debt securities (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy) and securities that are in default. The Fund may engage in active and frequent trading as part of its investment strategies.

The Fund may take long and/or short positions in a wide range of asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund may use derivatives for hedging and non-hedging (investment) purposes, although no subadvisor is required to hedge any of the Fund’s positions or to use derivatives. Such derivative investments may include futures contracts, swaps, options and currency forward contracts. As a result of the Fund’s use of derivatives, the Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Fund may engage in active and frequent trading as part of its investment strategies.

Strategy Allocation*

Based on Total Net Assets as of 11/30/22

Strategy	Long Positions	Short Positions
Event Driven	21.5%	-11.9%
Global Macro	204.5%	-228.6%
Long Short Equity	35.6%	-27.2%
Relative Value	32.8%	-21.8%
Conditional Risk Overlay (CRO)	0.0%	-3.9%

Total	294.4%	-293.4%

*Figures include the effect of gross notional exposure of derivatives.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Subadvisors

11/30/22

Long Short Equity

ActusRayPartners Limited Chilton Investment Company, Inc.

Electron Capital Partners, LLC

Jennison Associates, LLC

Portland Hill Asset Management Limited

Wellington Management Company, LLP

Relative Value

Apollo Credit Management LLC

Benefit Street Partners, L.L.C.

Ellington Global Asset Management, LLC

Lazard Asset Management, LLC

Loomis Sayles & Company, L.P.

One River Asset Management, LLC

Event Driven

Bardin Hill Arbitrage IC Management LP

P. Schoenfeld Asset Management L.P.

Global Macro

BlueBay Asset Management LLP

Emso Asset Management Limited

Graham Capital Management, L.P.

RV Capital Management Private Ltd

Manager’s Discussion

During the six months under review, three of the four underlying strategies in which we allocated assets hindered absolute returns, with the relative value strategy as the largest detractor, followed by global macro and long short equity. The event driven strategy marginally supported absolute returns. From an asset class perspective, long fixed income positioning was the key driver of negative performance. Exposures to equities and commodities also detracted from returns. Losses were partially offset by gains from currency hedges. The allocation percentages for each strategy are listed in the Strategy Allocation table on page 4.

In early October, the portfolio management team activated the conditional risk overlay (CRO), which is designed to help protect capital and mitigate the downside in periods of volatility. Catalysts toward re-implementation at the time included the upcoming U.S. mid-term elections, further escalation in the war in Ukraine, persistent inflation, continued macroeconomic erosion and potentially weakening corporate earnings reports, and further COVID-19 lockdowns in China. The team is aiming to hedge out some beta compared to the Standard & Poor’s® 500 Index (S&P 500®) and has started to strategically build the CRO position in the portfolio. For the six months under review, the CRO was a detractor, owing to its S&P 500® hedge amid a strong equity market rally at the end of the period.

The Fund’s relative value subadvisors were Apollo Credit Management, Benefit Street Partners (BSP), Ellington Global Asset Management, Lazard Asset Management, Loomis Sayles & Company and One River Asset Management. All six subadvisors detracted from performance for the six-month period, led by Lazard, BSP and Loomis. Long exposure to fixed income drove the strategy’s detraction, despite positive contribution from most asset classes, led by a significant boost from equity positioning. Within fixed income, the consumer discretionary and communication services sectors were substantial detractors. Volatility index futures also hindered returns. Conversely, currency and equity index hedges contributed positively to returns.

The Fund’s global macro subadvisors were BlueBay Asset Management, Emso Asset Management, Graham Capital Management and RV Capital Management. Three of the four subadvisors—BlueBay, Emso and RV Capital—weakened Fund performance during the period, while Graham contributed positively. By asset class, fixed income and commodities exposures were the leading drivers of losses, partially offset by currency positioning. In terms of aggregate sector exposures, government bonds were a key detractor, driven by emerging markets. Positioning in real estate bonds also hindered returns. Within commodities, agriculture and livestock was the largest detracting sector, followed by energy. Conversely, currency positioning was a key positive contributor.

In July, the team onboarded and implemented a position in ActusRay Partners (ARP) within the long/short equity strategy. ARP employs an equity market neutral strategy focused on European small- and mid-cap equities. ARP aims to generate meaningful levels of alpha and strong risk-adjusted returns through an investment process it calls discretionary probabilistic investing, combining a quantitative base with a discretionary overlay to handle situations that may be problematic for a pure systematic process. The Fund reduced exposure to cash and relative value subadvisor One River at the time of adding ARP. ARP joined existing subadvisors Chilton Investment, Electron Capital Partners, Jennison Associates, Portland Hill Asset Management and Wellington Management.

Three of the six subadvisors in the long short equity strategy detracted from absolute returns. Wellington, Portland Hill and Chilton all ranked among the largest overall detractors for the

CFA® is a trademark owned by CFA Institute.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

period. Conversely, subadvisor Electron was the largest overall positive contributor during the period. Equity exposure drove the strategy’s negative performance, especially positioning in the information technology, materials and communication services sectors. Within the asset class, index hedges were a source of strength, along with positioning in utilities and industrials. Currency positioning also benefited the strategy.

The Fund’s event driven strategy subadvisors were Bardin Hill Arbitrage IC Management and P. Schoenfeld Asset Management (PSAM). Bardin Hill’s positive contribution was mostly offset by PSAM’s negative return, leading to modest overall positive contribution from the overall strategy. By asset class, currency positioning was the leading positive contributor. Fixed income and equities positioning hindered returns. In terms of aggregate sector exposures, the top positive performance drivers were currencies, utilities and financials. Communication services and consumer discretionary were notable detractors.

During the period, in addition to adding ARP and activating the CRO, the team increased exposure to the global macro strategy and reduced exposure to the relative value strategy. In global macro, the team increased exposure to subadvisors Graham and BlueBay. Relative subadvisors Loomis and Lazard were trimmed. Within the long/short equity strategy, the team increased exposure to subadvisors Electron and Portland Hill, while subadvisor Jennison was marginally trimmed.

Thank you for your participation in Franklin K2 Alternative Strategies Fund. We look forward to continuing to serve your investment needs.

Brooks Ritchey

Co-Lead Portfolio Manager

Robert Christian

Co-Lead Portfolio Manager

Anthony Zanolla, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Performance Summary as of November 30, 2022

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/221

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	-1.43%	-6.86%
1-Year	-7.89%	-12.97%
5-Year	+6.42%	+0.12%
Since Inception (10/11/13)	+24.94%	+1.84%

Advisor
6-Month	-1.33%	-1.33%
1-Year	-7.67%	-7.67%
5-Year	+7.68%	+1.49%
Since Inception (10/11/13)	+27.84%	+2.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.61%	2.76%
Advisor	2.36%	2.51%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the investment manager’s and subadvisors’ judgment about particular investments made for the Fund’s portfolio prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Foreign investments are subject to greater investment risk such as political, economic, credit and information risks as well as risk of currency fluctuations. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Lower-rated or high-yield debt securities involve greater credit risk, including the possibility of default or bankruptcy. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager or subadvisor expects. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Merger arbitrage investments risk loss if a proposed reorganization in which the Fund invests is renegotiated or terminated. Liquidity risk exists when securities have become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

1 . Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 9/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period 6/01/22–11/30/22[1,2]	Ending Account Value 11/30/22	Expenses Paid During Period 6/01/22–11/30/22[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$985.70	$12.99	$1,011.98	$13.16	2.61%
C	$1,000	$982.40	$16.70	$1,008.22	$16.92	3.36%
R	$1,000	$984.70	$14.23	$1,010.73	$14.42	2.86%
R6	$1,000	$987.60	$11.61	$1,013.39	$11.76	2.33%
Advisor	$1,000	$986.70	$11.75	$1,013.24	$11.91	2.36%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Financial Highlights

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.16	$12.46	$11.19	$11.28	$11.38	$11.14

Income from investment operations[a]:

Net investment income (loss)[b]	0.03	(0.06)	(0.08)	(0.03)	0.04	0.01

Net realized and unrealized gains (losses)	(0.19)	(0.68)	1.45	0.02	0.11	0.38

Total from investment operations	(0.16)	(0.74)	1.37	(0.01)	0.15	0.39

Less distributions from:

Net investment income	—	(0.06)	—	(0.07)	—	(0.15)

Net realized gains	—	(0.50)	(0.10)	(0.01)	(0.25)	—

Total distributions	—	(0.56)	(0.10)	(0.08)	(0.25)	(0.15)

Net asset value, end of period	$11.00	$11.16	$12.46	$11.19	$11.28	$11.38

Total return[c]	(1.43)%	(6.25)%	12.25%	(0.15)%	1.35%	3.57%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.77%	2.75%	2.82%	2.58%	2.73%	2.81%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.61% [f]	2.60% [f]	2.64%	2.40%	2.56%	2.59%

Expenses incurred in connection with securities sold short	0.41%	0.40%	0.44%	0.20%	0.36%	0.39%

Net investment income (loss)	0.61%	(0.49)%	(0.67)%	(0.25)%	0.36%	0.06%

Supplemental data

Net assets, end of period (000’s)	$87,352	$94,580	$102,138	$90,205	$104,452	$119,214

Portfolio turnover rate	95.08%	177.61%	236.64%	271.51%	235.47%	234.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

fBenefit of expense reduction rounds to less than 0.01%.

10	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.80	$12.11	$10.95	$11.05	$11.25	$11.00

Income from investment operations[a]:

Net investment (loss)[b]	(0.01)	(0.15)	(0.15)	(0.11)	(0.05)	(0.08)

Net realized and unrealized gains (losses)	(0.19)	(0.66)	1.41	0.02	0.10	0.39

Total from investment operations	(0.20)	(0.81)	1.26	(0.09)	0.05	0.31

Less distributions from:

Net investment (loss)	—	—	—	—	—	(0.06)

Net realized gains	—	(0.50)	(0.10)	(0.01)	(0.25)	—

Total distributions	—	(0.50)	(0.10)	(0.01)	(0.25)	(0.06)

Net asset value, end of period	$10.60	$10.80	$12.11	$10.95	$11.05	$11.25

Total return[c]	(1.76)%	(7.06)%	11.51%	(0.85)%	0.56%	2.82%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.52%	3.50%	3.54%	3.33%	3.48%	3.56%

Expenses net of waiver, payments by affiliates and expense reduction[e]	3.36% [f]	3.35% [f]	3.36%	3.15%	3.31%	3.34%

Expenses incurred in connection with securities sold short	0.41%	0.40%	0.44%	0.20%	0.36%	0.39%

Net investment income (loss)	(0.14)%	(1.24)%	(1.39)%	(1.00)%	(0.39)%	(0.69)%

Supplemental data

Net assets, end of period (000’s)	$20,518	$24,486	$31,541	$36,043	$44,897	$53,196

Portfolio turnover rate	95.08%	177.61%	236.64%	271.51%	235.47%	234.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.13	$12.44	$11.20	$11.28	$11.42	$11.17

Income from investment operations[a]:

Net investment income (loss)[b]	0.01	(0.08)	(0.11)	(0.06)	0.02	(0.02)

Net realized and unrealized gains (losses)	(0.19)	(0.68)	1.45	0.02	0.09	0.39

Total from investment operations	(0.18)	(0.76)	1.34	(0.04)	0.11	0.37

Less distributions from:

Net investment income	—	(0.05)	—	(0.03)	—	(0.12)

Net realized gains	—	(0.50)	(0.10)	(0.01)	(0.25)	—

Total distributions	—	(0.55)	(0.10)	(0.04)	(0.25)	(0.12)

Net asset value, end of period	$10.95	$11.13	$12.44	$11.20	$11.28	$11.42

Total return[c]	(1.53)%	(6.50)%	11.97%	(0.39)%	1.08%	3.28%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.03%	3.04%	3.06%	2.83%	2.98%	3.06%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.86% [f]	2.85% [f]	2.88%	2.65%	2.81%	2.84%

Expenses incurred in connection with securities sold short	0.41%	0.40%	0.44%	0.20%	0.36%	0.39%

Net investment income (loss)	0.36%	(0.78)%	(0.91)%	(0.50)%	0.11%	(0.19)%

Supplemental data

Net assets, end of period (000’s)	$376	$811	$840	$884	$844	$648

Portfolio turnover rate	95.08%	177.61%	236.64%	271.51%	235.47%	234.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

fBenefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.27	$12.58	$11.25	$11.34	$11.41	$11.17

Income from investment operations[a]:

Net investment income[b]	0.05	(0.02)	(0.04)	0.01	0.08	0.03

Net realized and unrealized gains (losses)	(0.20)	(0.69)	1.47	0.02	0.10	0.40

Total from investment operations	(0.15)	(0.71)	1.43	0.03	0.18	0.43

Less distributions from:

Net investment income	—	(0.10)	—	(0.11)	—	(0.19)

Net realized gains	—	(0.50)	(0.10)	(0.01)	(0.25)	—

Total distributions	—	(0.60)	(0.10)	(0.12)	(0.25)	(0.19)

Net asset value, end of period	$11.12	$11.27	$12.58	$11.25	$11.34	$11.41

Total return[c]	(1.24)%	(6.05)%	12.61%	0.27%	1.70%	3.83%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.48%	2.44%	2.50%	2.26%	2.41%	2.46%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.33% [f]	2.32% [f]	2.32%	2.07%	2.23%	2.24%

Expenses incurred in connection with securities sold short	0.41%	0.40%	0.44%	0.20%	0.36%	0.39%

Net investment income (loss)	0.94%	(0.18)%	(0.35)%	0.08%	0.69%	0.41%

Supplemental data

Net assets, end of period (000’s)	$51,283	$47,851	$27,471	$15,537	$42,842	$31,805

Portfolio turnover rate	95.08%	177.61%	236.64%	271.51%	235.47%	234.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$11.24	$12.55	$11.23	$11.33	$11.40	$11.16

Income from investment operations[a]:

Net investment income[b]	0.05	(0.03)	(0.05)	— [c]	0.07	0.04

Net realized and unrealized gains (losses)	(0.19)	(0.69)	1.47	0.01	0.11	0.38

Total from investment operations	(0.14)	(0.72)	1.42	0.01	0.18	0.42

Less distributions from:

Net investment income	—	(0.09)	—	(0.10)	—	(0.18)

Net realized gains	—	(0.50)	(0.10)	(0.01)	(0.25)	—

Total distributions	—	(0.59)	(0.10)	(0.11)	(0.25)	(0.18)

Net asset value, end of period	$11.10	$11.24	$12.55	$11.23	$11.33	$11.40

Total return[d]	(1.33)%	(6.05)%	12.55%	0.19%	1.61%	3.75%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.52%	2.50%	2.57%	2.33%	2.48%	2.56%

Expenses net of waiver, payments by affiliates and expense reduction[f]	2.36% [g]	2.35% [g]	2.39%	2.15%	2.31%	2.34%

Expenses incurred in connection with securities sold short	0.41%	0.40%	0.44%	0.20%	0.36%	0.39%

Net investment income (loss)	0.86%	(0.24)%	(0.42)%	— [h]	0.61%	0.31%

Supplemental data

Net assets, end of period (000’s)	$857,028	$1,099,387	$1,152,105	$977,094	$1,046,252	$896,278

Portfolio turnover rate	95.08%	177.61%	236.64%	271.51%	235.47%	234.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cAmount rounds to less than $0.01.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(g).

gBenefit of expense reduction rounds to less than 0.01%.

hAmount rounds to less than 0.01%.

14	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, November 30, 2022 (unaudited)

Franklin K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 37.2%
	Aerospace & Defense 0.0%†
a	Aerojet Rocketdyne Holdings Inc.	United States	3,233	$168,116
	Lockheed Martin Corp.	United States	42	20,378
a	Satellogic Inc., 1/25/27, wts.	United States	2,058	613

				189,107

	Air Freight & Logistics 0.4%
a,b	Atlas Air Worldwide Holdings Inc.	United States	37,682	3,797,215
	United Parcel Service Inc., B	United States	76	14,420

				3,811,635

	Auto Components 0.1%
a,c	Luminar Technologies Inc.	United States	12,104	92,717
a	Mobileye Global Inc., A	Israel	35,152	1,002,183

				1,094,900

	Automobiles 0.0%†
a,c	Lucid Group Inc.	United States	1,930	19,570

	Banks 0.1%
b	First Citizens Bancshares Inc., A	United States	606	494,775
b	First Horizon Corp.	United States	13,552	336,767

				831,542

	Beverages 0.4%
d	The Coca-Cola Co.	United States	190	12,086
	Davide Campari-Milano NV	Italy	188,850	1,990,348
a,b	Monster Beverage Corp.	United States	12,950	1,332,037
b	PepsiCo Inc.	United States	5,439	1,008,989

				4,343,460

	Biotechnology 1.3%
	AbbVie Inc.	United States	4,980	802,676
a	Altimmune Inc.	United States	3,282	32,656
a,b	Apellis Pharmaceuticals Inc.	United States	10,543	526,412
a	Arcutis Biotherapeutics Inc.	United States	5,238	90,251
a	Argenx SE, ADR	Netherlands	1,732	689,284
a	Aveo Pharmaceuticals Inc.	United States	103,572	1,548,401
a	Biohaven Ltd.	United States	17,900	283,178
a,b	BioMarin Pharmaceutical Inc.	United States	5,347	539,940
a,c	Celldex Therapeutics Inc.	United States	5,168	191,681
a	Horizon Therapeutics PLC	United States	14,447	1,448,890
a	Immunogen Inc.	United States	26,932	139,777
a	Intercept Pharmaceuticals Inc.	United States	41,037	611,862
a,c	Karyopharm Therapeutics Inc.	United States	1,000	5,290
a,c	Madrigal Pharmaceuticals Inc.	United States	792	55,527
a	Myovant Sciences Ltd.	United States	142,259	3,821,077
a	Neurocrine Biosciences Inc.	United States	1,792	227,691
a	Seagen Inc.	United States	1,884	228,699
a,c	Seres Therapeutics Inc.	United States	4,646	30,199
a	Syndax Pharmaceuticals Inc.	United States	6,980	167,241
a	Vaxcyte Inc.	United States	7,655	352,589
a	Vertex Pharmaceuticals Inc.	United States	2,980	942,872

				12,736,193

	Capital Markets 0.6%
e	Amundi SA, 144A	France	26,558	1,494,425
	BlackRock Inc., A	United States	21	15,036

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
	The Blackstone Group Inc., A	United States	5,368	$491,333
	Cowen Inc., A	United States	65,590	2,535,709
b	Moody’s Corp.	United States	4,812	1,435,275
	Morgan Stanley	United States	123	11,448

				5,983,226

	Chemicals 0.6%
a,c	Amyris Inc.	United States	13,900	24,047
a	Danimer Scientific Inc.	United States	1,700	4,522
	The Sherwin-Williams Co.	United States	24,064	5,996,267
a	Tronox Holdings PLC, A	United States	24,406	344,857

				6,369,693

	Commercial Services & Supplies 1.2%
e	Biffa PLC, 144A	United Kingdom	177,644	873,551
b	Cintas Corp.	United States	6,225	2,874,580
a,b	Digital Transformation Opportunities Corp., A	United States	39,182	389,469
a	Digital Transformation Opportunities Corp., A, 3/31/28, wts.	United States	9,795	882
	Homeserve PLC	United Kingdom	225,582	3,230,112
a	Mason Industrial Technology Inc., A	United States	15,593	155,306
b	Republic Services Inc., A	United States	30,305	4,221,183
a	Shapeways Holdings Inc., 10/31/26, wts.	United States	13,286	399

				11,745,482

	Communications Equipment 0.1%
a	Arista Networks Inc.	United States	5,590	778,687
	Cisco Systems Inc.	United States	139	6,911
a	Riverbed Technology Inc.	United States	5,404	1,378

				786,976

	Construction & Engineering 1.4%
b	AECOM	United States	29,117	2,474,945
a,b	Mastec Inc.	United States	69,171	6,282,802
	MDU Resources Group Inc.	United States	5,224	164,504
	Quanta Services Inc.	United States	32,706	4,901,975

				13,824,226

	Construction Materials 0.0%†
a	Cemex SAB de CV, ADR	Mexico	27,529	125,808

	Containers & Packaging 0.5%
	Ball Corp.	United States	89,473	5,017,646
	Packaging Corp. of America	United States	45	6,115

				5,023,761

	Distributors 0.2%
	Pool Corp.	United States	6,485	2,136,224

	Diversified Financial Services 2.6%
a	7GC & Co. Holdings Inc., A, 12/31/26, wts.	United States	3,244	65
a	Accelerate Acquisition Corp., A	United States	8,174	82,312
a	Aequi Acquisition Corp., A	United States	13,355	131,814
a	Aequi Acquisition Corp., A, 11/30/27, wts.	United States	490	27
a	African Gold Acquisition Corp., A, 3/13/28, wts.	United States	4,750	95
a	Agile Growth Corp., A, 12/31/27, wts.	United States	1,303	17
a	Ahren Acquisition Corp., A	Cayman Islands	51,027	519,965
a	Altimeter Growth Corp. 2, A	United States	6,603	66,162

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Angel Pond Holdings Corp., A	United States	7,260	$69,551
a	Anthemis Digital Acquisitions I Corp.	United States	17,623	180,195
a	Anzu Special Acquisition Corp. I, A	United States	1,839	18,372
a	Apollo Strategic Growth Capital II, A	United States	8,845	88,541
a	Apollo Strategic Growth Capital II, A, 12/31/27, wts.	United States	5,294	318
a	APx Acquisition Corp. I	Mexico	13,835	141,670
a	Ares Acquisition Corp., A	United States	5,799	58,106
a	Ares Acquisition Corp., A, 12/31/27, wts.	United States	11,095	833
a	Ascendant Digital Acquisition Corp. III, A	United States	4,732	48,503
a	Athena Consumer Acquisition Corp., A	United States	26,388	270,477
a	Athena Consumer Acquisition Corp., A, 7/31/28, wts.	United States	13,194	1,597
a,b	Athena Technology Acquisition Corp. II, A	United States	61,944	621,298
a	Athena Technology Acquisition Corp. II, A, 10/17/28, wts.	United States	19,317	386
a,b	Atlantic Coastal Acquisition Corp., A	United States	16,329	162,800
a	Atlantic Coastal Acquisition Corp., A, 12/31/27, wts.	United States	5,443	381
a,b	Atlas Crest Investment Corp. II, A	United States	18,050	182,125
a	Atlas Crest Investment Corp. II, A, 2/28/26, wts.	United States	3,584	1
a	Austerlitz Acquisition Corp. I, A, 2/19/26, wts.	United States	3,545	10
a	Austerlitz Acquisition Corp. II, A, 12/31/27, wts.	United States	30,317	30
a	B Riley Principal 250 Merger Corp., A, 12/31/27, wts.	United States	2,651	78
a	Berkshire Hathaway Inc., B	United States	4,276	1,362,334
a	Blue Whale Acquisition Corp. I, A, 7/09/23, wts.	United Arab Emirates	1,005	171
a,b	Broadscale Acquisition Corp., A	United States	12,221	122,821
a	Capitalworks Emerging Markets Acquisition Corp., A	United States	15,474	158,763
a	Capitalworks Emerging Markets Acquisition Corp., A, 4/27/28, wts.	United States	7,737	290
a,b	Carney Technology Acquisition Corp. II, A	United States	12,636	126,992
a	Carney Technology Acquisition Corp. II, A, 11/30/27, wts.	United States	5,876	238
a	CC Neuberger Principal Holdings III	United States	4,164	41,887
a	CC Neuberger Principal Holdings III, 12/31/27, wts.	United States	6,916	692
a,b	Churchill Capital Corp. V, A	United States	6,430	64,493
a	Churchill Capital Corp. VI, A	United States	2,693	26,850
a	Churchill Capital Corp. VII, A	United States	26,516	264,894
a,b	CIIG Capital Partners II Inc., A	United States	10,448	105,211
a	Clarim Acquisition Corp., A	United States	50,724	510,284
a	Clarim Acquisition Corp., A, 12/31/27, wts.	United States	13,108	19
a,b	Class Acceleration Corp., A	United States	13,473	135,000
a	Climate Real Impact Solutions II Acquisition Corp., A	United States	563	5,653
a	Climate Real Impact Solutions II Acquisition Corp., A, 12/31/27, wts.	United States	112	1
a	Colicity Inc., A	United States	37,960	381,498
a	Colicity Inc., A, 12/31/27, wts.	United States	4,313	4
a	Colonnade Acquisition Corp. II, 12/31/27, wts.	United States	13,654	819
a,b	Concord Acquisition Corp. II, A	United States	79,080	778,938
a	Concord Acquisition Corp. III, A	United States	9,774	99,157
a,b	Conyers Park III Acquisition Corp., A	United States	8,071	79,499
a	Corner Growth Acquisition Corp., A	United States	22,818	229,549
a	Corner Growth Acquisition Corp., A, 3/01/23, wts.	United States	5,737	61
a	Corner Growth Acquisition Corp., A, 12/31/27, wts.	United States	7,606	229
a	Crixus Bh3 Acquisition Co., A	United States	30,353	305,503
a	Crown PropTech Acquisitions, 12/31/27, wts.	United States	12,844	128
a	Crypto 1 Acquisition Corp., A	United States	7,736	78,404
a	Crystal Peak Acquisition, A	Netherlands	6,767	66,655
a	Crystal Peak Acquisition, A, 6/22/26, wts.	Netherlands	2,725	1,363
a	Deep Lake Capital Acquisition Corp.	United States	2,067	20,794

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	DHC Acquisition Corp., A, 12/31/27, wts.	United States	241	$2
a,b	dMY Technology Group Inc. VI	United States	26,930	267,954
a	Dragoneer Growth Opportunities Corp. III, A	United States	57,467	566,050
a,c	Elliott Opportunity II Corp., A	United States	56,350	562,373
a	Elliott Opportunity II Corp., A, 2/19/23, wts.	United States	9,039	1,243
a	Energy Transition Partners BV	Netherlands	3,372	34,124
a	Energy Transition Partners BV, 7/16/26, wts.	Netherlands	1,124	568
a	Enterprise 4.0 Technology Acquisition Corp.	United States	16,406	167,833
a	Enterprise 4.0 Technology Acquisition Corp., 9/24/23, wts.	United States	8,203	164
a	ESM Acquisition Corp., A	United States	8,367	83,921
a,b	Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	3,606	2,421
a	Fifth Wall Acquisition Corp. III, A	United States	5,283	52,830
a	Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	1,176	24
a,b	Fintech Acquisition Corp. VI, A	United States	36,924	371,455
a,b	Fintech Acquisition Corp. VI, A, 12/31/27, wts.	United States	9,902	4
a	Fintech Evolution Acquisition Group, A	United States	17,597	176,322
a	Fintech Evolution Acquisition Group, A, 3/31/28, wts.	United States	5,865	229
a	First Reserve Sustainable Growth Corp., A	United States	22,062	220,399
a	First Reserve Sustainable Growth Corp., A, 12/31/27, wts.	United States	8,090	163
a	Flame Acquisition Corp., A, 12/31/28, wts.	United States	10,165	8,132
a	Focus Impact Acquisition Corp., A	United States	13,236	133,750
a	Focus Impact Acquisition Corp., A, 4/23/23, wts.	United States	6,618	356
a	Forest Road Acquisition Corp. II, A	United States	822	8,191
a	Fortress Capital Acquisition Corp., A	United States	9,805	98,638
a	Fortress Capital Acquisition Corp., A, 12/31/27, wts.	United States	12,102	341
a	Forum Merger IV Corp., A	United States	563	5,613
a	Forum Merger IV Corp., A, 12/31/27, wts.	United States	704	16
a	FTAC Athena Acquisition Corp., A	United States	28,460	285,738
a	FTAC Hera Acquisition Corp., A	United States	35,780	358,873
a,b	FTAC Parnassus Acquisition Corp., A	United States	49,016	488,199
a	FTAC Zeus Acquisition Corp., A	United States	6,342	63,769
a,b	Fusion Acquisition Corp. II, A	United States	14,727	146,534
a,b	Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	5,297	5
a	G Squared Ascend I Inc., A	United States	10,807	108,611
a	G Squared Ascend I Inc., A, 12/31/27, wts.	United States	1,114	112
a	Glenfarne Merger Corp., A, 12/31/27, wts.	United States	323	1
a	Global Partner Acquisition Corp. II, A	United States	17,700	178,151
a	Global Partner Acquisition Corp. II, A, 12/31/27, wts.	United States	2,950	82
a,b	Gores Holdings VII Inc., A	United States	107,070	1,067,488
a	Gores Holdings VII Inc., A, 12/31/27, wts.	United States	2,103	10
a,b	Gores Holdings VIII Inc., A	United States	30,157	300,062
a,b	Gores Holdings VIII Inc., A, 12/31/27, wts.	United States	1,116	1,027
a,b	Gores Technology Partners II Inc., A	United States	25,954	259,003
a	Gores Technology Partners II Inc., A, 12/31/27, wts.	United States	232	1
a,b	Gores Technology Partners Inc., A	United States	23,123	230,319
a,b	Gores Technology Partners Inc., A, 12/31/27, wts.	United States	1,971	9
a	Group Nine Acquisition Corp., A	United States	22,173	222,617
a	Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	5,118	256
a,b	Healthcare Services Acquisition Corp., A	United States	3,074	30,832
a	Healthcare Services Acquisition Corp., A, 12/31/27, wts.	United States	4,019	121
a	Hedosophia European Growth	United Kingdom	35,835	363,802
a	Hedosophia European Growth, 5/13/27, wts.	United Kingdom	11,638	242
a	Innovative International Acquisition Corp., A	United States	13,172	135,276
a	Investcorp Europe Acquistion Corp. I, A	United States	40,934	419,164
a	Investcorp Europe Acqusition Corp. I, A, 11/23/28, wts.	United States	9,717	539

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Itiquira Acquisition Corp.	United States	361	$3,626
a	Jackson Acquisition Co., A, 12/31/28, wts.	United States	2,966	115
a	Jaws Juggernaut Acquisition Corp., A	United States	6,381	63,714
a	Jaws Juggernaut Acquisition Corp., A, 2/12/26, wts.	United States	4,284	665
a	Jaws Mustang Acquisition Corp., A	United States	6,135	61,657
a	Jaws Mustang Acquisition Corp., A, 1/30/26, wts.	United States	6,663	666
a	Juniper II Corp., A	United States	11,402	116,072
a	Kensington Capital Acquisition Corp. V, A	United States	22,622	229,387
a	Khosla Ventures Acquisition Co., A	United States	19,523	194,450
a,b	Khosla Ventures Acquisition Co. III, A	United States	23,001	229,090
a,b	KKR Acquisition Holdings I Corp., A	United States	10,052	101,023
a	Landcadia Holdings IV Inc., A	United States	22,893	229,502
a	Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	1,171	141
a	Lazard Growth Acquisition Corp. I	United States	10,470	105,014
a	LDH Growth Corp. I, A, 12/31/28, wts.	United States	97	6
a	Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	1,175	71
a	Learn CW Investment Corp., A	United States	19,726	197,852
a	Learn CW Investment Corp., A, 12/31/28, wts.	United States	9,863	823
a	Legato Merger Corp. II	United States	3,958	39,857
a	Lerer Hippeau Acquisition Corp., A	United States	10,961	110,158
a	LF Capital Acquisition Corp. II, A	United States	13,246	134,712
a	Live Oak Crestview Climate Acquisition Corp., A, 3/12/26, wts.	United States	452	105
a	Live Oak Mobility Acquisition Corp., A	United States	1,366	13,592
a,b	Longview Acquisition Corp. II, A	United States	14,811	148,702
a	Longview Acquisition Corp. II, A, 5/10/26, wts.	United States	1,355	108
a	M3-Brigade Acquisition II Corp., A, 12/31/27, wts.	United States	7,608	845
a	Marlin Technology Corp., A	United States	9,915	99,943
a	MDH Acquisition Corp., A, 2/02/28, wts.	United States	1,198	5
a	Motive Capital Corp. II, A	United States	17,352	176,296
a	Motive Capital Corp. II, A, 5/15/28, wts.	United States	5,384	269
a	The Music Acquisition Corp., A, 2/05/28, wts.	United States	2,681	—
a	Nightdragon Acquisition Corp., A	United States	21,996	220,180
a	Nightdragon Acquisition Corp., A, 12/31/27, wts.	United States	4,399	44
a	North Atlantic Acquisition Corp., A	United States	6,495	65,340
a	Northern Star Investment Corp. II, A, 1/31/28, wts.	United States	3,083	93
a	Northern Star Investment Corp. IV, A	United States	14,136	141,077
a	Obotech Acquisition SE, A	Luxembourg	4,205	42,751
a	Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	1,401	146
a	One Equity Partners Open Water I Corp., A	United States	2,269	22,985
a	One Equity Partners Open Water I Corp., A, 12/31/27, wts.	United States	756	—
a	Orion Biotech Opportunities Corp., A	United States	16,960	169,600
a	Orion Biotech Opportunities Corp., A, 12/31/27, wts.	United States	3,392	68
a	Pathfinder Acquisition Corp., A	United States	27,835	277,654
a	Pathfinder Acquisition Corp., A, 12/31/27, wts.	United States	5,567	1,172
a	Pegasus Acquisition Co. Europe BV, A	Netherlands	119,812	1,216,563
a	Pegasus Acquisition Co. Europe BV, A, 4/27/26, wts.	Netherlands	29,604	6,161
a,b	Periphas Capital Partnering Corp., A	United States	10,736	268,937
a,f	Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
a	Pine Technology Acquisition Corp., A, 3/31/28, wts.	United States	3,876	194
a	Pioneer Merger Corp., A, 12/31/27, wts.	United States	16,710	224
a	Pontem Corp., A	United States	16,446	165,118
a	Pontem Corp., A, 12/31/27, wts.	United States	4,749	373
a,b	Post Holdings Partnering Corp., A	United States	12,717	125,009
a,c	Primavera Capital Acquisition Corp., A	Hong Kong	3,048	30,556
a	Primavera Capital Acquisition Corp., A, 1/19/26, wts.	Hong Kong	1,524	316

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	RCF Acquisition Corp., A	United States	12,616	$128,683
a	Rice Acquisition Corp. II, A, 3/12/26, wts.	United States	3,294	889
a	Rigel Resource Acquisition Corp., A	United States	8,142	83,048
a	Rigel Resource Acquisition Corp., A, 4/19/23, wts.	United States	4,071	459
a	RMG Acquisition Corp. III, A	United States	37,968	380,412
a	Rosecliff Acquisition Corp. I, A	United States	59,628	597,473
a,b	Rosecliff Acquisition Corp. I, A, 12/31/27, wts.	United States	19,875	582
a,b	RXR Acquisition Corp., A	United States	9,640	96,882
a	Science Strategic Acquisition Corp. Alpha, A	United States	5,442	54,665
a	ScION Tech Growth I, A	United Kingdom	3,306	33,258
a	SCP & Co. Healthcare Acquisition Co., A, 1/27/28, wts.	United States	1,482	2
a	Screaming Eagle Acquisition Corp., A	United States	96,744	954,863
a	Screaming Eagle Acquisition Corp., A, 12/15/27, wts.	United States	20,384	5,504
a	Sculptor Acquisition Corp. I, A	United States	14,028	142,665
a	Sculptor Acquisition Corp. I, A, 4/15/28, wts.	United States	7,014	421
a,b	Simon Property Group Acquisition Holdings Inc., A	United States	31,630	318,198
a	Slam Corp., A	United States	24,487	245,482
a	Slam Corp., A, 12/31/27, wts.	United States	7,928	755
a	Social Capital Suvretta Holdings Corp. II, A	United States	14,142	141,137
a	Social Capital Suvretta Holdings Corp. IV, A	United States	27,104	270,227
a,b	Social Leverage Acquisition Corp. I, A	United States	59,180	594,482
a	Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	247
a	Spindletop Health Acquisition Corp., A	United States	11,406	116,626
a	Spindletop Health Acquisition Corp., A, 12/31/28, wts.	United States	5,703	14
a	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	92
a	StoneBridge Acquisition Corp.	United States	3,244	33,056
a	Supernova Partners Acquisition Co. III Ltd., A, 3/31/27, wts.	United States	6,587	165
a	Sustainable Development Acquisition I Corp.	United States	8,363	83,797
a	SVF Investment Corp., A	United States	16,643	167,262
a	SVF Investment Corp. 2, A	United States	9,817	98,465
a	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	264
a	TB SA Acquisition Corp., A	United States	22,005	220,490
a	TB SA Acquisition Corp., A, 3/25/28, wts.	United States	7,335	238
a	TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	2,088	1
a	Tech And Energy Transition Corp., A	United States	102	1,015
a	Teract SA, 11/16/25, wts.	France	3,920	82
a,b	Thunder Bridge Capital Partners IV Inc., A	United States	12,385	121,621
a	Tishman Speyer Innovation Corp. II, A	United States	1,653	16,646
a	TKB Critical Technologies 1	United States	10,059	103,155
a	TLG Acquisition One Corp., A	United States	9,876	99,451
a	TPG Pace Beneficial II Corp., A	United States	16,740	164,554
a,b	Twelve Seas Investment Co. II, A	United States	4,888	48,782
a	Twelve Seas Investment Co. II, A, 3/02/28, wts.	United States	1,629	18
a	Twin Ridge Capital Acquisition Corp., A	United States	7,511	75,335
a	two, A	United States	9,851	98,707
a	USHG Acquisition Corp., A	United States	28,448	285,333
a	Vahanna Tech Edge Acquisition I Corp., A	United States	7,916	80,822
a	Vahanna Tech Edge Acquisition I Corp., A, 11/30/28, wts.	United States	3,958	40
a	Valor Latitude Acquisition Corp., A	United States	16,723	167,230
a	Valor Latitude Acquisition Corp., A, 12/31/28, wts.	United States	5,574	335
a	Vector Acquisition Corp. II, A	United States	8,707	87,244
a	Velocity Acquisition Corp., A	United States	6,445	64,772
a	VMG Consumer Acquisition Corp., A	United States	2,210	22,365
a	VMG Consumer Acquisition Corp., A, 7/03/23, wts.	United States	1,105	44
a	VPC Impact Acquisition Holdings II Inc., A	United States	6,544	65,702

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Diversified Financial Services (continued)
a	Warburg Pincus Capital Corp. I-A, 12/31/27, wts.	Cayman Islands	249	$—
a	Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	2,381	307

				26,326,273

	Diversified Telecommunication Services 0.2%
a	Telecom Italia SpA	Italy	276,000	60,215
a	TELUS Corp.	Canada	43,877	934,199
	Vantage Towers AG	Germany	25,500	874,300

				1,868,714

	Electric 0.0%†
	Cia Energetica de Minas Gerais, ADR	Brazil	102,641	224,784

	Electric Utilities 2.9%
	Constellation Energy Corp.	United States	94,436	9,077,188
	Duke Energy Corp.	United States	87	8,694
b	Edison International	United States	39,851	2,656,468
	ENEL SpA	Italy	291,394	1,572,009
a	Energy Harbor Corp.	United States	85,350	6,486,600
d	NextEra Energy Inc.	United States	78,224	6,625,573
	Origin Energy Ltd.	Australia	40,752	219,187
a,b	PG&E Corp.	United States	137,157	2,153,365
	PNM Resources Inc.	United States	11,755	575,995

				29,375,079

	Electrical Equipment 1.7%
a,b	Array Technologies Inc.	United States	216,632	4,536,274
	Emerson Electric Co.	United States	74	7,087
a,b	Enovix Corp.	United States	170,408	2,223,824
a,b	Fluence Energy Inc., A	United States	167,071	2,870,280
a,b	Shoals Technologies Group Inc., A	United States	61,930	1,794,112
a,b	Stem Inc.	United States	203,031	2,653,615
a,b	Sunrun Inc.	United States	84,962	2,768,062

				16,853,254

	Electronic Equipment, Instruments & Components 0.4%
a	Coherent Corp.	United States	7,158	262,484
a	Flex Ltd.	United States	138,088	3,035,174
	Hollysys Automation Technologies Ltd.	China	70,884	1,212,117

				4,509,775

	Energy Equipment & Services 0.0%†
a	Nabors Industries Ltd.	United States	226	35,783

	Entertainment 0.5%
d	Activision Blizzard Inc.	United States	61,069	4,516,053
a	Manchester United PLC, A	United Kingdom	1,913	42,277
a,b	Netflix Inc.	United States	2,646	808,432

				5,366,762

	Equity Real Estate Investment Trusts (REITs) 0.1%
	American Tower Corp.	United States	32	7,080
a	Braemar Hotels & Resorts Inc.	United States	47	173
	Store Capital Corp.	United States	33,310	1,062,589

				1,069,842

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Food & Staples Retailing 0.6%
b	Costco Wholesale Corp.	United States	10,179	$5,489,026
	Walgreens Boots Alliance Inc.	United States	5,823	241,654
	Walmart Inc.	United States	114	17,376

				5,748,056

	Food Products 0.1%
a	Benson Hill Inc., 12/24/25, wts.	United States	5,669	1,928
	Chocoladefabriken Lindt & Spruengli AG	Switzerland	60	631,159
	The Hershey Co.	United States	2,826	664,590

				1,297,677

	Gas Utilities 0.2%
b	South Jersey Industries Inc.	United States	71,932	2,496,040

	Health Care Equipment & Supplies 1.2%
	Abbott Laboratories	United States	8,796	946,274
a	ABIOMED Inc.	United States	15,036	5,680,450
a	Apollo Endosurgery Inc.	United States	43,210	437,717
a	Axonics Inc.	United States	1,757	120,319
c	CONMED Corp.	United States	3,248	269,097
	The Cooper Cos. Inc.	United States	1,109	350,832
a	Cutera Inc.	United States	8,797	418,561
a	DexCom Inc.	United States	3,200	372,096
a	Envista Holdings Corp.	United States	7,574	258,425
a	Hologic Inc.	United States	3,457	263,285
a	Inspire Medical Systems Inc.	United States	243	58,702
a	Intuitive Surgical Inc.	United States	2,130	575,931
a	LivaNova PLC	United States	8,092	448,054
a	Seaspine Holdings Corp.	United States	100,381	751,854
a	Shockwave Medical Inc.	United States	730	185,128
a	Silk Road Medical Inc.	United States	2,292	122,049
b	Stryker Corp.	United States	3,143	735,116

				11,993,890

	Health Care Providers & Services 0.4%
a	Centene Corp.	United States	1,966	171,140
a	Davita Inc.	United States	1,655	122,023
	Elevance Health Inc.	United States	23	12,257
	Humana Inc.	United States	1,463	804,504
a	LHC Group Inc.	United States	3,882	634,358
a,c	Oak Street Health Inc.	United States	2,973	64,276
	UnitedHealth Group Inc.	United States	3,884	2,127,500

				3,936,058

	Health Care Technology 0.1%
a	Evolent Health Inc., A	United States	14,804	426,207
a	Phreesia Inc.	United States	6,608	183,835

				610,042

	Hotels, Restaurants & Leisure 0.3%
a,b	Airbnb Inc., A	United States	14,007	1,430,675
a	Autogrill SpA	Italy	125,924	847,430
	Domino’s Pizza Inc.	United States	1,481	575,709
a	F45 Training Holdings Inc.	United States	72,042	193,793
a	HomeToGo SE, 12/31/25, wts.	Luxembourg	716	75
a	Sonder Holdings Inc., 1/31/28, wts.	United States	3,948	661

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Hotels, Restaurants & Leisure (continued)
	Starbucks Corp.	United States	142	$14,512

				3,062,855

	Household Durables 0.2%
a	Skyline Champion Corp.	United States	33,780	1,756,222

	Household Products 0.0%†
	The Procter & Gamble Co.	United States	126	18,794

	Independent Power & Renewable Electricity Producers 2.0%
	The AES Corp.	United States	402,763	11,647,906
	Clearway Energy Inc., A	United States	6,911	227,510
b	Clearway Energy Inc., C	United States	36,540	1,294,978
b	NextEra Energy Partners LP	United States	40,638	3,270,953
a,b	Sunnova Energy International Inc.	United States	154,010	3,516,048

				19,957,395

	Industrial Conglomerates 0.3%
b	General Electric Co.	United States	26,182	2,250,866
	Toshiba Corp.	Japan	9,747	332,424

				2,583,290

	Insurance 0.3%
	Brown & Brown Inc.	United States	20,972	1,249,722
a,c	Trupanion Inc.	United States	20,041	1,047,543
b	W.R. Berkley Corp.	United States	15,022	1,145,878

				3,443,143

	Interactive Media & Services 0.8%
a,b	Alphabet Inc., A	United States	38,890	3,927,501
a	Alphabet Inc., C	United States	9,007	913,760
a,c	Bumble Inc., A	United States	15,072	367,154
a,b	Meta Platforms Inc., A	United States	13,417	1,584,548
a	Pinterest Inc., A	United States	25,313	643,456
a	Snap Inc., A	United States	23,310	240,326
a	Wejo Group Ltd., 11/18/26, wts.	United States	3,488	276

				7,677,021

	Internet & Direct Marketing Retail 0.6%
a,b	Alibaba Group Holding Ltd., ADR	China	9,003	788,303
a,b	Amazon.com Inc.	United States	20,784	2,006,487
a	Cazoo Group Ltd., 8/26/26, wts.	Cayman Islands	19,178	230
a,e	Deliveroo PLC, A, 144A	United Kingdom	65,088	68,437
b	eBay Inc.	United States	15,591	708,455
a	Etsy Inc.	United States	5,909	780,520
	JD.Com Inc., A	China	1,162	33,173
a,c	Lands’ End Inc.	United States	24,862	287,405
	Prosus NV	China	20,562	1,345,553
a	Wayfair Inc., A	United States	2,100	76,944

				6,095,507

	IT Services 2.4%
a	21Vianet Group Inc., ADR	China	57,703	289,092
	Accenture PLC, A	United States	32	9,630
	Be Shaping The Future SpA	Italy	316,310	1,147,867
a	Block Inc., A	United States	22,997	1,558,507
a	Core Scientific Inc., 1/19/27, wts.	United States	1,383	55

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services (continued)
a	Evo Payments Inc., A	United States	75,706	$2,552,049
a	FleetCor Technologies Inc.	United States	4,676	917,431
	Genpact Ltd.	United States	14,684	677,079
	Global Payments Inc.	United States	13,272	1,377,368
	Link Administration Holdings Ltd.	Australia	272,940	664,057
b	MasterCard Inc., A	United States	10,400	3,706,560
a	MoneyGram International Inc.	United States	62,430	681,736
a	MongoDB Inc., A	United States	2,937	448,451
a,b	PayPal Holdings Inc.	United States	22,027	1,727,137
a	Pushpay Holdings Ltd.	New Zealand	289,958	235,775
a	Snowflake Inc., A	United States	5,462	780,520
	Switch Inc., A	United States	189,400	6,486,950
a	VeriSign Inc.	United States	2,156	430,790
a	WEX Inc.	United States	5,275	892,213
a	Wise PLC, A	United Kingdom	35,887	283,594

				24,866,861

	Leisure Products 0.0%†
a	Tonies SE, A, 4/30/26, wts.	Germany	41,605	12,988

	Life Sciences Tools & Services 1.4%
	Agilent Technologies Inc.	United States	1,151	178,382
a,b	BIO-RAD Laboratories Inc., A	United States	531	220,211
	Danaher Corp., W	United States	8,487	2,320,431
	Eurofins Scientific SE	Luxembourg	23,357	1,621,346
	Gerresheimer AG	Germany	24,633	1,818,258
	Lonza Group AG	Switzerland	99	52,083
a	Mettler-Toledo International Inc.	United States	3,596	5,284,538
a	QIAGEN NV	United States	6,629	328,401
b	Thermo Fisher Scientific Inc.	United States	3,800	2,128,835

				13,952,485

	Machinery 0.1%
a	Berkshire Grey Inc., 7/21/26, wts.	United States	23,782	2,102
	Cummins Inc.	United States	41	10,298
	Deere & Co.	United States	29	12,789
	Fanuc Corp.	Japan	6,856	1,030,875
a	Fast Radius Inc., 2/11/28, wts.	United States	2,678	26
a,c	Nikola Corp.	United States	33,653	88,171

				1,144,261

	Marine 0.4%
a	Atlas Corp.	Canada	262,312	4,031,735

	Media 0.8%
a	Altice USA Inc., A	United States	10,775	49,134
a	Clear Channel Outdoor Holdings Inc., A	United States	159,666	180,423
	Comcast Corp., A	United States	159	5,826
a	Innovid Corp., A, 12/31/27, wts.	Israel	69	25
	Shaw Communications Inc., B	Canada	205,750	5,615,041
	Stroeer SE & Co. KGaA	Germany	42,879	1,970,070
	Tegna Inc.	United States	34,020	671,555

				8,492,074

	Metals & Mining 0.7%
a	Iamgold Corp.	Burkina Faso	395,656	811,095
d	Newmont Corp.	United States	244	11,583

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Metals & Mining (continued)
	Oz Minerals Ltd.	Australia	54,425	$1,022,669
a	Turquoise Hill Resources Ltd.	Mongolia	61,772	1,943,965
	Yamana Gold Inc.	Canada	702,012	3,832,985

				7,622,297

	Oil, Gas & Consumable Fuels 0.7%
a,b	Archaea Energy Inc., A	United States	81,559	2,115,640
a	Battalion Oil Corp.	United States	3,790	42,903
	California Resources Corp.	United States	3,913	177,572
b	Chesapeake Energy Corp.	United States	11,749	1,216,022
a	Denbury Inc.	United States	5,500	493,680
	Devon Energy Corp.	United States	48	3,289
f,g	Gazprom PJSC	Russia	615,160	—
b	New Fortress Energy Inc., A	United States	36,240	1,844,616
	Pioneer Natural Resources Co.	United States	58	13,687
	Suncor Energy Inc.	Canada	5,802	190,776
	Targa Resources Corp.	United States	6,090	453,035
a,b	Tellurian Inc.	United States	351,914	946,649
d	The Williams Cos. Inc.	United States	297	10,306

				7,508,175

	Personal Products 0.4%
	L’Oreal SA	France	8,681	3,260,203
a	Unilever PLC	United Kingdom	13,815	692,826

				3,953,029

	Pharmaceuticals 0.7%
b	AstraZeneca PLC, ADR	United Kingdom	10,591	719,870
a	Avadel Pharmaceuticals PLC, ADR	United States	17,800	163,226
	Bristol-Myers Squibb Co.	United States	115	9,232
a	Catalent Inc.	United States	1,068	53,539
	Eli Lilly & Co., W	United States	4,506	1,672,086
	Hikma Pharmaceuticals PLC	Jordan	8,547	156,635
	Johnson & Johnson	United States	108	19,224
b	Merck & Co. Inc.	United States	12,935	1,424,403
b	Novo Nordisk AS, ADR	Denmark	5,661	705,361
a	Omeros Corp.	United States	3,700	7,918
a	Pliant Therapeutics Inc.	United States	4,177	76,773
	Roche Holding AG	United States	3,773	1,232,352
a	Verona Pharma PLC, ADR	United Kingdom	1,553	20,034
	Zoetis Inc., A	United States	2,946	454,096
a,f	Zogenix Inc., Contingent Value, rts., 12/31/23	United States	38,902	26,453

				6,741,202

	Professional Services 0.0%†
	SGS SA	Switzerland	84	197,356

	Real Estate Management & Development 0.0%†
a	Opendoor Technologies Inc.	United States	11,300	20,905
a	Redfin Corp.	United States	4,100	21,976

				42,881

	Road & Rail 1.7%
	Canadian Pacific Railway Ltd.	Canada	65,384	5,355,604
	CSX Corp.	United States	71,754	2,345,638
b,f	Hertz Corp. Escrow	United States	1,982,000	—

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Road & Rail (continued)
b	Knight-Swift Transportation Holdings Inc., A	United States	64,626	$3,582,219
a	Uber Technologies Inc.	United States	44,595	1,299,498
b	Union Pacific Corp.	United States	20,861	4,535,807

				17,118,766

	Semiconductors & Semiconductor Equipment 0.8%
a	Advanced Micro Devices Inc.	United States	17,575	1,364,347
b	ASML Holding NV, G	Netherlands	1,693	1,029,547
	Aspeed Technology Inc.	Taiwan	7,310	508,278
	Broadcom Inc.	United States	21	11,572
	KLA Corp.	United States	2,979	1,171,194
	LAM Research Corp.	United States	1,077	508,753
	Marvell Technology Inc.	United States	41,506	1,930,859
	Microchip Technology Inc.	United States	147	11,641
b	NVIDIA Corp.	United States	5,236	886,088
a	ON Semiconductor Corp.	United States	10,543	792,834

	Qualcomm Inc.	United States	242	30,611

	Silicon Motion Technology Corp., ADR	Taiwan	3,835	241,988

				8,487,712

	Software 3.1%
a	Atlassian Corp., A	United States	8,488	1,116,596
	Aveva Group PLC	United Kingdom	67,561	2,621,781
a	Benefitfocus Inc.	United States	148,142	1,536,233
a	Bill.Com Holdings Inc.	United States	3,652	439,774
a,b	BTRS Holdings Inc.	United States	251,704	2,383,637
a	Ceridian HCM Holding Inc.	United States	23,589	1,614,431
a	Datadog Inc., A	United States	4,711	357,000
a	Dynatrace Inc.	United States	28,386	1,099,957
a	Elmo Software Ltd.	Australia	144,122	464,692
a,b	HubSpot Inc.	United States	4,499	1,363,332
	Infomedia Ltd.	Australia	497,543	374,420
	Intuit Inc.	United States	5,443	2,218,512
a,b	Knowbe4 Inc., A	United States	102,000	2,518,380
a	Livevox Holdings Inc., 6/18/26, wts.	United States	23,891	6,135
	Micro Focus International PLC	United Kingdom	134,447	851,197
b	Microsoft Corp.	United States	22,002	5,613,590
a	Momentive Global Inc.	United States	24,628	195,300
a	Nearmap Ltd.	Australia	1,154,748	1,669,815
a	Palo Alto Networks Inc.	United States	4,357	740,254
a	Salesforce.com Inc.	United States	3,168	507,672
	SAP SE	Germany	26,433	2,932,919
a,b	ServiceNow Inc.	United States	2,409	1,002,867

				31,628,494

	Specialty Retail 0.7%m
a	Frasers Group PLC	United Kingdom	38,301	419,585
	The Home Depot Inc.	United States	15,284	4,951,863
a,e	Watches of Switzerland Group PLC, 144A	United Kingdom	140,408	1,734,974

				7,106,422

	Technology Hardware, Storage & Peripherals 0.0%†
	Apple Inc.	United States	303	44,853

	Textiles, Apparel & Luxury Goods 0.2%
	Adidas AG	Germany	6,159	793,945

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Textiles, Apparel & Luxury Goods (continued)
a	Ermenegildo Zegna Holditalia SpA, 10/30/27, wts.	Italy	2,117	$4,234
	Hermes International	France	948	1,540,765

				2,338,944

	Trading Companies & Distributors 0.4%
	Brenntag SE	Germany	17,131	1,089,206
b	Herc Holdings Inc.	United States	20,538	2,632,355
	IMCD Group NV	Netherlands	2,491	368,430
a	United Rentals Inc.	United States	1,102	389,039

				4,479,030

	Water Utilities 0.2%
	Cia de Saneamento Basico Do Estado de Sao Paulo, ADR	Brazil	37,677	435,169
	Guangdong Investment Ltd.	China	1,680,058	1,549,129

				1,984,298

	Wireless Telecommunication Services 0.1%
a	T-Mobile US Inc.	United States	1,195	180,995
b	Vodafone Group PLC, ADR	United Kingdom	70,121	787,459

				968,454

	Total Common Stocks and Other Equity Interests (Cost $306,961,854)			378,050,376

	Exchange Traded Funds 1.1%
	ARK Innovation ETF	United States	61,400	2,301,272
	Invesco QQQ Series 1 ETF	United States	42	12,321
	iShares China Large-Cap ETF	China	78,778	2,218,388
	iShares Russell 2000 ETF	United States	8,100	1,517,697
	Utilities Select Sector SPDR Fund	United States	73,600	5,257,248

	Total Exchange Traded Funds (Cost $11,539,261)			11,306,926

	Preferred Stocks 0.0%†
	Communications Equipment 0.0%†
a	Riverbed Technology Inc., pfd., A	United States	3,699	3,699

	Gas Utilities 0.0%†
c	El Paso Energy Capital Trust I, 4.75%, pfd.	United States	114	5,227

	Professional Services 0.0%†
	Clarivate PLC, 5.25%, pfd.	United Kingdom	1,431	61,719

	Thrifts & Mortgage Finance 0.0%†

	FHLMC, pfd.,
	O, 5.81%	United States	17,150	55,995
	Z, 8.375%	United States	8,177	17,989

	FNMA, pfd.,
	[a] O	United States	16,250	67,438
	S, 8.25%	United States	15,150	35,905

				177,327

	Total Preferred Stocks (Cost $485,937)			247,972

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds 11.7%
	Aerospace & Defense 0.2%
	Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,576,000		$1,466,468
e	Virgin Galactic Holdings Inc., senior note, 144A, 2.50%, 2/01/27	United States	335,000		190,783

					1,657,251

	Air Freight & Logistics 0.0%†
c,e	Zto Express Cayman Inc., senior note, 144A, 1.50%, 9/01/27	China	276,000		280,416

	Airlines 0.6%
e	Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	32,034	EUR	553,326
c	American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	683,000		775,546
e	Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,057,234
	Copa Holdings SA, senior note, 4.50%, 4/15/25	Panama	1,667,000		2,972,261
e	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	1,277,000		485,899
	Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	614,000		463,263
	Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	130,000		169,227

					6,476,756

	Auto Components 0.0%†
e	Luminar Technologies Inc., senior note, 144A, 1.25%, 12/15/26	United States	194,000		128,732

	Automobiles 0.4%
e	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	1,346,000		699,955
b	Ford Motor Co., senior note, zero cpn., 3/15/26	United States	683,000		708,954
b	Li Auto Inc., senior note, 0.25%, 5/01/28	China	1,508,000		1,560,780
b,e	Lucid Group Inc., senior note, 144A, 1.25%, 12/15/26	United States	968,000		543,290
	NIO Inc., senior note, zero cpn., 2/01/26	China	600,000		513,673

					4,026,652

	Banks 0.2%
	Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	1,778,000		1,740,306
e,h	Standard Chartered PLC, senior bond, Reg S, 7.75% to 8/15/27, FRN thereafter, Perpetual	United Kingdom	200,000		190,838

					1,931,144

	Biotechnology 0.9%
	Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	800,000		1,202,500
e	Avid SPV LLC, senior note, 144A, 1.25%, 3/15/26	United States	838,000		841,391
c	BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	240,000		256,200
	Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	1,298,000		895,750
	Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,530,000		2,160,360
	Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	622,000		499,653
e	Halozyme Therapeutics Inc., senior note, 144A, 1.00%, 8/15/28	United States	258,000		304,440
	Insmed Inc., senior note, 0.75%, 6/01/28	United States	1,302,000		1,034,844
	Intercept Pharmaceuticals Inc., senior secured note, 3.50%, 2/15/26	United States	250,000		265,325
	Ionis Pharmaceuticals Inc., senior note, zero cpn., 4/01/26	United States	254,000		244,316
	Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	855,000		694,030
e	Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	600,000	EUR	573,787
	Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	774,000		691,182

					9,663,778

	Chemicals 0.1%
	Amyris Inc., senior note, 1.50%, 11/15/26	United States	1,201,000		318,336
e	Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	551,000		243,051

					561,387

	Communications Equipment 0.0%†
e	Infinera Corp., senior note, 144A, 3.75%, 8/01/28	United States	139,000		171,924

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Construction & Engineering 0.1%
	Granite Construction Inc., senior note, 2.75%, 11/01/24	United States	574,000		$708,459

	Consumer Finance 0.3%
	EZCORP Inc., senior note, 2.875%, 7/01/24	United States	1,076,000		1,207,272
b	PRA Group Inc., senior note, 3.50%, 6/01/23	United States	1,347,000		1,335,551
e	Zip Co. Ltd., senior note, Reg S, zero cpn., 4/23/28	Australia	800,000	AUD	108,600

					2,651,423

	Diversified Consumer Services 0.1%
	Affirm Holdings Inc., senior note, zero cpn., 11/15/26	United States	469,000		276,007
e	Nexi SpA, senior note, Reg S, zero cpn., 2/24/28	Italy	400,000	EUR	305,056

					581,063

	Diversified Financial Services 0.2%
c	Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	1,862,000		1,335,426
	Upstart Holdings Inc., senior note, 0.25%, 8/15/26	United States	872,000		452,350

					1,787,776

	Diversified Telecommunication Services 0.1%
e	Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	763,000		711,498
e	Radius Global Infrastructure Inc., senior note, 144A, 2.50%, 9/15/26	United States	860,000		768,252

					1,479,750

	Electrical Equipment 0.2%
e	Array Technologies Inc., senior note, 144A, 1.00%, 12/01/28	United States	677,000		717,287
	Plug Power Inc., senior note, 3.75%, 6/01/25	United States	407,000		1,304,638

					2,021,925

	Electronic Equipment, Instruments & Components 0.1%
	PAR Technology Corp., senior note, 1.50%, 10/15/27	United States	709,000		502,327
	Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	452,000		443,231

					945,558

	Energy Equipment & Services 0.1%
b	Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,067,000		1,359,145

	Entertainment 0.3%
	Cinemark Holdings Inc., senior note, 4.50%, 8/15/25	United States	1,031,000		1,238,231
b,e	The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	680,000		1,093,950
b	Sea Ltd., senior note, 0.25%, 9/15/26	Singapore	387,000		290,250

					2,622,431

	Equity Real Estate Investment Trusts (REITs) 0.2%
	Braemar Hotels & Resorts Inc., senior note, 4.50%, 6/01/26	United States	641,000		591,247
c,e	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, zero cpn., 5/01/25	United States	645,000		605,388
b	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	1,161,000		1,050,705
	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	290,000		266,365

					2,513,705

	Food & Staples Retailing 0.2%
	The Chefs’ Warehouse Inc., senior note, 1.875%, 12/01/24	United States	1,652,000		1,842,806

	Food Products 0.0%†
e	Post Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	338,000		361,998

	Health Care Equipment & Supplies 0.4%
	Cutera Inc., senior note, 2.25%, 3/15/26	United States	239,000		375,708

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Equipment & Supplies (continued)
	Cutera Inc., senior note, (continued)
	[b,e] 144A, 2.25%, 6/01/28	United States	893,000		$1,002,393
	NuVasive Inc., senior note, 1.00%, 6/01/23	United States	794,000		780,601
	0.375%, 3/15/25	United States	334,000		287,574
b	Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	1,108,000		1,338,611

					3,784,887

	Health Care Providers & Services 0.1%
	Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	50,000		36,382
	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	587,000		340,521
	PetIQ Inc., A, senior note, 4.00%, 6/01/26	United States	882,000		771,438

					1,148,341

	Health Care Technology 0.5%
	Bandwidth Inc., senior note, 0.50%, 4/01/28	United States	1,114,000		662,384
e	Bilibili Inc., Z, senior note, 144A, 0.50%, 12/01/26	China	65,000		41,638
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	335,000		270,848
	Coupa Software Inc., senior note, 0.125%, 6/15/25	United States	625,000		574,879
	0.375%, 6/15/26	United States	363,000		320,166
	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,174,000		845,280
	Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	740,000		645,650
	Livongo Health Inc., senior note, 0.875%, 6/01/25	United States	180,000		156,330
e	Nextgen Healthcare Inc., senior note, 144A, 3.75%, 11/15/27	United States	387,000		420,768
	Nutanix Inc., senior note, 0.25%, 10/01/27	United States	50,000		44,025
c	Teladoc Health Inc., senior note, 1.25%, 6/01/27	United States	105,000		80,126
	Unity Software Inc., senior note, zero cpn., 11/15/26	United States	720,000		534,240
	Veritone Inc., senior note, 1.75%, 11/15/26	United States	800,000		518,400

					5,114,734

	Hotels, Restaurants & Leisure 0.3%
e	Carnival Corp., senior note, 144A, 5.75%, 12/01/27	United States	375,000		378,750
	Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	586,000		379,728
	Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	25,000		41,913
e	Royal Caribbean Cruises Ltd., senior note, 144A, 6.00%, 8/15/25	United States	1,323,000		1,887,898

					2,688,289

	Independent Power & Renewable Electricity Producers 0.1%
e	Sunnova Energy International Inc., senior note, 144A, 2.625%, 2/15/28	United States	581,000		533,649

	Interactive Media & Services 0.1%
	Snap Inc., senior note, zero cpn., 5/01/27	United States	80,000		56,200
	[e] 144A, 0.125%, 3/01/28	United States	1,654,000		1,120,585

					1,176,785

	Internet & Direct Marketing Retail 1.0%
	Airbnb Inc., senior note, zero cpn., 3/15/26	United States	554,000		466,468
e	Cornwall Jersey Ltd., senior note, Reg S, 0.75%, 4/16/26	United Kingdom	300,000	GBP	231,408
e	Delivery Hero AG, senior note, Reg S, 1.50%, 1/15/28	South Korea	1,000,000	EUR	694,718
	A, 1.00%, 4/30/26	South Korea	700,000	EUR	523,111
	B, 2.125%, 3/10/29	South Korea	500,000	EUR	332,040
	Etsy Inc., senior note, 0.25%, 6/15/28	United States	250,000		219,875
c	Fiverr International Ltd., senior note, zero cpn., 11/01/25	United States	1,125,000		922,500
b	Fubotv Inc., senior note, 3.25%, 2/15/26	United States	341,000		163,851
	Groupon Inc., senior note, 1.125%, 3/15/26	United States	1,144,000		710,710

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Internet & Direct Marketing Retail (continued)
e	Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	$489,918
	B, 0.625%, 2/09/28	United Kingdom	1,000,000	EUR	707,162
b	Magnite Inc., senior note, 0.25%, 3/15/26	United States	272,000		210,077
	Okta Inc., senior note, 0.125%, 9/01/25	United States	323,000		277,296
e	Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	1,428,000		763,980
	The Realreal Inc., senior note, 1.00%, 3/01/28	United States	557,000		208,875
	Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	1,318,000		1,060,331
	Wayfair Inc., senior note, 1.00%, 8/15/26	United States	798,000		462,042
	0.625%, 10/01/25	United States	673,000		435,768
	[e] 144A, 3.25%, 9/15/27	United States	401,000		324,409
c,e	Xometry Inc., A, senior note, 144A, 1.00%, 2/01/27	United States	678,000		666,135
c	Zillow Group Inc., senior note, 1.375%, 9/01/26	United States	15,000		16,597

					9,887,271

	IT Services 0.3%
	Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	933,000		796,070
e	Repay Holdings Corp., A, senior note, 144A, zero cpn., 2/01/26	United States	1,069,000		797,046
b	Shift4 Payments Inc., senior note, zero cpn., 12/15/25	United States	903,000		832,453
b	Shopify Inc., senior note, 0.125%, 11/01/25	Canada	800,000		688,177

					3,113,746

	Leisure Products 0.1%
	NCL Corp. Ltd., senior note, 1.125%, 2/15/27	United States	773,000		590,756
	[e]senior note, 144A, 2.50%, 2/15/27	United States	644,000		503,286
	Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	320,000		227,847

					1,321,889

	Machinery 0.3%
	Bloom Energy Corp., senior note, 2.50%, 8/15/25	United States	1,134,000		1,651,947
e	Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	534,000		713,958
	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	551,000		517,664

					2,883,569

	Media 0.4%
	Cable One Inc., senior note, zero cpn., 3/15/26	United States	5,000		3,840
	Dish Network Corp., senior bond, 3.375%, 8/15/26	United States	1,279,000		831,350
	senior note, zero cpn., 12/15/25	United States	569,000		387,432
e	Liberty Broadband Corp., senior bond, 144A, 2.75%, 9/30/50	United States	650,000		630,604
	Liberty Interactive LLC, senior bond, 4.00%, 11/15/29	United States	1,448,000		506,800
	senior note, 3.75%, 2/15/30	United States	1,969,000		679,305
b,e	Liberty Media Corp., senior bond, 144A, 2.75%, 12/01/49	United States	1,238,000		1,159,387
e	Techtarget Inc., senior note, 144A, zero cpn., 12/15/26	United States	452,000		341,260

					4,539,978

	Metals & Mining 0.4%
	Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	514,000		385,243
b,e	Ivanhoe Mines Ltd., senior note, 144A, 2.50%, 4/15/26	Canada	597,000		809,817
e	Lithium Americas Corp., senior note, 144A, 1.75%, 1/15/27	Canada	582,000		504,594
e	MP Materials Corp., senior note, 144A, 0.25%, 4/01/26	United States	580,000		590,150
	U.S. Steel Corp., senior note, 5.00%, 11/01/26	United States	937,000		1,941,932

					4,231,736

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Mortgage Real Estate Investment Trusts (REITs) 0.7%
e	Arbor Realty Trust Inc., senior note, 144A, 7.50%, 8/01/25	United States	625,000		$631,875
b	KKR Real Estate Finance Trust Inc., senior note, 6.125%, 5/15/23	United States	515,000		511,652
	PennyMac Corp., senior note, 5.50%, 11/01/24	United States	910,000		813,312
	[b] 5.50%, 3/15/26	United States	1,671,000		1,430,794
	Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	2,854,000		2,782,650
	[e] 144A, 7.75%, 6/15/27	United States	486,000		434,059
	Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	760,000		657,856

					7,262,198

	Personal Products 0.2%
e	The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	825,000		643,912
b	Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	1,203,000		1,100,745

					1,744,657

	Pharmaceuticals 0.7%
	Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	887,000		847,085
	Avadel Finance Cayman Ltd., senior note, 4.50%, 2/01/23	United States	757,000		749,714
	4.50%, 10/02/23	United States	597,000		631,979
	Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	1,026,000		1,016,808
e	Innoviva Inc., senior note, 144A, 2.125%, 3/15/28	United States	742,000		599,165
	Mannkind Corp., senior note, 2.50%, 3/01/26	United States	1,773,000		1,952,073
	Omeros Corp., senior note, 5.25%, 2/15/26	United States	15,000		8,023
c	Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	238,000		225,654
b	Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	822,000		815,835

					6,846,336

	Professional Services 0.0%†
c	Upwork Inc., senior note, 0.25%, 8/15/26	United States	549,000		415,895

	Real Estate Management & Development 0.3%
e	Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	2,648,000		1,121,158
	Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	1,496,000		1,056,176
	Redfin Corp., senior note, 0.50%, 4/01/27	United States	1,384,000		581,280
	zero cpn., 10/15/25	United States	188,000		113,740

					2,872,354

	Road & Rail 0.0%†
	Uber Technologies Inc., senior note, zero cpn., 12/15/25	United States	90,000		76,767

	Semiconductors & Semiconductor Equipment 0.3%
e	Ams-Osram AG, senior note, Reg S, 2.125%, 11/03/27	Austria	1,400,000	EUR	1,018,696
	Veeco Instruments Inc., senior note, 3.75%, 6/01/27	United States	1,229,000		1,999,583
e	Wolfspeed Inc., senior note, 144A, 1.875%, 12/01/29	United States	43,000		44,806

					3,063,085

	Software 0.6%
e	8x8 Inc., senior note, 144A, 4.00%, 2/01/28	United States	581,000		472,644
e	Altair Engineering Inc., senior note, 144A, 1.75%, 6/15/27	United States	459,000		431,460
	Alteryx Inc., senior note, 0.50%, 8/01/24	United States	133,000		121,612
	Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	392,000		320,656
e	Confluent Inc., senior note, 144A, zero cpn., 1/15/27	United States	710,000		537,825
e	Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	1,409,000	CAD	809,168
	Envestnet Inc., senior note, 0.75%, 8/15/25	United States	328,000		292,535
b	Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	645,000		592,755

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Software (continued)
b	i3 Verticals LLC, senior note, 1.00%, 2/15/25	United States	788,000	$735,795
	Palo Alto Networks Inc., senior note, 0.75%, 7/01/23	United States	736,000	1,415,328
	Ringcentral Inc., senior note, zero cpn., 3/15/26	United States	65,000	50,602
	A, 3/01/25	United States	576,000	495,360
	Splunk Inc., senior note, 1.125%, 6/15/27	United States	95,000	78,802

				6,354,542

	Specialty Retail 0.4%
c	Burlington Stores Inc., senior note, 2.25%, 4/15/25	United States	555,000	633,394
b	Guess? Inc., senior note, 2.00%, 4/15/24	United States	1,484,000	1,554,490
	National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	967,000	1,383,390
e	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000	152,100

				3,723,374

	Transportation Infrastructure 0.2%
	Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000	2,229,392

	Total Convertible Bonds (Cost $132,331,852)			118,787,553

	Corporate Bonds and Notes 14.0%
	Aerospace & Defense 0.1%
	The Boeing Co., senior bond, 3.375%, 6/15/46	United States	90,000	59,991
	3.625%, 3/01/48	United States	25,000	16,842
	3.90%, 5/01/49	United States	100,000	71,076
	3.825%, 3/01/59	United States	25,000	16,443
e	Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	136,000	160,480
e	ST Engineering Urban Solutions USA Inc., senior note, Reg S, 3.75%, 5/05/32	Singapore	400,000	362,961
e	TransDigm Inc., senior secured note, 144A, 8.00%, 12/15/25	United States	75,000	76,446

				764,239

	Airlines 0.1%
e	Allegiant Travel Co., senior secured note, 144A, 7.25%, 8/15/27	United States	92,000	89,731
e	American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	700,000	613,676
e	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., senior secured note, 144A, 8.00%, 9/20/25	United States	343,000	348,037
	United Airlines Pass-Through Trust, B, 4.875%, 1/15/26	United States	38,100	36,096
	2019-2, B, 3.50%, 5/01/28	United States	293,226	252,307

				1,339,847

	Automobiles 0.3%
e	Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	700,000	674,975
	Ford Motor Credit Co. LLC, senior note, 5.125%, 6/16/25	United States	531,000	514,779
e	Frontier Communications Holdings LLC, senior secured note, 144A, 8.75%, 5/15/30	United States	1,218,000	1,261,470
	General Motors Co., senior bond, 5.20%, 4/01/45	United States	30,000	25,505
	5.95%, 4/01/49	United States	90,000	83,848
h	General Motors Financial Co. Inc., junior sub. note, A, 5.75% to 9/30/27, FRN thereafter, Perpetual	United States	30,000	25,493
	[c] B, 6.50% to 9/30/28, FRN thereafter, Perpetual	United States	75,000	65,222

				2,651,292

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Banks 1.2%
	Bank of America Corp., senior bond, 2.972% to 2/04/32, FRN thereafter, 2/04/33	United States	1,268,000	$1,037,530
e	Bank Rakyat Indonesia Persero TBK PT, senior note, Reg S, 4.625%, 7/20/23	Indonesia	400,000	398,382
	Barclays PLC, senior bond, 7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	787,000	834,577
	sub. bond, 3.564% to 9/23/30, FRN thereafter, 9/23/35	United Kingdom	325,000	247,111
	[h] junior sub. note, 4.375% to 3/15/28, FRN thereafter, Perpetual	United Kingdom	210,000	154,852
e	Canara Bank, E, senior note, Reg S, 3.875%, 3/28/24	India	466,000	455,021
e	Credit Suisse Group AG, senior note, 144A, 2.193% to 6/05/25, FRN thereafter, 6/05/26	Switzerland	250,000	210,683
	Deutsche Bank AG, sub. bond, 3.729% to 10/14/30, FRN thereafter, 1/14/32	Germany	200,000	147,186
e,h	HDFC Bank Ltd., senior bond, Reg S, 3.70% to 8/25/26, FRN thereafter, Perpetual	India	200,000	173,333
	HSBC Holdings PLC, sub. bond, 8.113% to 11/03/32, FRN thereafter, 11/03/33	United Kingdom	200,000	211,372
	[h] junior sub. note, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	3,400,000	3,276,070
	senior note, 4.755% to 6/09/27, FRN thereafter, 6/09/28	United Kingdom	336,000	318,842
	senior note, 7.39% to 11/03/27, FRN thereafter, 11/03/28	United Kingdom	622,000	652,684
e,h	Kasikornbank PCL, E, junior sub. note, Reg S, 4.00% to 2/10/27, FRN thereafter, Perpetual	Thailand	200,000	160,494
	Mizuho Financial Group Inc., senior bond, 5.669% to 9/13/32, FRN thereafter, 9/13/33	Japan	200,000	200,867
	Norinchukin Bank, senior note, 5.071%, 9/14/32	Japan	500,000	494,833
e	Societe Generale SA, sub. bond, 144A, 3.653% to 7/08/30, FRN thereafter, 7/08/35	France	200,000	156,224
	Standard Chartered PLC,
	[e] sub. bond, 144A, 3.265% to 11/18/30, FRN thereafter, 2/18/36	United Kingdom	255,000	185,488
	[e,h] senior bond, Reg S, 7.75% to 4/02/23, FRN thereafter, Perpetual	United Kingdom	1,000,000	993,195
	senior note, 7.767%, 11/16/28	United Kingdom	200,000	211,096
e	UniCredit SpA, senior note, 144A, 1.982% to 6/03/26, FRN thereafter, 6/03/27	Italy	329,000	278,906
h	Westpac Banking Corp., junior sub. note, 5.00% to 9/21/27, FRN thereafter, Perpetual	Australia	600,000	502,070
e	Yes Bank IFSC Banking Unit Branch, E, senior note, Reg S, 3.75%, 2/06/23	India	400,000	395,600

				11,696,416

	Capital Markets 0.6%
	Ares Capital Corp., senior bond, 3.20%, 11/15/31	United States	105,000	78,754
	senior note, 2.875%, 6/15/28	United States	95,000	78,098
	Barings BDC Inc., senior note, 3.30%, 11/23/26	United States	125,000	105,852
	Blackstone Private Credit Fund, senior note, 4.70%, 3/24/25	United States	119,000	116,386
	2.625%, 12/15/26	United States	298,000	253,363
	3.25%, 3/15/27	United States	289,000	249,199
	[e] 144A, 7.05%, 9/29/25	United States	421,000	422,124
	Blackstone Secured Lending Fund, senior note, 2.125%, 2/15/27	United States	190,000	158,904
	FS KKR Capital Corp., senior note, 3.40%, 1/15/26	United States	85,000	77,375
	3.125%, 10/12/28	United States	150,000	121,535
e	Huarong Finance 2017 Co. Ltd., senior bond, Reg S, 4.75%, 4/27/27	China	200,000	173,250
e	Huarong Finance 2019 Co. Ltd., Reg S, senior bond, E, 4.50%, 5/29/29	China	1,200,000	955,500

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Capital Markets (continued)
	Huarong Finance 2019 Co. Ltd., Reg S, (continued)
	senior bond, E, 3.875%, 11/13/29	China	500,000	$381,674
	senior bond, E, 3.625%, 9/30/30	China	400,000	293,520
	[h] senior note, G, 4.25% to 9/30/25, FRN thereafter, Perpetual	China	200,000	143,111
	senior note, E, 3.25%, 11/13/24	China	200,000	180,874
e	Huarong Finance II Co. Ltd., senior bond, Reg S,
	5.00%, 11/19/25	China	500,000	451,837
	EMTN, 4.875%, 11/22/26	China	200,000	174,000
e	MDGH GMTN RSC Ltd., E, senior bond, Reg S, 3.40%, 6/07/51	United Arab Emirates	302,000	229,679
	Oaktree Specialty Lending Corp., senior note, 2.70%, 1/15/27	United States	45,000	39,224
	Owl Rock Capital Corp., senior note, 2.875%, 6/11/28	United States	80,000	64,256
e	Owl Rock Core Income Corp., senior note, 144A, 7.75%, 9/16/27	United States	1,298,000	1,313,726

				6,062,241

	Chemicals 0.1%
e	Ashland LLC, senior bond, 144A, 3.375%, 9/01/31	United States	120,000	96,317
e	Braskem Idesa SAPI, senior bond, Reg S, 6.99%, 2/20/32	Mexico	886,000	629,069
e	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000	170,791

				896,177

	Commercial Services & Supplies 0.0%†
e	Verscend Escrow Corp., senior note, 144A, 9.75%, 8/15/26	United States	296,000	296,503

	Communications Equipment 0.0%†
e	Audacy Capital Corp., senior secured note, 144A, 6.75%, 3/31/29	United States	998,000	226,955
e	CommScope Inc., 144A,
	senior note, 7.125%, 7/01/28	United States	145,000	112,610
	senior secured note, 4.75%, 9/01/29	United States	60,000	50,608
e	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	60,000	45,881

				436,054

	Construction & Engineering 0.1%
e	GMR Hyderabad International Airport Ltd., senior secured note,
	Reg S, 5.375%, 4/10/24	India	200,000	197,510
	144A, 4.75%, 2/02/26	India	200,000	185,500
e	India Airport Infra, senior secured note, Reg S, 6.25%, 10/25/25	India	300,000	284,691

				667,701

	Construction Materials 0.1%
e	Cemex SAB de CV, senior secured bond, 144A, 5.20%, 9/17/30	Mexico	245,000	221,823
e	SRM Escrow Issuer LLC, senior secured note, 144A, 6.00%, 11/01/28	United States	784,000	699,187

				921,010

	Consumer Finance 0.1%
h	Ally Financial Inc., C, junior sub. note, 4.70% to 5/15/28, FRN thereafter, Perpetual	United States	150,000	100,271
e	Manappuram Finance Ltd., E, senior secured note, Reg S, 5.90%, 1/13/23	India	939,000	934,446

				1,034,717

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Containers & Packaging 0.1%
	Ball Corp., senior note, 6.875%, 3/15/28	United States	337,000		$348,896
e	Mauser Packaging Solutions Holding Co., senior secured note, 144A, 5.50%, 4/15/24	United States	629,000		621,230

					970,126

	Diversified Consumer Services 0.3%
e	Aramark Services Inc., senior note, 144A, 6.375%, 5/01/25	United States	60,000		59,967
	Global Payments Inc., senior note,
	2.90%, 11/15/31	United States	15,000		11,914
	5.40%, 8/15/32	United States	10,000		9,607
e	GLP China Holdings Ltd., E, senior note, Reg S, 2.95%, 3/29/26	China	200,000		128,999
e	The Hertz Corp., senior note, 144A, 4.625%, 12/01/26	United States	262,000		227,564
e	Metis Merger Sub LLC, senior note, 144A, 6.50%, 5/15/29	United States	141,000		116,341
b,e	MoneyGram International Inc., senior secured note, 144A, 5.375%, 8/01/26	United States	994,000		1,003,479
e,i	Sabre GLBL Inc., senior secured note, 144A, 11.25%, 12/15/27	United States	191,000		195,894
e	Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	700,000		583,698
e	United Rentals North America Inc., senior secured note, 144A, 6.00%, 12/15/29	United States	202,000		203,396

					2,540,859

	Diversified Financial Services 0.7%
e	AG Issuer LLC, senior secured note, 144A, 6.25%, 3/01/28	United States	554,000		517,487
e	Aviation Capital Group LLC, senior note, 144A, 1.95%, 1/30/26	United States	25,000		21,820
e	Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	700,000		425,726
e	Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	72,638
e	Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	980,000		861,542
e	Medline Borrower LP, senior secured note, 144A, 3.875%, 4/01/29	United States	536,000		461,434
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	395,000		278,090
	OneMain Finance Corp., senior note, 3.50%, 1/15/27	United States	75,000		61,567
e	Rec Ltd., senior note, Reg S,
	4.75%, 5/19/23	India	1,000,000		994,700
	5.25%, 11/13/23	India	1,370,000		1,363,773
	G, 3.375%, 7/25/24	India	300,000		287,486

e	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc., 144A,
	senior bond, 3.875%, 3/01/31	United States	5,000		3,874
	senior bond, 4.00%, 10/15/33	United States	360,000		265,041
	senior note, 2.875%, 10/15/26	United States	360,000		307,409
	senior note, 3.625%, 3/01/29	United States	40,000		32,272
e	Vistajet Malta Finance PLC / XO Management Holding Inc., senior note, 144A, 6.375%, 2/01/30	Switzerland	691,000		567,484
e	WMG Acquisition Corp., senior secured bond, 144A, 3.00%, 2/15/31	United States	577,000		479,089

					7,001,432

	Diversified Telecommunication Services 0.9%
e	Altice France Holding SA, senior secured note, 144A, 10.50%, 5/15/27	Luxembourg	1,262,000		999,340
b,e	Avaya Inc., senior secured note, 144A, 6.125%, 9/15/28	United States	1,828,000		810,151
	British Telecommunications PLC, senior note, 4.50%, 12/04/23	United Kingdom	439,000		435,401
e	Connect Finco Sarl / Connect US Finco LLC, senior secured note, 144A, 6.75%, 10/01/26	United Kingdom	290,000		274,524
e	IHS Holding Ltd., senior note, Reg S, 6.25%, 11/29/28	Nigeria	785,000		610,612

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Telecommunication Services (continued)
e	Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		$185,298
e	Level 3 Financing Inc., senior note, 144A, 4.625%, 9/15/27	United States	2,073,000		1,749,353
e	Lorca Telecom Bondco SA, senior secured note, Reg S, 4.00%, 9/18/27	Spain	200,000	EUR	189,284
	Sprint LLC, senior note, 7.125%, 6/15/24	United States	1,176,000		1,202,440
e	Switch Ltd., senior note, 144A,
	3.75%, 9/15/28	United States	128,000		129,196
	[b] 4.125%, 6/15/29	United States	2,028,000		2,043,616
e	VMED O2 UK Financing I PLC, Reg S,
	senior secured bond, 4.50%, 7/15/31	United Kingdom	465,000	GBP	447,653
	senior secured note, 4.00%, 1/31/29	United Kingdom	210,000	GBP	206,468
e	Zayo Group Holdings Inc., senior note, 144A, 6.125%, 3/01/28	United States	290,000		157,848

					9,441,184

	Electric Utilities 0.6%
b,f	Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		23,977
h	Edison International, A, junior sub. note, 5.375% to 3/15/26, FRN thereafter, Perpetual	United States	50,000		42,600

e	EP Infrastructure AS, Reg S,
	senior bond, 1.816%, 3/02/31	Czech Republic	100,000	EUR	68,101
	senior note, 1.659%, 4/26/24	Czech Republic	147,000	EUR	136,182
	senior note, 1.698%, 7/30/26	Czech Republic	514,000	EUR	431,412

e	Eskom Holdings SOC Ltd., senior bond, Reg S,
	6.75%, 8/06/23	South Africa	510,000		499,035
	7.125%, 2/11/25	South Africa	781,000		736,221
e	Greenko Investment Co., senior secured note, Reg S, 4.875%, 8/16/23	India	200,000		195,550
	Greenko Mauritius Ltd., senior note, 6.25%, 2/21/23	India	300,000		298,500
e	Greenko Power II Ltd., senior secured note, Reg S, 4.30%, 12/13/28	India	195,500		169,049
e	Greenko Wind Projects Mauritius Ltd., senior note, Reg S, 5.50%, 4/06/25	India	200,000		188,113

	Pacific Gas and Electric Co.,
	secured bond, 4.95%, 7/01/50	United States	2,484,000		1,992,215
	secured bond, 3.50%, 8/01/50	United States	328,000		213,227
	senior bond, 4.30%, 3/15/45	United States	85,000		62,099

	PG&E Corp., senior secured bond, 5.25%, 7/01/30	United States	700,000		634,970

					5,691,251

	Energy Equipment & Services 0.2%
e	Shelf Drilling Holdings Ltd., senior note, 144A, 8.25%, 2/15/25	United Arab Emirates	157,000		136,673
e	Solaris Midstream Holdings LLC, senior note, 144A, 7.625%, 4/01/26	United States	557,000		549,291
e	Transocean Inc., senior note, 144A,
	7.25%, 11/01/25	United States	824,000		716,287
	7.50%, 1/15/26	United States	297,000		249,391
	[b] 11.50%, 1/30/27	United States	225,000		228,161
	8.00%, 2/01/27	United States	277,000		226,841
e	Transocean Phoenix 2 Ltd., senior secured note, 144A, 7.75%, 10/15/24	United States	312,800		310,068
e	Transocean Pontus Ltd., senior secured note, 144A, 6.125%, 8/01/25	United States	43,680		42,438

					2,459,150

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Entertainment 0.1%
e,j	AMC Entertainment Holdings Inc., senior secured note, 144A, PIK, 10.00% (cash), 6/15/26	United States	519,000		$194,939

	Netflix Inc., senior bond,
	4.875%, 4/15/28	United States	15,000		14,591
	5.875%, 11/15/28	United States	115,000		116,462
	6.375%, 5/15/29	United States	60,000		61,978
	[e] 144A, 5.375%, 11/15/29	United States	30,000		29,490
	[e] 144A, 4.875%, 6/15/30	United States	934,000		883,503

					1,300,963

	Equity Real Estate Investment Trusts (REITs) 0.3%
	National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000		21,769

	SBA Communications Corp., senior note,
	3.875%, 2/15/27	United States	10,000		9,245
	3.125%, 2/01/29	United States	700,000		585,156
	Service Properties Trust, senior bond, 4.50%, 6/15/23	United States	265,000		263,012
e	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC, senior note, 144A, 6.00%, 1/15/30	United States	516,000		373,223
e	Vici Properties LP / Vici Note Co. Inc., 144A,
	senior bond, 4.125%, 8/15/30	United States	761,000		660,421
	senior note, 5.625%, 5/01/24	United States	126,000		124,938
	senior note, 4.625%, 6/15/25	United States	100,000		95,815
	senior note, 4.50%, 9/01/26	United States	125,000		117,198
	senior note, 4.25%, 12/01/26	United States	1,312,000		1,222,089

					3,472,866

	Food & Staples Retailing 0.4%
e	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, senior note, 144A, 4.625%, 1/15/27	United States	1,921,000		1,779,365
e	Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A, 7.50%, 4/15/25	United States	1,150,000		1,125,539
e	JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance Inc., senior note, 144A, 3.00%, 2/02/29	United States	35,000		29,528
e	Marb Bondco PLC, senior bond, 144A, 3.95%, 1/29/31	Brazil	215,000		166,821
e	Market Bidco Finco PLC, senior note, 144A, 5.50%, 11/04/27	United Kingdom	1,000,000		926,976

					4,028,229

	Food Products 0.0%†
e	Darling Ingredients Inc., senior note, 144A, 6.00%, 6/15/30	United States	5,000		4,882
e	Post Holdings Inc., senior bond, 144A, 5.75%, 3/01/27	United States	65,000		63,446

					68,328

	Gas Utilities 0.0%†
e	Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	356,000	EUR	244,166

	Health Care Providers & Services 0.4%
e	Global Medical Response Inc., senior secured note, 144A, 6.50%, 10/01/25	United States	522,000		393,742

	HCA Inc.,
	[e] senior bond, 144A, 4.625%, 3/15/52	United States	1,970,000		1,591,213
	senior secured bond, 3.50%, 7/15/51	United States	519,000		351,599
e	LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	749,000		440,648
e	Molina Healthcare Inc., senior note, 144A, 4.375%, 6/15/28	United States	35,000		32,159
e	RP Escrow Issuer LLC, senior secured note, 144A, 5.25%, 12/15/25	United States	579,000		485,607
e	Tenet Healthcare Corp., senior secured note, 144A, 4.875%, 1/01/26	United States	779,000		740,432

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Health Care Providers & Services (continued)
e	Universal Health Services Inc., senior secured note, 144A, 1.65%, 9/01/26	United States	192,000	$164,883

				4,200,283

	Health Care Technology 0.1%
e	Cloud Software Group Holdings Inc., senior secured note, 144A, 6.50%, 3/31/29	United States	845,000	739,304
e,i	Open Text Corp., senior secured note, 144A, 6.90%, 12/01/27	Canada	471,000	472,159

				1,211,463

	Hotels, Restaurants & Leisure 0.5%
e	Carnival Corp., 144A,
	senior note, 7.625%, 3/01/26	United States	566,000	477,962
	senior note, 5.75%, 3/01/27	United States	95,000	70,775
	senior note, 6.00%, 5/01/29	United States	543,000	386,220
	senior secured note, 9.875%, 8/01/27	United States	345,000	337,237
	senior secured note, 4.00%, 8/01/28	United States	485,000	404,488
b,e	Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	1,121,000	1,168,945
e	Hilton Grand Vacations Borrower Escrow LLC, 144A,
	senior bond, 4.875%, 7/01/31	United States	20,000	16,531
	senior note, 5.00%, 6/01/29	United States	50,000	43,358
e	Lions Gate Capital Holdings LLC, senior note, 144A, 5.50%, 4/15/29	United States	638,000	415,542
e	Magallanes Inc., senior bond, 144A, 4.279%, 3/15/32	United States	135,000	114,756
e	Marriott Ownership Resorts Inc., senior note, 144A, 4.50%, 6/15/29	United States	35,000	29,547
e	Royal Caribbean Cruises Ltd., 144A,
	senior note, 4.25%, 7/01/26	United States	45,000	37,357
	senior note, 5.50%, 4/01/28	United States	125,000	102,176
	senior note, 9.25%, 1/15/29	United States	440,000	450,914
	senior secured note, 8.25%, 1/15/29	United States	715,000	726,654
e	Scientific Games International Inc., senior note, 144A, 7.00%, 5/15/28	United States	135,000	133,962
	Travel + Leisure Co.,
	senior secured bond, 6.00%, 4/01/27	United States	10,000	9,393
	[e] senior secured bond, 144A, 4.625%, 3/01/30	United States	45,000	36,544
	[e] senior secured note, 144A, 6.625%, 7/31/26	United States	115,000	112,825

				5,075,186

	Household Durables 0.2%
e	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	7.75%, 2/15/26	United States	1,164,000	1,148,612
	10.50%, 2/15/26	United States	850,000	833,098

				1,981,710

	Independent Power & Renewable Electricity Producers 0.0%†
	NRG Energy Inc., senior note, 5.75%, 1/15/28	United States	65,000	62,322

	Industrial Conglomerates 0.0%†

	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
	6.375%, 12/15/25	United States	75,000	73,350
	6.25%, 5/15/26	United States	105,000	103,773
	5.25%, 5/15/27	United States	130,000	119,885

				297,008

	Insurance 0.1%
e	Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000	138,918
e,h	KDB Life Insurance Co. Ltd., sub. note, Reg S, 7.50% to 5/21/23, FRN thereafter, Perpetual	South Korea	200,000	174,250
e	QBE Insurance Group Ltd., sub. bond, Reg S, 7.5% to 11/24/23, FRN thereafter, 11/24/43	Australia	250,000	249,688

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Insurance (continued)
e,h	Tongyang Life Insurance Co. Ltd., sub. note, Reg S, 5.25% to 9/22/25, FRN thereafter, Perpetual	South Korea	200,000		$158,500

					721,356

	Interactive Media & Services 0.1%
e	Tencent Holdings Ltd., senior bond, Reg S,
	3.84%, 4/22/51	China	250,000		173,839
	3.94%, 4/22/61	China	500,000		333,326

					507,165

	Internet & Direct Marketing Retail 0.4%
	Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	1,024,000		649,031

	Expedia Group Inc., senior note,
	3.25%, 2/15/30	United States	30,000		25,684
	2.95%, 3/15/31	United States	40,000		32,559
e	Meituan, senior bond, Reg S, 3.05%, 10/28/30	China	600,000		449,914
e	Meta Platforms Inc., senior note, 144A, 3.50%, 8/15/27	United States	1,168,000		1,098,407

e	Prosus NV, Reg S,
	senior bond, 1.985%, 7/13/33	China	300,000	EUR	206,287
	senior bond, 2.778%, 1/19/34	China	821,000	EUR	596,532
	senior bond, 3.832%, 2/08/51	China	110,000		66,003
	senior bond, 4.987%, 1/19/52	China	100,000		69,999
	senior note, 1.288%, 7/13/29	China	204,000	EUR	157,653
e	Rakuten Group Inc., senior note, 144A, 10.25%, 11/30/24	Japan	446,000		439,554

					3,791,623

	IT Services 0.1%
e	Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	358,000	GBP	407,748
e	Virtusa Corp., senior note, 144A, 7.125%, 12/15/28	United States	700,000		526,190

					933,938

	Leisure Products 0.1%
e	Life Time Inc., senior secured note, 144A, 5.75%, 1/15/26	United States	144,000		138,664
e	Mattel Inc., senior note, 144A, 3.375%, 4/01/26	United States	611,000		561,812
e	NCL Corp. Ltd., 144A,
	senior note, 5.875%, 3/15/26	United States	95,000		78,053
	senior secured note, 5.875%, 2/15/27	United States	60,000		53,500

					832,029

	Machinery 0.1%
e	TK Elevator US Newco Inc., senior secured note, 144A, 5.25%, 7/15/27	Germany	579,000		526,308

	Media 1.0%
e	Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	905,000		709,972

e	CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
	5.50%, 5/01/26	United States	40,000		38,850
	5.125%, 5/01/27	United States	495,000		469,069
	5.00%, 2/01/28	United States	1,328,000		1,222,995

	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
	2.30%, 2/01/32	United States	15,000		11,259
	4.40%, 4/01/33	United States	20,000		17,550
	3.50%, 3/01/42	United States	909,000		617,096
	6.484%, 10/23/45	United States	768,000		724,554
	4.40%, 12/01/61	United States	235,000		160,621

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Media (continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond, (continued)
	3.95%, 6/30/62	United States	1,973,000		$1,234,596

	CSC Holdings LLC, senior bond,
	[e] 144A, 5.50%, 4/15/27	United States	295,000		270,660
	[e] 144A, 5.375%, 2/01/28	United States	181,000		162,262
	5.25%, 6/01/24	United States	192,000		185,244
	[e] 144A, 4.625%, 12/01/30	United States	655,000		416,418
e	DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., senior secured note, 144A, 5.875%, 8/15/27	United States	30,000		27,562

	DISH DBS Corp.,
	senior note, 5.125%, 6/01/29	United States	270,000		178,200
	[e] senior secured note, 144A, 5.25%, 12/01/26	United States	295,000		253,811
	[e] senior secured note, 144A, 5.75%, 12/01/28	United States	191,000		155,269
e	Dish Network Corp., senior secured note, 144A, 11.75%, 11/15/27	United States	585,000		602,012

e	iHeartCommunications Inc., senior secured note, 144A,
	5.25%, 8/15/27	United States	90,000		80,284
	4.75%, 1/15/28	United States	1,193,000		1,030,340
	Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	840,000		421,533
	TEGNA Inc., senior note, 4.625%, 3/15/28	United States	587,000		554,357
e	Virgin Media Secured Finance PLC, senior secured bond, Reg S, 4.25%, 1/15/30	United Kingdom	301,000	GBP	291,594
e	Wolverine Escrow LLC, senior secured note, 144A, 8.50%, 11/15/24	United States	654,000		327,000

					10,163,108

	Metals & Mining 0.3%
e	Abja Investment Co. Pte. Ltd., senior note, Reg S, 4.45%, 7/24/23	India	600,000		594,900
	Arcelormittal SA, senior bond, 6.80%, 11/29/32	Luxembourg	245,000		247,814
e	First Quantum Minerals Ltd., senior note, 144A, 6.875%, 10/15/27	Zambia	375,000		357,775
	Freeport-McMoRan Inc., senior bond, 4.625%, 8/01/30	United States	65,000		59,458
e	Glencore Funding LLC, senior bond, 144A, 2.85%, 4/27/31	Australia	165,000		136,024
e	Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	792,000		665,979
e	Vedanta Resources Finance II PLC, senior note, Reg S,
	8.00%, 4/23/23	India	400,000		374,227
	13.875%, 1/21/24	India	400,000		343,619
e	Vedanta Resources Ltd., senior note, Reg S, 7.125%, 5/31/23	India	200,000		187,000
e	Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000		25,751

					2,992,547

	Mining 0.0%†
e	FMG Resources August 2006 Pty Ltd., senior note, 144A, 4.50%, 9/15/27	Australia	50,000		45,805

	Mortgage Real Estate Investment Trusts (REITs) 0.1%
e	Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	690,000		550,506
	Office Properties Income Trust, senior note, 4.50%, 2/01/25	United States	316,000		280,108
e	Rithm Capital Corp., senior note, 144A, 6.25%, 10/15/25	United States	248,000		224,332

					1,054,946

	Multiline Retail 0.0%†
	Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	424,000		281,383

	Oil, Gas & Consumable Fuels 2.2%
e	Aethon United BR LP / Aethon United Finance Corp., senior note, 144A, 8.25%, 2/15/26	United States	159,000		158,411
e,h	BP Capital Markets PLC, senior note, Reg S, 3.625% to 3/22/29, FRN thereafter, Perpetual	United Kingdom	429,000	EUR	385,679
e	Callon Petroleum Co., senior note, 144A, 8.00%, 8/01/28	United States	210,000		207,718

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)

e	Continental Resources Inc., senior bond, 144A,
	5.75%, 1/15/31	United States	280,000	$262,723
	2.875%, 4/01/32	United States	20,000	15,106
e	Energean Israel Finance Ltd., senior secured note, 144A, Reg S, 5.375%, 3/30/28	Israel	60,000	55,308

	Energy Transfer LP,
	senior bond, 6.125%, 12/15/45	United States	272,000	258,337
	senior bond, 6.00%, 6/15/48	United States	329,000	303,098
	senior bond, 6.25%, 4/15/49	United States	181,000	171,725
	senior bond, 5.00%, 5/15/50	United States	352,000	290,663
	[h] junior sub. note, H, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	554,000	478,202

	Equities Corp., senior note,
	3.90%, 10/01/27	United States	50,000	46,345
	5.00%, 1/15/29	United States	35,000	33,411
	[c,e] 144A, 3.625%, 5/15/31	United States	135,000	116,943
e	Hess Midstream Operations LP, senior note, 144A, 5.625%, 2/15/26	United States	25,000	24,609
e	Indian Oil Corp. Ltd., senior bond, Reg S, 5.75%, 8/01/23	India	300,000	300,522

	Laredo Petroleum Inc., senior note,
	9.50%, 1/15/25	United States	128,000	128,188
	10.125%, 1/15/28	United States	142,000	143,879
e	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	316,000	294,444
	10.50%, 5/15/27	United States	843,000	830,355
e	New Fortress Energy Inc., senior secured note, 144A, 6.75%, 9/15/25	United States	797,000	779,729
e	NGL Energy Operating LLC / NGL Energy Finance Corp., senior secured note, 144A, 7.50%, 2/01/26	United States	783,000	708,115
e	Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	780,000	762,505

	Occidental Petroleum Corp.,
	senior bond, 8.875%, 7/15/30	United States	15,000	17,215
	senior bond, 6.125%, 1/01/31	United States	10,000	10,158
	senior bond, 7.875%, 9/15/31	United States	15,000	16,444
	senior note, 5.55%, 3/15/26	United States	120,000	120,160
e	Ongc Videsh Ltd., senior bond, Reg S, 3.75%, 5/07/23	India	363,000	360,170

	Ovintiv Inc., senior bond,
	8.125%, 9/15/30	United States	25,000	27,829
	7.20%, 11/01/31	United States	5,000	5,351
	7.375%, 11/01/31	United States	5,000	5,427
	6.50%, 8/15/34	United States	20,000	20,684
	6.50%, 2/01/38	United States	10,000	10,193
e	Pertamina Persero PT, senior note, Reg S, 4.30%, 5/20/23	Indonesia	400,000	398,000

	Petroleos Mexicanos, senior bond,
	5.95%, 1/28/31	Mexico	285,000	213,981
	6.625%, 6/15/35	Mexico	205,000	144,925
	6.75%, 9/21/47	Mexico	698,000	444,338
	7.69%, 1/23/50	Mexico	2,583,000	1,783,529
e	Rockies Express Pipeline LLC, senior bond, 144A, 4.95%, 7/15/29	United States	136,000	122,540
	Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	892,000	780,869
b	Talos Production Inc., secured note, 12.00%, 1/15/26	United States	986,000	1,031,533
	Targa Resources Partners LP / Targa Resources Partners Finance Corp., senior bond, 4.875%, 2/01/31	United States	86,000	78,446
e	Thai Oil PCL, senior bond, Reg S, 3.625%, 1/23/23	Thailand	200,000	199,486
e	Thaioil Treasury Center Co. Ltd., senior note, Reg S, 3.625%, 1/23/23	Thailand	2,500,000	2,493,744
e	Transocean Guardian Ltd., senior secured note, 144A, 5.875%, 1/15/24	United States	475,488	463,753
e	Tullow Oil PLC, senior note, Reg S, 10.25%, 5/15/26	Ghana	2,105,000	1,807,490

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
e	Venture Global Calcasieu Pass LLC, senior secured bond, 144A, 3.875%, 11/01/33	United States	1,351,000		$1,101,065
	Western Midstream Operating LP, senior note, 3.35%, 2/01/25	United States	85,000		81,583
	The Williams Cos. Inc., senior bond, 3.50%, 10/15/51	United States	2,098,000		1,487,408

e	YPF Sociedad Anonima,
	senior bond, Reg S, 8.50%, 7/28/25	Argentina	536,000		424,231
	senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000		70,838
	senior note, Reg S, 8.75%, 4/04/24	Argentina	1,418,900		1,323,605
	senior note, Reg S, 8.50%, 3/23/25	Argentina	995,000		869,819

					22,670,829

	Pharmaceuticals 0.4%
e	1375209 Bc Ltd., senior secured note, 144A, 9.00%, 1/30/28	Canada	540,000		533,250
e	Bausch Health Cos. Inc., 144A, senior bond, 5.25%, 1/30/30	United States	120,000		50,193
	senior bond, 5.25%, 2/15/31	United States	40,000		16,790
	senior note, 7.00%, 1/15/28	United States	70,000		30,025
	senior note, 5.00%, 1/30/28	United States	165,000		67,800
	senior note, 5.00%, 2/15/29	United States	20,000		8,458
	senior note, 6.25%, 2/15/29	United States	20,000		8,393
	senior secured note, 5.50%, 11/01/25	United States	829,000		701,641
	senior secured note, 11.00%, 9/30/28	United States	1,299,000		1,003,477
	senior secured note, 14.00%, 10/15/30	United States	259,000		144,988
e	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	691,000		613,954
	Teva Pharmaceutical Finance Co. LLC, senior bond, 6.15%, 2/01/36	Israel	10,000		8,556
	Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	348,649
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Israel	185,000		161,157
	senior bond, 4.10%, 10/01/46	Israel	100,000		62,139
	senior note, 2.80%, 7/21/23	Israel	325,000		317,338

					4,076,808

	Professional Services 0.0%†
e	Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	452,000		334,166

	Real Estate Management & Development 0.3%
e	Agile Group Holdings Ltd., Reg S, [h] senior note, 7.875% to 7/31/24, FRN thereafter, Perpetual	China	200,000		36,337
	senior secured note, 6.05%, 10/13/25	China	200,000		77,648
e	Central China Real Estate Ltd., senior secured note, Reg S, 7.25%, 8/13/24	China	200,000		24,859
e	CFLD Cayman Investment Ltd., senior note, Reg S, 8.60%, 4/08/24	China	200,000		17,569
e	China Aoyuan Group Ltd., senior secured note, Reg S, 5.98%, 8/18/25	China	200,000		10,201
e	China Evergrande Group, senior note, Reg S, 8.75%, 6/28/25	China	200,000		12,836
e,f	China South City Holdings Ltd., Reg S, senior note, 9.00%, 12/11/24	China	195,000		59,239
	senior secured note, 9.00%, 7/20/24	China	190,000		61,367
e	Country Garden Holdings Co. Ltd., Reg S, senior secured bond, 5.625%, 1/14/30	China	200,000		75,734
	senior secured note, 7.25%, 4/08/26	China	200,000		94,520
	senior secured note, 2.70%, 7/12/26	China	400,000		180,088
	senior secured note, 5.125%, 1/14/27	China	200,000		84,146
j	Easy Tactic Ltd., senior secured note, PIK, 6.50% (cash), 7/11/27	China	206,048		24,654
e	Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	431,000		358,167
e	Logan Group Co. Ltd., senior note, Reg S, 5.25%, 10/19/25	China	200,000		25,750

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Real Estate Management & Development (continued)
e	New Metro Global Ltd., senior note, Reg S, 4.625%, 10/15/25	China	200,000	$120,000
	4.50%, 5/02/26	China	200,000	109,000
e,h	NWD Finance BVI Ltd., senior note, Reg S, 6.15% to 3/16/25, FRN thereafter, Perpetual	Hong Kong	500,000	420,750
e	Perfect Point Ventures Ltd., senior note, Reg S, 5.20%, 9/20/25	Hong Kong	400,000	336,600
e	RKPF Overseas 2019 A Ltd., senior note, Reg S, 5.90%, 3/05/25	China	200,000	112,650
e,h	Sino-Ocean Land Treasure III Ltd., senior note, Reg S, 6.876%, Perpetual	China	330,000	59,565
e	Sino-Ocean Land Treasure IV Ltd., senior bond, Reg S, 4.75%, 1/14/30	China	200,000	72,862
e	Times China Holdings Ltd., senior secured note, Reg S, 5.55%, 6/04/24	China	200,000	19,080
e	Wanda Properties Overseas Ltd., senior note, Reg S, 6.95%, 12/05/22	China	200,000	198,744

				2,592,366

	Road & Rail 0.1%
e	SF Holding Investment Ltd., senior bond, Reg S, 3.125%, 11/17/31	China	400,000	326,380
e	Uber Technologies Inc., senior note, 144A, 8.00%, 11/01/26	United States	20,000	20,255
	7.50%, 9/15/27	United States	400,000	402,696
	6.25%, 1/15/28	United States	40,000	38,649
	4.50%, 8/15/29	United States	180,000	157,032

				945,012

	Semiconductors & Semiconductor Equipment 0.1%
	Broadcom Inc., senior bond, 4.15%, 11/15/30	United States	120,000	107,898
	[e] 144A, 3.137%, 11/15/35	United States	50,000	37,099
	Intel Corp., senior bond, 3.05%, 8/12/51	United States	512,000	349,320
	Micron Technology Inc., senior note, 6.75%, 11/01/29	United States	115,000	119,849
	NVIDIA Corp., senior bond, 2.85%, 4/01/30	United States	512,000	452,451

				1,066,617

	Software 0.2%
	Microsoft Corp., senior bond, 2.525%, 6/01/50	United States	512,000	353,383
	Oracle Corp., senior bond, 3.60%, 4/01/40	United States	287,000	215,924
	3.60%, 4/01/50	United States	739,000	515,318
	3.95%, 3/25/51	United States	125,000	91,641
	3.85%, 4/01/60	United States	570,000	385,293

				1,561,559

	Specialty Retail 0.6%
e	Abercrombie & Fitch Management Co., senior secured note, 144A, 8.75%, 7/15/25	United States	265,000	264,000
	Bath & Body Works Inc., senior bond, 6.875%, 11/01/35	United States	191,000	173,116
	6.75%, 7/01/36	United States	248,000	218,085
	[e] 144A, 6.625%, 10/01/30	United States	319,000	299,062
e	Carvana Co., senior note, 144A, 5.625%, 10/01/25	United States	2,123,000	959,055
	5.50%, 4/15/27	United States	355,000	128,050
	5.875%, 10/01/28	United States	507,000	178,804
	4.875%, 9/01/29	United States	675,000	226,857
	10.25%, 5/01/30	United States	2,019,000	860,447

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Specialty Retail (continued)
e	China Grand Automotive Services Ltd., E, senior note, Reg S, 9.125%, 1/30/24	China	333,000		$202,298
e	Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	2,293,000	EUR	1,992,033
e	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	702,000		615,113
e	LS Finance 2017 Ltd., senior note, Reg S, 4.80%, 6/18/26	Hong Kong	200,000		129,853
	E, 4.875%, 7/15/24	Hong Kong	200,000		169,500

					6,416,273

	Technology Hardware, Storage & Peripherals 0.0%†
	CDW LLC / CDW Finance Corp., senior note, 4.25%, 4/01/28	United States	40,000		36,208
	3.25%, 2/15/29	United States	55,000		46,710
	Western Digital Corp., senior note, 4.75%, 2/15/26	United States	75,000		70,781
	2.85%, 2/01/29	United States	70,000		55,733

					209,432

	Telecommunications 0.0%†
	Embarq Corp., senior bond, 7.995%, 6/01/36	United States	437,000		186,420

	Thrifts & Mortgage Finance 0.1%
e	IIFL Finance Ltd., E, senior secured note, Reg S, 5.875%, 4/20/23	India	1,300,000		1,284,400
e	Nationstar Mortgage Holdings Inc., senior bond, 144A, 5.75%, 11/15/31	United States	60,000		48,081

					1,332,481

	Tobacco 0.2%
b,e	Vector Group Ltd., senior note, 144A, 10.50%, 11/01/26	United States	1,566,000		1,572,115

	Trading Companies & Distributors 0.0%†
	Aircastle Ltd., [e,h] junior sub. note, 144A, 5.25% to 6/15/26, FRN thereafter, Perpetual	United States	25,000		18,625
	senior note, 4.25%, 6/15/26	United States	170,000		158,601

					177,226

	Transportation Infrastructure 0.0%†
e	Adani Ports & Special Economic Zone Ltd., senior note, 144A, 4.20%, 8/04/27	India	200,000		175,363

	Wireless Telecommunication Services 0.0%†
e	Softbank Group Corp., senior bond, Reg S, 5.25%, 7/06/31	Japan	200,000		160,000

	Total Corporate Bonds and Notes (Cost $154,514,246)				142,139,598

	Corporate Bonds and Notes in Reorganization 0.6%
	Electric Utilities 0.4%
e,k	Talen Energy Supply LLC, 144A, [b] senior note, 7.25%, 5/15/27	United States	3,359,000		3,457,782
	senior note, 6.625%, 1/15/28	United States	596,000		604,177
	senior secured note, 7.625%, 6/01/28	United States	436,000		449,625

					4,511,584

	Metals & Mining 0.0%†
e,k	Samarco Mineracao SA, senior bond, Reg S, 4.125%, 11/01/22	Brazil	925,000		413,825

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes in Reorganization (continued)
	Metals & Mining (continued)†
	5.75%, 10/24/23	Brazil	184,000		$94,116

					507,941

	Pharmaceuticals 0.1%
b,e,k	Par Pharmaceutical Inc., senior note, 144A, 7.50%, 4/01/27	United States	1,105,000		833,540

	Real Estate Management & Development 0.1%
e,k	Kaisa Group Holdings Ltd., senior secured note, Reg S, 8.50%, 6/30/22	China	692,000		72,775
	11.95%, 11/12/23	China	200,000		19,360
	9.375%, 6/30/24	China	205,000		19,773
	11.25%, 4/16/25	China	994,000		95,892
	11.70%, 11/11/25	China	200,000		19,401
	11.65%, 6/01/26	China	200,000		19,292
e,k	Ronshine China Holdings Ltd., senior secured note, Reg S, 8.10%, 6/09/23	China	200,000		9,407
e,k	Shimao Group Holdings Ltd., Reg S, senior bond, 4.60%, 7/13/30	China	200,000		21,172
	senior secured note, 4.75%, 7/03/22	China	200,000		23,262
	senior secured note, 6.125%, 2/21/24	China	200,000		20,173
e,k	Sunac China Holdings Ltd., Reg S, senior note, 6.80%, 10/20/24	China	300,000		38,250
	senior secured note, 8.35%, 4/19/23	China	200,000		23,407
	senior secured note, 6.65%, 8/03/24	China	200,000		23,878
	senior secured note, 6.50%, 1/26/26	China	200,000		24,250
e,k	Yuzhou Group Holdings Co. Ltd., senior secured note, Reg S, 8.375%, 10/30/24	China	200,000		10,412
	7.70%, 2/20/25	China	200,000		10,500
	7.85%, 8/12/26	China	205,000		11,638
	6.35%, 1/13/27	China	400,000		23,702
k	Zhenro Properties Group Ltd., senior note, 8.00%, 3/06/23	China	981,000		34,351
	[e] Reg S, 6.63%, 1/07/26	China	403,000		14,173

					535,068

	Total Corporate Bonds and Notes in Reorganization (Cost $9,434,065)				6,388,133

l,m	Senior Floating Rate Interests 0.2%
	Communications Equipment 0.0%†
j	Riverbed Technology Inc., Exit Term Loan, PIK, 7.00% (cash), (1-Month USD LIBOR + 6.00%), 12/08/26	United States	137,428		58,112

	Consumer Discretionary Services 0.1%
	Travel Leaders Group LLC, Term Loan B, 8.071%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	477,200		436,141

	Diversified Financial Services 0.0%†
	Ziggo BV, Term Loan H, 3.764%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000		112,375

	Entertainment 0.0%†
	Playtika Holding Corp., Term Loan B, 6.821%, (1-Month USD LIBOR + 2.75%), 3/13/28	United States	151,199		147,702

	Equity Real Estate Investment Trusts (REITs) 0.0%†
	McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 12/16/25	United Kingdom	170,938	GBP	178,210

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
l,m	Senior Floating Rate Interests (continued)
	Food & Staples Retailing 0.0%†
n	Upfield Group BV, Term Loan RC, 4.492%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	227,457		$198,229

	Health Care Equipment & Supplies 0.0%†
	Bausch & Lomb Corp., Initial Term Loan, 7.149%, (1-Month SOFR + 3.35%), 5/10/27	United States	192,419		182,943

	Media 0.0%†
	Advantage Sales & Marketing Inc., Term Loan B1, 8.284%, (3-Month USD LIBOR + 4.50%), 10/28/27	United States	115,805		93,903
	Altice USA Inc., Term Loan B, 6.123%, (1-Month USD LIBOR + 2.25%), 1/15/26	United States	35,172		33,617

					127,520

	Pharmaceuticals 0.0%†
n	Bausch Health Cos. Inc., Term Loan B, 9.146%, (1-Month SOFR + 5.25%), 2/01/27	United States	225,663		169,106

	Software 0.1%
n	Citrix Systems Inc., Term Loan B, 8.153%, (1-Month SOFR + 4.50%), 3/30/29	United States	308,266		280,798

	Textiles, Apparel & Luxury Goods 0.0%†
n	Varsity Brands, Initial Term Loan, 7.571%, (1-Month USD LIBOR + 3.50%), 12/16/24	United States	27,263		26,229

	Total Senior Floating Rate Interests (Cost $2,200,109)				1,917,365

	Foreign Government and Agency Securities 5.5%
e	Export-Import Bank of India, E, senior bond, Reg S, 4.00%, 1/14/23	India	500,000		499,318
e	Government of Abu Dhabi, senior bond, Reg S, 3.125%, 9/30/49	United Arab Emirates	1,595,000		1,174,255
	2.70%, 9/02/70	United Arab Emirates	992,000		614,913
e	Government of Angola, senior bond, 144A, 8.75%, 4/14/32	Angola	349,000		315,398
	Reg S, 8.00%, 11/26/29	Angola	241,000		219,250
	Reg S, 9.375%, 5/08/48	Angola	300,000		251,483
	Government of Argentina, senior bond, 3.875%, 1/09/28	Argentina	10,646,545		3,212,437
	1.50%, 7/09/35	Argentina	3,851,885		905,240
	3.50%, 7/09/41	Argentina	2,914,585		795,904
	Government of Colombia, senior bond, 2.25%, 4/18/29	Colombia	8,477,628,092	COP	1,461,571
	B, 7.00%, 6/30/32	Colombia	14,834,900,000	COP	2,077,964
	8.00%, 4/20/33	Colombia	1,500,000		1,484,662
	B, 7.25%, 10/26/50	Colombia	8,292,400,000	COP	978,840
e	Government of Dominican Republic, senior bond, Reg S, 5.875%, 1/30/60	Dominican Republic	584,000		435,810
e	Government of Ecuador, senior bond, Reg S, 2.50%, 7/31/35	Ecuador	2,042,415		905,605
e	Government of Egypt, senior bond, Reg S, 7.903%, 2/21/48	Egypt	504,000		327,442
	7.50%, 2/16/61	Egypt	1,825,000		1,168,120
e	Government of El Salvador, senior bond, Reg S, 7.75%, 1/24/23	El Salvador	1,470,000		1,381,800
	8.25%, 4/10/32	El Salvador	2,066,000		878,050
e	Government of Germany, senior bond, Reg S, zero cpn., 2/15/32	Germany	388,800	EUR	339,623
	1.70%, 8/15/31	Germany	287,000	EUR	292,342

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*			Value
	Foreign Government and Agency Securities (continued)
e	Government of Ghana, senior bond, Reg S, 10.75%, 10/14/30	Ghana	3,093,000			$2,171,286
e	Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	1,618,375			1,456,553
	Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000			328,469
	Government of Mexico, senior bond, M, 7.75%, 5/29/31	Mexico	41,430,000	[o]	MXN	1,953,974
	S, 2.75%, 11/27/31	Mexico	44,375,529	[o]	MXN	2,010,661
	M, 7.75%, 11/13/42	Mexico	21,980,000	[o]	MXN	975,335
e	Government of Nigeria, senior note, 144A, 8.375%, 3/24/29	Nigeria	530,000			443,207
e	Government of Oman, senior bond, Reg S, 6.25%, 1/25/31	Oman	386,000			385,695
	6.75%, 1/17/48	Oman	442,000			406,289
	Government of Peru, senior note, 8.20%, 8/12/26	Peru	2,166,000			593,159
e	Government of Qatar, Reg S, senior bond, 4.40%, 4/16/50	Qatar	2,141,000			1,961,980
	senior note, 3.375%, 3/14/24	Qatar	1,230,000			1,208,454
	Government of South Africa, senior bond, 10.50%, 12/21/26	South Africa	16,194,525		ZAR	993,874
	8.25%, 3/31/32	South Africa	64,098,616		ZAR	3,162,654
	8.50%, 1/31/37	South Africa	61,016,496		ZAR	2,814,926
	8.75%, 2/28/48	South Africa	14,354,417		ZAR	653,750
e	Government of Tunisian Republic, senior note, Reg S, 6.75%, 10/31/23	Tunisia	569,000		EUR	532,418
	5.625%, 2/17/24	Tunisia	1,706,000		EUR	1,474,766
	Government of Turkey, senior bond, 5.75%, 5/11/47	Turkey	1,931,000			1,322,721
	[e] senior note, Reg S, 9.758%, 11/13/25	Turkey	2,995,000			3,126,031
	senior note, 9.875%, 1/15/28	Turkey	920,000			962,847
e	Government of Ukraine, Reg S, senior bond, 7.75%, 9/01/26	Ukraine	2,041,000			487,864
	senior bond, 7.375%, 9/25/34	Ukraine	1,838,000			397,706
	senior bond, 7.253%, 3/15/35	Ukraine	1,125,000			241,884
	senior bond, zero cpn., 8/01/41	Ukraine	7,606,000			2,333,931
	senior note, 8.994%, 2/01/26	Ukraine	845,000			206,173
e	Government of Zambia, senior bond, Reg S, 8.50%, 4/14/24	Zambia	1,763,000			822,746
	8.97%, 7/30/27	Zambia	1,797,000			829,765
e	Provincia de Buenos Aires, Reg S, [p] 144A, FRN, 72.792%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000		ARS	9,555
	senior bond, 5.25%, 9/01/37	Argentina	6,299,775			2,122,205

	Total Foreign Government and Agency Securities (Cost $61,381,243)					56,110,905

	U.S. Government and Agency Securities 1.4%
	U.S. Treasury Bond, 2.25%, 2/15/52	United States	251,100			181,410
	2.875%, 5/15/52	United States	1,325,700			1,102,402
	U.S. Treasury Note, 1.375%, 8/31/23	United States	1,095,000			1,067,882
	0.125%, 9/15/23	United States	480,000			463,049
	1.375%, 9/30/23	United States	705,000			685,613
	3.125%, 8/31/27	United States	4,727,500			4,583,644
	4.125%, 10/31/27	United States	3,008,000			3,046,658
	3.875%, 9/30/29	United States	267,000			268,898
	4.00%, 10/31/29	United States	57,000			57,873
	1.875%, 2/15/32	United States	358,000			308,355
	2.875%, 5/15/32	United States	218,200			204,563
	2.75%, 8/15/32	United States	1,732,900			1,605,369

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	U.S. Government and Agency Securities (continued)
	U.S. Treasury Note, (continued) 4.125%, 11/15/32	United States	388,100		$403,321

	Total U.S. Government and Agency Securities (Cost $14,058,716)				13,979,037

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 4.9%
	Diversified Financial Services 3.0%
e	AASET Trust, 144A, 2021-1A, A, 2.95%, 11/16/41	United States	207,471		165,594
	2021-1A, B, 3.80%, 11/16/41	United States	1,219,989		860,768
e	Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	33,197		31,620
e	Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	165,772		157,349
e,m	AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 6.229%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000		270,280
e	AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 7.072%, 2/15/40	United States	170,624		47,763
e,m	Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1, D, 144A, FRN, 6.218%, (SOFR + 3.00%), 1/15/37	United States	1,000,000		923,125
m	Argent Securities Inc., 2004-W3, M4, FRN, 3.447%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	102,795		116,024
e	Avis Budget Rental Car Funding AESOP LLC, 2020-2A, C, 144A, 4.25%, 2/20/27	United States	100,000		89,332
e,m	Battalion CLO VIII Ltd., 2020-8A, D1R2, 144A, FRN, 10.944%, (3-Month USD LIBOR + 6.75%), 7/18/30	United States	1,500,000		1,239,773
q	Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 3.169%, 5/25/36	United States	1,011,570		777,211
e,q	Binom Securitization Trust, 2022-RPL1, M1, 144A, FRN, 3.00%, 2/25/61	United States	160,000		114,832
e	Black Diamond CLO Designated Activity Co., 2015-1, ER, Reg S, 6.29%, 10/03/29	Ireland	1,330,000	EUR	1,248,607
e	Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	169,015		138,381
e,m	Catamaran CLO Ltd., 2014-2A, D, 144A, FRN, 9.044%, (3-Month USD LIBOR + 4.85%), 10/18/26	United States	1,010,665		970,543
e,m	CHCP Ltd., 2021-FL1, C, 144A, FRN, 6.078%, (SOFR + 2.21%), 2/15/38	United States	1,000,000		972,858
	CHL Mortgage Pass-Through Trust, [f] 2004-4, M, 5.50%, 5/25/34	United States	663,469		356,394
	2006-21, A8, 5.75%, 2/25/37	United States	289,650		144,209
	[q] 2006-HYB1, 2A2C, FRN, 2.967%, 3/20/36	United States	1,072,517		950,192
	[q] 2006-HYB4, 3B, FRN, 3.519%, 6/20/36	United States	1,553,115		1,165,450
e,m	Connecticut Avenue Securities Trust, 144A, FRN, 2021-R01, 1B1, 6.621%, (SOFR + 3.10%), 10/25/41	United States	100,000		92,179
	2022-R07, 1B1, 10.347%, (SOFR + 6.80%), 6/25/42	United States	70,003		71,588
e	CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000		88,137
e	CSMC Trust, 144A, [q] 2020-RPL3, A1, FRN, 2.691%, 3/25/60	United States	89,316		84,833
	2021-RPL1, A2, 3.937%, 9/27/60	United States	155,000		145,556
e	Domino’s Pizza Master Issuer LLC, 2018-1A, A2II, 144A, 4.328%, 7/25/48	United States	172,800		161,036
e	Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	72,735		67,290
e,m	Eurosail-UK PLC, 2007-2X, C1A, FRN, Reg S, 1.384%, (3-Month EURIBOR + 0.45%), 3/13/45	United Kingdom	1,220,000	EUR	1,031,818
e	Exeter Automobile Receivables Trust, 2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000		89,155
q	Fannie Mae Grantor Trust, 2004-T5, AB7, FRN, 4.086%, 5/28/35	United States	273,525		248,098
e,m	FHLMC, 2022-DNA1, M1B, 144A, FRN, 5.371%, (SOFR + 1.85%), 1/25/42	United States	78,000		71,453
e	Flagship Credit Auto Trust, 2019-4, D, 144A, 3.12%, 1/15/26	United States	90,000		85,287

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
e,m	GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 5.994%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	698,678	$680,686
e	Hertz Vehicle Financing III LLC, 2022-3A, D, 144A, 6.31%, 3/25/25	United States	250,000	239,402
e	Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	197,332	166,610
e,m	Marathon CLO V Ltd., 2017-5A, CR, 144A, FRN, 7.425%, (3-Month USD LIBOR + 2.75%), 11/21/27	United States	2,200,000	2,122,383
e,m	Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 8.15%, (3-Month USD LIBOR + 3.50%), 5/13/28	United States	1,000,000	968,545
e,m	MF1 Ltd., 2022-FL8, D, 144A, FRN, 6.068%, (SOFR + 2.65%), 2/19/37	United States	500,000	461,479
e,q	Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	78,500
m	MortgageIT Mortgage Loan Trust, 2006-1, 2A1B, FRN, 4.604%, (1-Month USD LIBOR + 0.56%), 4/25/36	United States	552,049	227,379
e	MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	36,757	34,123
e,m	Neuberger Berman Loan Advisers CLO Ltd., 2018-27A, E, 144A, FRN, 9.279%, (3-Month USD LIBOR + 5.20%), 1/15/30	United States	350,000	306,216
e,m	OCP CLO Ltd., 2021-21A, D, 144A, FRN, 7.193%, (3-Month USD LIBOR + 2.95%), 7/20/34	United States	330,000	305,107
e,m	OHA Credit Funding 4 Ltd., 2021-4A, ER, 144A, FRN, 10.725%, (3-Month USD LIBOR + 6.40%), 10/22/36	United States	310,000	283,249
e	OneMain Financial Issuance Trust, 2020-2A, C, 144A, 2.76%, 9/14/35	United States	100,000	83,703
e	Prestige Auto Receivables Trust, 144A, 2019-1A, E, 3.90%, 5/15/26	United States	100,000	97,873
	2020-1A, E, 3.67%, 2/15/28	United States	100,000	97,147
e	Progress Residential Trust, 144A, 2021-SFR4, F, 3.407%, 5/17/38	United States	230,000	193,323
	2021-SFR7, F, 3.834%, 8/17/40	United States	260,000	211,235
m	Saxon Asset Securities Trust, 2002-3, M2, FRN, 6.631%, (1-Month USD LIBOR + 2.59%), 12/25/32	United States	1,133,472	978,173
e	SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	91,018
e,q	Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,483,060	1,110,966
e	Sierra Timeshare Receivables Funding LLC, 2021-1A, C, 144A, 1.79%, 11/20/37	United States	112,300	102,561
e	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	325,995	251,002
m	SLM Private Credit Student Loan Trust, 2003-B, A3, FRN, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	150,000	146,838
m	Soundview Home Loan Trust, 2006-WF2, M3, FRN, 4.719%, (1-Month USD LIBOR + 0.68%), 12/25/36	United States	1,749,083	2,200,133
e	Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	120,313	117,538
e,m	Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 8.276%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	875
e,q	Towd Point Mortgage Trust, 2018-5, M1, 144A, FRN, 3.25%, 7/25/58	United States	100,000	74,210
e	VCAT LLC, 144A, 2021-NPL1, A1, 2.289%, 12/26/50	United States	43,789	41,980
	2021-NPL5, A1, 1.868%, 8/25/51	United States	77,457	70,420
e,m	VMC Finance LLC, 144A, FRN, 2019-FL3, C, 5.961%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	838,561
	2019-FL3, D, 6.561%, (1-Month USD LIBOR + 2.65%), 9/15/36	United States	880,961	818,921
	2021-FL4, C, 6.189%, (1-Month USD LIBOR + 2.25%), 6/16/36	United States	1,000,000	973,873
e,q	WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 3.039%, 12/27/49	United States	2,866,082	2,395,121
e	Wave Trust, 2017-1A, A, 144A, 3.844%, 11/15/42	United States	158,141	119,447

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
q	Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 4.243%, 10/25/37	United States	105,498	$92,531

				29,957,863

	Equity Real Estate Investment Trusts (REITs) 0.0%†
e	Diamond Resorts Owner Trust, 144A, 2018-1, C, 4.53%, 1/21/31	United States	24,620	24,049
	2019-1A, B, 3.53%, 2/20/32	United States	22,862	22,233

				46,282

	Mortgage Real Estate Investment Trusts (REITs) 1.9%
e	510 Asset Backed Trust, 2021-NPL1, A1, 144A, 2.24%, 6/25/61	United States	108,530	100,646
m	American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 4.324%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	122,319	102,648
	Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	2,878	2,726
	Banc of America Funding Trust, 2003-1, B2, 6.00%, 5/20/33	United States	109,737	72,418
	2005-8, 1A1, 5.50%, 1/25/36	United States	261,079	208,693
	2007-4, 5A1, 5.50%, 11/25/34	United States	29,235	25,821
q	Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 2.542%, 2/25/35	United States	2,074	1,971
e,m	BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 3.298%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	317,854	300,856
q	Bear Stearns ARM Trust, 2007-4, 12A1, FRN, 3.231%, 5/25/37	United States	931,406	850,386
e,m	BPR Trust, 2021-NRD, F, 144A, FRN, 10.681%, (SOFR + 6.87%), 12/15/23	United States	140,000	128,076
e,m	BXMT Ltd., 144A, FRN, 2020-FL2, D, 5.939%, (SOFR + 2.06%), 2/15/38	United States	1,350,000	1,310,581
	2021-FL4, C, 5.625%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	2,500,000	2,340,395
e	CIM Trust, 2021-NR2, A1, 144A, 2.568%, 7/25/59	United States	126,723	116,040
e,q	Citigroup Commercial Mortgage Trust, 2014-GC21, D, 144A, FRN, 5.11%, 5/10/47	United States	330,000	294,234
e,q	Citigroup Mortgage Loan Trust, 2009-10, 6A2, 144A, FRN, 4.019%, 9/25/34	United States	18,491	17,962
	Countrywide Alternative Loan Trust, 2003-22CB, 1A1, 5.75%, 12/25/33	United States	23,070	22,360
	2004-16CB, 1A1, 5.50%, 7/25/34	United States	10,742	10,229
	2004-16CB, 3A1, 5.50%, 8/25/34	United States	10,407	9,981
	2004-28CB, 3A1, 6.00%, 1/25/35	United States	174,879	154,124
	2004-3T1, M, 6.00%, 5/25/34	United States	186,043	124,391
	2004-J10, 2CB1, 6.00%, 9/25/34	United States	28,680	27,302
	2005-J1, 2A1, 5.50%, 2/25/25	United States	951	917
	2006-25CB, A1, 6.00%, 10/25/36	United States	1,597,404	902,989
q	Countrywide Home Loans Mortgage Pass-Through Trust, 2004-HYB4, 2A1, FRN, 3.894%, 9/20/34	United States	33,868	30,294
	Credit Suisse First Boston Mortgage Securities Corp., 2002-10, 1B, 7.50%, 5/25/32	United States	148,824	111,015
	2003-27, 4A4, 5.75%, 11/25/33	United States	11,091	10,708
	2005-8, 1A3, 5.25%, 9/25/35	United States	78,453	64,283
e	CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	400,000	266,630
m	DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 4.599%, (1-Month USD LIBOR + 0.66%), 9/19/45	United States	27,453	17,243
e,m	Federal Home Loan Mortgage Corp., 2021-DNA6, B1, 144A, FRN, 6.947%, (SOFR + 3.40%), 10/25/41	United States	98,429	88,723
e,m	FHLMC, 144A, FRN, 2021-DNA5, B2, 9.021%, (SOFR + 5.50%), 1/25/34	United States	1,500,000	1,164,561
	2021-HQA1, B2, 8.521%, (SOFR + 5.00%), 8/25/33	United States	1,000,000	760,961

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
q	GS Mortgage Securities Trust, FRN, [e] 2011-GC5, C, 144A, 5.299%, 8/10/44	United States	100,000	$78,107
	[e] 2011-GC5, D, 144A, 5.299%, 8/10/44	United States	195,000	83,319
	2014-GC18, B, 4.885%, 1/10/47	United States	100,000	91,659
	GSR Mortgage Loan Trust, 2005-4F, 6A1, 6.50%, 2/25/35	United States	7,093	6,623
	[q] 2005-AR6, 4A5, FRN, 4.144%, 9/25/35	United States	20,929	19,058
m	Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 4.579%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	58,363	48,102
	IndyMac INDX Mortgage Loan Trust, FRN, [q] 2004-AR15, B1, 2.874%, 2/25/35	United States	1,439,275	1,089,560
	[m] 2004-AR7, A5, 5.264%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	29,283	25,160
	[q] 2005-AR11, A3, 3.185%, 8/25/35	United States	34,120	27,254
	[m] 2006-AR2, 2A1, 4.464%, (1-Month USD LIBOR + 0.42%), 2/25/46	United States	151,152	106,193
	[q] 2006-AR3, 3A1A, 3.106%, 4/25/36	United States	1,532,999	1,247,361
e,q	Jefferies Resecuritization Trust, 2009-R12, 2A2, 144A, FRN, 2.574%, 1/26/35	United States	121,878	115,686
	JPMorgan Mortgage Trust, 2004-S1, 2A1, 6.00%, 9/25/34	United States	49,029	46,857
	[q] 2006-A3, 2B1, FRN, 3.637%, 4/25/35	United States	1,752,064	1,116,545
	[q] 2007-A1, 4A2, FRN, 3.94%, 7/25/35	United States	837	815
	[e,q] 2020-2, B4, 144A, FRN, 3.823%, 7/25/50	United States	965,029	757,410
m	Lehman XS Trust, 2006-2N, 1A1, FRN, 4.564%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	24,594	21,169
	MASTR Alternative Loan Trust, 2004-2, 8A4, 5.50%, 3/25/34	United States	100,271	87,003
	2004-8, 2A1, 6.00%, 9/25/34	United States	21,408	20,253
q	Merrill Lynch Mortgage Backed Securities Trust Series, 2007-3, 3A1, FRN, 3.448%, 6/25/37	United States	1,990,163	1,262,467
q	Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 3.574%, 5/25/36	United States	1,056	1,019
q	Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.545%, 8/15/46	United States	200,000	143,405
e,q	Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.385%, 6/15/44	United States	150,000	120,354
e,q	MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.423%, 10/15/30	United States	340,000	249,964
e,q	PRPM LLC, 2021-2, A2, 144A, FRN, 3.77%, 3/25/26	United States	130,000	111,050
q	RFMSI Trust, 2005-SA1, 1A1, FRN, 3.692%, 3/25/35	United States	77,905	41,757
q	Structured Adjustable Rate Mortgage Loan Trust Series, 2006-8, 1A2, FRN, 3.639%, 9/25/36	United States	154,529	103,864
m	Structured ARM Loan Trust, 2005-14, A1, FRN, 4.354%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	153,127	97,993
e	Toorak Mortgage Corp. Ltd., 2021-1, A1, 144A, 2.24%, 6/25/24	United States	190,000	179,303
e	VOLT XCII LLC, 2021-NPL1, A1, 144A, 1.893%, 2/27/51	United States	87,846	78,229
e	VOLT XCIV LLC, 2021-NPL3, A2, 144A, 4.949%, 2/27/51	United States	215,000	182,204
m	WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR11, B1, FRN, 4.959%, (1-Month USD LIBOR + 0.92%), 8/25/45	United States	2,173,736	1,729,463
	Wells Fargo Commercial Mortgage Trust, [q] 2013-LC12, B, FRN, 4.431%, 7/15/46	United States	190,000	179,564
	2014-LC16, C, 4.458%, 8/15/50	United States	215,000	135,715
	[q] 2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	84,407
	[q] 2016-C36, C, FRN, 4.272%, 11/15/59	United States	100,000	77,580
q	WFRBS Commercial Mortgage Trust, FRN, [e] 2011-C3, D, 144A, 5.42%, 3/15/44	United States	199,819	83,924

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
q	WFRBS Commercial Mortgage Trust, FRN, (continued)
	[e] 2011-C4, E, 144A, 4.988%, 6/15/44	United States	120,000	$96,612
	2012-C7, C, 4.806%, 6/15/45	United States	20,674	15,027
	[e] 2012-C7, D, 144A, 4.806%, 6/15/45	United States	130,000	53,300
	[e] 2012-C7, E, 144A, 4.806%, 6/15/45	United States	72,385	5,807
	[q] 2014-C24, B, 4.204%, 11/15/47	United States	100,000	90,903

				19,752,209

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $54,570,739)			49,756,354

		Number of Contracts	Notional Amount#
	Options Purchased 0.3%
	Calls – Exchange-Traded 0.1%
	3 Month EURIBOR, December Strike Price 97.88 EUR, Expires 12/16/22	40	9,704,500	260
	3 Month EURIBOR, December Strike Price 98.63 EUR, Expires 12/19/22	50	12,228,125	—
	3 Month EURIBOR, December Strike Price 99.88 EUR, Expires 12/19/22	80	19,565,000	—
	3 Month EURIBOR, March Strike Price 98.50 EUR, Expires 3/10/23	80	19,428,000	3,642
	3 Month SOFR, December Strike Price $98.19, Expires 12/16/22	89	21,239,850	556
	Alibaba Group Holding Ltd., January Strike Price $90.00, Expires 1/20/23	35	306,460	24,675
	Arrival SA, December Strike Price $1.50, Expires 12/16/22	66	2,104	198
	Carvana Co., December Strike Price $20.00, Expires 12/16/22	126	97,146	504
	Carvana Co., March Strike Price $20.00, Expires 3/17/23	63	48,573	3,024
	CBOE Volatility Index, December Strike Price $27.00, Expires 12/21/22	161	331,338	10,948
	CBOE Volatility Index, December Strike Price $30.00, Expires 12/21/22	758	1,559,964	32,594
	CBOE Volatility Index, January Strike Price $27.00, Expires 1/18/23	50	102,900	9,200
	CBOE Volatility Index, January Strike Price $28.00, Expires 1/18/23	46	94,668	7,728
	CBOE Volatility Index, January Strike Price $29.00, Expires 1/18/23	100	205,800	14,600
	CBOE Volatility Index, February Strike Price $28.00, Expires 2/15/23	46	94,668	10,994
	Cinemark Holdings Inc., December Strike Price $15.00, Expires 12/16/22	26	35,386	546
	Cinemark Holdings Inc., January Strike Price $15.00, Expires 1/20/23	45	61,245	2,925
	Coupa Software Inc., December Strike Price $75.00, Expires 12/16/22	5	31,620	675
	Crown Holdings Inc., April Strike Price $75.00, Expires 4/21/23	37	304,177	44,770
	E-mini S&P 500, December Strike Price $4,100.00, Expires 12/16/22	2	408,125	6,225
	E-mini S&P 500, December Strike Price $4,400.00, Expires 12/16/22	2	408,125	185
	E-mini S&P 500, March Strike Price $4,200.00, Expires 3/17/23	1	205,763	6,913
	Eurodollar 1 Yr., December Strike Price $96.63, Expires 12/16/22	40	9,532,000	500
	Flex Ltd., January Strike Price $19.00, Expires 1/20/23	491	1,079,218	157,120
	Gol Linhas Aereas Inteligentes SA, January Strike Price $5.00, Expires 1/20/23	65	21,385	455
	The Greenbrier Cos. Inc., December Strike Price $40.00, Expires 12/16/22	15	57,585	945
	Helix Energy Solutions Group Inc., December Strike Price $5.00, Expires 12/16/22	90	57,420	12,600
	IMM Eurodollar, June Strike Price $95.50, Expires 6/19/23	20	4,741,500	5,875
	IMM Eurodollar, June Strike Price $96.50, Expires 6/19/23	20	4,741,500	1,875
	iShares 20+ Year Treasury Bond ETF, January Strike Price $102.00, Expires 1/20/23	105	1,078,665	33,075

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
iShares 20+ Year Treasury Bond ETF, January Strike Price $105.00, Expires 1/20/23	426	4,376,298	$76,680
iShares China Large-Cap ETF, December Strike Price $27.00, Expires 12/16/22	2,237	6,299,392	348,972
JD.com Inc., December Strike Price $67.50, Expires 12/16/22	70	400,260	6,650
Magnachip Semiconductor Corp., December Strike Price $17.50, Expires 12/16/22	142	143,704	2,130
Marvell Technology Inc., December Strike Price $50.00, Expires 12/16/22	95	441,940	12,255
Meta Platforms Inc., March Strike Price $150.00, Expires 3/17/23	133	1,570,730	47,215
Okta Inc., December Strike Price $55.00, Expires 12/09/22	8	42,656	3,136
Repay Holdings Corp., December Strike Price $12.50, Expires 12/16/22	33	29,238	825
S&P 500 Index, December Strike Price $4,100.00, Expires 12/30/22	14	5,712,154	117,866
S&P 500 Index, December Strike Price $4,150.00, Expires 12/30/22	1	408,011	6,060
S&P 500 Index, December Strike Price $4,200.00, Expires 12/30/22	32	13,056,352	129,600
Sirius XM Holdings Inc., December Strike Price $6.75, Expires 12/16/22	139	90,211	1,390
Sirius XM Holdings Inc., January Strike Price $6.75, Expires 1/20/23	26	16,874	338
Snowflake Inc., December Strike Price $170.00, Expires 12/02/22	14	200,060	2,310
Snowflake Inc., December Strike Price $175.00, Expires 12/02/22	13	185,770	1,495
SPDR S&P Oil & Gas Exploration & Production ETF, January Strike Price $160.00, Expires 1/20/23	75	1,140,900	44,625
Transocean Ltd., December Strike Price $4.00, Expires 12/16/22	500	212,500	18,000
Transocean Ltd., December Strike Price $4.50, Expires 12/16/22	518	220,150	6,216
U.S. Treasury 5 Yr. Note, December Strike Price $109.00, Expires 12/23/22	20	2,171,400	8,906
VanEck Semiconductor ETF, December Strike Price $220.00, Expires 12/02/22	29	660,417	23,780
Vodafone Group PLC, January Strike Price $12.00, Expires 1/20/23	78	87,594	1,560
Vodafone Group PLC, January Strike Price $13.00, Expires 1/20/23	76	85,348	608
Vodafone Group PLC, January Strike Price $14.00, Expires 1/20/23	79	88,717	237
Vodafone Group PLC, January Strike Price $16.00, Expires 1/20/23	192	215,616	384
Workiva Inc., January Strike Price $80.00, Expires 1/20/23	77	620,312	50,204

			1,305,049

Calls – Over-the-Counter 0.0%†
JD.com Inc., Counterparty GSCO, January Strike Price $55.00, Expires 1/20/23	35	200,130	25,550
S&P ASX 200 Index, Counterparty JPHQ, December Strike Price 7,196.00 AUD, Expires 12/23/22	427	1,767,631	45,896
S&P ASX 200 Index, Counterparty JPHQ, December Strike Price 7,258.00 AUD, Expires 12/28/22	203	840,349	17,373

			88,819

Currency Options 0.0%†
USD/INR, Counterparty JPHQ, March Strike Price 84.00 INR, Expires 3/15/23	1	600,000	3,247
USD/INR, Counterparty JPHQ, March Strike Price 86.00 INR, Expires 3/15/23	1	2,400,000	6,111
USD/JPY, Counterparty JPHQ, December Strike Price 147.00 JPY, Expires 12/21/22	1	2,000,000	903
USD/PHP, Counterparty JPHQ, March Strike Price 60.00 PHP, Expires 3/15/23	1	1,300,000	3,290

			13,551

Puts – Exchange-Traded 0.2%
1 Year SOFR, December Strike Price $94.88, Expires 12/16/22	54	12,903,300	675
1 Year SOFR, December Strike Price $95.38, Expires 12/16/22	54	12,903,300	9,113

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
3 Month EURIBOR, December Strike Price 98.38 EUR, Expires 12/19/22	18	4,402,125	$25,755
3 Month EURIBOR, December Strike Price 98.63 EUR, Expires 12/19/22	4	978,250	8,325
3 Month EURIBOR, December Strike Price 100.13 EUR, Expires 12/19/22	40	9,782,500	239,338
3 Month SOFR, December Strike Price $94.75, Expires 12/16/22	96	22,910,400	600
3 Month SOFR, December Strike Price $95.25, Expires 12/16/22	96	22,910,400	1,200
8x8 Inc., January Strike Price $2.50, Expires 1/20/23	72	30,816	900
Activision Blizzard Inc., January Strike Price $70.00, Expires 1/19/24	389	2,876,655	268,410
Activision Blizzard Inc., January Strike Price $75.00, Expires 1/19/24	53	391,935	47,435
American Airlines Group Inc., January Strike Price $10.00, Expires 1/20/23	40	57,720	440
American Airlines Group Inc., January Strike Price $13.00, Expires 1/20/23	43	62,049	2,193
Amyris Inc., December Strike Price $1.50, Expires 12/16/22	3	519	45
Amyris Inc., January Strike Price $2.00, Expires 1/20/23	87	15,051	4,785
ARK Innovation ETF, December Strike Price $34.00, Expires 12/16/22	178	667,144	10,502
Atlas Corp., January Strike Price $12.50, Expires 1/20/23	144	221,328	2,160
Blackstone Inc., February Strike Price $85.00, Expires 2/17/23	132	1,208,196	65,076
CBOE Volatility Index, December Strike Price $27.00, Expires 12/21/22	304	625,632	168,720
CBOE Volatility Index, January Strike Price $27.00, Expires 1/18/23	93	191,394	39,525
Danimer Scientific Inc., January Strike Price $2.50, Expires 1/20/23	70	18,620	2,450
Deere & Co., December Strike Price $310.00, Expires 12/16/22	29	1,278,900	145
Deere & Co., March Strike Price $300.00, Expires 3/17/23	18	793,800	3,708
Dick’s Sporting Good Inc., December Strike Price $85.00, Expires 12/16/22	115	1,375,170	1,150
Dick’s Sporting Good Inc., March Strike Price $70.00, Expires 3/17/23	50	597,900	5,350
E-mini S&P 500, December Strike Price $3,900.00, Expires 12/16/22	2	408,125	1,875
E-mini S&P 500, March Strike Price $2,600.00, Expires 3/17/23	13	2,674,913	3,575
E-mini S&P 500, March Strike Price $2,800.00, Expires 3/17/23	1	205,763	387
E-mini S&P 500, March Strike Price $3,600.00, Expires 3/17/23	13	2,674,913	33,312
Euro-Bund, December Strike Price 141.00 EUR, Expires 12/23/22	10	1,402,300	19,875
Euro-Bund, February Strike Price 138.00 EUR, Expires 2/24/23	10	1,402,300	20,916
Eurodollar 1 Yr., December Strike Price $94.50, Expires 12/16/22	30	7,149,000	188
Eurodollar 1 Yr., June Strike Price $95.00, Expires 6/16/23	40	9,612,500	10,750
Eurodollar 1 Yr., June Strike Price $96.00, Expires 6/16/23	40	9,612,500	40,500
Gol Linhas Aereas Inteligentes SA, January Strike Price $3.00, Expires 1/20/23	346	113,834	8,650
Gossamer Bio Inc., December Strike Price $7.50, Expires 12/16/22	16	13,696	4,720
Hollysys Automation Technologies Ltd., January Strike Price $15.00, Expires 1/20/23	531	908,010	42,480
Horizon Therapeutics PLC, January Strike Price $80.00, Expires 1/20/23	164	1,644,756	36,900
Horizon Therapeutics PLC, February Strike Price $85.00, Expires 2/17/23	164	1,644,756	82,000
HubSpot Inc., December Strike Price $260.00, Expires 12/16/22	15	454,545	5,250
IMM Eurodollar, December Strike Price $96.00, Expires 12/19/22	17	4,041,856	38,144
IMM Eurodollar, December Strike Price $97.50, Expires 12/19/22	17	4,041,856	101,894
IMM Eurodollar, June Strike Price $94.63, Expires 6/19/23	40	9,483,000	22,750
iShares Expanded Tech-Software Sector ETF, December Strike Price $255.00, Expires 12/16/22	32	870,048	10,560
iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $68.00, Expires 12/16/22	4,000	30,264,000	16,000
iShares iBoxx High Yield Corporate Bond ETF, January Strike Price $61.00, Expires 1/20/23	776	5,871,216	4,656
JB Hunt Transport Services Inc., January Strike Price $165.00, Expires 1/20/23	65	1,195,285	22,750

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Marvell Technology Inc., December Strike Price $38.00, Expires 12/02/22	98	455,896		$882
Russell 2000 Index, December Strike Price $1,550.00, Expires 12/01/22	1	188,658		8
S&P 500 Index, March Strike Price $3,445.00, Expires 3/31/23	15	6,120,165		60,600
Shaw Communications Inc., December Strike Price $25.00, Expires 12/16/22	378	1,031,562		1,890
Shaw Communications Inc., December Strike Price 31.00 CAD, Expires 12/16/22	105	385,455		4,605
Shift Technologies Inc., January Strike Price $2.50, Expires 1/20/23	16	444		3,760
Shift Technologies Inc., February Strike Price $2.50, Expires 2/17/23	81	2,248		18,832
SPDR S&P 500 ETF Trust, December Strike Price $365.00, Expires 12/16/22	38	1,549,184		1,216
Tenneco Inc., January Strike Price $12.00, Expires 1/20/23	488	975,512		2,440
Tesla Inc., April Strike Price $100.00, Expires 4/21/23	132	2,570,040		35,508
Turquoise Hill Resources Ltd., December Strike Price $27.00, Expires 12/16/22	97	305,259		970
Turquoise Hill Resources Ltd., January Strike Price $27.00, Expires 1/20/23	9	28,323		270
U.S. Treasury 10 Yr. Note, December Strike Price $108.00, Expires 12/23/22	20	2,270,000		313
U.S. Treasury 10 Yr. Note, December Strike Price $113.00, Expires 12/23/22	10	1,135,000		7,031
U.S. Treasury 5 Yr. Note, December Strike Price $107.00, Expires 12/23/22	73	7,925,610		10,836
U.S. Treasury 5 Yr. Note, February Strike Price $107.50, Expires 2/24/23	20	2,171,400		14,063
Upstart Holdings Inc., March Strike Price $10.00, Expires 3/17/23	133	260,015		13,433
UserTesting Inc., December Strike Price $7.50, Expires 12/16/22	66	48,972		825
UserTesting Inc., February Strike Price $7.50, Expires 2/17/23	608	451,136		62,320
Vnet Group Inc., January Strike Price $5.00, Expires 1/20/23	408	204,408		24,480
Vodafone Group PLC, January Strike Price 0.95 GBP, Expires 1/20/23	1,166	107,085,440		77,293
Vodafone Group PLC, March Strike Price 0.95 GBP, Expires 3/17/23	1,519	139,504,960		132,731

				1,910,438

Puts – Over-the-Counter 0.0%†
DJ EURO STOXX 50 Index, Counterparty BZWS, December Strike Price 3,450.00 EUR, Expires 12/16/22	21	832,591		568
DJ EURO STOXX 50 Index, Counterparty BZWS, December Strike Price 3,750.00 EUR, Expires 12/16/22	26	1,030,827		3,490
H & M Hennes & Mauritz AB, Counterparty CITI, December Strike Price 114.00 SEK, Expires 12/16/22	81	944,946		2,354
H & M Hennes & Mauritz AB, Counterparty CITI, March Strike Price 100.00 SEK, Expires 3/17/23	109	1,271,594		3,322
S&P ASX 200 Index, Counterparty JPHQ, December Strike Price 7,196.00 AUD, Expires 12/23/22	427	1,767,631		16,608
S&P ASX 200 Index, Counterparty JPHQ, December Strike Price 7,258.00 AUD, Expires 12/28/22	203	840,349		11,567
Softbank Group, Counterparty GSCO, March Strike Price 4,540.00 JPY, Expires 3/09/23	5,531	32,920,512		3,551

				41,460

Currency Options 0.0%†
AUD/USD, Counterparty JPHQ, March Strike Price $0.64, Expires 3/15/23	1	4,000,000	AUD	23,930
EUR/SGD, Counterparty JPHQ, March Strike Price 1.35 SGD, Expires 3/15/23	1	2,400,000	EUR	5,349

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#		Value
	Options Purchased (continued)
	Currency Options (continued)†
	GBP/USD, Counterparty JPHQ, March Strike Price $1.14, Expires 3/15/23	1	2,000,000	GBP	$20,866
	USD/JPY, Counterparty GSCO, March Strike Price 126.00 JPY, Expires 3/14/23	1	6,306,000		37,594

					87,739

	Total Options Purchased (Cost $4,456,270)				3,447,056

	Total Investments before Short Term Investments (Cost $751,934,292)				782,131,275

		Country	Shares
	Short Term Investments 15.7%
	Money Market Funds 15.2%
r,s	Dreyfus Government Cash Management, Institutional, 3.62%	United States	57,486,267		57,486,267
r	Fidelity Investments Money Market Government Portfolio, Institutional, 3.58%	United States	97,303,407		97,303,407

	Total Money Market Funds (Cost $154,789,674)				154,789,674

t	Investments from Cash Collateral Received for Loaned Securities 0.4%
	Money Market Funds 0.3%
r,u	Institutional Fiduciary Trust Money Market Portfolio, 3.446%	United States	2,661,000		2,661,000

			Principal Amount*
	Repurchase Agreements 0.1%
v	Joint Repurchase Agreement, 3.79%, 12/01/22 (Maturity Value $646,953)	United States	646,885		646,885

	J.P. Morgan Securities LLC Collateralized by U.S. Government Agency Obligations, 0.00%-4.37%, 7/31/23-7/31/24 (valued at $659,823)
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $3,307,885)				3,307,885

	U.S. Government and Agency Securities (Cost $1,365,000) 0.1%
w	Federal Home Loan Bank Discount Notes, 12/01/22	United States	1,365,000		1,365,000

	Total Investments (Cost $911,396,851) 92.6%				941,593,834
	Options Written (0.2)%				(2,343,346)
	Securities Sold Short (22.0)%				(223,678,274)
	Other Assets, less Liabilities 29.6%				300,984,662

	Net Assets 100.0%				$1,016,556,876

		Number of Contracts	Notional Amount#
x	Options Written (0.2)%
	Calls – Exchange-Traded (0.2)%
	3 Month EURIBOR, December Strike Price 98.38 EUR, Expires 12/16/22	60	14,556,750		—
	3 Month EURIBOR, December Strike Price 99.00 EUR, Expires 12/19/22	100	24,456,250		—
	3 Month EURIBOR, December Strike Price 99.63 EUR, Expires 12/19/22	40	9,782,500		—
	3 Month EURIBOR, December Strike Price 100.13 EUR, Expires 12/19/22	40	9,782,500		—

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
x	Options Written (continued)
	Calls – Exchange-Traded (continued)
	3 Month EURIBOR, March Strike Price 99.00 EUR, Expires 3/10/23	80	19,428,000	$(1,041)
	Activision Blizzard Inc., June Strike Price $90.00, Expires 6/16/23	447	3,305,565	(74,649)
	Biohaven Pharmaceutical Holding Co. Ltd., December Strike Price $150.00, Expires 12/16/22	29	220,110	(8,990)
	CME 3-Month SOFR Futures, December Strike Price $98.50, Expires 12/16/22	89	21,239,850	(556)
	CME 3-Month SOFR Futures, December Strike Price $98.88, Expires 12/16/22	89	21,239,850	(556)
	The Coca-Cola Co., December Strike Price $62.50, Expires 12/16/22	1	6,361	(164)
	Crown Holdings Inc., April Strike Price $95.00, Expires 4/21/23	37	304,177	(9,805)
	E-mini S&P 500, December Strike Price $4,250.00, Expires 12/16/22	4	816,250	(2,750)
	E-mini S&P 500, March Strike Price $4,000.00, Expires 3/17/23	1	205,763	(12,713)
	Eurodollar 1 Yr., December Strike Price $97.19, Expires 12/16/22	60	14,298,000	(750)
	IMM Eurodollar, June Strike Price $96.00, Expires 6/19/23	40	9,483,000	(6,500)
	iShares 20+ Year Treasury Bond ETF, January Strike Price $110.00, Expires 1/20/23	317	3,256,541	(23,141)
	iShares 20+ Year Treasury Bond ETF, January Strike Price $115.00, Expires 1/20/23	426	4,376,298	(12,354)
	iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $74.00, Expires 12/16/22	4,000	30,264,000	(644,000)
	Magnachip Semiconductor Corp., December Strike Price $22.50, Expires 12/16/22	142	143,704	(710)
	Newmont Corp., December Strike Price $47.50, Expires 12/16/22	1	4,747	(121)
	NextEra Energy Inc., December Strike Price $82.50, Expires 12/16/22	1	8,470	(320)
	S&P 500 Index, December Strike Price $4,225.00, Expires 12/30/22	11	4,488,121	(35,695)
	S&P 500 Index, December Strike Price $4,250.00, Expires 12/30/22	23	9,384,253	(58,995)
	S&P 500 Index, December Strike Price $4,300.00, Expires 12/30/22	32	13,056,352	(49,984)
	S&P 500 Index, March Strike Price $4,100.00, Expires 3/31/23	15	6,120,165	(230,835)
	U.S. Treasury 5 Yr. Note, December Strike Price $110.00, Expires 12/23/22	20	2,171,400	(3,281)
	The Williams Cos. Inc., December Strike Price $34.00, Expires 12/16/22	1	3,470	(100)
	Workiva Inc., January Strike Price $90.00, Expires 1/20/23	77	620,312	(21,175)

				(1,199,185)

	Calls – Over-the-Counter (0.0)%†
	Currency Options (0.0)%†
	USD/INR, Counterparty JPHQ, March Strike Price 90.00 INR, Expires 3/15/23	1	600,000	(455)
	USD/INR, Counterparty JPHQ, March Strike Price 95.00 INR, Expires 3/15/23	1	2,400,000	(583)

				(1,038)

	Puts – Exchange-Traded (0.0)%†
	1 Year SOFR, December Strike Price $95.13, Expires 12/16/22	108	25,806,600	(5,400)
	3 Month EURIBOR, December Strike Price 98.88 EUR, Expires 12/19/22	22	5,380,375	(60,095)
	3 Month EURIBOR, December Strike Price 99.25 EUR, Expires 12/19/22	20	4,891,250	(74,143)
	3 Month EURIBOR, December Strike Price 99.88 EUR, Expires 12/19/22	39	9,537,938	(207,990)
	3 Month SOFR, December Strike Price $95.00, Expires 12/16/22	192	45,820,800	(1,200)
	Activision Blizzard Inc., January Strike Price $55.00, Expires 1/19/24	53	391,935	(12,190)
	Activision Blizzard Inc., January Strike Price $60.00, Expires 1/19/24	389	2,876,655	(155,600)
	Blackstone Inc., February Strike Price $75.00, Expires 2/17/23	132	1,208,196	(29,304)
	Coupa Software Inc., December Strike Price $60.00, Expires 12/16/22	5	31,620	(1,950)
	Crown Holdings Inc., April Strike Price $70.00, Expires 4/21/23	37	304,177	(9,435)
	E-mini S&P 500, December Strike Price $3,700.00, Expires 12/16/22	4	816,250	(740)
	E-mini S&P 500, March Strike Price $3,000.00, Expires 3/17/23	13	2,674,913	(7,312)
	E-mini S&P 500, March Strike Price $3,200.00, Expires 3/17/23	13	2,674,913	(11,537)

58	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#		Value
x	Options Written (continued)
	Puts – Exchange-Traded (continued)†
	Euro-Bund, December Strike Price 138.00 EUR, Expires 12/23/22	15	2,103,450		$(10,146)
	Euro-Bund, February Strike Price 134.00 EUR, Expires 2/24/23	15	2,103,450		(14,204)
	Eurodollar 1 Yr., December Strike Price $94.75, Expires 12/16/22	30	7,149,000		(750)
	Eurodollar 1 Yr., June Strike Price $95.50, Expires 6/16/23	80	19,225,000		(43,500)
	Gossamer Bio Inc., December Strike Price $12.50, Expires 12/16/22	16	13,696		(11,440)
	Horizon Therapeutics PLC, January Strike Price $85.00, Expires 1/20/23	164	1,644,756		(52,480)
	Horizon Therapeutics PLC, February Strike Price $80.00, Expires 2/17/23	164	1,644,756		(45,920)
	IMM Eurodollar, December Strike Price $96.50, Expires 12/19/22	32	7,608,200		(111,800)
	IMM Eurodollar, June Strike Price $94.13, Expires 6/19/23	60	14,224,500		(11,625)
	iShares 20+ Year Treasury Bond ETF, January Strike Price $96.00, Expires 1/20/23	74	760,202		(6,512)
	iShares 20+ Year Treasury Bond ETF, January Strike Price $97.00, Expires 1/20/23	404	4,150,292		(42,824)
	iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $63.00, Expires 12/16/22	4,000	30,264,000		(8,000)
	Manchester United PLC, January Strike Price $18.00, Expires 1/20/23	39	86,190		(2,340)
	Manchester United PLC, January Strike Price $19.00, Expires 1/20/23	146	322,660		(13,140)
	S&P 500 Index, December Strike Price $3,600.00, Expires 12/30/22	34	13,872,374		(18,700)
	S&P 500 Index, December Strike Price $3,700.00, Expires 12/30/22	34	13,872,374		(30,940)
	S&P 500 Index, December Strike Price $3,750.00, Expires 12/30/22	11	4,488,121		(13,618)
	Sirius XM Holdings Inc., January Strike Price $6.75, Expires 1/20/23	348	225,852		(18,270)
	U.S. Treasury 10 Yr. Note, December Strike Price $110.00, Expires 12/23/22	30	3,405,000		(2,344)
	U.S. Treasury 5 Yr. Note, December Strike Price $105.00, Expires 12/23/22	24	2,605,680		(563)
	U.S. Treasury 5 Yr. Note, February Strike Price $105.50, Expires 2/24/23	30	3,257,100		(7,500)
	Vodafone Group PLC, January Strike Price 0.85 GBP, Expires 1/20/23	1,166	107,085,440		(14,053)
	Vodafone Group PLC, January Strike Price $9.00, Expires 1/20/23	78	87,594		(312)
	Vodafone Group PLC, January Strike Price $10.00, Expires 1/20/23	79	88,717		(790)
	Vodafone Group PLC, January Strike Price $12.00, Expires 1/20/23	192	215,616		(20,352)
	Vodafone Group PLC, March Strike Price 0.85 GBP, Expires 3/17/23	1,519	139,504,960		(45,769)

					(1,124,788)

	Puts – Over-the-Counter (0.0)%†
	DJ EURO STOXX 50 Index, Counterparty BZWS, December Strike Price 3,550.00 EUR, Expires 12/16/22	26	1,030,827		(1,055)

	Currency Options (0.0)%†
	AUD/USD, Counterparty JPHQ, March Strike Price $0.60, Expires 3/15/23	1	4,000,000	AUD	(9,150)
	EUR/SGD, Counterparty JPHQ, March Strike Price 1.29 SGD, Expires 3/15/23	1	2,400,000	EUR	(1,260)
	GBP/USD, Counterparty JPHQ, March Strike Price $1.07, Expires 3/15/23	1	2,000,000	GBP	(6,870)

					(17,280)

	Total Options Written (Premiums Received $1,956,522)				(2,343,346)

		Country	Shares
[y]	Securities Sold Short (22.0)%
	Common Stocks (9.1)%
	Aerospace & Defense (0.0)%†
	Virgin Galactic Holdings Inc.	United States	21,670		(110,300)

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Air Freight & Logistics (0.0)%†
	Zto Express Cayman Inc., ADR	China	5,908	$(148,114)

	Airlines (0.4)%
	American Airlines Group Inc.	United States	31,455	(453,896)
	Cathay Pacific Airways Ltd.	Hong Kong	667,600	(693,960)
	Copa Holdings SA, A	Panama	29,629	(2,596,389)
	GOL Linhas Aereas Inteligentes SA, ADR	Brazil	20,675	(68,021)
	Jetblue Airways Corp.	United States	7,949	(63,274)

				(3,875,540)

	Auto Components (0.0)%†
	Luminar Technologies Inc.	United States	18,210	(139,488)
	Quantumscape Corp., A	United States	17,167	(128,581)

				(268,069)

	Automobiles (1.0)%
	Fisker Inc.	United States	33,390	(258,439)
	Ford Motor Co.	United States	25,022	(347,806)
	Li Auto Inc., ADR	China	36,364	(800,008)
	Lucid Group Inc.	United States	124,957	(1,267,064)
	Rivian Automotive Inc., A	United States	121,075	(3,879,243)
	Tesla Inc.	United States	20,673	(4,025,033)

				(10,577,593)

	Banks (0.1)%
	SVB Financial Group	United States	2,499	(579,218)

	Biotechnology (0.7)%
	Apellis Pharmaceuticals Inc.	United States	16,884	(843,018)
	Avid Bioservices Inc.	United States	27,001	(422,836)
	Biohaven Ltd.	United States	6,798	(107,544)
	Coherus Biosciences Inc.	United States	34,107	(233,974)
	Dynavax Technologies Corp.	United States	117,358	(1,456,413)
	Gossamer Bio Inc.	United States	38,281	(327,685)
	Halozyme Therapeutics Inc.	United States	3,302	(189,073)
	Insmed Inc.	United States	29,688	(548,931)
	Intercept Pharmaceuticals Inc.	United States	48,943	(729,740)
	Ionis Pharmaceuticals Inc.	United States	2,330	(95,041)
	Karyopharm Therapeutics Inc.	United States	28,434	(150,416)
	Mannkind Corp.	United States	252,072	(1,179,697)
	Pharming Group NV	Netherlands	106,214	(137,614)
	Travere Therapeutics Inc.	United States	18,670	(375,827)

				(6,797,809)

	Capital Markets (0.3)%
	Ares Capital Corp.	United States	105,648	(2,075,983)
	Coinbase Global Inc., A	United States	5,410	(247,400)
	Owl Rock Capital Corp.	United States	99,475	(1,284,222)

				(3,607,605)

	Chemicals (0.3)%
	Albemarle Corp.	United States	5,077	(1,411,355)
	Amyris Inc.	United States	74,336	(128,601)
	Danimer Scientific Inc.	United States	25,184	(66,990)
	Livent Corp.	United States	3,544	(99,197)
	The Sherwin-Williams Co.	United States	5,074	(1,264,339)

				(2,970,482)

	Communications Equipment (0.0)%†
	Infinera Corp.	United States	18,356	(123,903)

60	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Construction & Engineering (0.1)%
	Granite Construction Inc.	United States	13,279	$(478,309)
	Mastec Inc.	United States	2,414	(219,264)

				(697,573)

	Consumer Finance (0.1)%
	EZCORP Inc., A	United States	73,314	(734,606)
	PRA Group Inc.	United States	3,908	(134,357)

				(868,963)

	Diversified Telecommunication Services (0.1)%
	Bandwidth Inc., A	United States	2,335	(53,378)
	Radius Global Infrastructure Inc., A	United States	19,010	(240,666)
	TELUS Corp.	Canada	43,877	(934,199)

				(1,228,243)

	Electric Utilities (0.6)%
	American Electric Power Co. Inc.	United States	22,762	(2,203,362)
	NRG Energy Inc.	United States	35,654	(1,513,512)
	The Southern Co.	United States	35,511	(2,401,964)

				(6,118,838)

	Electrical Equipment (0.3)%
	Array Technologies Inc.	United States	25,061	(524,777)
	Bloom Energy Corp., A	United States	58,344	(1,242,144)
	Plug Power Inc.	United States	110,647	(1,765,926)

				(3,532,847)

	Electronic Equipment, Instruments & Components (0.3)%
	Coherent Corp.	United States	7,158	(262,484)
	Jabil Inc.	United States	33,390	(2,410,424)
	PAR Technology Corp.	United States	4,682	(114,101)
	Vishay Intertechnology Inc.	United States	3,956	(91,146)

				(2,878,155)

	Energy Equipment & Services (0.1)%
	Helix Energy Solutions Group Inc.	United States	128,896	(822,357)

	Entertainment (0.2)%
	Cinemark Holdings Inc.	United States	53,110	(722,827)
	The Marcus Corp.	United States	56,286	(914,085)
	Sea Ltd., ADR	Singapore	109	(6,362)

				(1,643,274)

	Equity Real Estate Investment Trusts (REITs) (0.1)%
	Braemar Hotels & Resorts Inc.	United States	59,557	(219,765)
	Pebblebrook Hotel Trust	United States	29,809	(496,320)
	Summit Hotel Properties Inc.	United States	15,462	(132,200)

				(848,285)

	Food & Staples Retailing (0.1)%
	The Chefs’ Warehouse Inc.	United States	25,098	(975,057)

	Food Products (0.0)%†
	Post Holdings Inc.	United States	2,185	(204,538)

	Gas Utilities (0.4)%
	Atmos Energy Corp.	United States	31,132	(3,742,066)

	Health Care Equipment & Supplies (0.3)%
	Cutera Inc.	United States	29,025	(1,381,010)
	NuVasive Inc.	United States	901	(34,995)
	Orthofix Medical Inc.	United States	41,788	(751,766)

franklintempleton.com	Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
	Varex Imaging Corp.	United States	40,855	$(867,760)

				(3,035,531)

	Health Care Providers & Services (0.1)%
	PetIQ Inc., A	United States	12,350	(146,594)
	Signify Health Inc., A	United States	14,861	(425,322)

				(571,916)

	Health Care Technology (0.1)%
	Evolent Health Inc., A	United States	14,804	(426,207)
	Health Catalyst Inc.	United States	5,857	(61,381)
	Nextgen Healthcare Inc.	United States	10,287	(213,970)

				(701,558)

	Hotels, Restaurants & Leisure (0.2)%
	Airbnb Inc., A	United States	219	(22,368)
	Carnival Corp.	United States	24,476	(243,047)
	Norwegian Cruise Line Holdings Ltd.	United States	26,532	(436,186)
	Royal Caribbean Cruises Ltd.	United States	22,533	(1,350,403)

				(2,052,004)

	Household Durables (0.1)%
	iRobot Corp.	United States	11,301	(588,669)

	Independent Power & Renewable Electricity Producers (0.0)%†
	Sunnova Energy International Inc.	United States	14,370	(328,067)

	Interactive Media & Services (0.0)%†
	fuboTV Inc.	United States	1,017	(2,837)
	Match Group Inc.	United States	4,087	(206,639)
	Snap Inc., A	United States	10,164	(104,791)

				(314,267)

	Internet & Direct Marketing Retail (0.1)%
e	Delivery Hero SE, 144A	South Korea	3,753	(164,279)
	Etsy Inc.	United States	647	(85,462)
	Fiverr International Ltd.	Israel	245	(8,617)
	Groupon Inc., A	United States	6,567	(54,703)
e	Just Eat Takeaway.com NV, 144A	United Kingdom	1,677	(38,853)
	Porch Group Inc.	United States	9,356	(19,086)
	Wayfair Inc., A	United States	9,908	(363,029)
	Xometry Inc., A	United States	8,915	(376,481)

				(1,110,510)

	IT Services (0.1)%
	Cloudflare Inc., A	United States	742	(36,462)
	Digitalocean Holdings Inc.	United States	1,345	(40,121)
	i3 Verticals Inc., A	United States	10,193	(267,974)
	Okta Inc., A	United States	219	(11,677)
	Repay Holdings Corp., A	United States	9,715	(86,075)
	Shift4 Payments Inc., A	United States	6,601	(305,890)
	Shopify Inc., A	Canada	743	(30,374)

				(778,573)

	Life Sciences Tools & Services (0.0)%†
	Inotiv Inc.	United States	6,272	(37,883)

	Machinery (0.2)%
	Caterpillar Inc.	United States	4,510	(1,066,209)
	Desktop Metal Inc., A	United States	285,357	(584,982)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Machinery (continued)
	The Greenbrier Cos. Inc.	United States	6,121	$(234,985)

				(1,886,176)

	Marine (0.3)%
	A.P. Moeller-Maersk AS, B	Denmark	268	(581,013)
	Eagle Bulk Shipping Inc.	United States	37,621	(1,935,600)
	ZIM Integrated Shipping Services Ltd.	Israel	47,349	(995,276)

				(3,511,889)

	Media (0.1)%
	Dish Network Corp., A	United States	9,702	(155,717)
	Magnite Inc.	United States	1,393	(15,476)
	Sirius XM Holdings Inc.	United States	61,033	(396,104)
	Techtarget Inc.	United States	1,265	(57,760)

				(625,057)

	Metals & Mining (0.6)%
	Agnico Eagle Mines Ltd.	Canada	26,394	(1,329,466)
	Century Aluminum Co.	United States	20,596	(185,570)
	Ivanhoe Mines Ltd., A	Canada	66,810	(597,994)
	Lithium Americas Corp.	Canada	17,996	(449,540)
	MP Materials Corp.	United States	8,992	(298,984)
	Pan American Silver Corp.	Canada	112,179	(1,838,614)
	Piedmont Lithium Inc.	United States	2,265	(130,600)
	United States Steel Corp.	United States	63,437	(1,667,759)

				(6,498,527)

	Mortgage Real Estate Investment Trusts (REITs) (0.1)%
	Arbor Realty Trust Inc.	United States	17,769	(264,403)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	3,114	(101,018)
	PennyMac Mortgage Investment Trust	United States	36,713	(560,608)
	Redwood Trust Inc.	United States	25,016	(197,626)
	Two Harbors Investment Corp.	United States	4,251	(69,716)

				(1,193,371)

	Personal Products (0.0)%†
	The Beauty Health Co.	United States	8,868	(95,331)

	Pharmaceuticals (0.2)%
	Avadel Pharmaceuticals PLC, ADR	United States	52,918	(485,258)
	Collegium Pharmaceutical Inc.	United States	24,000	(524,880)
	Innoviva Inc.	United States	15,056	(197,685)
	Omeros Corp.	United States	4,186	(8,958)
	Pacira Biosciences Inc.	United States	1,771	(85,451)
	Revance Therapeutics Inc.	United States	18,261	(396,447)

				(1,698,679)

	Professional Services (0.1)%
	Jacobs Solutions Inc.	United States	9,147	(1,157,461)
	Upwork Inc.	United States	1,374	(16,832)

				(1,174,293)

	Real Estate Management & Development (0.0)%†
	Anywhere Real Estate Inc.	United States	11,584	(87,459)
	Opendoor Technologies Inc.	United States	36,048	(66,689)
	Redfin Corp.	United States	5,399	(28,939)

				(183,087)

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[y]	Securities Sold Short (continued)
	Common Stocks (continued)
	Road & Rail (0.4)%
	J.B. Hunt Transport Services Inc.	United States	7,261	$(1,335,225)
	Old Dominion Freight Line Inc.	United States	7,793	(2,358,240)

				(3,693,465)

	Semiconductors & Semiconductor Equipment (0.2)%
	Ams-Osram AG	Austria	16,675	(138,875)
	Veeco Instruments Inc.	United States	77,464	(1,539,984)
	Wolfspeed Inc.	United States	251	(22,821)

				(1,701,680)

	Software (0.2)%
	8x8 Inc.	United States	65,261	(279,317)
	Altair Engineering Inc., A	United States	4,082	(200,304)
	Bentley Systems Inc., B	United States	2,266	(89,756)
	Confluent Inc., A	United States	2,581	(59,441)
	Coupa Software Inc.	United States	1,020	(64,505)
	Dye & Durham Ltd.	Canada	1,898	(19,175)
	Envestnet Inc.	United States	922	(54,417)
	Guidewire Software Inc.	United States	330	(19,572)
	Mitek Systems Inc.	United States	22,844	(233,694)
	Palo Alto Networks Inc.	United States	8,208	(1,394,539)
	Unity Software Inc.	United States	227	(8,969)
	Veritone Inc.	United States	10,083	(67,959)

				(2,491,648)

	Specialty Retail (0.4)%
	Burlington Stores Inc.	United States	1,514	(296,260)
	Guess? Inc.	United States	28,632	(594,400)
	The Home Depot Inc.	United States	3,498	(1,133,317)
	Lowe’s Cos. Inc.	United States	5,421	(1,152,234)
	National Vision Holdings Inc.	United States	25,811	(1,044,313)

				(4,220,524)

	Water Utilities (0.1)%
	American Water Works Co. Inc.	United States	8,077	(1,225,766)

	Total Common Stocks (Proceeds $102,810,197)			(92,337,300)

	Exchange Traded Funds (11.2)%
	ARK Innovation ETF	United States	91,226	(3,419,150)
	Health Care Select Sector SPDR Fund	United States	7,277	(1,011,649)
	Invesco QQQ Series 1 ETF	United States	12,875	(3,777,010)
	iShares 20+ Year Treasury Bond ETF	United States	68,458	(7,032,690)
	iShares iBoxx High Yield Corporate Bond ETF	United States	43,345	(3,279,483)
	iShares Nasdaq Biotechnology ETF	United States	2,054	(280,433)
	iShares North American Tech-Software ETF	United States	17,400	(4,730,886)
	iShares PHLX Semiconductor ETF	United States	10,169	(3,945,877)
	iShares Russell 1000 ETF	United States	236,796	(53,115,711)
	iShares Russell 2000 ETF	United States	8,100	(1,517,697)
	iShares Russell Mid-Cap Growth ETF	United States	231,424	(20,643,021)
	Utilities Select Sector SPDR Fund	United States	147,505	(10,536,282)
	VanEck Oil Services ETF	United States	2,028	(616,816)

	Total Exchange Traded Funds (Proceeds $122,124,099)			(113,906,705)

	Preferred Stocks (Proceeds $1,164,189) (0.1)%
	Automobiles (0.1)%
	Dr ING HC F Porsche AG, pfd., zero cpn.	Germany	10,668	(1,207,803)

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (1.1)%
	Automobiles (0.1)%
	Ford Motor Credit Co. LLC, senior note, 4.95%, 5/28/27	United States	624,000		$(591,212)

	Banks (0.1)%
e,h	Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.2% to 9/24/26, FRN thereafter, Perpetual	China	761,000		(702,956)

	Building Products (0.1)%
	3M Co., senior bond, 2.375%, 8/26/29	United States	748,000		(644,254)

	Chemicals (0.0)%†
	Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	402,000		(386,801)

	Construction & Engineering (0.1)%
	Fluor Corp., senior bond, 4.25%, 9/15/28	United States	951,000		(867,074)

	Consumer Finance (0.2)%
	Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	268,000		(264,585)
	Onemain Finance Corp., senior note,
	6.875%, 3/15/25	United States	155,000		(150,737)
	7.125%, 3/15/26	United States	1,171,000		(1,135,870)

					(1,551,192)

	Diversified Financial Services (0.1)%
e	Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	549,000		(456,631)
e	Medline Borrower LP, senior note, 144A, 5.25%, 10/01/29	United States	536,000		(437,443)
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	463,000		(325,963)

					(1,220,037)

	Electric Utilities (0.0)%†
e	Vistra Operations Co. LLC, senior note, 144A, 4.375%, 5/01/29	United States	67,000		(60,019)

	Health Care Providers & Services (0.0)%†
e	Tenet Healthcare Corp., senior secured note, 144A, 6.25%, 2/01/27	United States	392,000		(376,100)

	Media (0.2)%
	DISH DBS Corp., senior note, 7.75%, 7/01/26	United States	191,000		(160,271)
	Grupo Televisa Sab, senior bond, 6.125%, 1/31/46	Mexico	471,000		(468,896)
	iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	1,039,411		(926,780)
e	Scripps Escrow II Inc., senior bond, 144A, 5.375%, 1/15/31	United States	1,013,000		(828,229)

					(2,384,176)

	Oil, Gas & Consumable Fuels (0.0)%†
	Apache Corp., senior bond, 4.375%, 10/15/28	United States	24,000		(21,604)
e	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 6.00%, 12/31/30	United States	396,000		(358,873)

					(380,477)

	Semiconductors & Semiconductor Equipment (0.2)%
	Intel Corp., senior bond,
	4.75%, 3/25/50	United States	743,000		(669,654)
	4.90%, 8/05/52	United States	1,076,000		(985,498)

					(1,655,152)

	Total Corporate Bonds and Notes (Proceeds $11,138,160)				(10,819,450)

	Foreign Government and Agency Securities (0.2)%
e	Government of Italy, senior bond, Reg S,
	0.95%, 6/01/32	Italy	467,000	EUR	(379,103)
	2.50%, 12/01/32	Italy	536,000	EUR	(496,463)

franklintempleton.com	Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
Foreign Government and Agency Securities (continued)
Government of Turkey, senior bond,
5.75%, 3/22/24	Turkey	573,000	$(573,125)
7.375%, 2/05/25	Turkey	590,000	(594,153)

Total Foreign Government and Agency Securities (Proceeds $2,074,957)			(2,042,844)

U.S. Government and Agency Securities (0.3)%
U.S. Treasury Bond,
3.375%, 8/15/42	United States	321,000	(293,765)
2.25%, 2/15/52	United States	251,100	(181,410)
U.S. Treasury Note,
4.125%, 9/30/27	United States	270,000	(273,322)
1.875%, 2/15/32	United States	358,000	(308,355)
2.875%, 5/15/32	United States	218,200	(204,563)
2.75%, 8/15/32	United States	2,269,800	(2,102,757)

Total U.S. Government and Agency Securities (Proceeds $3,463,455)			(3,364,172)

Total Securities Sold Short (Proceeds $242,775,057)			$(223,678,274)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

a Non-income producing.

b A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2022, the aggregate value of these securities and/or cash pledged amounted to $95,806,319, representing 9.4% of net assets.

c A portion or all of the security is on loan at November 30, 2022. See Note 1(h).

d A portion or all of the security is held in connection with written option contracts open at period end.

e Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the net value of these securities was $206,846,797, representing 20.3% of net assets.

f Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.

g See Note 9 regarding investments in Russian securities.

h Perpetual security with no stated maturity date.

i A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).

j Income may be received in additional securities and/or cash.

k See Note 7 regarding defaulted securities.

l See Note 1(j) regarding senior floating rate interests.

m The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

n See Note 11 regarding unfunded loan commitments.

o Principal amount is stated in 100 Mexican Peso Units.

p The coupon rate shown represents the rate at period end.

q Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

r The rate shown is the annualized seven-day effective yield at period end.

s A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(i).

t See Note 1(h) regarding securities on loan.

u See Note 3(f) regarding investments in affiliated management investment companies.

v See Note 1(c) regarding joint repurchase agreement.

w The security was issued on a discount basis with no stated coupon rate.

x See Note 1(e) regarding written options.

y See Note 1(g) regarding securities sold short.

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(e).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	18	$1,104,750	12/19/22	$41,116
Aluminum	Short	18	1,104,750	12/19/22	(26,458)
Aluminum	Long	1	62,000	3/13/23	828
Aluminum	Short	15	930,000	3/13/23	(48,008)
Brent Crude Oil	Long	20	1,739,400	12/29/22	(100,180)
Cocoa	Long	15	361,214	3/16/23	10,438
Coffee	Short	19	1,210,537	3/21/23	24,078
Copper	Long	13	2,677,919	12/19/22	204,568
Copper	Short	13	2,677,919	12/19/22	(123,993)
Copper	Long	2	412,012	3/13/23	(14,994)
Copper	Short	5	1,030,031	3/13/23	(31,365)
Corn	Long	79	2,634,650	3/14/23	(24,756)
Cotton	Short	13	549,965	3/09/23	2,488
Gasoline	Long	20	2,003,148	12/30/22	(66,656)
Gold 100 Oz	Short	22	3,871,780	2/24/23	10,370
Hard Red Winter Wheat	Long	4	179,950	3/14/23	(8,661)
Low Sulphur Gas Oil	Long	18	1,682,100	1/12/23	(61,527)
Natural Gas	Long	25	1,732,500	12/28/22	(32,756)
NY Harbor	Long	22	3,107,874	12/30/22	(81,160)
Silver	Short	11	1,197,955	3/29/23	(21,421)
Soybean Meal	Long	22	915,200	3/14/23	26,569
Soybean Oil	Long	19	801,192	3/14/23	(13,427)
Soybeans	Long	9	663,975	3/14/23	25,489
Sugar	Long	29	637,582	2/28/23	6,526
Wheat	Short	38	1,511,450	3/14/23	88,155
WTI Crude Oil	Long	5	402,750	12/20/22	(10,391)
Zinc	Long	24	1,829,100	12/19/22	(152,972)
Zinc	Short	24	1,829,100	12/19/22	109,982
Zinc	Short	9	683,213	3/13/23	(35,644)

					(303,762)

Currency Contracts[a]
U.S. Dollar Index	Long	14	1,482,558	12/19/22	(39,860)

Equity Contracts
CAC 40 10 Euro Index[a]	Long	40	2,804,002	12/16/22	48,599
CBOE Volatility Index	Long	5	123,335	1/18/23	(9,580)
CBOE Volatility Index	Long	5	127,516	2/15/23	(8,700)
CBOE Volatility Index	Long	9	234,450	3/22/23	(6,337)
CBOE Volatility Index	Long	17	450,485	4/19/23	(20,457)
CBOE Volatility Index	Long	8	212,817	5/17/23	(10,118)
DAX Index[a]	Long	22	8,251,859	12/16/22	17,365
DJ EURO STOXX 50 Index[a]	Long	214	8,829,600	12/16/22	256,583
DJ EURO STOXX 50 Index	Short	439	18,113,058	12/16/22	(1,475,922)
DJIA Mini E-CBOT Index[a]	Long	20	3,459,900	12/16/22	112,010
E-Mini Russell 2000[a]	Long	18	1,698,750	12/16/22	52,617
FTSE 100 Index[a]	Long	25	2,289,675	12/16/22	31,041
FTSE 100 Index	Short	38	3,480,306	12/16/22	(63,373)
FTSE China A50 Index	Long	18	228,510	12/29/22	9,471
FTSE/MIB Index	Short	1	128,166	12/16/22	(10,631)
Hang Seng China Enterprises Index	Long	4	163,668	12/29/22	9,784
Hang Seng Index[a]	Short	22	2,621,794	12/29/22	(138,131)
Hang Seng Tech Index	Long	8	194,906	12/29/22	11,545
MSCI Singapore Index	Long	2	43,645	12/29/22	151

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
NASDAQ 100 E-Mini Index[a]	Short	23	$5,539,435	12/16/22	$(8,017)
Nikkei 225 Index[a]	Long	37	7,513,071	12/08/22	100,455
S&P 500 E-Mini Index[a]	Long	64	13,060,000	12/16/22	603,376
S&P 500 E-Mini Index	Short	216	44,077,498	12/16/22	(3,081,822)
SGX Nifty 50	Short	91	3,442,803	12/29/22	(107,634)
TOPIX Index[a]	Long	61	8,790,644	12/08/22	267,128
VSTOXX	Long	5	11,082	12/21/22	(1,251)
VSTOXX	Long	6	14,735	1/18/23	—

					(3,421,848)

Interest Rate Contracts
3 Month EURIBOR	Long	1	254,492	12/19/22	(62)
3 Month EURIBOR	Short	15	3,792,014	3/13/23	59,355
3 Month EURIBOR	Long	3	756,881	9/18/23	(1,361)
3 Month EURIBOR[a]	Short	108	27,265,973	12/18/23	(2,040)
3 Month EURIBOR	Short	16	4,043,358	3/18/24	22,604
3 Month SOFR	Short	8	1,901,700	6/20/23	(1,015)
3 Month SOFR	Long	130	30,902,625	9/19/23	22,278
3 Month SOFR[a]	Short	313	74,791,350	3/19/24	(63,017)
1 Month SOFR	Short	62	24,776,794	12/30/22	204,954
30 Day Federal Funds	Long	62	24,769,690	12/30/22	(132,316)
30 Day Federal Funds	Long	39	15,542,743	1/31/23	9,691
30 Day Federal Funds	Long	2	794,147	2/28/23	(337)
30 Day Federal Funds	Long	62	24,572,049	4/28/23	(6,242)
30 Day Federal Funds	Short	16	6,337,840	5/31/23	3,785
30 Day Federal Funds	Short	90	35,655,977	7/31/23	51,688
90 Day Eurodollar	Long	2	475,512	12/19/22	(6,991)
90 Day Sterling[a]	Short	27	7,764,465	3/19/24	79,586
Australian 10 Yr. Bond[a]	Short	62	5,077,658	12/15/22	(100,023)
Canadian 10 Yr. Bond[a]	Long	3	280,430	3/22/23	1,399
Euro-BOBL[a]	Short	79	9,867,360	12/08/22	(45,825)
Euro-Bund[a]	Short	47	6,890,191	12/08/22	(84,217)
Euro-SCHATZ[a]	Short	271	30,112,255	12/08/22	(11,291)
Japanese 10 Yr. Bond	Short	2	2,153,958	12/13/22	7,835
Long Gilt[a]	Short	11	1,391,932	3/29/23	7,366
U.S. Treasury 2 Yr. Note[a]	Short	90	18,482,344	3/31/23	(45,090)
U.S. Treasury 5 Yr. Note[a]	Short	30	3,257,109	3/31/23	(17,485)
U.S. Treasury 10 Yr. Note[a]	Long	48	5,448,000	3/22/23	28,781
U.S. Treasury 10 Yr. Ultra	Short	52	6,222,125	3/22/23	(43,872)
U.S. Treasury Long Bond[a]	Long	15	1,905,000	3/22/23	39
U.S. Treasury Ultra Bond	Long	1	136,281	3/22/23	770
U.S. Treasury Ultra Bond	Short	46	6,268,937	3/22/23	(6,641)

					(67,694)

Total Futures Contracts					$(3,833,164)

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(i).

68	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	5,089,899	951,574		12/02/22	$29,262	$—
Brazilian Real	JPHQ	Sell	5,089,899	957,386		12/02/22	—	(23,450)
Singapore Dollar	BOFA	Buy	10,836,000	7,891,895		12/02/22	71,360	—
Singapore Dollar	BOFA	Sell	1,200,000	874,126		12/02/22	—	(7,741)
Singapore Dollar	CITI	Sell	1,200,000	874,317		12/02/22	—	(7,550)
Singapore Dollar	DBAB	Sell	1,000,000	728,721		12/02/22	—	(6,168)
Singapore Dollar	GSCO	Sell	1,600,000	1,165,471		12/02/22	—	(10,351)
Brazilian Real	MSCO	Sell	7,058,370	1,316,713		12/08/22	—	(41,346)
Indian Rupee	BNPP	Buy	133,500	1,606		12/14/22	32	—
Indian Rupee	DBAB	Buy	41,361,500	500,000		12/14/22	7,515	—
Indian Rupee	GSCO	Sell	41,495,000	500,000		12/14/22	—	(9,153)
Chinese Yuan	MSCO	Buy	10,134,392	1,416,685		12/15/22	5,747	(1,869)
Chinese Yuan	MSCO	Sell	22,383,296	3,158,739		12/15/22	37,777	(16,563)
British Pound	BNYM	Sell	771,813	916,145		12/16/22	—	(14,710)
Euro	BNYM	Sell	14,624,169	15,226,802		12/16/22	—	(14,125)
Swiss Franc	BNYM	Sell	1,400,507	1,491,554		12/16/22	7,972	—
Australian Dollar	BZWS	Buy	3,250,000	2,125,916		12/20/22	82,140	—
Australian Dollar	BZWS	Sell	12,516,000	8,336,431		12/20/22	14	(166,971)
British Pound	BZWS	Buy	933,000	1,072,691		12/20/22	52,756	—
British Pound	BZWS	Sell	7,452,000	8,345,033		12/20/22	191	(644,253)
Canadian Dollar	BZWS	Buy	5,428,000	3,965,253		12/20/22	71,701	(107)
Canadian Dollar	BZWS	Sell	11,367,000	8,510,098		12/20/22	79,068	(22,699)
Euro	BZWS	Buy	7,513,000	7,710,640		12/20/22	122,167	—
Euro	BZWS	Sell	10,269,000	10,400,736		12/20/22	2	(305,389)
Japanese Yen	BZWS	Buy	608,334,000	4,230,285		12/20/22	188,078	—
Japanese Yen	BZWS	Sell	608,334,000	4,284,652		12/20/22	—	(133,711)
New Zealand Dollar	BZWS	Sell	389,000	227,020		12/20/22	—	(18,189)
Swiss Franc	BZWS	Buy	11,000	11,626		12/20/22	40	(6)
Swiss Franc	BZWS	Sell	414,000	432,521		12/20/22	—	(6,297)
Singapore Dollar	BNPP	Sell	132,818	140,000	AUD	12/21/22	441	(2,935)
Singapore Dollar	BOFA	Sell	125,635	140,000	AUD	12/21/22	6,681	(3,896)
Australian Dollar	BOFA	Sell	5,711	3,832		12/21/22	—	(48)
Australian Dollar	CITI	Buy	140,000	88,910		12/21/22	6,211	—
New Zealand Dollar	DBAB	Sell	157,024	140,000	AUD	12/21/22	7,095	(10,957)
Australian Dollar	DBAB	Buy	338,837	229,783		12/21/22	2,695	(2,261)
Australian Dollar	DBAB	Sell	553,370	351,694		12/21/22	—	(24,285)
New Zealand Dollar	GSCO	Sell	219,064	200,000	AUD	12/21/22	7,183	(9,387)
Australian Dollar	GSCO	Buy	104,606	65,800		12/21/22	5,273	—
New Zealand Dollar	HSBC	Sell	224,779	200,000	AUD	12/21/22	747	(6,553)
Australian Dollar	HSBC	Sell	26,826	16,981		12/21/22	—	(1,246)
Australian Dollar	JPHQ	Buy	79,460	51,042		12/21/22	2,946	—
Australian Dollar	JPHQ	Sell	149,425	98,667		12/21/22	—	(2,857)
Australian Dollar	MSCO	Sell	117,685	74,800		12/21/22	—	(5,159)
Australian Dollar	SCBL	Sell	200,000	131,947		12/21/22	—	(3,940)
Australian Dollar	SSBT	Buy	244,911	153,932		12/21/22	12,469	—
Australian Dollar	SSBT	Sell	132,726	87,600		12/21/22	—	(2,578)
Australian Dollar	UBSW	Sell	140,000	88,641		12/21/22	—	(6,480)
British Pound	BNYM	Buy	316,572	378,144		12/21/22	3,742	—
British Pound	BNYM	Sell	1,678,595	1,926,913		12/21/22	—	(98,004)
British Pound	DBAB	Buy	345,437	386,128		12/21/22	30,580	—
British Pound	DBAB	Sell	344,933	385,955		12/21/22	—	(30,144)
British Pound	HSBC	Buy	34,210	39,417		12/21/22	1,851	—
British Pound	HSBC	Sell	497	566		12/21/22	—	(34)
British Pound	JPHQ	Buy	220,515	250,781		12/21/22	15,231	—
British Pound	JPHQ	Sell	225,862	255,233		12/21/22	—	(17,228)

franklintempleton.com	Semiannual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	MSCO	Buy	44,929	49,800		12/21/22	$4,399	$—
British Pound	MSCO	Sell	282,323	317,548		12/21/22	—	(23,023)
British Pound	SCBL	Buy	237,837	268,151		12/21/22	18,756	—
British Pound	UBSW	Buy	44,939	49,800		12/21/22	4,411	—
Chilean Peso	JPHQ	Sell	476,248,725	484,337		12/21/22	—	(48,610)
Chinese Yuan	BNPP	Buy	21,086,580	3,000,000		12/21/22	—	(2,154)
Chinese Yuan	BOFA	Buy	3,297,756	467,000		12/21/22	2,553	(717)
Chinese Yuan	BOFA	Sell	726,282	100,000		12/21/22	—	(3,254)
Chinese Yuan	BZWS	Sell	1,888,614	260,000		12/21/22	—	(8,501)
Chinese Yuan	DBAB	Buy	25,728,897	3,647,116		12/21/22	11,563	(842)
Chinese Yuan	DBAB	Sell	2,422,427	340,000		12/21/22	—	(4,393)
Chinese Yuan	GSCO	Buy	5,411,262	750,000		12/21/22	19,310	—
Chinese Yuan	GSCO	Sell	4,807,398	679,200		12/21/22	364	(4,626)
Chinese Yuan	JPHQ	Buy	4,380,969	606,686		12/21/22	16,148	—
Chinese Yuan	JPHQ	Sell	5,161,182	724,694		12/21/22	3,532	(12,595)
Chinese Yuan	MSCO	Buy	1,591,356	222,800		12/21/22	3,441	—
Chinese Yuan	MSCO	Sell	1,423,518	200,000		12/21/22	—	(2,380)
Chinese Yuan	SCBL	Buy	1,017,618	140,000		12/21/22	4,673	—
Chinese Yuan	SCBL	Sell	3,623,305	500,000		12/21/22	—	(15,120)
Chinese Yuan	SSBT	Buy	1,601,654	222,800		12/21/22	4,905	—
Chinese Yuan	SSBT	Sell	3,550,754	501,000		12/21/22	—	(3,806)
Chinese Yuan	UBSW	Buy	1,448,215	200,000		12/21/22	5,891	—
Euro	BNYM	Buy	300,981	300,657		12/21/22	13,165	—
Euro	BNYM	Sell	3,427,086	3,452,974		12/21/22	—	(120,331)
Euro	BOFA	Sell	432,872	428,696		12/21/22	—	(22,645)
Euro	DBAB	Buy	727,263	730,673		12/21/22	27,618	—
Euro	DBAB	Sell	368,118	368,030		12/21/22	12	(15,807)
Euro	HSBC	Buy	237,375	234,958		12/21/22	12,545	—
Euro	HSBC	Sell	746,282	729,174		12/21/22	—	(48,948)
Polish Zloty	JPHQ	Sell	888,274	179,931	EUR	12/21/22	11,321	(20,550)
Hungarian Forint	JPHQ	Sell	212,918,508	513,158	EUR	12/21/22	26,004	(28,912)
Euro	JPHQ	Buy	1,527,397	1,504,886		12/21/22	87,678	—
Euro	JPHQ	Sell	1,927,397	1,910,264		12/21/22	—	(99,366)
Euro	MSCO	Buy	1,110,000	1,104,014		12/21/22	53,345	—
Euro	MSCO	Sell	3,362,764	3,385,288		12/21/22	—	(120,950)
Euro	SCBL	Buy	237,396	232,249		12/21/22	15,276	—
Euro	SSBT	Buy	104,842	103,985		12/21/22	5,330	—
Euro	SSBT	Sell	180,881	178,800		12/21/22	—	(9,799)
Hong Kong Dollar	HSBC	Buy	775,581	98,943		12/21/22	323	—
Hong Kong Dollar	JPHQ	Buy	499,509	63,755		12/21/22	177	—
Hong Kong Dollar	JPHQ	Sell	315,360	40,293		12/21/22	9	(79)
Hong Kong Dollar	SCBL	Sell	222,706	28,517		12/21/22	13	—
Euro	DBAB	Sell	146,012	62,434,684	HUF	12/21/22	15,780	(10,274)
Euro	JPHQ	Sell	357,176	150,483,825	HUF	12/21/22	22,606	(14,808)
Indian Rupee	BNPP	Buy	17,798,330	219,444		12/21/22	396	(1,533)
Indian Rupee	BNPP	Sell	19,741,590	240,000		12/21/22	—	(2,142)
Indian Rupee	BOFA	Buy	16,626,360	200,000		12/21/22	3,932	—
Indian Rupee	BOFA	Sell	16,338,000	200,000		12/21/22	—	(395)
Indian Rupee	BZWS	Sell	16,350,000	200,000		12/21/22	—	(542)
Indian Rupee	DBAB	Buy	2,043,485	24,600		12/21/22	465	—
Indian Rupee	GSCO	Buy	73,031,600	900,000		12/21/22	1,534	(5,759)
Indian Rupee	GSCO	Sell	16,436,000	200,000		12/21/22	—	(1,597)
Indian Rupee	HSBC	Buy	68,669,466	840,000		12/21/22	5,322	(3,050)
Indian Rupee	HSBC	Sell	13,077,923	161,400		12/21/22	1,577	(585)
Indian Rupee	JPHQ	Sell	27,742,793	336,762		12/21/22	221	(3,740)
Indian Rupee	MSCO	Sell	10,344,160	128,000		12/21/22	1,626	(503)

70	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	SCBL	Sell	32,788,000	400,000		12/21/22	$—	$(2,164)
Indian Rupee	SSBT	Buy	2,042,308	24,600		12/21/22	450	—
Indonesian Rupiah	BOFA	Sell	698,248,320	46,200		12/21/22	1,827	—
Indonesian Rupiah	GSCO	Buy	2,189,936,000	140,000		12/21/22	—	(832)
Indonesian Rupiah	HSBC	Buy	2,547,681,718	166,842		12/21/22	—	(4,940)
Indonesian Rupiah	HSBC	Sell	3,392,492,426	224,800		12/21/22	9,210	—
Indonesian Rupiah	MSCO	Buy	697,393,620	46,200		12/21/22	—	(1,881)
Indonesian Rupiah	MSCO	Sell	28,464,800	1,818		12/21/22	9	—
Indonesian Rupiah	SSBT	Buy	6,192,000,000	400,000		12/21/22	—	(6,505)
Indonesian Rupiah	SSBT	Sell	596,473,062	38,600		12/21/22	695	—
Indonesian Rupiah	UBSW	Buy	1,048,610,660	68,000		12/21/22	—	(1,362)
Indonesian Rupiah	UBSW	Sell	2,899,182,258	186,200		12/21/22	1,960	—
Japanese Yen	BOFA	Buy	14,709,080	100,000		12/21/22	6,849	—
Japanese Yen	DBAB	Buy	175,758,147	1,237,620		12/21/22	39,110	—
Japanese Yen	DBAB	Sell	186,230,566	1,309,275		12/21/22	315	(43,840)
Japanese Yen	GSCO	Buy	85,317,780	600,000		12/21/22	19,759	—
Japanese Yen	GSCO	Sell	130,280,500	900,000		12/21/22	—	(46,374)
Japanese Yen	HSBC	Buy	40,311,500	280,000		12/21/22	12,828	—
Japanese Yen	HSBC	Sell	82,705,393	580,000		12/21/22	—	(20,782)
South Korean Won	JPHQ	Sell	451,237,000	46,000,000	JPY	12/21/22	12,156	(20,261)
Japanese Yen	JPHQ	Buy	97,055,749	685,000		12/21/22	20,025	—
Japanese Yen	JPHQ	Sell	98,188,631	683,648		12/21/22	—	(29,606)
Japanese Yen	MSCO	Sell	90,970,090	636,881		12/21/22	—	(23,937)
Japanese Yen	SCBL	Buy	406,066	2,934		12/21/22	16	—
Japanese Yen	SSBT	Buy	40,620,888	282,810		12/21/22	12,265	—
Japanese Yen	SSBT	Sell	84,369,104	592,200		12/21/22	—	(20,667)
New Zealand Dollar	UBSW	Sell	200,000	17,136,040	JPY	12/21/22	3,551	(5,146)
Japanese Yen	UBSW	Buy	99,327,510	700,000		12/21/22	21,528	—
Japanese Yen	UBSW	Sell	28,641,240	200,000		12/21/22	—	(8,054)
Mexican Peso	JPHQ	Buy	37,686,074	1,866,212		12/21/22	79,607	—
Mexican Peso	JPHQ	Sell	38,030,198	1,858,849		12/21/22	—	(104,737)
New Zealand Dollar	BOFA	Sell	74,743	42,558		12/21/22	—	(4,558)
New Zealand Dollar	DBAB	Buy	540,000	322,411		12/21/22	17,986	—
New Zealand Dollar	DBAB	Sell	400,000	232,852		12/21/22	—	(19,294)
Japanese Yen	GSCO	Sell	17,261,840	200,000	NZD	12/21/22	4,587	(3,906)
New Zealand Dollar	GSCO	Sell	140,000	86,548		12/21/22	—	(1,703)
Australian Dollar	HSBC	Sell	340,000	382,560	NZD	12/21/22	18,116	(7,971)
New Zealand Dollar	SCBL	Buy	178,887	100,905		12/21/22	11,860	—
New Zealand Dollar	SSBT	Buy	200,000	120,754		12/21/22	5,319	—
New Zealand Dollar	UBSW	Buy	262,286	152,272		12/21/22	13,064	—
New Zealand Dollar	UBSW	Sell	400,000	249,088		12/21/22	—	(3,059)
Norwegian Krone	CITI	Sell	1,006,777	100,000		12/21/22	—	(2,320)
Norwegian Krone	DBAB	Buy	998,561	100,000		12/21/22	1,485	—
Norwegian Krone	DBAB	Sell	3,463,524	340,000		12/21/22	—	(12,001)
Norwegian Krone	GSCO	Buy	1,495,789	140,000		12/21/22	12,019	—
Norwegian Krone	HSBC	Buy	2,062,624	200,000		12/21/22	9,627	—
Philippine Peso	GSCO	Sell	5,439,172	92,400		12/21/22	—	(3,746)
Philippine Peso	HSBC	Buy	3,586,556	60,842		12/21/22	2,556	—
Philippine Peso	JPHQ	Buy	2,016,982	34,000		12/21/22	1,654	—
Philippine Peso	JPHQ	Sell	4,574,726	77,200		12/21/22	—	(3,666)
Polish Zloty	DBAB	Sell	771,941	154,172		12/21/22	—	(16,886)
Euro	JPHQ	Sell	185,235	888,274	PLN	12/21/22	9,493	(5,794)
Polish Zloty	JPHQ	Buy	2,430,325	503,812		12/21/22	34,736	—
Polish Zloty	JPHQ	Sell	1,658,385	342,147		12/21/22	—	(25,343)
Singapore Dollar	BOFA	Buy	567,252	400,000		12/21/22	16,905	—
Singapore Dollar	BOFA	Sell	2,528,228	1,760,000		12/21/22	—	(98,134)

franklintempleton.com	Semiannual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	BZWS	Sell	140,000	128,883	SGD	12/21/22	$1,313	$(1,711)
Australian Dollar	CITI	Sell	140,000	134,479	SGD	12/21/22	3,715	—
Singapore Dollar	DBAB	Buy	1,276,520	900,000		12/21/22	38,185	—
Singapore Dollar	GSCO	Buy	1,133,885	800,000		12/21/22	33,354	—
Euro	HSBC	Sell	200,000	284,301	SGD	12/21/22	2,271	(1,857)
Singapore Dollar	HSBC	Buy	1,812,043	1,276,637		12/21/22	55,133	—
Singapore Dollar	HSBC	Sell	564,103	396,721		12/21/22	—	(17,869)
Singapore Dollar	JPHQ	Buy	157,824	109,932		12/21/22	6,062	—
Singapore Dollar	SCBL	Buy	341,824	249,517		12/21/22	1,708	—
Singapore Dollar	SCBL	Sell	1,002,632	710,050		12/21/22	—	(26,839)
Singapore Dollar	SSBT	Buy	2,013,406	1,420,000		12/21/22	59,763	—
Singapore Dollar	SSBT	Sell	6,680	4,862		12/21/22	—	(48)
South African Rand	JPHQ	Sell	29,081,828	1,657,216		12/21/22	—	(22,533)
South Korean Won	BNPP	Buy	78,992,806	55,647		12/21/22	4,267	—
South Korean Won	BNPP	Sell	347,538,798	260,000		12/21/22	—	(3,601)
South Korean Won	BOFA	Buy	185,556,000	140,000		12/21/22	740	—
South Korean Won	BOFA	Sell	416,220,000	300,000		12/21/22	—	(15,694)
South Korean Won	BZWS	Buy	158,922,000	120,000		12/21/22	539	—
South Korean Won	CITI	Buy	187,541,200	140,000		12/21/22	2,246	—
South Korean Won	CITI	Sell	451,266,000	340,000		12/21/22	—	(2,275)
South Korean Won	DBAB	Buy	1,117,800,000	800,000		12/21/22	47,827	—
South Korean Won	DBAB	Sell	488,240,000	340,000		12/21/22	—	(30,319)
South Korean Won	GSCO	Buy	67,007,772	46,800		12/21/22	4,024	—
South Korean Won	GSCO	Sell	416,310,000	300,000		12/21/22	—	(15,762)
South Korean Won	HSBC	Buy	1,219,280,976	886,800		12/21/22	37,998	—
South Korean Won	HSBC	Sell	1,268,591,320	903,600		12/21/22	—	(58,599)
Japanese Yen	JPHQ	Sell	46,000,000	446,403,200	KRW	12/21/22	7,991	(3,554)
South Korean Won	JPHQ	Buy	478,136,000	340,000		12/21/22	22,655	—
South Korean Won	JPHQ	Sell	242,530,210	173,200		12/21/22	—	(10,754)
South Korean Won	MSCO	Sell	247,498,772	183,600		12/21/22	170	(4,292)
South Korean Won	UBSW	Buy	1,038,205,638	740,000		12/21/22	47,457	—
South Korean Won	UBSW	Sell	485,946,000	353,200		12/21/22	109	(15,488)
Swedish Krona	JPHQ	Sell	160,000	14,160		12/21/22	—	(1,103)
Swiss Franc	BNYM	Sell	584,847	604,901		12/21/22	—	(15,098)
Swiss Franc	JPHQ	Buy	800,000	841,330		12/21/22	6,753	—
Swiss Franc	JPHQ	Sell	80,000	83,576		12/21/22	—	(1,232)
Taiwan Dollar	BNPP	Sell	9,480,600	300,000		12/21/22	—	(7,353)
Taiwan Dollar	CITI	Buy	10,471,374	340,000		12/21/22	—	(526)
Taiwan Dollar	GSCO	Sell	4,843,354	156,800		12/21/22	684	(902)
Taiwan Dollar	HSBC	Buy	3,858,974	123,619		12/21/22	1,486	—
Taiwan Dollar	HSBC	Sell	16,722,720	540,000		12/21/22	—	(2,137)
Taiwan Dollar	JPHQ	Buy	684,769	21,347		12/21/22	853	—
Taiwan Dollar	JPHQ	Sell	6,317,200	200,000		12/21/22	—	(4,798)
Taiwan Dollar	MSCO	Buy	6,783,256	220,000		12/21/22	791	(884)
Taiwan Dollar	MSCO	Sell	4,418,484	140,000		12/21/22	—	(3,244)
Taiwan Dollar	SCBL	Buy	3,680,988	120,000		12/21/22	—	(665)
Taiwan Dollar	UBSW	Buy	1,715,781	54,000		12/21/22	1,625	—
Taiwan Dollar	UBSW	Sell	1,946,162	61,200		12/21/22	—	(1,893)
Thai Baht	CITI	Buy	841,094	22,403		12/21/22	1,507	—
Thai Baht	DBAB	Buy	11,517,312	320,000		12/21/22	7,407	—
Thai Baht	DBAB	Sell	1,221,362	32,200		12/21/22	—	(2,520)
Thai Baht	GSCO	Buy	5,215,000	140,000		12/21/22	8,249	—
Thai Baht	HSBC	Sell	11,897,504	320,000		12/21/22	—	(18,214)
Thai Baht	UBSW	Buy	2,535,635	66,755		12/21/22	5,326	—
Thai Baht	UBSW	Sell	7,630,749	210,800		12/21/22	—	(6,122)
Australian Dollar[b]	MSCO	Buy	11,288,000	7,340,190		12/23/22	329,996	—

72	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar[b]	MSCO	Sell	22,325,000	14,772,163	12/23/22	$—	$(397,656)
British Pound[b]	MSCO	Buy	8,008,000	8,822,379	12/23/22	838,632	(16)
British Pound[b]	MSCO	Sell	9,849,000	11,420,139	12/23/22	18	(461,891)
Canadian Dollar	BNYM	Buy	600,000	436,483	12/23/22	9,768	—
Canadian Dollar	BNYM	Sell	6,026,000	4,388,935	12/23/22	—	(92,917)
Canadian Dollar[b]	MSCO	Buy	9,965,000	7,457,547	12/23/22	19,379	(65,432)
Canadian Dollar[b]	MSCO	Sell	26,220,000	19,326,156	12/23/22	46,704	(221,734)
Euro	BNYM	Sell	665,000	641,299	12/23/22	—	(52,204)
Euro[b]	MSCO	Buy	13,204,000	13,225,475	12/23/22	544,497	(21)
Euro[b]	MSCO	Sell	12,565,000	12,627,694	12/23/22	90	(475,961)
Japanese Yen	BNYM	Sell	42,521,000	296,136	12/23/22	—	(12,833)
Japanese Yen	HSBC	Buy	73,062,460	500,000	12/23/22	30,891	—
Japanese Yen	JPHQ	Buy	85,953,000	600,000	12/23/22	24,557	—
Japanese Yen	JPHQ	Sell	41,665,761	300,000	12/23/22	—	(2,754)
Japanese Yen[b]	MSCO	Buy	1,814,829,000	12,707,285	12/23/22	479,742	—
Japanese Yen[b]	MSCO	Sell	2,367,066,000	16,655,940	12/23/22	—	(543,786)
Mexican Peso[b]	MSCO	Buy	71,861,000	3,525,790	12/23/22	183,206	—
Mexican Peso[b]	MSCO	Sell	4,134,000	208,698	12/23/22	—	(4,671)
New Zealand Dollar[b]	MSCO	Buy	3,302,000	2,004,651	12/23/22	76,888	—
New Zealand Dollar[b]	MSCO	Sell	7,862,000	4,708,299	12/23/22	—	(247,803)
Swiss Franc[b]	MSCO	Buy	2,825,000	2,973,251	12/23/22	24,509	(2,078)
Swiss Franc[b]	MSCO	Sell	9,974,000	10,453,182	12/23/22	1,956	(125,383)
Australian Dollar	BNYM	Buy	809,000	524,349	12/28/22	25,498	—
Australian Dollar	BNYM	Sell	989,000	638,587	12/28/22	—	(33,599)
Canadian Dollar	BNYM	Sell	1,764,000	1,282,908	12/28/22	—	(29,202)
Euro	BNYM	Sell	3,865,000	3,737,803	12/28/22	—	(294,760)
Hong Kong Dollar	BNYM	Sell	9,897,000	1,262,695	12/28/22	—	(3,888)
Chinese Yuan	BZWS	Sell	7,791,102	1,090,000	12/29/22	—	(18,400)
Chinese Yuan	DBAB	Sell	7,790,884	1,090,000	12/29/22	—	(18,369)
South Korean Won	DBAB	Sell	133,712,000	100,000	12/29/22	—	(1,430)
South Korean Won	HSBC	Sell	294,178,200	220,000	12/29/22	—	(3,155)
South Korean Won	JPHQ	Sell	267,602,000	200,000	12/29/22	—	(2,995)
Colombian Peso	MSCS	Sell	424,857,000	93,085	1/11/23	5,741	—
Indian Rupee	BNPP	Buy	41,585,000	500,000	1/17/23	9,366	—
Indian Rupee	DBAB	Sell	41,509,000	500,000	1/17/23	—	(8,435)
Indian Rupee	GSCO	Sell	184,500	2,211	1/17/23	—	(49)
Indian Rupee	JPHQ	Buy	41,617,500	500,000	1/17/23	9,764	—
Indian Rupee	JPHQ	Sell	41,509,000	500,000	1/17/23	—	(8,435)
Singapore Dollar	BNPP	Sell	13,000,000	9,484,403	1/18/23	—	(72,360)
Singapore Dollar	BOFA	Sell	2,000,000	1,456,664	1/18/23	—	(13,607)
Singapore Dollar	CITI	Sell	2,000,000	1,459,002	1/18/23	—	(11,269)
Singapore Dollar	GSCO	Buy	11,488,368	8,000,000	1/18/23	445,509	—
Singapore Dollar	HSBC	Buy	2,872,630	2,000,000	1/18/23	111,773	—
Singapore Dollar	HSBC	Sell	2,000,000	1,457,875	1/18/23	—	(12,396)
Singapore Dollar	MSCO	Buy	2,871,920	2,000,000	1/18/23	111,251	—
Singapore Dollar	MSCO	Sell	2,000,000	1,457,195	1/18/23	—	(13,076)
Singapore Dollar	SCBL	Sell	2,000,000	1,459,005	1/18/23	—	(11,266)
Singapore Dollar	SSBT	Buy	5,745,600	4,000,000	1/18/23	223,795	—
Chilean Peso	BNYM	Buy	172,821,456	173,956	1/19/23	18,481	—
Chilean Peso	BZWS	Buy	1,806,261,896	1,901,034	1/19/23	110,246	—
Chilean Peso	BZWS	Sell	2,987,660,075	3,180,583	1/19/23	—	(146,188)
Chilean Peso	GSCO	Buy	171,716,613	173,956	1/19/23	17,251	—
Chilean Peso	JPHQ	Buy	1,078,643,362	1,091,054	1/19/23	110,020	—
Colombian Peso	GSCO	Sell	4,299,186,488	863,714	1/19/23	—	(18,651)
Colombian Peso	JPHQ	Sell	18,759,367,795	3,883,474	1/19/23	60,100	(26,799)
Colombian Peso	MSCO	Sell	5,076,165,295	1,039,218	1/19/23	—	(2,614)

franklintempleton.com	Semiannual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Colombian Peso	UBSW	Buy	7,236,950,000	1,450,000		1/19/23	$35,312	$—
Euro	BZWS	Sell	520,653	12,761,362	CZK	1/19/23	962	(956)
Euro	MSCO	Sell	972,577	23,845,270	CZK	1/19/23	5,797	(5,483)
Czech Koruna	CITI	Sell	73,643,339	2,955,961	EUR	1/19/23	157,175	(208,024)
Polish Zloty	GSCO	Sell	21,140,440	4,282,173	EUR	1/19/23	227,692	(416,419)
Euro	JPHQ	Sell	1,455,589	1,439,574		1/19/23	—	(81,504)
Euro	SSBT	Sell	90,000	89,403		1/19/23	—	(4,646)
Euro	UBSW	Sell	50,000	49,135		1/19/23	—	(3,115)
Euro	BNPP	Sell	645,098	275,053,357	HUF	1/19/23	49,672	(34,554)
Euro	BNYM	Sell	1,206,622	516,540,063	HUF	1/19/23	96,046	(62,589)
Euro	GSCO	Sell	1,908,907	818,317,949	HUF	1/19/23	176,360	(120,577)
Euro	JPHQ	Sell	662,966	284,102,006	HUF	1/19/23	54,558	(35,437)
Hungarian Forint	MSCO	Sell	60,719,317	136,890		1/19/23	—	(15,263)
Indian Rupee	DBAB	Buy	175,278,750	2,150,000		1/19/23	—	(3,258)
Indian Rupee	JPHQ	Buy	173,511,520	2,080,000		1/19/23	45,098	—
Indian Rupee	JPHQ	Sell	347,974,235	4,180,473		1/19/23	—	(81,373)
Indonesian Rupiah	HSBC	Buy	47,195,050,000	3,020,000		1/19/23	—	(22,076)
Indonesian Rupiah	UBSW	Buy	24,104,050,000	1,550,000		1/19/23	—	(18,863)
Mexican Peso	BNYM	Buy	2,983,950	146,842		1/19/23	6,422	—
Mexican Peso	BNYM	Sell	27,000,000	1,339,491		1/19/23	—	(47,307)
Mexican Peso	BZWS	Buy	85,643,210	4,350,000		1/19/23	48,883	—
Mexican Peso	BZWS	Sell	103,816,255	5,200,000		1/19/23	—	(132,304)
Mexican Peso	DBAB	Sell	41,023,500	2,100,000		1/19/23	—	(7,086)
Mexican Peso	JPHQ	Buy	18,190,664	890,000		1/19/23	44,325	—
Mexican Peso	MSCO	Buy	34,291,021	1,710,000		1/19/23	51,286	—
Euro	BNPP	Sell	1,507,213	15,679,168	NOK	1/19/23	103,040	(82,967)
Euro	CITI	Sell	1,620,832	16,863,222	NOK	1/19/23	110,822	(89,021)
Peruvian Nuevo Sol	FBCO	Sell	360,260	89,646		1/19/23	—	(3,857)
Peruvian Nuevo Sol	GSCO	Sell	2,310,135	598,900		1/19/23	—	(679)
Polish Zloty	GSCO	Sell	2,071,115	412,810		1/19/23	—	(44,076)
South African Rand	GSCO	Buy	86,269,535	4,840,000		1/19/23	129,823	—
South African Rand	HSBC	Sell	59,033,044	3,400,000		1/19/23	—	(781)
South African Rand	JPHQ	Sell	101,832,261	5,563,932		1/19/23	—	(302,430)
South African Rand	MSCO	Sell	29,400,000	1,617,645		1/19/23	—	(76,033)
South Korean Won	MSCO	Sell	3,000,330,000	2,120,000		1/19/23	—	(157,725)
South Korean Won	UBSW	Buy	2,860,687,500	2,190,000		1/19/23	—	(18,286)
Thai Baht	BNYM	Buy	287,716,456	7,631,872		1/19/23	571,424	—
Thai Baht	BZWS	Buy	12,309,507	333,546		1/19/23	17,419	—
Thai Baht	CITI	Sell	16,317,279	460,030		1/19/23	—	(5,204)
Thai Baht	JPHQ	Buy	35,383,673	958,500		1/19/23	50,350	—
Thai Baht	JPHQ	Sell	320,017,333	8,659,970		1/19/23	—	(464,281)
Turkish Lira	GSCO	Buy	24,075,000	1,250,000		1/19/23	6,220	—
Turkish Lira	GSCO	Sell	24,008,451	1,192,670		1/19/23	—	(60,078)
British Pound	MSCO	Sell	725,000	875,917		1/20/23	538	—
Euro	BOFA	Sell	370,000	368,653		1/30/23	—	(18,287)
Euro	BZWS	Sell	115,000	114,308		1/30/23	—	(5,957)
Brazilian Real	BNYM	Buy	209,299	40,000		2/02/23	—	(168)
Brazilian Real	CITI	Buy	7,918,561	1,446,397		2/02/23	60,600	—
Brazilian Real	GSCO	Buy	8,658,398	1,618,422		2/02/23	29,374	—
Brazilian Real	GSCO	Sell	7,304,560	1,310,000		2/02/23	—	(80,145)
Brazilian Real	HSBC	Buy	3,231,216	600,000		2/02/23	14,939	—
Brazilian Real	JPHQ	Sell	9,784,644	1,830,000		2/02/23	—	(32,134)
South Korean Won	MSCO	Buy	995,638,301	742,010		2/09/23	15,391	(889)
South Korean Won	MSCO	Sell	4,617,677,332	3,292,270		2/09/23	226	(216,591)
Indonesian Rupiah	CITI	Buy	890,881,539	60,778		2/22/23	—	(4,215)
Indonesian Rupiah	GSCO	Sell	26,370,000,000	1,800,000		2/22/23	125,742	—

74	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indonesian Rupiah	JPHQ	Buy	87,150,147,032	5,964,286		2/22/23	$—	$(431,036)
Indonesian Rupiah	JPHQ	Sell	29,181,428,571	1,964,286		2/22/23	111,528	—
Indonesian Rupiah	SCBL	Sell	32,489,600,000	2,200,000		2/22/23	137,203	—
British Pound	JPHQ	Sell	550,000	657,256		2/28/23	—	(7,401)
Danish Krone	JPHQ	Buy	700,000	97,660		2/28/23	1,036	—
Euro	JPHQ	Sell	1,550,000	1,604,493		2/28/23	—	(19,610)
Polish Zloty	JPHQ	Buy	200,000	43,421		2/28/23	522	—
Swedish Krona	JPHQ	Sell	5,200,000	489,071		2/28/23	—	(9,083)
Swiss Franc	JPHQ	Sell	350,000	370,303		2/28/23	—	(3,659)
Singapore Dollar	BNPP	Sell	129,057	140,000	AUD	3/15/23	478	—
Singapore Dollar	BZWS	Sell	129,173	140,000	AUD	3/15/23	1,982	(1,589)
Australian Dollar	DBAB	Buy	850,000	552,349		3/15/23	27,184	—
Australian Dollar	DBAB	Sell	640,000	417,975		3/15/23	—	(18,379)
Australian Dollar	HSBC	Sell	600,000	390,227		3/15/23	—	(18,855)
Australian Dollar	JPHQ	Sell	2,600,000	1,689,806		3/15/23	—	(82,882)
Australian Dollar	SSBT	Sell	48,425	32,900		3/15/23	—	(116)
Australian Dollar	UBSW	Buy	3,460,297	2,248,901		3/15/23	110,340	—
British Pound	BOFA	Buy	200,000	229,227		3/15/23	12,537	—
British Pound	DBAB	Buy	200,000	229,254		3/15/23	12,510	—
British Pound	DBAB	Sell	100,000	120,816		3/15/23	—	(66)
British Pound	JPHQ	Sell	20,505	24,900		3/15/23	113	—
British Pound	MSCO	Sell	500,000	587,921		3/15/23	—	(16,490)
British Pound	SSBT	Sell	200,000	230,607		3/15/23	—	(11,157)
British Pound	UBSW	Buy	300,000	355,327		3/15/23	7,320	—
Chinese Yuan	GSCO	Sell	436,301	61,400		3/15/23	—	(1,032)
Euro	HSBC	Sell	62,544	65,700		3/15/23	98	—
Chinese Yuan	SCBL	Sell	744,753	100,000	EUR	3/15/23	775	(2,455)
Indian Rupee	BNPP	Sell	1,010,826	12,300		3/15/23	—	(46)
Indonesian Rupiah	HSBC	Sell	267,079,010	17,000		3/15/23	50	—
Indonesian Rupiah	UBSW	Buy	2,206,962,800	140,000		3/15/23	65	—
Japanese Yen	DBAB	Buy	19,001,468	140,000		3/15/23	—	(421)
South Korean Won	JPHQ	Sell	310,438,400	32,000,000	JPY	3/15/23	1,136	(2,387)
Japanese Yen	MSCO	Sell	5,804,559	42,500		3/15/23	—	(139)
New Zealand Dollar	GSCO	Buy	140,000	86,658		3/15/23	1,679	—
New Zealand Dollar	SSBT	Sell	140,000	87,392		3/15/23	—	(945)
New Zealand Dollar	UBSW	Buy	400,000	249,395		3/15/23	2,997	—
Philippine Peso	DBAB	Sell	17,304,000	300,000		3/15/23	—	(5,515)
Philippine Peso	UBSW	Sell	967,898	17,000		3/15/23	—	(89)
Singapore Dollar	JPHQ	Buy	602,606	440,000		3/15/23	3,461	—
South Korean Won	CITI	Buy	265,058,000	200,000		3/15/23	1,768	—
South Korean Won	GSCO	Sell	30,829,500	23,400		3/15/23	—	(68)
Taiwan Dollar	CITI	Sell	6,074,240	200,000		3/15/23	1,404	—
Taiwan Dollar	HSBC	Sell	406,712	13,500		3/15/23	203	—
Taiwan Dollar	JPHQ	Sell	1,152,539	36,800		3/15/23	—	(882)
Thai Baht	UBSW	Buy	4,930,814	140,000		3/15/23	1,357	—
Thai Baht	UBSW	Sell	1,923,219	52,800		3/15/23	—	(2,335)
Philippine Peso	MSCO	Buy	31,070,000	520,000		3/16/23	28,557	—
Singapore Dollar	JPHQ	Sell	434,465	310,000	EUR	3/17/23	19,740	(14,277)
Indian Rupee	JPHQ	Sell	26,992,000	320,000		3/17/23	—	(9,623)
Indian Rupee	SCBL	Buy	61,309,000	740,000		3/17/23	8,698	—
Euro	GSCO	Sell	440,000	617,758	SGD	3/17/23	19,196	(26,141)
Euro	JPHQ	Buy	1,470,000	1,534,518		3/31/23	9,074	—
Euro	JPHQ	Sell	2,300,000	2,585,108		3/31/23	169,964	—
Singapore Dollar	BNPP	Buy	13,000,000	9,502,312		4/18/23	72,680	—
Singapore Dollar	BOFA	Buy	2,000,000	1,459,162		4/18/23	13,914	—
Singapore Dollar	CITI	Buy	2,000,000	1,461,828		4/18/23	11,248	—

franklintempleton.com	Semiannual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Singapore Dollar	GSCO	Sell	11,459,342	8,000,000	4/18/23	$—	$(440,238)
Singapore Dollar	HSBC	Buy	2,000,000	1,460,600	4/18/23	12,476	—
Singapore Dollar	HSBC	Sell	2,865,230	2,000,000	4/18/23	—	(110,350)
Singapore Dollar	MSCO	Buy	2,000,000	1,459,854	4/18/23	13,222	—
Singapore Dollar	MSCO	Sell	2,864,620	2,000,000	4/18/23	—	(109,901)
Singapore Dollar	SCBL	Buy	2,000,000	1,461,831	4/18/23	11,245	—
Singapore Dollar	SSBT	Sell	5,730,960	4,000,000	4/18/23	—	(221,068)
Indian Rupee	CITI	Sell	80,545,000	1,000,000	5/22/23	20,300	—
Indian Rupee	GSCO	Buy	96,569,400	1,200,000	5/22/23	—	(25,389)
Indian Rupee	HSBC	Buy	121,900	1,516	5/22/23	—	(33)
Indian Rupee	SCBL	Sell	80,547,500	1,000,000	5/22/23	20,270	—
Indian Rupee	UBSW	Buy	64,401,200	800,000	5/22/23	—	(16,664)
Australian Dollar	DBAB	Buy	3,941,622	2,835,044	5/31/23	—	(138,947)
Australian Dollar	HSBC	Sell	3,941,622	2,833,749	5/31/23	137,652	—
Australian Dollar	UBSW	Buy	50,000	34,051	6/21/23	171	—
Hong Kong Dollar	BOFA	Sell	10,931,200	1,400,000	6/21/23	104	—
Indonesian Rupiah	BNPP	Buy	20,055,410,000	1,300,000	6/21/23	—	(29,871)
Indonesian Rupiah	BNPP	Sell	24,775,536,000	1,600,000	6/21/23	30,940	—
Indonesian Rupiah	BZWS	Buy	7,852,500,000	500,000	6/21/23	—	(2,693)
Indonesian Rupiah	CITI	Buy	7,853,000,000	500,000	6/21/23	—	(2,662)
Indonesian Rupiah	HSBC	Sell	1,563,941,000	100,000	6/21/23	954	—
Indonesian Rupiah	JPHQ	Sell	12,374,136,000	800,000	6/21/23	16,334	—
Indonesian Rupiah	SCBL	Buy	6,140,800,000	400,000	6/21/23	—	(11,097)
Indonesian Rupiah	SCBL	Sell	12,352,000,000	800,000	6/21/23	17,735	—
Indonesian Rupiah	UBSW	Buy	9,276,120,000	600,000	6/21/23	—	(12,534)
Chinese Yuan	BNPP	Buy	13,705,291	2,040,000	8/21/23	—	(57,477)
Chinese Yuan	BNPP	Sell	9,474,234	1,400,000	8/21/23	29,516	—
Chinese Yuan	BZWS	Buy	9,334,500	1,400,000	8/21/23	—	(49,729)
Chinese Yuan	CITI	Sell	7,011,700	1,000,000	8/21/23	—	(14,269)
Chinese Yuan	DBAB	Buy	9,409,946	1,400,000	8/21/23	—	(38,815)
Chinese Yuan	DBAB	Sell	7,025,000	1,000,000	8/21/23	—	(16,193)
Chinese Yuan	GSCO	Sell	7,177,730	1,060,000	8/21/23	21,714	—
Chinese Yuan	HSBC	Buy	9,366,329	1,400,000	8/21/23	—	(45,125)
Chinese Yuan	JPHQ	Buy	20,912,380	3,100,000	8/21/23	9,284	(84,228)
Chinese Yuan	JPHQ	Sell	9,474,360	1,400,000	8/21/23	29,498	—
Chinese Yuan	SSBT	Sell	7,010,000	1,000,000	8/21/23	—	(14,023)
Philippine Peso	DBAB	Buy	57,410,000	1,000,000	9/20/23	10,218	—
Philippine Peso	JPHQ	Buy	57,400,000	1,000,000	9/20/23	10,042	—
Singapore Dollar	BNPP	Sell	1,000,000	703,550	9/25/23	—	(36,697)
Singapore Dollar	BOFA	Buy	2,400,000	1,758,950	9/25/23	17,642	—
Singapore Dollar	BOFA	Sell	5,212,801	3,704,007	9/25/23	—	(154,752)
Singapore Dollar	CITI	Buy	2,400,000	1,759,274	9/25/23	17,318	—
Singapore Dollar	DBAB	Buy	1,000,000	733,850	9/25/23	6,397	—
Singapore Dollar	GSCO	Buy	1,600,000	1,173,288	9/25/23	11,107	—
Singapore Dollar	GSCO	Sell	1,800,000	1,276,970	9/25/23	—	(55,474)
Singapore Dollar	HSBC	Buy	1,200,000	879,282	9/25/23	9,014	—
Singapore Dollar	HSBC	Sell	840,564	600,000	9/25/23	—	(22,224)
Singapore Dollar	JPHQ	Buy	3,440,000	2,521,975	9/25/23	24,474	—
Singapore Dollar	JPHQ	Sell	1,401,000	1,000,000	9/25/23	—	(37,086)
Singapore Dollar	MSCO	Sell	5,441,328	3,871,969	9/25/23	—	(155,957)
Singapore Dollar	UBSW	Buy	1,320,000	968,310	9/25/23	8,816	—
Singapore Dollar	UBSW	Sell	3,400,840	2,408,005	9/25/23	—	(109,455)
Indian Rupee	DBAB	Sell	42,436,500	500,000	10/16/23	—	(12,332)
Indian Rupee	GSCO	Buy	42,700,000	500,000	10/16/23	15,514	—
Indian Rupee	JPHQ	Sell	263,500	3,085	10/16/23	—	(96)
Chinese Yuan	BNPP	Sell	20,611,080	3,000,000	12/21/23	—	(182)

76	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	DBAB	Sell	20,622,720	3,000,000	12/21/23	$—	$(1,876)
Philippine Peso	DBAB	Sell	58,320,000	1,000,000	9/20/24	—	(24,776)
Philippine Peso	JPHQ	Sell	58,310,000	1,000,000	9/20/24	—	(24,600)
Euro	JPHQ	Sell	2,900,000	3,396,074	3/31/25	240,480	—

Total Forward Exchange Contracts						$9,717,341	$(12,374,543)

Net unrealized appreciation (depreciation)							$(2,657,202)

* In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(i).

At November 30, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(e).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of Indonesia	(1.00)%	Quarterly		12/20/27	300,000		$(1,017)	$8,400	$(9,417)
Government of South Africa	(1.00)%	Quarterly		12/20/27	720,000		44,601	72,955	(28,354)
Transocean Inc.	(1.00)%	Quarterly		12/20/25	204,000		51,850	54,060	(2,210)
Traded Index
CDX.NA.HY.39	(5.00)%	Quarterly		12/20/27	242,000		(4,540)	5,136	(9,676)
CDX.NA.HY.39	(5.00)%	Quarterly		12/20/27	3,565,000		(66,875)	73,779	(140,654)
CDX.NA.HY.CDSI	(1.00)%	Quarterly		12/20/27	600,000		(6,540)	2,373	(8,913)
iTraxx Europe Crossover S38	(5.00)%	Quarterly		12/20/27	300,000	EUR	(5,316)	12,454	(17,770)

Total Centrally Cleared Swap Contracts							$12,163	$229,157	$(216,994)

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	27,000	EUR	1,754	2,932	(1,178)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	38,000	EUR	2,468	4,036	(1,568)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	70,000	EUR	4,547	5,350	(803)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	80,000	EUR	(20,502)	8,047	(28,549)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	132,000	EUR	8,574	10,650	(2,076)
Air France-KLM	(5.00)%	Quarterly	GSCO	12/20/22	60,000	EUR	(609)	(114)	(495)
Air France-KLM	(5.00)%	Quarterly	JPHQ	6/20/24	200,000	EUR	(564)	4,063	(4,627)
Air France-KLM	(5.00)%	Quarterly	MSCO	6/20/24	100,000	EUR	(282)	2,636	(2,918)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	671,000		(65,767)	(51,152)	(14,615)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	213,000		(20,877)	(17,128)	(3,749)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	126,000		(12,350)	(10,972)	(1,378)
Ally Financial Inc.	(5.00)%	Quarterly	CITI	12/20/24	224,000		(15,605)	(11,245)	(4,360)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	375,000		(36,755)	(30,651)	(6,104)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	76,000		(7,449)	(6,798)	(651)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	81,000		(7,939)	(6,396)	(1,543)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	63,000		(6,175)	(6,010)	(165)

franklintempleton.com	Semiannual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name Counterparty (continued)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	66,000		$(6,469)	$(5,853)	$(616)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/27	641,000		(62,826)	(55,903)	(6,923)
Ally Financial Inc.	(5.00)%	Quarterly	MSCO	12/20/24	190,000		(13,236)	(9,487)	(3,749)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/23	216,000		(2,486)	4,010	(6,496)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	111,000		185	2,995	(2,810)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/23	154,000		257	3,548	(3,291)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	143,000		4,499	4,633	(134)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	286,000		8,997	18,597	(9,600)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/24	178,000		5,600	19,728	(14,128)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/24	78,000		4,515	10,860	(6,345)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	72,000		6,660	8,853	(2,193)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/25	288,000		26,642	33,611	(6,969)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/26	31,000		4,723	3,978	745
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/26	116,000		17,673	7,984	9,689
American Airlines Inc.	(5.00)%	Quarterly	CITI	6/20/26	103,000		14,240	7,066	7,174
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	66,000		110	4,094	(3,984)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	155,000		258	7,042	(6,784)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/23	483,000		805	7,634	(6,829)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	41,000		1,290	3,339	(2,049)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	6/20/24	189,000		5,946	16,896	(10,950)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	70,000		4,052	10,234	(6,182)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	89,000		10,915	11,080	(165)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	66,000		(3,417)	(3,004)	(413)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	134,000		(3,375)	(1,678)	(1,697)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/25	106,000		(5,488)	(4,091)	(1,397)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	335,000		(8,437)	(4,565)	(3,872)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	134,000		(3,375)	(2,170)	(1,205)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCO	6/20/27	67,000		(1,687)	701	(2,388)
ArcelorMittal SA	(5.00)%	Quarterly	BOFA	12/20/27	127,000	EUR	(17,386)	(8,028)	(9,358)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	254,000	EUR	(34,771)	(16,163)	(18,608)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	63,000	EUR	(8,624)	(5,462)	(3,162)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	63,000	EUR	(8,624)	(5,066)	(3,558)
ArcelorMittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	63,000	EUR	(8,624)	(4,965)	(3,659)
BMW AG	(1.00)%	Quarterly	BZWS	12/20/27	286,000	EUR	(4,510)	3,709	(8,219)
BMW AG	(1.00)%	Quarterly	MSCO	12/20/27	281,000	EUR	(4,431)	2,901	(7,332)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	66,000		21,461	26,256	(4,795)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	66,000		21,461	26,578	(5,117)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	66,000		21,461	26,722	(5,261)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	132,000		42,922	46,280	(3,358)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	132,000		42,922	52,677	(9,755)
Carnival Corp.	(1.00)%	Quarterly	CITI	12/20/26	66,000		21,461	22,590	(1,129)
Ceconomy AG	(1.00)%	Quarterly	MSCO	6/20/23	12,000	EUR	490	1,155	(665)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	2,505	3,068	(563)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	2,505	3,079	(574)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	26,000	EUR	2,505	3,215	(710)

78	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name Counterparty (continued)
Ceconomy AG	(1.00)%	Quarterly	MSCO	12/20/23	52,000	EUR	5,010	$5,801	$(791)
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	12/20/27	511,000	EUR	(825)	11,980	(12,805)
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	MSCO	12/20/27	306,000	EUR	(494)	7,189	(7,683)
Daimler Truck Holding AG	(1.00)%	Quarterly	GSCO	12/20/27	287,000	EUR	(3,086)	4,360	(7,446)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	12/20/27	408,000		(39,477)	(23,643)	(15,834)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	GSCO	12/20/27	4,000		(387)	(249)	(138)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCO	12/20/27	143,000		(13,836)	(11,230)	(2,606)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCO	12/20/27	57,000		(5,515)	(2,352)	(3,163)
Government of Argentina	(5.00)%	Quarterly	BZWS	12/20/26	696,000		441,276	312,798	128,478
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	200,000		126,803	128,391	(1,588)
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	800,000		507,214	575,020	(67,806)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	253,000		160,406	111,891	48,515
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	842,000		533,843	372,030	161,813
Government of Argentina	(5.00)%	Quarterly	JPHQ	12/20/26	253,000		160,406	111,786	48,620
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	695,000		51,507	44,246	7,261
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	520,000		38,537	50,100	(11,563)
Government of Egypt	(1.00)%	Quarterly	BZWS	6/20/24	610,000		45,207	94,683	(49,476)
Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/27	475,000		117,915	135,607	(17,692)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(1,152)	965	(2,117)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(1,902)	742	(2,644)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	328,000		(12,030)	(10,206)	(1,824)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	263,000		(9,646)	(8,153)	(1,493)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	134,000		(4,915)	(4,145)	(770)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	460,000		(16,872)	(14,115)	(2,757)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	263,000		(9,646)	(8,160)	(1,486)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	198,000		(7,262)	(6,814)	(448)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	133,000		(4,878)	(4,087)	(791)
Government of Mexico	(1.00)%	Quarterly	BZWS	6/20/26	680,000		(2,555)	1,857	(4,412)
Government of Turkey	(1.00)%	Quarterly	BZWS	6/20/24	1,175,000		53,809	99,439	(45,630)
Government of Turkey	(1.00)%	Quarterly	CITI	12/20/23	610,000		16,179	34,487	(18,308)
Government of Turkey	(1.00)%	Quarterly	CITI	6/20/24	500,000		22,897	42,480	(19,583)
Government of Turkey	(1.00)%	Quarterly	GSCO	12/20/23	1,220,000		32,357	54,588	(22,231)
Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/24	1,300,000		59,533	117,172	(57,639)
Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/24	1,570,000		71,898	148,772	(76,874)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/22	80,000	EUR	(618)	434	(1,052)
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/22	10,000	EUR	(77)	54	(131)
HP Inc.	(1.00)%	Quarterly	GSCO	12/20/27	308,000		2,672	12,508	(9,836)
HP Inc.	(1.00)%	Quarterly	JPHQ	12/20/27	335,000		2,907	11,745	(8,838)
HSBC Holdings PLC	(1.00)%	Quarterly	JPHQ	12/20/27	403,000	EUR	7,554	15,060	(7,506)

franklintempleton.com	Semiannual Report	79

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name Counterparty (continued)
Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	36,000	EUR	5,433	$5,189	$244
Iceland Bondco	(5.00)%	Quarterly	JPHQ	6/20/25	24,000	EUR	3,622	846	2,776
JFE Holdings Inc.	(1.00)%	Quarterly	BZWS	12/20/27	26,519,000	JPY	(4,844)	(1,877)	(2,967)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	26,520,000	JPY	(4,845)	(3,583)	(1,262)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	13,260,000	JPY	(2,422)	(1,309)	(1,113)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	13,260,000	JPY	(2,422)	(1,028)	(1,394)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	26,354,000	JPY	(6,229)	(4,061)	(2,168)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	13,177,000	JPY	(3,115)	(2,574)	(541)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	13,177,000	JPY	(3,115)	(2,057)	(1,058)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	13,177,000	JPY	(3,115)	(1,610)	(1,505)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	13,177,000	JPY	(3,115)	(2,594)	(521)
Kobe Steel Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	7,114,000	JPY	(28)	100	(128)
Kobe Steel Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	13,320,000	JPY	(52)	232	(284)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/26	139,000		10,136	2,016	8,120
Lanxess AG	(1.00)%	Quarterly	GSCO	12/20/27	149,000	EUR	6,332	10,461	(4,129)
Lanxess AG	(1.00)%	Quarterly	JPHQ	12/20/27	746,000	EUR	31,696	57,376	(25,680)
Lloyds Bank	(1.00)%	Quarterly	BZWS	12/20/27	207,000	EUR	5,046	12,314	(7,268)
Lloyds Bank	(1.00)%	Quarterly	CITI	12/20/27	72,000	EUR	1,755	3,414	(1,659)
Lloyds Bank	(1.00)%	Quarterly	CITI	12/20/27	490,000	EUR	11,944	22,514	(10,570)
Lloyds Bank	(1.00)%	Quarterly	JPHQ	12/20/27	69,000	EUR	1,682	5,209	(3,527)
Louis Dreyfus Co.	(5.00)%	Quarterly	JPHQ	12/20/27	106,000	EUR	(18,648)	(12,796)	(5,852)
Mitsui OSK Lines	(1.00)%	Quarterly	BZWS	12/20/27	14,060,000	JPY	(1,094)	(749)	(345)
Mitsui OSK Lines	(1.00)%	Quarterly	GSCO	12/20/27	6,585,000	JPY	(513)	(371)	(142)
Mitsui OSK Lines	(1.00)%	Quarterly	GSCO	12/20/27	13,170,000	JPY	(1,025)	(133)	(892)
Mitsui OSK Lines	(1.00)%	Quarterly	GSCO	12/20/27	13,170,000	JPY	(1,025)	–	(1,025)
Mitsui OSK Lines	(1.00)%	Quarterly	GSCO	12/20/27	6,585,000	JPY	(513)	109	(622)
Mitsui OSK Lines	(1.00)%	Quarterly	GSCO	12/20/27	13,170,000	JPY	(1,025)	220	(1,245)
Mitsui OSK Lines	(1.00)%	Quarterly	JPHQ	12/20/27	13,170,000	JPY	(1,025)	(836)	(189)
Next PLC	(1.00)%	Quarterly	BZWS	12/20/27	43,000	EUR	1,941	3,033	(1,092)
Next PLC	(1.00)%	Quarterly	CITI	12/20/27	362,000	EUR	16,340	25,538	(9,198)
Next PLC	(1.00)%	Quarterly	GSCO	12/20/27	144,000	EUR	6,500	10,216	(3,716)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	3,565,000	JPY	1,077	1,647	(570)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	28,523,000	JPY	8,617	10,689	(2,072)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	14,262,000	JPY	4,309	6,865	(2,556)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	33,149,000	JPY	(6,728)	(3,476)	(3,252)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	13,260,000	JPY	(2,691)	(1,629)	(1,062)
Nippon Steel Corp.	(1.00)%	Quarterly	GSCO	12/20/27	13,260,000	JPY	(2,691)	(2,272)	(419)
Nippon Steel Corp.	(1.00)%	Quarterly	MSCO	12/20/27	26,520,000	JPY	(5,383)	(4,078)	(1,305)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/24	12,659,000	JPY	5,826	2,040	3,786
Rakuten Group Inc.	(1.00)%	Quarterly	CITI	12/20/24	28,584,000	JPY	13,155	7,984	5,171
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/24	14,292,000	JPY	6,577	3,694	2,883
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	473,000	JPY	434	264	170
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	3,263,000	JPY	2,990	2,373	617
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	7,070,000	JPY	6,479	5,284	1,195

80	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name Counterparty (continued)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/27	7,202,000	JPY	7,147	$6,027	$1,120
Simon Property Group LP	(1.00)%	Quarterly	BNPP	12/20/27	271,000		174	4,193	(4,019)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/27	478,000		307	8,222	(7,915)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	700,000	EUR	(4,870)	3,298	(8,168)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	3,561,000	JPY	2,830	3,504	(674)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	6,111,000	JPY	4,857	5,704	(847)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	30,569,000	JPY	24,297	28,724	(4,427)
Stellantis NV	(5.00)%	Quarterly	BZWS	12/20/27	73,000	EUR	(11,951)	(7,722)	(4,229)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	292,000	EUR	(47,803)	(30,790)	(17,013)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	72,000	EUR	(11,787)	(8,431)	(3,356)
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	71,000	EUR	360	(1,658)	2,018
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	15,000	EUR	76	125	(49)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	22,000	EUR	112	183	(71)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	273,000	EUR	2,050	(11,373)	13,423
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	14,000	EUR	502	(27)	529
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	1,039	279	760
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	29,000	EUR	1,039	334	705
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000	EUR	1,004	622	382
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	142,000	EUR	5,090	841	4,249
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	157,000	EUR	5,628	1,207	4,421
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	71,000	EUR	2,545	4,457	(1,912)
TDC A/S	(1.00)%	Quarterly	BNPP	6/20/27	212,000	EUR	757	10,973	(10,216)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	26,000		(113)	1,116	(1,229)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	66,000		(286)	3,259	(3,545)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	12/20/27	66,000		(286)	1,347	(1,633)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	66,000		(286)	982	(1,268)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	66,000		(286)	3,247	(3,533)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	66,000		(286)	3,507	(3,793)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCO	12/20/27	131,000		(568)	4,153	(4,721)
UniCredit SpA	(1.00)%	Quarterly	JPHQ	12/20/27	329,000	EUR	24,519	35,580	(11,061)
Contracts to Sell Protection[c,d]
Single Name
American Axle & Manufacturing Inc.	5.00%	Quarterly	CITI	6/20/25	90,000		4,660	4,087	573	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	GSCO	12/20/27	67,000		1,017	3,020	(2,003)	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	4,000		207	146	61	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCO	6/20/25	335,000		17,345	14,596	2,749	BB-

franklintempleton.com	Semiannual Report	81

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Sell Protection[c,d] (continued)
Single Name (continued)
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	22,000	$1,051	$(212)	$1,263	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	264,000	12,612	1,001	11,611	BB-
Kohl’s Corp.	1.00%	Quarterly	BOFA	6/20/26	141,000	(10,281)	(9,046)	(1,235)	BB+
United Airlines Inc.	5.00%	Quarterly	MSCO	12/20/27	63,000	(2,062)	(6,754)	4,692	B+
United Airlines Inc.	5.00%	Quarterly	MSCO	12/20/27	63,000	(2,062)	(5,307)	3,245	B+

Total OTC Swap Contracts						$2,349,046	$2,814,965	$(465,919)

Total Credit Default Swap Contracts						$2,361,209	$3,044,122	$(682,913)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At November 30, 2022, the Fund had the following cross-currency swap contracts outstanding. See Note 1(e).

Cross-Currency Swap Contracts

Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating Rate Overnight SOFR Pay Floating rate Overnight SIBCSORA + 0.41%	Semi-Annually	GSCO	10/14/23	$4,355,970 5,900,000	SGD	$5,265

Total Cross-Currency Swap Contracts						$5,265

At November 30, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 1.34% Pay Floating 3-Month-KDR	Quarterly	12/15/22	46,000,000,000	KRW	$(139,244)
Receive Fixed 1.39% Pay Floating 3-Month-KDR	Quarterly	12/15/22	9,600,000,000	KRW	(4,240)
Receive Floating 3-Month-KDR Pay Fixed rate 2.94%	Quarterly	12/15/22	6,560,000,000	KRW	(87)
Receive Floating AONIA Pay Fixed rate 3.35%	Annually	2/08/23	10,630,000	AUD	(4,365)
Receive Fixed 6.03% Pay Floating MIBOR	Annually	3/14/23	340,000,000	INR	1,061
Receive Floating MIBOR Pay Fixed rate 6.03%	Annually	3/14/23	204,000,000	INR	(862)
Receive Floating MIBOR Pay Fixed rate 6.64%	Annually	3/14/23	136,000,000	INR	(1,229)

82	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 1.81% Pay Floating rate China 7-Day Repo	Quarterly	3/15/23	60,000,000	CNY	$(9,507)
Receive Fixed 3.51% Pay Floating 3-Month-KDR	Quarterly	3/21/23	10,200,000,000	KRW	(7,801)
Receive Fixed 2.63% Pay Floating rate Euro STR	Annually	5/10/23	37,800,000	EUR	(1,039)
Receive Fixed 4.92% Pay Floating MIBOR	Annually	5/10/23	384,000,000	INR	6,408
Receive Fixed 6.10% Pay Floating MIBOR	Annually	5/10/23	372,000,000	INR	5,087
Receive Floating MIBOR Pay Fixed rate 6.60%	Annually	5/10/23	581,800,000	INR	(1,607)
Receive Fixed 1.82% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	60,000,000	CNY	(17,615)
Receive Fixed 1.96% Pay Floating CNRR007 Index	Quarterly	6/15/23	54,000,000	CNY	(7,980)
Receive Fixed 2.11% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	50,000,000	CNY	(3,770)
Receive Fixed 2.19% Pay Floating CNRR007 Index	Quarterly	6/15/23	88,000,000	CNY	8,043
Receive Fixed 2.20% Pay Floating rate China 7-Day Repo	Quarterly	6/15/23	31,000,000	CNY	3,402
Receive Floating rate China 7-Day Repo Pay Fixed rate 2.19%	Quarterly	6/15/23	38,220,000	CNY	8,960
Receive Fixed 2.15% Pay Floating rate China 7-Day Repo	Quarterly	6/21/23	48,000,000	CNY	(1,510)
Receive Fixed 2.82% Pay Floating rate Euro STR	Annually	6/21/23	44,600,000	EUR	1,154
Receive Floating rate Euro STR Pay Fixed rate 2.80%	Annually	6/21/23	44,600,000	EUR	(32)
Receive Floating rate Euro STR Pay Fixed rate 2.88%	Annually	8/02/23	45,000,000	EUR	(1,896)
Receive Fixed 4.39% Pay Floating 3-Month-KDR	Quarterly	9/15/23	8,700,000,000	KRW	10,318
Receive Fixed 4.24% Pay Floating 3-Month-KDR	Quarterly	9/20/23	8,500,000,000	KRW	5,301
Receive Fixed 4.24% Pay Floating 3-Month-KDR	Quarterly	9/20/23	5,646,000,000	KRW	3,542
Receive Fixed 3.47% Pay Floating rate Overnight SIBCSORA	Semi- Annually	9/23/23	6,040,000	SGD	(17,368)
Receive Fixed 4.46% Pay Floating 3-Month-KDR	Quarterly	9/23/23	5,660,000,000	KRW	8,317
Receive Floating rate Overnight SOFR Pay Fixed rate 4.20%	Annually	9/23/23	4,160,000		14,919
Receive Fixed 4.16% Pay Floating 3-Month-KDR	Quarterly	10/26/23	8,210,000,000	KRW	6,460
Receive Floating 3-Month-KDR Pay Fixed rate 3.84%	Quarterly	10/26/23	8,210,000,000	KRW	10,901
Receive Fixed 2.30% Pay Floating rate China 7-Day Repo	Quarterly	12/21/23	44,000,000	CNY	1,416
Receive Fixed 2.96% Pay Floating rate 3-Month-BKBM	Quarterly	12/21/23	10,802,700	NZD	(20,857)
Receive Fixed 3.88% Pay Floating 3-Month-KDR	Quarterly	12/21/23	4,000,000,000	KRW	(4,901)
Receive Floating rate Overnight SOFR Pay Fixed rate 4.83%	Annually	12/21/23	6,000,000		2,716

franklintempleton.com	Semiannual Report	83

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.36%	Annually	3/08/24	4,000,000		$167,316
Receive Fixed 4.96% Pay Floating rate Overnight SOFR	Annually	3/15/24	6,280,000		6,942
Receive Fixed 4.96% Pay Floating rate Overnight SOFR	Annually	3/15/24	6,300,000		6,663
Receive Fixed 7.36% Pay Floating MIBOR	Annually	3/15/24	624,000,000	INR	51,845
Receive Floating MIBOR Pay Fixed rate 6.58%	Annually	3/15/24	364,000,000	INR	1,349
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 4.16%	Semi-Annually	3/15/24	17,200,000	SGD	(26,062)
Receive Fixed 5.50% Pay Floating MIBOR	Semi-Annually	4/11/24	228,480,000	INR	907
Receive Floating MIBOR Pay Fixed rate 6.51%	Semi-Annually	4/11/24	391,680,000	INR	(2,523)
Receive Floating 3-Month-KDR Pay Fixed rate 3.51%	Quarterly	8/25/24	5,560,000,000	KRW	13,742
Receive Floating 3-Month-KDR Pay Fixed rate 3.82%	Quarterly	9/20/24	5,720,000,000	KRW	15
Receive Fixed 9.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/22/24	82,400,000	MXN	(39,762)
Receive Fixed 7.74% Pay Floating rate 3-Month-JIBAR	Quarterly	10/25/24	49,768,689	ZAR	(5,747)
Receive Fixed 4.00% Pay Floating 3-Month-BBSW	Quarterly	12/20/24	8,000,000	AUD	12,313
Receive Floating rate 3-Month-TAIBOR Pay Fixed rate 1.22%	Quarterly	12/20/24	385,000,000	TWD	(4,946)
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 3.29%	Semi-Annually	12/20/24	2,940,000	SGD	(292)
Receive Fixed 5.24% Pay Floating rate 3-Month-BKBM	Quarterly	12/21/24	4,700,000	NZD	1,384
Receive Fixed 8.44% Pay Floating BRLCDI	Annually	1/02/25	12,000,000	BRL	(214,288)
Receive Fixed 6.67% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	1/19/25	66,992,676	CZK	52,181
Receive Fixed 6.63% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	1/20/25	77,898,460	CZK	58,126
Receive Fixed 6.63% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	1/20/25	77,898,460	CZK	58,126
Receive Fixed 3.87% Pay Floating 3-Month-KLIBOR	Quarterly	6/15/25	11,600,000	MYR	1,047
Receive Fixed 3.64% Pay Floating 3-Month-KDR	Quarterly	6/21/25	4,500,000,000	KRW	(4,348)
Receive Fixed 6.30% Pay Floating rate 3-Month-JIBAR	Quarterly	7/31/25	53,795,745	ZAR	(84,458)
Receive Fixed 7.57% Pay Floating rate 3-Month-JIBAR	Quarterly	11/04/25	39,000,000	ZAR	(12,144)
Receive Floating Banxico Mexico 1 Month rate Pay Fixed rate 9.35%	Monthly	12/17/25	12,235,010	MXN	(3,944)
Receive Fixed 3.31% Pay Floating 3-Month-KDR	Quarterly	12/20/25	15,136,000,000	KRW	(47,681)
Receive Fixed 3.56% Pay Floating rate Overnight SOFR	Annually	12/20/25	3,520,000		7,711
Receive Fixed 3.64% Pay Floating rate Overnight SOFR	Annually	12/20/25	3,500,000		12,869

84	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-Month-KDR Pay Fixed rate 4.14%	Quarterly	12/20/25	9,636,000,000	KRW	$(84,070)
Receive Floating 3-Month-KDR Pay Fixed rate 6.03%	Quarterly	12/21/25	307,000,000	KRW	(2,996)
Receive Fixed 4.06% Pay Floating 3-Month-KDR	Quarterly	6/11/26	1,320,000,000	KRW	11,863
Receive Floating 3-Month-KDR Pay Fixed rate 3.25%	Quarterly	6/11/26	3,520,000,000	KRW	8,310
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Quarterly	6/16/26	1,400,000		129,683
Receive Floating rate 3-Month USD LIBOR Pay Fixed rate 0.50%	Quarterly	6/16/26	1,150,000		107,940
Receive Fixed 4.02% Pay Floating 3-Month-KDR	Quarterly	9/27/26	1,200,000,000	KRW	10,959
Receive Fixed 1.25% Pay Floating 3-Month-USD LIBOR	Semi-Annually	12/15/26	1,300,000		(127,261)
Receive Fixed 11.07% Pay Floating BRLCDI	Annually	1/04/27	9,430,255	BRL	(68,277)
Receive Fixed 11.22% Pay Floating BRLCDI	Annually	1/04/27	8,000,000	BRL	(51,811)
Receive Fixed 11.22% Pay Floating BRLCDI	Annually	1/04/27	10,436,876	BRL	(67,215)
Receive Fixed 11.26% Pay Floating BRLCDI	Annually	1/04/27	9,695,993	BRL	(60,831)
Receive Fixed 11.48% Pay Floating BRLCDI	Annually	1/04/27	10,436,876	BRL	(53,793)
Receive Fixed 12.34% Pay Floating BRLCDI	Annually	1/04/27	5,028,240	BRL	(6,975)
Receive Fixed 12.72% Pay Floating BRLCDI	Annually	1/04/27	10,721,816	BRL	9,572
Receive Fixed 12.79% Pay Floating BRLCDI	Annually	1/04/27	10,721,816	BRL	12,737
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.42%	Annually	3/08/27	4,000,000		352,805
Receive Fixed 8.78% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/19/27	72,800,000	MXN	(15,443)
Receive Fixed 3.89% Pay Floating 3-Month-KDR	Quarterly	12/17/27	9,832,000,000	KRW	80,753
Receive Floating 3-Month-KDR Pay Fixed rate 3.04%	Quarterly	12/17/27	15,452,400,000	KRW	50,413
Receive Fixed 3.46% Pay Floating rate Overnight SOFR	Annually	12/21/27	2,218,000		(10,505)
Receive Fixed 4.13% Pay Floating rate Overnight SOFR	Annually	12/21/27	2,700,000		68,662
Receive Fixed 6.42% Pay Floating MIBOR	Semi-Annually	12/21/27	79,000,000	INR	4,027
Receive Fixed 6.52% Pay Floating MIBOR	Semi-Annually	12/21/27	40,000,000	INR	4,085
Receive Fixed 6.54% Pay Floating MIBOR	Semi-Annually	12/21/27	78,600,000	INR	8,864
Receive Floating MIBOR Pay Fixed rate 6.47%	Semi-Annually	12/21/27	124,000,000	INR	(9,030)
Receive Floating MIBOR Pay Fixed rate 6.53%	Semi-Annually	12/21/27	59,000,000	INR	(6,418)
Receive Floating MIBOR Pay Fixed rate 6.75%	Semi-Annually	12/21/27	39,600,000	INR	(8,939)

franklintempleton.com	Semiannual Report	85

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating rate 6-Month-BBSW Pay Fixed rate 3.97%	Semi-Annually	12/21/27	3,304,000	AUD	$(4,566)
Receive Floating rate 6-Month-WIBOR Pay Fixed rate 6.025%	Semi-Annually	12/21/27	1,533,195	PLN	(2,254)
Receive Floating rate China 7-Day Repo Pay Fixed rate 2.56%	Quarterly	12/21/27	6,300,000	CNY	11,200
Receive Floating rate China 7-Day Repo Pay Fixed rate 2.56%	Quarterly	12/21/27	6,400,000	CNY	11,583
Receive Floating rate China 7-Day Repo Pay Fixed rate 2.79%	Quarterly	12/21/27	6,200,000	CNY	1,844
Receive Floating rate China 7-Day Repo Pay Fixed rate 6.03%	Quarterly	12/21/27	8,000,000	CNY	19,242
Receive Floating rate China 7-Day Repo Pay Fixed rate 6.03%	Quarterly	12/21/27	8,000,000	CNY	19,937
Receive Fixed 4.16% Pay Floating 3-Month-KDR	Quarterly	1/19/28	3,470,000,000	KRW	76,641
Receive Fixed 4.23% Pay Floating 3-Month-KDR	Quarterly	1/19/28	1,492,100,000	KRW	36,819
Receive Fixed 6.12% Pay Floating rate 6-Month-WIBOR	Semi-Annually	1/19/28	2,820,745	PLN	(7,520)
Receive Fixed 6.14% Pay Floating rate 6-Month-WIBOR	Semi-Annually	1/19/28	979,255	PLN	(2,825)
Receive Fixed 6.58% Pay Floating rate CLP TNA	Semi-Annually	1/19/28	1,526,993,811	CLP	(78,196)
Receive Fixed 6.86% Pay Floating rate CLP TNA	Semi-Annually	1/19/28	819,202,689	CLP	(52,789)
Receive Fixed 6.98% Pay Floating rate 6-Month-WIBOR	Semi-Annually	1/19/28	7,000,000	PLN	(72,370)
Receive Fixed 7.20% Pay Floating rate CLP TNA	Semi-Annually	1/19/28	439,092,641	CLP	(35,650)
Receive Fixed 7.24% Pay Floating rate CLP TNA	Semi-Annually	1/19/28	1,000,000,000	CLP	(83,132)
Receive Fixed 7.26% Pay Floating rate 6-Month-WIBOR	Semi-Annually	1/19/28	11,000,000	PLN	(141,741)
Receive Fixed 7.58% Pay Floating rate 6-Month-WIBOR	Semi-Annually	1/19/28	16,020,000	PLN	(251,884)
Receive Floating 3-Month-KLIBOR Pay Fixed rate 3.98%	Quarterly	6/15/28	4,700,000	MYR	(1,136)
Receive Floating 3-Month-KDR Pay Fixed rate 3.81%	Quarterly	9/28/28	1,220,000,000	KRW	(9,242)
Receive Fixed 3.80% Pay Floating 3-Month-KDR	Quarterly	12/16/28	3,046,000,000	KRW	22,659
Receive Fixed 3.85% Pay Floating 3-Month-KDR	Quarterly	12/16/28	2,537,600,000	KRW	20,659
Receive Floating 3-Month-KDR Pay Fixed rate 2.91%	Quarterly	12/16/28	5,583,600,000	KRW	23,544
Receive Fixed 3.15% Pay Floating rate Overnight SOFR	Annually	6/16/29	3,072,000		5,533
Receive Fixed 3.44% Pay Floating rate Overnight SOFR	Annually	9/15/29	3,142,000		19,630
Receive Fixed 1.17% Pay Floating 3-Month-KDR	Quarterly	12/16/30	340,500,000	KRW	8,256
Receive Fixed 1.53% Pay Floating 3-Month-KDR	Quarterly	6/16/31	207,200,000	KRW	5,510
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.52%	Annually	3/08/32	4,000,000		586,602

86	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 0.77% Pay Floating rate 6 Month-EURIBOR	Annually	3/17/32	2,308,338	EUR	$(165,936)
Receive Fixed 0.98% Pay Floating rate 6 Month-EURIBOR	Annually	3/17/32	1,042,890	EUR	(74,246)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.17%	Annually	6/20/32	2,220,000		(760)
Receive Fixed 2.60% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/32	2,236,000	EUR	(3,933)
Receive Fixed 2.68% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/32	1,210,000	EUR	1,953
Receive Fixed 2.71% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/32	1,190,000	EUR	3,362
Receive Fixed 2.88% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/32	1,276,000	EUR	13,041
Receive Fixed 2.93% Pay Floating rate Overnight SOFR	Annually	9/15/32	366,000		(2,791)
Receive Fixed 2.99% Pay Floating rate Overnight SOFR	Annually	9/15/32	1,274,000		(6,756)
Receive Fixed 3.12% Pay Floating rate Overnight SOFR	Annually	9/15/32	2,576,000		36
Receive Fixed 3.15% Pay Floating rate Overnight SOFR	Annually	9/15/32	732,000		891
Receive Floating rate Overnight SOFR Pay Fixed rate 3.38%	Annually	9/19/32	2,284,000		(11,226)
Receive Fixed 8.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	37,000,000	MXN	(16,557)
Receive Fixed 8.71% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	8,220
Receive Fixed 8.72% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	9,257
Receive Fixed 9.07% Pay Floating JIBAR	Quarterly	10/25/32	19,017,434	ZAR	10,244
Receive Floating 3-Month-KDR Pay Fixed rate 3.15%	Quarterly	11/22/32	662,000,000	KRW	1,168
Receive Fixed 2.75% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	12/15/32	1,232,000	EUR	5,116
Receive Fixed 4.50% Pay Floating 6-Month-BBSW	Semi-Annually	12/15/32	2,000,000	AUD	2,946
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.72%	Semi-Annually	12/15/32	700,000	SGD	2,434
Receive Floating rate Overnight SIBCSORA Pay Fixed rate 2.84%	Semi-Annually	12/15/32	700,000	SGD	(4)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.13%	Annually	12/15/32	1,300,000		151
Receive Fixed 4.13% Pay Floating 6-Month-BBSW	Semi-Annually	12/21/32	1,806,000	AUD	(2,733)
Receive Floating MIBOR Pay Fixed rate 6.51%	Semi-Annually	12/21/32	46,000,000	INR	(4,080)
Receive Floating MIBOR Pay Fixed rate 6.56%	Semi-Annually	12/21/32	23,000,000	INR	(3,028)
Receive Floating MIBOR Pay Fixed rate 6.62%	Semi-Annually	12/21/32	46,000,000	INR	(8,799)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.26%	Annually	12/21/32	1,192,000		11,042
Receive Fixed 5.32% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	1/19/33	18,343,230	CZK	(69,013)

franklintempleton.com	Semiannual Report	87

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 5.33% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	1/19/33	17,961,079	CZK	$(68,211)
Receive Fixed 5.40% Pay Floating rate 6-Month-CZEONIA	Semi-Annually	1/19/33	15,695,691	CZK	(63,496)
Receive Floating 3-Month-KDR Pay Fixed rate 3.27%	Quarterly	6/21/33	990,000,000	KRW	3,998
Receive Floating rate Overnight SOFR Pay Fixed rate 3.35%	Annually	12/20/33	800,000		(10,526)
Receive Floating rate Overnight SOFR Pay Fixed rate 3.41%	Annually	12/20/33	800,000		(13,971)
Receive Floating 3-Month-KDR Pay Fixed rate 1.15%	Quarterly	12/16/40	177,000,000	KRW	(7,786)
Receive Floating 3-Month-KDR Pay Fixed rate 1.57%	Quarterly	6/16/41	108,000,000	KRW	(5,389)
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 0.74%	Semi-Annually	3/17/42	1,098,871	EUR	127,430
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 0.94%	Semi-Annually	3/17/42	558,230	EUR	56,624
Receive Fixed 2.88% Pay Floating rate 6 Month-EURIBOR	Semi-Annually	9/15/42	860,000	EUR	29,486
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 2.21%	Semi-Annually	9/15/42	764,000	EUR	3,272
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 2.23%	Semi-Annually	9/15/42	274,000	EUR	788
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 2.43%	Semi-Annually	9/15/42	720,000	EUR	(8,441)
Receive Floating rate Overnight SOFR Pay Fixed rate 2.97%	Annually	9/15/42	190,000		3,401
Receive Floating rate Overnight SOFR Pay Fixed rate 2.99%	Annually	9/15/42	799,372		13,454
Receive Floating rate Overnight SOFR Pay Fixed rate 3.08%	Annually	9/15/42	1,628,000		18,431
Receive Floating rate Overnight SOFR Pay Fixed rate 3.11%	Annually	9/15/42	436,000		4,202
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 2.24%	Semi-Annually	9/17/42	2,124,000	EUR	3,615
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 2.26%	Semi-Annually	9/17/42	722,000	EUR	290
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 2.22%	Semi-Annually	12/15/42	730,000	EUR	415
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 0.44%	Semi-Annually	10/27/51	430,000	EUR	(7,560)
Receive Floating rate 6 Month-EURIBOR Pay Fixed rate 1.27%	Semi-Annually	9/16/52	542,000	EUR	3,821
Receive Floating rate Overnight SOFR Pay Fixed rate 3.45%	Annually	12/21/52	670,000		(46,232)

Total Interest Rate Swap Contracts					$9,513

*In U.S. dollars unless otherwise indicated.

88	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(e).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	227,190	GBP	$42,181
7C Solarparken AG	Euro STR + 0.35%	Monthly	JPHQ	11/06/23	57,836	EUR	(327)
A.P. Moller – Maersk	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,055,357	DKK	(10,274)
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	204,114	EUR	(1,542)
AB Fastator	1-Week STIBOR + 0.28%	Monthly	SEBA	8/04/23	331,256	SEK	(6,154)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,020,961	SEK	2,851
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/23	2,215,095	SEK	(37,208)
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	910,076	ZAR	7,871
Aegon NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	146,694	EUR	(3,722)
AFC Energy	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	14,131	GBP	517
Afentra PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/30/23	3,105	GBP	8
Africa Energy	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	168,724	SEK	(546)
African Rainbow Minerals Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/23	1,358,889	ZAR	14,087
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	24,738	GBP	10,877
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/23	214,308	EUR	(2,163)
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	242,197	GBP	(56,768)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	996,179	NOK	(5,314)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	16,792		(611)
Alfen NV	Euro STR + 0.35%	Monthly	JPHQ	11/15/23	134,738	EUR	(268)
Alliance Pharma PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	11,752	GBP	914
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,673,483	SEK	1,536
Amundi SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	380,385	EUR	(335)
Amundi SA	1-Day EONIA + 0.40%	Monthly	GSCO	3/14/25	266,038	EUR	32,739
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	109,108		7,663
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	250,769	EUR	(3,107)
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/23	97,944	EUR	5,637
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	869,081	EUR	15,972
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/30/23	4,401	GBP	(41)
Aperam SA	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,236	EUR	375
Aquafil	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	7,503	EUR	(325)
Arcadis	Euro STR + 0.35%	Monthly	JPHQ	9/22/23	154,856	EUR	13,838
ArcelorMittal SA	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	166,586	ZAR	(81)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	15,791		492
Arctic Paper SA	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	83,521	SEK	396
Argo Blockchain PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	1,797	GBP	(465)
Arise AB	1-Day SABOR + 0.70%	Monthly	SEBA	8/03/23	706,045	SEK	(9,520)
Ariston Holding NV	Euro STR + 0.35%	Monthly	JPHQ	11/29/23	31,099	EUR	1,389
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,379,026	SEK	(31,797)
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/23	68,961		54,773
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	55,212	EUR	417
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	113,722	EUR	14,136
ASR Nederland NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	84,555	EUR	(1,456)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	268,038		12,796
Aston Martin Lagonda	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	14,064	GBP	365
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	4,416,466	ZAR	(24,941)
AT&S Austria Technologie & Systemtechnik AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	127,998	EUR	1,942
Atlantic Sapphire ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	61,341	NOK	176
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	112,014	EUR	12,988
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	67,185	EUR	1,832
Audioboom Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	11,532	GBP	(161)
Aurelius Equity Opportunities AB	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	109,363	EUR	(15,742)

franklintempleton.com	Semiannual Report	89

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Aurubis AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	182,575	EUR	$15,135
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/23	783,133	NOK	4,127
Auto Trader Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	41,710	GBP	(821)
Autogrill SpA	1-Day EONIA + 0.65%	Monthly	MSCO	8/18/23	66,558	EUR	(3,333)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	15,875	CHF	18
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/23	1,551,831	ZAR	(277)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	108,207	EUR	32,397
Axfood AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,823,989	SEK	(6,906)
Azelio AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	110,856	SEK	(62)
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	47,343	EUR	4,768
B2Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,215,729	NOK	(3,418)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	190,889	GBP	5,721
Banca de Sabadell SA	1-Day EONIA + 0.35%	Monthly	MSCS	10/10/23	94,629	EUR	14,639
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	260,350	EUR	835
Banca Popolare di Sondrio SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	88,037	EUR	7,262
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/29/23	77,364	EUR	14,338
Banco BPM SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/23	138,234	EUR	9,564
Bank Handlowy w Warszawie SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	82,999		31,705
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/23	152,514	GBP	102,305
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/23	107,037	GBP	10,027
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/23	101,094	GBP	3,099
Barco	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	78,597	EUR	3,740
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	499,192	DKK	482
Bayer AG	Euro STR + 0.35%	Monthly	JPHQ	9/04/23	195,012	EUR	14,339
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,174,167	SEK	(29,254)
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	170,172	CHF	6,578
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	160,269	EUR	8,460
Bergen Carbon Solutions	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	153,752	NOK	(674)
Betsson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,355,588	SEK	53,119
BHG Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	176,477	SEK	(317)
Bico Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	175,676	SEK	450
Bidvest Group Ltd.	1-Day SABOR + 0.35%	Monthly	MSCS	7/17/23	1,004,700	ZAR	3,163
Bigben Interactive	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	12,267	EUR	(721)
Bilia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,575,714	SEK	(34,707)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,458,952	SEK	(29,696)
Biosynex	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	10,993	EUR	1,601
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,525,184	SEK	(21,620)
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	63,493	GBP	15,847
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	173,667	EUR	50,481
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	GSCO	3/14/25	641,191	EUR	217,490
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/18/23	124,577		13,902
Bonava	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	175,883	SEK	(183)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/23	559,388	NOK	(12,899)
Borr Drilling Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	104,110	NOK	(121)
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/23	141,171	EUR	5,575
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	1,749,057	SEK	(464)
Brederode	Euro STR + 0.35%	Monthly	JPHQ	11/21/23	49,567	EUR	(85)
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	172,467	GBP	(18,731)
Brunel International NV	1-Week STIBOR + 0.28%	Monthly	JPHQ	7/17/23	113,285	EUR	1,045
Budimex SA	1-Day FEDEF + 0.30%	Monthly	MSCS	11/20/23	34,694		2,666
Bumech SA	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	16,899		649
Burberry Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	11,014	GBP	4,109
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	126,243	CHF	1,022

90	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	85,071	EUR	$(5,676)
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	3/14/25	495,996	EUR	63,396
BW Offshore Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	167,490	NOK	213
Bytes Technology Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/07/23	161,880	GBP	(1,306)
C&C Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/24/23	86,950	GBP	(2,142)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	53,903	GBP	(8,739)
Cairo Communication SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	91,371	EUR	(5,597)
Cantargia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	137,696	SEK	(497)
Capital & Counties Properties PLC	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	282,579	ZAR	(753)
CapMan OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/23	55,063	EUR	(3,707)
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	52,897	GBP	30,124
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	72,226	EUR	11,865
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/23	1,856,013	DKK	(13,429)
Catena AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/17/23	732,167	SEK	(5,733)
Catena Media PLC	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,292,821	SEK	(26,064)
Cbrain A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	558,020	DKK	(6,146)
Cellectis	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	15,423	EUR	(523)
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	126,822	EUR	6,967
Cemig	1-Day FEDEF + 1.00%	Monthly	MSCO	9/26/23	324,935		43,937
Central Asia Metals PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/25/23	54,937	GBP	7,585
CentralNic Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	113,046	GBP	2,528
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	258,737	GBP	36,139
Cerillion	1-Day SONIA + 0.35%	Monthly	MSCS	11/29/23	9,100	GBP	62
Chemometec	1-Week CIBOR + 0.28%	Monthly	SEBA	11/15/23	749,708	DKK	659
Chemring Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/23	61,860	GBP	2,500
Cherry AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	11,155	EUR	181
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	11,830	GBP	309
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	12/01/23	2,382	GBP	12
Ciech SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	55,148		14,483
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/23	155,363	EUR	(12,707)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,138,898	SEK	(82,328)
CLIQ Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	119,037	EUR	14,647
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	3,479,783	SEK	5,596
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/23	166,101	EUR	6,560
COFACE	1-Day EONIA + 0.30%	Monthly	MSCS	7/14/23	216,201	EUR	49,460
Coltene Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	35,696	CHF	(797)
Compagnie des Alpes	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	117,351	EUR	(8,775)
Compleo	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	14,474	EUR	(1,193)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/13/23	253,144	GBP	(43,917)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	139,920	EUR	2,599
ContourGlobal PLC	1-Day SONIA + 0.40%	Monthly	BZWS	6/02/23	524,210	GBP	(58)
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,910,991	SEK	(72,224)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	176,314	SEK	(100)
Crest Nicholson Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	89,165	GBP	(3,394)
CRH PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	105,448	GBP	17,596
Croda International PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/23	401,917	GBP	(21,376)
CropEnergies AG	Euro STR + 0.35%	Monthly	JPHQ	10/18/23	91,453	EUR	(4,660)
CS Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	15,080	CHF	(2,013)
Curro Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	175,177	ZAR	196
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,732	GBP	(892)
CVS Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/30/23	30,834	GBP	2,615

franklintempleton.com	Semiannual Report	91

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	864,691	DKK	$25,725
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	215,115	EUR	1,482
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	155,078	EUR	1,655
Danone SA	1-Month LIBOR + 0.40%	Monthly	GSCO	3/14/25	1,149,365	EUR	(156,377)
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	213,468	ZAR	(514)
DBV Technologies	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	14,774	EUR	(273)
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	244,601	GBP	(32,372)
DCP Midstream Partners LP	1-Day FEDEF + 1.00%	Monthly	MSCO	9/21/23	850,733		15,810
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	213,391	EUR	(13,684)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	201,810	EUR	4,557
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/23	177,020	EUR	11,191
Deutsche Telekom AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	58,603	EUR	(859)
Deutz AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	33,461	EUR	928
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	177,749	CHF	(6,307)
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/14/23	2,600,625	NOK	(175)
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	206,524	GBP	(34,309)
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/23	124,815	CHF	5,033
Dustin Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	10/18/23	1,068,539	SEK	524
Eco Atlantic	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	9,894	GBP	(284)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	49,735	EUR	1,585
Edenred	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/23	144,611	EUR	14,693
EDF	1-Day EONIA + 0.65%	Monthly	MSCO	9/22/23	356,322	EUR	1,939
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	163,162	CHF	(3,887)
Eiffage SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	133,182	EUR	12,273
El.En. SpA	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	195,296	EUR	23,370
Elecnor SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	37,411	EUR	(1,863)
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/29/23	100,869	GBP	28,155
Eletrobras	1-Day FEDEF + 1.00%	Monthly	MSCO	1/16/24	3,221,187		399,059
Elia Group SA	Euro STR + 0.35%	Monthly	JPHQ	7/28/23	101,270	EUR	4,808
Elis SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	3/14/25	338,534	EUR	(10,305)
Elkem ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/13/23	3,126,761	NOK	52,897
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/23	86,233	EUR	20,671
ElringKlinger AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,166	EUR	(24)
Enad Global 7 AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	129,182	SEK	383
Encavis AG	Euro STR + 0.35%	Monthly	JPHQ	11/15/23	69,784	EUR	1,743
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	296,656		(99,097)
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/23	39,745		2,629
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	BZWS	2/14/23	158,846		10,428
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/23	90,194		5,313
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/23	168,520	EUR	35,114
ENI SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	29,821	EUR	225
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,916	GBP	178
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	SEBA	11/27/23	176,812	SEK	72
Entain PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	578,087	GBP	(101,423)
Equatorial Energia SA	1-Day FEDEF + 1.00%	Monthly	MSCO	9/26/23	571,540		24,803
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,507,805	NOK	15,363
Eramet	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	16,205	EUR	687
Ercros SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	196,416	EUR	(11,556)
Ergomed PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	57,743	GBP	23,746
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	2,078,727	SEK	(19,201)
ESG Core Investments BV	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/23	41,835	EUR	(2,284)
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	57,171	EUR	(6,226)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	280,540	EUR	1,651
Europris ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,632,237	NOK	16,797

92	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Eutelsat SA	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	15,943	EUR	$(668)
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	36,914	EUR	(1,086)
Exxaro Resources Ltd.	1-Day SABOR + 0.36%	Monthly	MSCS	7/17/23	1,960,755	ZAR	18,201
Faes Farma SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/23	96,282	EUR	(6,612)
FD Technologies PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	125,484	GBP	(39,115)
Ferrexpo PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,888	GBP	(160)
Fingerprint Cards	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	177,649	SEK	(787)
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/23	180,739	GBP	(22,264)
Flex LNG Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	548,765	NOK	9,895
FLSmidth & Co. A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	10/19/23	1,116,152	DKK	20,042
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	29,435	EUR	1,969
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/23	285,543	ZAR	(228)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/23	40,981	GBP	(933)
Frasers Group PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/23	175,175	GBP	70,200
Frasers Group PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/23	161,264	GBP	29,744
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	198,519	CHF	7,835
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	45,210	GBP	(2,647)
Gas Plus SpA	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	11,550	EUR	(98)
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/24	—		—
GB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,571	GBP	(1,425)
Genfit	1-Day EONIA + 0.30%	Monthly	MSCS	11/01/23	31,876	EUR	(4,070)
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,113,903	DKK	41,188
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	228,317	EUR	26,014
Getinge AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,619,029	SEK	9,168
GFT Technologies SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	83,814	EUR	2,326
GK Software SE	Euro STR + 0.35%	Monthly	JPHQ	8/07/23	50,592	EUR	8,462
Glanbia PLC	1-Day EONIA + 0.35%	Monthly	MSCS	10/27/23	2,917	EUR	60
Global Dominion Access SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/18/23	64,476	EUR	(9,147)
Global Fashion Group	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,129	EUR	(630)
Grand City Properties SA	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	15,984	EUR	(731)
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	136,123	GBP	(24,356)
Greggs PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	55,825	GBP	15,922
Grieg Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	2,088,606	NOK	(88,424)
Grindrod Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	287,367	ZAR	(138)
Groupe Casino	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	16,151	EUR	(638)
Groupe LDLC	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	122,889	EUR	(34,135)
Groupe Renault	1-Day EONIA + 0.30%	Monthly	MSCS	10/03/23	150,634	EUR	25,640
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	109,352		5,623
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/10/23	14,146	EUR	996
GSK PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	172,615	GBP	13,748
Guerbet	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	51,150	EUR	(11,496)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	625,337	DKK	(2,755)
H+H International A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	671,480	DKK	(18,702)
Halkbank	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	16,936		(212)
Hammerson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	278,741	ZAR	(281)
Hammerson PLC	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	13,826	GBP	(450)
Hanwha Solutions	1-Day FEDEF + 0.30%	Monthly	MSCO	7/31/23	715,440		21,090
Harbour Energy	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	89,113	GBP	(13,135)
Hargreaves Lansdown PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/30/23	65,022	GBP	5,647
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/23	124,860	EUR	7,981
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	659,563	EUR	18,363
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	244,456	EUR	5,212
Heineken Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	63,609	EUR	3,651
Hemnet Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/23	1,512,886	SEK	(18,903)
Hensoldt AG	Euro STR + 0.35%	Monthly	JPHQ	8/23/23	189,638	EUR	2,617

franklintempleton.com	Semiannual Report	93

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	279,630	EUR	$21,770
HEXPOL AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/03/23	821,216	SEK	4,259
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/23	14,773	GBP	2,367
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/23	45,095	GBP	(7,205)
Hochschild Mining PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	14,050	GBP	261
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	137,777	SEK	(385)
Hollywood Bowl Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	60,677	GBP	5,441
home24	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,174	EUR	13
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	100,711	EUR	4,030
Hotel Chocolat Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	6,975	GBP	(440)
Huber + Suhner AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	181,764	CHF	(4,355)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	210,640	EUR	27,431
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	541,701	SEK	(6,064)
Humble Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	82,404	SEK	69
Hunting PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,840	GBP	112
Hurricane Energy PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	41,573	GBP	2,549
IG Design Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	5,183	GBP	700
IGas Energy PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	2,982	GBP	(12)
Illimity Bank	Euro STR + 0.35%	Monthly	JPHQ	11/13/23	92,979	EUR	568
Immobiliare Grande Distribuzione SIIQ SpA	1-Day EONIA + 0.30%	Monthly	JPHQ	7/17/23	111,956	EUR	1,091
Immofinanz	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	15,957	EUR	(212)
Inchcape PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/28/23	161,897	GBP	34,795
Indivior PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	164,464	GBP	21,502
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	160,341	EUR	10,334
Industria de Diseno Textil Inditex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/22/23	53,864	EUR	3,057
Inmobiliaria Colonial	1-Day EONIA + 0.35%	Monthly	MSCS	11/27/23	16,159	EUR	(213)
Innovatec SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	211,404	EUR	(11,766)
International Petroleum Corp.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	635,863	SEK	16,067
Intervest Offices & Warehouses NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	101,838	EUR	(5,910)
Intrum AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,342,989	SEK	(33,730)
Investec Property Fund	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	287,619	ZAR	(10)
Inwido AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,998,480	SEK	(15,132)
IOG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	11,108	GBP	1,691
Ion Beam Applications SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	55,330	EUR	1,030
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	13,879	GBP	(330)
Ipsos Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	81,769	EUR	17,933
Iren	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	98,168	EUR	5,965
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	376,719	DKK	1,163
ITM Power PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	14,175	GBP	671
ITV PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/23	482,897	GBP	20,028
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/23	101,951	EUR	1,891
IVU Traffic Technologies AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	28,746	EUR	5,436
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	38,582	EUR	1,820
JD Sports Fashion PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	151,487	GBP	686
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/23	130,496	GBP	24,000
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	235,805	CHF	14,750
Just Eat Takeaway.com NV	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	14,068	GBP	229
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	14,175	GBP	245
Jyske Bank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	120,051	DKK	(122)
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	2,932,652	ZAR	14,146
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	103,443	GBP	(5,680)

94	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	49,230	GBP	$765
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	105,336	EUR	7,200
Kering SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	3/14/25	871,783	EUR	16,810
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	88,325		(18,107)
Kesko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/14/23	218,329	EUR	(23,879)
K-Fast Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	176,213	SEK	321
Kid ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	595,029	NOK	(13,132)
Kion Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,192	EUR	(208)
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/23	146,919	EUR	1,365
Koc Holding	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	183,124		130,090
Koenig & Bauer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	52,246	EUR	4,490
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/23	33,817	EUR	156
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	635,598	NOK	15,989
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	172,116	EUR	(5,669)
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	119,613	EUR	11,128
Koninklijke KPN NV	Euro STR + 0.35%	Monthly	JPHQ	10/11/23	148,931	EUR	7,492
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	288,102	EUR	17,448
Kuehne + Nagel AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/23	156,504	CHF	6,818
Laboratorios Farmaceuticos Rovi SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/14/23	211,085	EUR	(62,141)
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	71,755	EUR	(2,210)
Lastminute.com Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	11,095	CHF	(40)
Leonardo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	204,265	EUR	12,464
Leonteq AG	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	190,417	CHF	(4,245)
LG Chem Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/10/23	1,797,557		66,869
LG Energy Solution Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCO	8/03/23	1,987,659		(45,180)
Linde PLC	Euro STR + 0.35%	Monthly	JPHQ	10/20/23	36,001	EUR	486
Link Mobility Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	167,155	NOK	(694)
Logista	1-Day EONIA + 0.35%	Monthly	MSCS	9/14/23	108,553	EUR	15,579
Logo Yazilim AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	88,851		903
Lookers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	46,033	GBP	2,988
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/14/23	3,256,314	SEK	64,972
Luceco PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	9,857	GBP	(595)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA + 0.40%	Monthly	GSCO	3/14/25	173,666	EUR	125,399
M.P. Evans Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	36,476	GBP	3,840
Mabion	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	4,902		(94)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/23	173,833	EUR	(8,395)
Maisons du Monde France SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	110,448	EUR	36,188
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/14/23	248,059	GBP	(47,449)
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	136,434	EUR	(34,403)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	193,943	GBP	(16,164)
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,860	GBP	(794)
MAS PLC	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	3,602,393	ZAR	4,256
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	76,553		45,933
ME Group International PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/28/23	2,071	GBP	(4)
Media and Games Invest SE	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,203,311	SEK	(25,730)
Mediaset Espana Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	81,464	EUR	(6,199)
Melexis NV	Euro STR + 0.35%	Monthly	JPHQ	8/18/23	148,629	EUR	11,539
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	118,755	EUR	6,352
Mercator Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	16,882		(346)
Mercedes-Benz Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	175,340	EUR	10,724

franklintempleton.com	Semiannual Report	95

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	117,749	EUR	$14,051
Merck KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	123,117	EUR	3,297
MERLIN Properties SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	133,377	EUR	(3,552)
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	134,689	EUR	35,462
Metall Zug AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	33,390	CHF	1,989
Metro Bank PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	7,904	GBP	79
MFE	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	30,551	EUR	320
MFE	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,374	EUR	286
Migros Ticaret	1-Day FEDEF + 0.30%	Monthly	MSCS	9/08/23	52,280		15,977
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	14,008	GBP	(247)
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	228,629	GBP	34,412
MLP SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	22,541	EUR	2,429
Mo-Bruk SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	58,698		(1,343)
Molecular Partners	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	15,766	CHF	(251)
Molten Ventures PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	34,072	GBP	1,020
Montana	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	16,122	CHF	872
Moonpig Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	161,319	GBP	2,705
Morgan Advanced Materials	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	161,297	GBP	24,043
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	198,366	GBP	(27,219)
Motus Holdings Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	2,470,753	ZAR	5,560
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,087,252	NOK	(15,722)
MPS	Euro STR	Monthly	JPHQ	11/27/23	16,135	EUR	641
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/13/23	4,046,567	ZAR	8,985
MTU Aero Engines AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	142,398	EUR	16,486
Muenchener Rueckversicherungs Gesellschaft AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	27,631	EUR	2,256
MultiChoice Group Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/23	2,932,655	ZAR	2,090
National Express Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/25/23	177,067	GBP	(2,168)
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	172,378	GBP	21,588
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,629,377	SEK	(5,512)
Neinor Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/23	245,151	EUR	(58,287)
Nemetschek SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	143,910	EUR	3,311
NEPI Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCS	11/17/23	2,465,299	ZAR	4,085
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/23	1,548,710	ZAR	4,931
New Wave Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,616,623	SEK	63,920
New Work SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	157,091	EUR	36,155
Newriver Reit PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	140,630	GBP	(23,109)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	140,416	EUR	1,277
Next Fifteen Communications Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	76,211	GBP	10,171
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/23	804,833	DKK	(12,571)
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	374,148	DKK	(571)
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	222,752	EUR	(15,104)
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	195,164	EUR	7,345
Nordic Nanovector	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	113,745	NOK	(231)
Nordic Semiconductor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	297,267	NOK	6,542
Norske Skog ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,189,058	NOK	(6,670)
Northern Data AG	Euro STR	Monthly	JPHQ	11/27/23	3,453	EUR	(311)
Novacyt Group	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	9,865	EUR	1,006
Novo Nordisk AS	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,108,434	DKK	11,064
NRC Group ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	354,318	NOK	(5,923)
NSI NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,001	EUR	(372)
NTG Nordic Transport Group	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/23	339,474	DKK	(657)
OC Oerlikon	1-Day SARON + 0.35%	Monthly	JPHQ	10/19/23	154,255	CHF	(8,433)
OCI NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	147,424	EUR	16,139

96	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
ODAS Elektrik Uretim ve Sanayi Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	8/24/23	65,405		$28,525
Odfjell Drilling	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	129,938	NOK	210
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,927,765	NOK	6,304
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/23	3,300,849	ZAR	12,752
OMV AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	80,510	EUR	583
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	224,413	GBP	10,431
Oncopeptides AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	178,251	SEK	1,216
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,284	EUR	481
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	29,078		2,486
Ordina NV	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	215,828	EUR	22,524
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/23	60,132	EUR	(8,846)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	96,726	CHF	7,873
Orkla ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/23	1,795,536	NOK	(27,299)
Orpea SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	69,465	EUR	(13,252)
Orr Energy Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	173,977	SEK	(1,025)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	70,024	EUR	(2,912)
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/23	214,053	GBP	(4,595)
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	15,866	CHF	(28)
Outokumpu OYJ	Euro STR + 0.28%	Monthly	SEBA	7/25/23	203,859	EUR	33,646
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/23	115,912	EUR	6,711
OZAK GMYO	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	129,882		79,511
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	156,068	GBP	14,616
Pan African Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	204,681	GBP	(13,801)
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/14/23	1,207,268	DKK	18,943
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/23	1,273,130	SEK	(6,157)
Partners Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/23	33,281	CHF	20
Patrizia	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,151	EUR	(23)
Peach Property Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	15,680	CHF	(809)
Pearson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/31/23	46,418	GBP	2,166
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,234,507	DKK	20,041
Petra Diamonds Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	8,325	GBP	(186)
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	116,467	EUR	3,535
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	164,122	NOK	430
Pfizer Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,081,016	SEK	(2,338)
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/14/23	205,711		(33,275)
PGS	1-Day FEDEF + 0.30%	Monthly	SEBA	11/27/23	166,188	NOK	132
Pharming Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	31,228	EUR	4,212
PKN Orlen	1-Day FEDEF + 0.30%	Monthly	MSCS	11/20/23	33,996		1,296
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	90,981	EUR	12,504
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	118,932	EUR	1,949
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/23	1,437,934	ZAR	(7,672)
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	29,426	GBP	(1,003)
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/23	91,115	EUR	3,156
PSI Software AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	68,103	EUR	(1,112)
PSP	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/23	16,140	CHF	(241)
QIAGEN NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	212,042	EUR	15,244
QinetiQ Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/10/23	117,289	GBP	649
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	16,147	EUR	(490)
Quantafuel	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	112,993	NOK	1,181
Quantum Genomics	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	5,459	EUR	(445)
Questerre Energy Corp.	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	111,216	NOK	290
Ramsay Health Care Ltd.	1-Month BBSW + 0.40%	Monthly	BZWS	4/21/23	365,997	AUD	3,577
Rana Gruber ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,068,437	NOK	306

franklintempleton.com	Semiannual Report	97

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	132,906	EUR	$4,823
Reach PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,911	GBP	(843)
Redefine Properties Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/12/23	2,321,259	ZAR	13,957
Renew Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	59,641	GBP	(3,507)
Renewi PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	209,468	GBP	(56,358)
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/23	82,331	EUR	21,487
Repsol SA	1-Day EONIA + 0.40%	Monthly	MSCO	10/24/23	1,028,008	EUR	57,522
Resilient REIT	1-Day SABOR + 0.70%	Monthly	MSCS	11/28/23	778,319	ZAR	(280)
Restaurant Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,768	GBP	(1,720)
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	145,440	EUR	(832)
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/13/23	160,577	EUR	22,320
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/23	158,465	CHF	33,987
Rightmove PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	97,434	GBP	(7,104)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	212,813	CHF	(7,409)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	1,311,590	DKK	(12,321)
Rothschild & Co.	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	157,224	EUR	25,195
Rovio Entertainment OYJ	Euro STR + 0.28%	Monthly	SEBA	9/04/23	89,044	EUR	2,232
RPS Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,946	GBP	(51)
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	253,059	EUR	(8,574)
S IMMO AG	Euro STR + 0.35%	Monthly	JPHQ	12/01/23	2,600	EUR	(34)
SA Corporate Real Estate Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/23	1,082,341	ZAR	3,858
Saab AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	878,917	SEK	(2,200)
Sabesp	1-Day FEDEF + 1.00%	Monthly	MSCO	9/26/23	389,102		37,397
Safestore Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/06/23	48,593	GBP	5,363
SAF-HOLLAND SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	152,559	EUR	16,128
Sagax AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/24/23	579,784	SEK	4,652
Saint Gobain	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	206,679	EUR	13,155
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/25/23	125,814	EUR	4,034
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/23	285,782	ZAR	(286)
Saras	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,154	EUR	(1,185)
Sartorius Stedim Biotech SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	56,925	EUR	281
Sartorius AG	1-Day EONIA + 0.30%	Monthly	JPHQ	7/19/23	115,227	EUR	(2,050)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/23	3,901,808	ZAR	(25,694)
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	258,620	GBP	(22,707)
SBB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	176,649	SEK	818
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	796,099	SEK	30,206
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/23	50,369	CHF	(427)
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/11/23	167,077	EUR	16,593
Seplat Energy	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	9,791	GBP	(21)
SESA	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	176,466	EUR	10,736
Shangji Auto	1-Day FEDEF + 0.30%	Monthly	MSCO	10/24/23	955,947		(143,723)
Sibanye Stillwater Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/14/23	2,708,287	ZAR	34,817
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/09/23	103,828	CHF	(4,473)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	201,566	EUR	15,093
SII	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	85,934	EUR	4,102
Siltronic AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	121,314	EUR	17,246
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	179,234	SEK	(590)
SIPEF	Euro STR + 0.35%	Monthly	JPHQ	7/13/23	48,048	EUR	(1,970)
Smart Eye AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	153,542	SEK	(196)
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	158,470	EUR	54,631
Smith & Nephew PLC	1-Day SONIA + 0.44%	Monthly	MSCS	11/14/23	1,343,371	GBP	41,904
Snam SpA	Euro STR + 0.35%	Monthly	JPHQ	10/13/23	106,450	EUR	5,282
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	172,357	EUR	37,664
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	GSCO	3/14/25	377,157	EUR	115,600
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/13/23	1,486,314	DKK	(10,033)

98	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	167,704	NOK	$2,389
SolTech Energy Sweden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	87,648	SEK	1,162
Solutions 30	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/23	15,990	EUR	(653)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	134,000	EUR	(5,469)
Sonova	Euro STR + 0.35%	Monthly	JPHQ	7/31/23	155,245	CHF	6,225
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	183,303	EUR	1,712
Southern Energy Corp.	1-Day SONIA + 0.35%	Monthly	MSCS	11/29/23	4,490	GBP	(29)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	97,556	GBP	(1,654)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,124,750	SEK	29,734
Stadler Rail AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/23	123,714	CHF	6,649
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	141,611	GBP	17,387
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	73,208	EUR	(6,675)
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	217,358	EUR	19,382
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/23	209,326	GBP	22,690
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,248,957	SEK	(32,647)
Stockmann PLC	Euro STR + 0.28%	Monthly	SEBA	7/12/23	157,977	EUR	(49,246)
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,599,856	NOK	40,640
Stora Enso Oyj	Euro STR + 0.28%	Monthly	SEBA	10/23/23	125,887	EUR	1,645
STORE Capital	OBFR + 0.45%	Monthly	BZWS	9/25/23	6,109,117		24,274
Storskogen Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	174,642	SEK	(564)
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	213,981	EUR	3,283
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	11/14/23	191,259	EUR	(1,702)
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/10/23	138,402	CHF	312
Superdry PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,711	GBP	(1,842)
Sureserve Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	31,525	GBP	(5,976)
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	97,600	EUR	15,117
Swatch Group Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	104,792	CHF	4,066
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/13/23	3,320,084	SEK	4,239
Swiss Life Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	223,451	CHF	4,995
Swiss Prime Site	1-Day SARON + 0.35%	Monthly	JPHQ	11/10/23	80,729	CHF	(3,288)
Swissquote Group Holding SA	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	60,003	CHF	3,659
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/23	679,100	DKK	25,952
Sylvania Platinum Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	90,912	GBP	24,930
Synthomer PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,819	GBP	(1,131)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	229,937	EUR	24,556
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	182,659		(53,101)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	60,137	GBP	56,305
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/23	163,802	EUR	25,782
Technip Energies NV	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/23	148,230	EUR	35,313
Telecom Plus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/06/23	147,016	GBP	65,333
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/23	285,949	ZAR	107
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	130,651	EUR	3,428
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/23	194,443	EUR	22,842
Thales	1-Day EONIA + 0.30%	Monthly	MSCS	8/23/23	141,313	EUR	1,341
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	32,680	GBP	3,163
THG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	14,040	GBP	141
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/23	2,503,010	ZAR	(8,689)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,224	EUR	204
TIM SpA	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	16,082	EUR	(1,120)
Tod’s SpA	Euro STR + 0.35%	Monthly	JPHQ	11/30/23	5,158	EUR	10
Toshiba Corp.	1-Day MUTSCALM + 0.55%	Monthly	MSCO	8/25/23	57,983,894	JPY	(40,016)
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	127,416	GBP	(8,693)
Transtema Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	963,597	SEK	(1,021)
Trelleborg AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	880,639	SEK	14,296
Tremor International Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/06/23	105,927	GBP	(613)

franklintempleton.com	Semiannual Report	99

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	130,045	EUR	$5,574
Tullow Oil PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	73,726	GBP	(2,689)
Turkiye Hava Yollari	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/23	67,753		62,858
Turkiye Sinai Kalkinma Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	16,860		223
TX Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	13,917	CHF	19
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	190,027	CHF	25,213
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	229,984	CHF	12,325
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/23	107,321	EUR	894
Unicaja Banco	1-Day EONIA + 0.35%	Monthly	MSCS	11/13/23	73,830	EUR	2,033
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/23	215,199	EUR	2,568
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/14/23	310,726	EUR	18,200
Universal Music Group NV	Euro STR + 0.35%	Monthly	JPHQ	10/12/23	81,189	EUR	11,300
Uponor OYJ	Euro STR + 0.28%	Monthly	SEBA	7/17/23	112,970	EUR	9,475
VakifBank	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	16,907		(118)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	235,127	CHF	9,146
Valora	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	6,976	CHF	(11)
Var Energi	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/23	931,149	NOK	4,537
Varia US Properties AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/23	22,553	CHF	387
Vastned Retail NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/23	12,329	EUR	(353)
VEF	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	105,889	SEK	(145)
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/24/23	712,773	NOK	(2,303)
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	128,267	EUR	45,361
Verbund AG	Euro STR + 0.35%	Monthly	JPHQ	8/23/23	31,303	EUR	3,047
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	115,303	GBP	(20,178)
Vetropack	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	105,693	CHF	(1,616)
VIB Vermoegen AG	Euro STR + 0.35%	Monthly	JPHQ	7/12/23	74,837	EUR	(5,328)
Victoria PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	13,770	GBP	(919)
Vilmorin & Cie SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/23	53,593	EUR	11,186
Virgin Money PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	62,346	GBP	24,879
Vitec Software Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	917,306	SEK	(7,283)
Vitesco Technologies	Euro STR + 0.35%	Monthly	JPHQ	9/04/23	111,595	EUR	(9,553)
VNV Global	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/23	179,233	SEK	(841)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/23	1,853,842	GBP	(493,132)
Volkswagen AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	60,350	EUR	979
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	111,778	CHF	(229)
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/24/23	2,788,084	ZAR	5,567
Wacker Chemie AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	186,875	EUR	4,249
Wacker Neuson SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	119,328	EUR	5,615
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	183,277	NOK	5,170
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	297,550	GBP	(172,955)
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	94,456	EUR	2,646
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	208,028	GBP	(32,554)
Wienerberger AG	Euro STR + 0.35%	Monthly	JPHQ	10/09/23	123,929	EUR	7,067
Wihlborgs Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/23	1,873,608	SEK	14,184
WithSecure	Euro STR + 0.28%	Monthly	SEBA	7/17/23	16,286	EUR	(1,067)
Woodbois Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	11/28/23	6,175	GBP	(400)
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	91,280	GBP	(4,478)
WPP PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/23	125,829	GBP	15,192
Wuestenrot & Wuerttembergische AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	75,610	EUR	(1,464)
Xior Student Housing NV	Euro STR + 0.35%	Monthly	JPHQ	7/28/23	164,264	EUR	(12,936)
XXL ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/23	72,332	NOK	117
Yamana Gold Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/29/23	280,794		13,724
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/23	1,081,367	NOK	13,365
YouGov	1-Day SONIA + 0.35%	Monthly	MSCS	10/27/23	42,618	GBP	4,126

100	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Long[a] (continued)
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	249,776	CHF	$7,818
Zepak Corp.	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/23	16,950		(101)
Zephyr Energy	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/23	9,469	GBP	(125)
Zug Estates Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	9,966	CHF	(7)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/23	29,622	EUR	(112)
Zur Rose Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/23	15,591	CHF	(1,086)

							1,915,929

Equity Contracts – Short[d]
1Life Healthcare Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	10/25/23	263,069		1,426
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,207,050	SEK	(14,768)
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/23	58,308	GBP	(25,964)
ABB Ltd.	1-Day SARON - 0.35%	Monthly	JPHQ	10/31/23	76,869	CHF	(1,637)
ABB Ltd.	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	351,288	SEK	138
ABOUT YOU Holding SE	Euro STR - 6.00%	Monthly	JPHQ	7/17/23	38,923	EUR	(3,077)
Abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	114,426	GBP	32,202
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	165,987	EUR	(952)
ACEA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	48,915	EUR	(454)
Acomo NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	42,767	EUR	(1,451)
Adecco	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	123,986	CHF	4,608
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	72,473	EUR	(21,212)
Adevinta ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,805,341	NOK	(39,901)
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	147,383	GBP	(10,872)
AECI Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	9/20/23	2,482,796	ZAR	(9,447)
Aeffe	Euro STR - 3.20%	Monthly	JPHQ	8/08/23	34,836	EUR	635
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/23	325,240	NOK	(4,136)
Agnico Eagle Mines Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCO	11/29/23	98,826		(3,314)
Agronomics Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	47,089	GBP	5,421
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	32,196	EUR	424
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,198,151	NOK	(9,374)
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/23	77,006	NOK	2,801
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/23	379,129	NOK	1,362
AkzoNobel NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	189,328	EUR	(6,379)
Alcadon Group AB	1-Week STIBOR - 6.00%	Monthly	SEBA	7/17/23	155,375	SEK	(8)
Alfa Laval AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	353,011	SEK	111
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	33,326	EUR	2,484
Allianz SE	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	32,371	EUR	90
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	217,554	CHF	6
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/23	1,239,459	DKK	(17,411)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/23	113,512	EUR	2,820
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	99,699	GBP	(43,338)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/23	156,177	EUR	(15,307)
Aluflexpack AG	Euro STR - 0.85%	Monthly	JPHQ	7/17/23	45,231	CHF	(7,970)
Ambu A/S	1-Week CIBOR - 1.50%	Monthly	SEBA	7/17/23	453,417	DKK	(12,925)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	50,506	EUR	512
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	84,356	EUR	1,898
AngloGold Ashanti Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	10/06/23	3,110,649	ZAR	(38,431)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	198,364	EUR	(12,305)
Anora Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/23	81,104	EUR	6,583
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	15,845	EUR	(291)
Antero Resources Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	10/23/23	116,658		(1,581)
Antin Infrastructure Partners	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	156,201	EUR	4,779
Aramis Group	1-Day EONIA - 8.50%	Monthly	MSCS	7/17/23	75,799	EUR	(13,220)

franklintempleton.com	Semiannual Report	101

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	69,266	CHF	$1,065
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/23	133,760		(41,679)
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	119,187	EUR	19,529
Aroundtown SA	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	47,714	EUR	(4,591)
Ascential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	214,864	GBP	21,714
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	41,726	EUR	(1,628)
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/23	111,890		(120,885)
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	78,926	GBP	(16,208)
ASOS PLC	1-Day SONIA - 0.88%	Monthly	MSCS	9/29/23	65,480	GBP	(5,369)
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,242,366	ZAR	2,673
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	352,027	SEK	463
AstraZeneca PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	28,008	GBP	(420)
AstraZeneca PLC	1-Day SONIA - 0.30%	Monthly	SEBA	11/27/23	354,432	SEK	(567)
Atlas Copco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	352,902	SEK	308
Atlas Copco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	353,024	SEK	437
Atos SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	66,187	EUR	(22,279)
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/23	188,413	EUR	4,898
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	921,293	SEK	(18,104)
Avon Protection PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	126,646	GBP	(11,256)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	110,024	EUR	(5,983)
B&M European Value Retail SA	1-Day SONIA - 0.30%	Monthly	MSCS	10/31/23	142,158	GBP	(36,326)
B&S Group SA	Euro STR - 0.30%	Monthly	JPHQ	10/12/23	39,621	EUR	(2,184)
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	159,083	CHF	(29,247)
Banca Generali SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	171,541	EUR	(1,687)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/23	256,065	CHF	9,171
Barloworld Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/23	2,040,169	ZAR	(11,940)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/23	42,414	EUR	(2,140)
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/23	104,131	EUR	(12,668)
BAWAG Group AG	Euro STR - 0.30%	Monthly	JPHQ	10/23/23	135,643	EUR	2,818
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	150,250	EUR	(1,485)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	270,963	EUR	(17,186)
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	76,602	EUR	(3,238)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,825,521	SEK	(34,191)
Believe SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	24,798	EUR	(8,394)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	243,492	CHF	(10,922)
Berkeley Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	148,220	GBP	1,289
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/23	38,806	EUR	(1,417)
BHP Group Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	12/01/23	4,588	GBP	(22)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	239,329	EUR	(42,835)
Boohoo Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	72,542	GBP	(1,939)
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/23	75,871	EUR	4,037
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	208,530	CHF	(8,759)
Bouygues Telecom	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	124,967	EUR	3,444
Bpost	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	6,781	EUR	43
Bufab AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	633,273	SEK	6,779
Bunzl PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,828	GBP	337
Bureau Veritas SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	181,015	EUR	3,251
Burford Capital Ltd.	1-Day SONIA - 0.63%	Monthly	MSCS	7/17/23	159,256	GBP	12,769
Burkhalter	1-Day SARON - 0.35%	Monthly	JPHQ	9/20/23	57,416	CHF	(1,715)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/23	1,170,166	NOK	(18,464)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/03/23	218,050	CHF	(18,487)
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	285,252	EUR	11,782
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/23	1,055,141	NOK	(11,811)
CaixaBank SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	122,732	EUR	(30,653)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/23	159,077	EUR	(11,584)
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	1,065,231	SEK	(18,247)

102	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/23	5,504,065	ZAR	$(16,474)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	77,792	EUR	(6,412)
Carnival Corp.	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	211,401	GBP	(10,855)
Castellum AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,619,531	SEK	16,279
CCC SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/23	59,726		4,249
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/23	193,073		(83,862)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/23	387,499	EUR	60,533
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	77,414	GBP	(3,972)
CEWE Stiftung & Co. KGaA	Euro STR - 0.75%	Monthly	JPHQ	9/01/23	44,237	EUR	(6,450)
CGG SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	100,684	EUR	13,118
Cint Group AB	1-Week STIBOR - 0.45%	Monthly	SEBA	7/17/23	168,832	SEK	1,237
CIR SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	31,854	EUR	1,023
Civitas Social Housing PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	143,834	GBP	22,652
Clicks Group Ltd.	1-Day SABOR - 1.25%	Monthly	MSCS	10/06/23	3,363,132	ZAR	(7,685)
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	135,214	GBP	(9,912)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/23	418,141	NOK	8,276
CMC Markets PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	95,677	GBP	429
Coca-Cola HBC AG	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,872	GBP	229
Cofinimmo	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	97,038	EUR	5,339
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	401,735	DKK	(1,388)
Colruyt SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	215,511	EUR	4,178
Compass Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	28,062	GBP	(558)
Concentric AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/23	553,262	SEK	(3,186)
Convatec Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	149,626	GBP	(10,180)
Corbion NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	178,576	EUR	(7,479)
Corporacion Acciona	1-Day EONIA - 0.50%	Monthly	MSCO	10/13/23	561,016	EUR	15,832
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	150,854	CHF	(8,045)
Covestro AG	Euro STR - 0.30%	Monthly	JPHQ	11/06/23	113,078	EUR	(6,021)
Covivio SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	100,165	EUR	(179)
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	112,786	EUR	(8,545)
Credit Agricole SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	108,937	EUR	(9,499)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/23	27,862	GBP	341
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	125,725	EUR	1,276
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	148,481		(2,290)
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	303,653	CHF	(5,753)
D’Amico	Euro STR	Monthly	JPHQ	9/04/23	44,606	EUR	(4,334)
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	32,253	EUR	265
De La Rue PLC	1-Day SONIA - 0.66%	Monthly	MSCS	7/17/23	43,252	GBP	(4,574)
Deliveroo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	58,464	GBP	(4,224)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	125,337	EUR	(17,808)
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	7/25/23	232,887	EUR	(32,512)
Deutsche Beteiligungs AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	96,066	EUR	(10,376)
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	32,288	EUR	(444)
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	212,538	EUR	1,772
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,894	GBP	(292)
Digital Bros Group	Euro STR - 0.80%	Monthly	JPHQ	10/13/23	127,170	EUR	8,440
Digital Value SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	20,317	EUR	26
Dignity PLC	1-Day SONIA - 1.97%	Monthly	MSCS	7/17/23	47,221	GBP	6,390
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	220,452		(34,166)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,456,657	ZAR	(3,598)
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,135,496	SEK	(29,770)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/23	279,310	CHF	(2,824)
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/23	554,783	ZAR	(3,936)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/23	352,538	DKK	(4,516)
Dufry AG	1-Day SARON - 0.35%	Monthly	BZWS	11/17/23	373,448	CHF	(7,149)
Ebro Foods SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/13/23	157,338	EUR	3,679

franklintempleton.com	Semiannual Report	103

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	204,086	EUR	$(62,887)
EDP Renovaveis SA	1-Day EONIA - 0.50%	Monthly	MSCO	10/13/23	613,568	EUR	824
Electrolux AB	1-Week STIBOR - 1.00%	Monthly	SEBA	10/03/23	1,264,433	SEK	(31,951)
Elior Group SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/14/23	113,279	EUR	(49,531)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/23	48,768	EUR	167
Emmi	1-Day SARON - 0.35%	Monthly	JPHQ	9/04/23	118,712	CHF	(6,261)
Ems-chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	158,694	CHF	1,656
Enagas SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/18/23	35,387	EUR	(638)
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/23	122,382	EUR	(11,798)
ENEL SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	119,780	EUR	(8,547)
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/23	49,100	EUR	(633)
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	93,024	GBP	(36,233)
Entra ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/13/23	2,186,324	NOK	29,230
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	353,911	SEK	(387)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,693,203	SEK	(10,074)
Eregli Demir ve Celik Fabrikalari TAS	1-Day FEDEF - 5.00%	Monthly	MSCS	7/14/23	100,949		(51,422)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/12/23	84,123	EUR	(2,560)
Esprinet	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	57,202	EUR	325
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	134,251	GBP	(42,767)
EssilorLuxottica SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	60,913	EUR	(12,976)
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,541,268	SEK	(1,965)
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	79,324	EUR	2,110
Eurotech	Euro STR - 10.60%	Monthly	JPHQ	8/04/23	72,901	EUR	(1,818)
Evolution	1-Week STIBOR - 0.28%	Monthly	SEBA	11/29/23	56,021	SEK	4,813
Exasol AG	Euro STR - 2.05%	Monthly	JPHQ	7/17/23	2,364	EUR	57
EXMAR	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	48,311	EUR	(447)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,928	GBP	228
Fabege AB	1-Week STIBOR - 0.28%	Monthly	SEBA	10/04/23	515,004	SEK	(8,440)
Faurecia SE	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	206,480	EUR	(33,640)
Ferguson PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,711	GBP	1,359
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	163,615	EUR	(5,437)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	315,843	EUR	(11,948)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/23	235,278	GBP	(61,378)
Fielmann AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	214,030	EUR	(5,168)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	182,662	EUR	(19,338)
Flow Traders NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	73,172	EUR	4,253
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/29/23	150,447	EUR	5,165
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	165,372	GBP	(34,888)
Fortress REIT Ltd.	1-Day SABOR - 0.56%	Monthly	MSCS	7/12/23	4,866,602	ZAR	(16,759)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	201,332	EUR	56,197
Fresenius Medical Care AG & Co.	1-Day FEDEF - 0.50%	Monthly	JPHQ	11/20/23	16,062	EUR	(291)
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	173,993	GBP	(65,010)
Friedrich Vorwerk Group SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	88,826	EUR	(10,942)
Fugro	Euro STR - 0.30%	Monthly	JPHQ	10/12/23	78,359	EUR	(7,231)
GAM	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	3,271	CHF	(469)
Generali Group	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	60,035	EUR	(1,992)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	157,640	GBP	20,949
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	210,400	EUR	33,955
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	109,890	CHF	(7,660)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	1,686,632	NOK	7,431
Granges AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,225,477	SEK	(3,399)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	195,446	GBP	27,222
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	181,075	GBP	40,740
Grenergy Renovables SA	1-Day EONIA - 1.75%	Monthly	MSCS	12/01/23	10,500	EUR	17
Grifols SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	74,056	EUR	26,440

104	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	217,976	EUR	$(27,424)
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	32,288	EUR	5
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	219,643	EUR	(1,550)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	161,301	EUR	(20,731)
Gurit	Euro STR - 1.20%	Monthly	JPHQ	7/17/23	125,757	CHF	(3,694)
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	24,097	EUR	8,444
The Gym Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	53,205	GBP	26,146
Halfords Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/11/23	71,726	GBP	(14,039)
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/27/23	98,022	GBP	224
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/23	75,734	EUR	1,827
Hannover Re	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	32,586	EUR	(293)
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	GSCO	3/14/25	243,195	EUR	(100,682)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	375,436	SEK	(247)
Heineken Holding NV	Euro STR - 0.35%	Monthly	JPHQ	11/27/23	32,198	EUR	160
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/23	5,828		(202,426)
Helical PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	58,658	GBP	8,990
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	196,847	GBP	16,589
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	165,243	EUR	(11,008)
Henkel AG & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	43,286	EUR	(753)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	GSCO	3/14/25	2,651,823	SEK	71,965
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	40,515	GBP	6,000
Hera	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	84,477	EUR	(53)
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/23	69,550	EUR	(9,472)
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	939,694	NOK	(4,749)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/23	406,589	NOK	(1,902)
HIAG Immobilien Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	45,975	CHF	(363)
Hill & Smith Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	134,749	GBP	(16,643)
Hiscox Ltd. ORD	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	120,985	GBP	(20,656)
Hitachi Transport System Ltd.	1-Day MUTSCALM - 0.40%	Monthly	MSCO	9/22/23	2,255,347	JPY	(213)
HMM Co. Ltd.	1-Day FEDEF - 3.50%	Monthly	MSCS	8/10/23	252,628		(6,852)
HomeServe	1-Day SONIA - 0.35%	Monthly	MSCO	9/21/23	757,302	GBP	(1,318)
Horizonte Minerals PLC	1-Day SONIA - 11.00%	Monthly	MSCS	8/10/23	14,204	GBP	(1,939)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/23	1,818,676	SEK	(31,644)
Huhtamaki OYJ	Euro STR - 0.28%	Monthly	SEBA	7/13/23	179,945	EUR	9,350
Husqvarna AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/01/23	983,833	SEK	(21,583)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/23	125,222	EUR	13,342
Hyprop Investments Ltd.	1-Day SABOR - 2.00%	Monthly	MSCS	7/17/23	1,549,554	ZAR	2,175
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/01/23	1,115,683	EUR	(2,853)
Iberdrola SA	1-Day EONIA - 0.35%	Monthly	MSCS	11/27/23	32,316	EUR	(78)
Icade SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	116,512	EUR	9,133
Idorsia	Euro STR - 6.50%	Monthly	JPHQ	7/17/23	170,491	CHF	7,447
Ilika PLC	1-Day SONIA - 2.50%	Monthly	MSCS	7/17/23	3,147	GBP	1,194
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	43,635	EUR	(1,818)
IMI PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/26/23	61,663	GBP	(1,184)
Industrial Select Sector Index	1-Day FEDEF - 0.12%	Monthly	MSCS	8/22/23	352,689		(1,088)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	164,937	EUR	(3,469)
InPost SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	275,704	EUR	(11,722)
Instone Real Estate Group SE	Euro STR - 0.70%	Monthly	JPHQ	8/21/23	144,262	EUR	(7,045)
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	107,710	GBP	(23,233)
InterContinental Hotels Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,901	GBP	(194)
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	104,453	EUR	(18,435)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/26/23	118,943	CHF	(1,589)
Intertek Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	151,977	GBP	(3,243)
Intesa Sanpaolo SpA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	178,565	EUR	2,306
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/23	3,369,451	SEK	(37,143)

franklintempleton.com	Semiannual Report	105

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,195,552	SEK	$(10,729)
IQE PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/17/23	152,613	GBP	(59,091)
Italian Wine Brands SpA	Euro STR - 1.30%	Monthly	JPHQ	7/17/23	30,638	EUR	(1,502)
Italtile Ltd.	1-Day SABOR - 0.63%	Monthly	MSCS	8/08/23	258,838	ZAR	691
ITV PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	109,237	GBP	(19,297)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	37,240	GBP	2,086
JCDecaux SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	149,201	EUR	(14,742)
Jenoptik AG NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	187,821	EUR	(17,657)
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,734,026	SEK	8,580
John Wood Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	173,657	GBP	6,531
Johnson Service Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	107,926	GBP	6,835
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	231,977	GBP	(64,391)
Jupiter Fund Management PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	143,619	GBP	(4,231)
Just Eat Takeaway.com NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	82,446	EUR	(2,382)
Juventus FC SpA	Euro STR - 3.20%	Monthly	JPHQ	9/01/23	34,285	EUR	854
Kahoot! ASA	1-Week NIBOR - 3.50%	Monthly	SEBA	7/17/23	1,102,442	NOK	(8,549)
Kainos Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	85,527	GBP	(34,331)
Kambi Group PLC	1-Week STIBOR - 0.75%	Monthly	SEBA	10/11/23	922,963	SEK	(16,690)
Kardex	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	72,018	CHF	5,083
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	540,850	SEK	5,183
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	169,673	EUR	3,080
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/23	29,546	EUR	(27,590)
Kering SA	1-Month EURIBOR -0.40%	Monthly	MSCS	11/27/23	32,445	EUR	(1,071)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	132,409	EUR	9,252
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/18/23	91,758		(38,140)
Kin + Carta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	48,920	GBP	(16,785)
Kinnevik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,215,209	SEK	(9,123)
Kitron ASA	1-Week NIBOR - 0.75%	Monthly	SEBA	7/17/23	360,490	NOK	(7,198)
Kloeckner + Co SE NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	317,322	EUR	(10,824)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	182,603	EUR	(26,486)
Kojamo PLC	Euro STR - 0.28%	Monthly	SEBA	7/14/23	284,628	EUR	5,205
Kone OYJ	Euro STR - 0.28%	Monthly	SEBA	7/28/23	91,546	EUR	(20,240)
Koninklijke DSM NV	Euro STR - 0.30%	Monthly	JPHQ	8/28/23	138,879	EUR	(2,174)
Koninklijke Philips NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	98,354	EUR	(8,721)
KWS SAAT SE & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	10,265	EUR	(814)
L F ORD	1-Day FEDEF - 4.00%	Monthly	MSCO	7/14/23	559,924		(67,522)
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	288,898	EUR	(7,198)
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	118,724	EUR	12,283
Legrand France SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	83,224	EUR	2,288
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	186,864	CHF	(1,935)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/23	245,897	EUR	16,292
LHC Group Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	10/25/23	553,644		12,240
Lifco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	352,058	SEK	9
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	144,595	EUR	16,639
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	124,869	GBP	(9,659)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	95,159	EUR	469
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	223,470	EUR	(15,751)
LU-VE SpA	Euro STR - 0.30%	Monthly	JPHQ	8/07/23	36,744	EUR	(4,443)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/23	33,179	EUR	(1,532)
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	292,810	NOK	(4,664)
Marel	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	17,574	EUR	(2,114)
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	84,436	GBP	30,466
Mayr-Melnhof Karton AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	260,559	EUR	(18,972)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/23	193,261		(126,588)

106	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
McPhy Energy SA	1-Day EONIA - 9.63%	Monthly	MSCS	7/17/23	29,555	EUR	$(7,567)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	111,815	CHF	(7,460)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/23	106,590	CHF	(6,110)
Medicover AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/08/23	851,505	SEK	(11,916)
Melia Hotels International	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	60,789	EUR	5,475
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/23	240,451	CHF	(69,639)
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	151,384		(71,688)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/23	1,993,695	SEK	(36,162)
MoneyGram International Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/06/23	534,838		(47,055)
Morgan Stanley MSPSDCPH Index	1-Day FEDEF - 0.35%	Monthly	MSCO	10/03/23	294,846		(62,197)
Morgan Stanley MSPSEGRL Index	1-Day SONIA - 1.50%	Monthly	MSCO	11/01/23	299,232	GBP	(5,014)
Morgan Stanley MSPSENTH Index	1-Day SONIA - 0.45%	Monthly	MSCO	11/01/23	294,418	GBP	(9,381)
Morgan Stanley MSPSGDXJ Index	1-Day FEDEF - 2.05%	Monthly	MSCO	6/19/23	639,740		8,111
Morgan Stanley MSPSKRE Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/23	460,874		(9,863)
Morgan Stanley MSPSSCN Index	1-Day DISC - 0.35%	Monthly	MSCO	6/08/23	279,980	CAD	9,916
Morgan Stanley MSPSSPCH Index	1-Day FEDEF - 1.70%	Monthly	MSCO	6/23/23	172,725		(10,311)
Morgan Stanley MSPSXLB Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/23	46,237		(2,370)
Morgan Stanley MSPSXOP Index	1-Day FEDEF - 0.45%	Monthly	MSCO	11/27/23	439,435		4,793
Mr Price Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/23	1,908,349	ZAR	11,816
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/23	45,817	EUR	7,173
Mycronic AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	835,337	SEK	(31,930)
Nagarro SE	Euro STR - 1.95%	Monthly	JPHQ	8/21/23	113,730	EUR	(8,628)
Naked Wines PLC	1-Day SONIA - 2.49%	Monthly	MSCS	7/17/23	40,417	GBP	14,892
National Grid PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	129,930	GBP	6,936
Naturgy Energy Group SA	1-Day EONIA - 0.35%	Monthly	MSCS	11/27/23	26,889	EUR	145
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/13/23	95,307	GBP	(13,495)
Nel ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/23	224,571	NOK	(2,757)
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	121,838	EUR	2,302
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	166,520	EUR	(23,972)
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/23	31,674	CHF	112
Netcompany	1-Week CIBOR - 0.28%	Monthly	SEBA	9/14/23	402,234	DKK	(14,176)
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/13/23	153,693	EUR	10,637
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/11/23	967,135	SEK	(2,814)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/23	85,906	EUR	(965)
Nolato AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/26/23	1,057,546	SEK	(12,864)
Nordex SE	Euro STR - 0.95%	Monthly	JPHQ	8/21/23	160,634	EUR	(27,827)
Nordnet AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,214,141	SEK	(23,716)
Novartis	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/23	31,673	CHF	(296)
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/23	28,983	EUR	(4,124)
Obrascon Huarte Lain SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/01/23	87,133	EUR	17,054
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	135,851	GBP	(25,556)
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/23	123,949	EUR	(5,484)
Orange	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	32,232	EUR	345
Orion Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	41,935	EUR	(3,135)
Orpea SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	8/24/23	25,964	EUR	18,963
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/23	73,608	GBP	(7,314)
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/23	110,250	EUR	(2,783)
Pan American Silver Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	11/29/23	129,303		(11,983)
PayPoint PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	69,057	GBP	6,369
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	265,440	GBP	11,890
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/23	3,075,016	ZAR	(8,371)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	31,813	EUR	(124)
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/18/23	181,218	GBP	23,717
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	211,306	GBP	64,303
Philadelphia SE Utility Index	1-Day FEDEF - 0.05%	Monthly	MSCO	8/22/23	3,763,735		(169,393)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	209,299	GBP	(2,192)

franklintempleton.com	Semiannual Report	107

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Picton Property Income Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/23	119,784	GBP	$(1,853)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/23	260,883	EUR	(23,472)
Polar Capital Holdings PLC	1-Day SONIA - 0.77%	Monthly	MSCS	7/17/23	116,315	GBP	(15,665)
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/23	127,944	CHF	(29,522)
PostNL	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	115,037	EUR	(1,119)
PowerCell Sweden AB	1-Week STIBOR -1.00%	Monthly	SEBA	7/17/23	435,456	SEK	6,238
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	17,895	GBP	1,435
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/23	187,632	GBP	(3,746)
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	58,512	GBP	(35,539)
PZ Cussons PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	65,333	GBP	(1,992)
RAI Way SpA	Euro STR - 0.30%	Monthly	JPHQ	7/31/23	39,339	EUR	(2,479)
Raiffeisen Bank International	Euro STR - 0.30%	Monthly	JPHQ	11/21/23	16,902	EUR	(331)
Raisio PLC Vaihto-osake	Euro STR - 0.28%	Monthly	SEBA	7/17/23	25,122	EUR	(1,780)
Range Resources Corp.	1-Day FEDEF - 0.35%	Monthly	MSCO	9/08/23	91,971		(17,173)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	167,061	GBP	(39,413)
Re:NewCell AB	1-Week STIBOR - 1.75%	Monthly	SEBA	7/17/23	841,740	SEK	28,455
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	73,024	GBP	4,183
Recordati SpA	Euro STR - 0.30%	Monthly	JPHQ	7/26/23	158,503	EUR	(8,026)
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/23	70,553	EUR	(536)
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	73,142	GBP	(301)
RELX PLC	1-Day SONIA - 0.30%	Monthly	JPHQ	11/27/23	32,321	EUR	62
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/23	27,850	GBP	97
Restore PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/18/23	77,135	GBP	24,800
RHI Magnesita NV	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	181,926	GBP	(38,141)
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/23	230,014	CHF	1,523
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,017,697	DKK	(26,967)
Robertet	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	40,635	EUR	2,747
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	86,821	GBP	(27,494)
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/23	752,743	DKK	721
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/23	810,917	SEK	(22,692)
S4 Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/23	156,914	GBP	(80,508)
Sabaf SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	45,754	EUR	1,175
Sabre Insurance Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	54,332	GBP	1,968
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	266,879	EUR	(56,746)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	83,370	GBP	37,532
Sage Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,804	GBP	450
Salcef Group SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	157,023	EUR	(10,598)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/23	1,398,891	NOK	11,103
Salzgitter AG	Euro STR - 0.30%	Monthly	JPHQ	11/01/23	93,432	EUR	(8,437)
Sampo PLC	Euro STR - 0.28%	Monthly	SEBA	7/17/23	32,298	EUR	(281)
Samsung SDI Co. Ltd.	1-Day FEDEF - 0.50%	Monthly	MSCO	7/11/23	1,030,529		(8,134)
Sandvik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	352,537	SEK	472
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	1,377,083	ZAR	(3,431)
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	95,537	EUR	20,501
Santam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	885,215	ZAR	(3,624)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/23	91,315		(29,626)
SAP SE	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	32,238	EUR	178
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	153,124	EUR	(10,034)
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/23	2,325,449	NOK	(42,604)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/23	167,422	EUR	(7,556)
Schouw & Co. A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/23	1,234,867	DKK	(11,269)
Schweiter Technologies AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	141,303	CHF	(12,103)
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/23	1,399,354	SEK	(9,558)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	155,282	EUR	(14,777)
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/04/23	38,502	GBP	(8,201)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	53,777	GBP	$13,433
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,823	GBP	787
SFC Energy AG	Euro STR - 7.00%	Monthly	JPHQ	7/17/23	18,854	EUR	(4,713)
SGS SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/23	28,964	CHF	384
Shoprite Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,223,319	ZAR	(31,499)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/23	120,939	EUR	(8,011)
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	206,752	CHF	(2,444)
Signify Health	1-Day FEDEF - 0.35%	Monthly	MSCO	10/25/23	262,929		5,361
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/23	101,006	CHF	5,310
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/23	156,074	CHF	(22,934)
Smart Metering Systems PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/12/23	228,837	GBP	21,052
Smith & Nephew PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	101,841	GBP	4,544
Smiths Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	27,776	GBP	399
Sodexo	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	32,452	EUR	(293)
Software AG	Euro STR - 0.30%	Monthly	JPHQ	9/22/23	132,153	EUR	(11,792)
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/13/23	18,618	CHF	(4,511)
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/11/23	55,457	EUR	(7,305)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	108,328	EUR	17,586
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/23	94,077	GBP	22,852
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/23	142,391	EUR	(7,549)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/20/23	660,250	NOK	(5,912)
Sparebank Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	9/20/23	595,025	NOK	(4,704)
Sparebank Nord-Norge	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/23	967,567	NOK	(760)
Spectris PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/23	122,030	GBP	(16,359)
Spinnova OYJ	Euro STR - 10.50%	Monthly	SEBA	8/08/23	31,719	EUR	(2,163)
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,802	GBP	426
SSE PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,843	GBP	81
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/23	58,224	CHF	(2,007)
Storytel AB	1-Week STIBOR - 7.50%	Monthly	SEBA	7/17/23	291,148	SEK	2,894
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/23	163,860	CHF	(10,131)
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/23	96,577	GBP	66,044
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/23	1,968,706	ZAR	2,321
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/15/23	191,998	GBP	10,761
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	1,846,158	SEK	5,745
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/23	1,817,364	SEK	68,837
Swisscom AG	1-Day SARON - 0.35%	Monthly	GSCO	3/14/25	312,708	CHF	(14,325)
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/23	61,946	EUR	(954)
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/23	105,732	EUR	(5,249)
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/23	48,828	EUR	4,946
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/23	55,715	EUR	4,507
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/23	123,899	EUR	(1,674)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	223,044	EUR	(8,828)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	66,035	GBP	4,163
Technogym SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	138,322	EUR	(7,125)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/23	85,015	EUR	(6,138)
Tecnicas Reunidas SA	1-Day EONIA - 3.13%	Monthly	MSCS	7/12/23	50,785	EUR	(15,073)
Tegna Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/23	521,593		47,327
Tele2 AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	351,868	SEK	577
Telenor ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	11/27/23	333,939	NOK	1,245
Tenaris SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	265,980	EUR	(4,375)
Terna SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	32,290	EUR	(103)
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/23	33,742	EUR	(5,760)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	3,553,629	SEK	(5,012)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/23	16,432	EUR	(2,949)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	303,021	EUR	(15,315)
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/23	1,417,713	DKK	(8,844)

franklintempleton.com	Semiannual Report	109

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts – Short[d] (continued)
Tower Semiconductor Ltd.	1-Day FEDEF - 0.35%	Monthly	MSCO	7/07/23	421,136		$11,465
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/23	2,494,444	ZAR	(10,372)
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/23	59,945	EUR	(3,917)
Treatt PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	162,084	GBP	13,443
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	99,799	GBP	31,863
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/23	355,852	SEK	(7,529)
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	179,095	GBP	(79,625)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/23	2,422,597	DKK	(13,060)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/23	85,136	EUR	323
UCB	Euro STR - 0.30%	Monthly	JPHQ	11/21/23	83,512	EUR	(985)
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/23	114,291	GBP	(8,221)
Unilever	1-Day SONIA - 0.30%	Monthly	JPHQ	11/27/23	32,356	EUR	(97)
UnipolSai	Euro STR - 0.30%	Monthly	JPHQ	11/27/23	32,257	EUR	(398)
United Utilities	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/23	27,758	GBP	829
UPM Kymmene Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/23	231,980	EUR	(41,589)
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	201,032	GBP	23,350
Vallourec	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	136,289	EUR	(30,506)
Valmet OYJ	Euro STR - 0.28%	Monthly	SEBA	11/22/23	68,034	EUR	1,407
Vantage Towers AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	137,420	EUR	(12,974)
Veolia Environnement SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/23	33,313	EUR	(4,432)
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/23	1,372,789	DKK	(16,239)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/08/23	88,881		(66,185)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	110,325	EUR	(2,691)
Viaplay Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	2,991,217	SEK	29,117
Vicat SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/08/23	122,072	EUR	6,804
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/23	85,237	GBP	895
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/29/23	168,979	EUR	(55,956)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/23	32,261	EUR	(8)
Vodacom Group Ltd.	1-Day SABOR - 0.75%	Monthly	MSCS	7/13/23	643,996	ZAR	1,686
Volex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/23	86,320	GBP	718
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/23	124,675	EUR	12,851
Volvo Group (The)	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	352,826	SEK	477
Volvo Group (The)	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/23	353,056	SEK	41
Vonovia SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	127,262	EUR	(4,145)
Vopak	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	81,822	EUR	(27,853)
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/23	40,953	EUR	(521)
Warehouse REIT PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/23	111,666	GBP	29,770
Westwing Group SE	Euro STR - 2.55%	Monthly	JPHQ	7/17/23	35,269	EUR	(6,091)
Wiit SpA	Euro STR - 0.70%	Monthly	JPHQ	7/31/23	107,747	EUR	(6,615)
Worldline SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/23	55,831	EUR	(4,001)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/31/23	115,552	GBP	(7,730)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/23	505,387	SEK	6,225
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/23	158,530	CHF	(32,088)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/23	167,193	EUR	(8,826)

							(3,474,071)

Total - Total Return Swap Contracts							$(1,558,142)

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bFair valued using significant unobservable inputs. See Note 14 regarding fair value investments.

cSee Note 9 regarding investments in Russian securities.

dThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

See Note 12 regarding other derivative information.

See Abbreviations on page 133.

110	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities

November 30, 2022 (unaudited)

Franklin K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$908,088,966
Cost – Non-controlled affiliates (Note 3f)	2,661,000
Cost – Unaffiliated repurchase agreements	646,885

Value – Unaffiliated issuers†	$938,285,949
Value – Non-controlled affiliates (Note 3f)	2,661,000
Value – Unaffiliated repurchase agreements	646,885
Cash	43,234,577
Restricted cash for OTC derivatives (Note 1e)	2,010,000
Foreign currency, at value (cost $12,736,187)	12,956,779
Receivables:
Investment securities sold	16,091,610
Capital shares sold	10,725,969
Dividends and interest	5,324,438
Deposits with brokers for:
Exchange traded options written	100,735
Securities sold short	216,244,154
OTC derivative contracts	43,174,527
Futures contracts	13,751,224
Centrally cleared swap contracts	2,865,106
Due from brokers	6,275,298
Variation margin on centrally cleared swap contracts	126,640
OTC swap contracts (upfront payments $3,841,608)	3,303,373
Unrealized appreciation on OTC forward exchange contracts	9,717,341
Unrealized appreciation on OTC swap contracts	7,753,713
Other assets	9,237

Total assets	1,335,258,555

Liabilities:
Payables:
Investment securities purchased	27,206,508
Capital shares redeemed	18,859,178
Management fees	1,465,398
Distribution fees	35,115
Trustees’ fees and expenses	9,761
Transfer agent fees	318,141
Deposits from brokers for:
OTC derivative contracts	2,010,000
Due to brokers	16,018,694
Variation margin on futures contracts	350,451
OTC swap contracts (upfront receipts $518,010)	488,408
Options written, at value (premiums received $1,956,522)	2,343,346
Securities sold short, at value (proceeds $242,775,057)	223,678,274
Payable upon return of securities loaned (Note 1h)	3,307,885
Unrealized depreciation on OTC forward exchange contracts	12,374,543
Unrealized depreciation on OTC swap contracts	9,772,509
Unrealized depreciation on unfunded loan commitments (Note 11)	113,847
Accrued expenses and other liabilities	349,621

Total liabilities	318,701,679

Net assets, at value	$1,016,556,876

Net assets consist of:
Paid-in capital	$1,014,379,770
Total distributable earnings (loss)	2,177,106

Net assets, at value	$1,016,556,876

†Includes securities loaned	$6,642,917

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2022 (unaudited)

Franklin K2 Alternative Strategies Fund

Class A:
Net assets, at value	$87,351,529

Shares outstanding	7,939,260

Net asset value per share[a]	$11.00

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.64

Class C:
Net assets, at value	$20,518,012

Shares outstanding	1,934,774

Net asset value and maximum offering price per share[a]	$10.60

Class R:
Net assets, at value	$376,404

Shares outstanding	34,361

Net asset value and maximum offering price per share	$10.95

Class R6:
Net assets, at value	$51,283,004

Shares outstanding	4,611,248

Net asset value and maximum offering price per share	$11.12

Advisor Class:
Net assets, at value	$857,027,927

Shares outstanding	77,239,367

Net asset value and maximum offering price per share	$11.10

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

112	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statement of Operations

for the six months ended November 30, 2022 (unaudited)

Franklin K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$4,304,346
Interest: (net of foreign taxes)~
Unaffiliated issuers	14,104,355
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	54,996
Non-controlled affiliates (Note 3f)	41,997

Total investment income	18,505,694

Expenses:
Management fees (Note 3a)	10,877,984
Distribution fees: (Note 3c)
Class A	113,512
Class C	112,101
Class R	1,290
Transfer agent fees: (Note 3e)
Class A	47,451
Class C	11,705
Class R	267
Class R6	16,487
Advisor Class	513,003
Custodian fees (Note 4) .	136,919
Reports to shareholders fees	39,621
Registration and filing fees	63,102
Professional fees	191,947
Trustees’ fees and expenses	175,316
Dividends and interest on securities sold short	2,352,538
Other	74,087

Total expenses	14,727,330

Expense reductions (Note 4)	(18,432)
Expenses waived/paid by affiliates (Note 3f and 3g)	(940,912)

Net expenses	13,767,986

Net investment income	4,737,708

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(42,599,299)
Written options	1,165,772
Foreign currency transactions	(700,024)
Forward exchange contracts	11,366,285
Futures contracts	84,662
Securities sold short	12,389,381
Swap contracts	2,312,576

Net realized gain (loss)	(15,980,647)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	18,461,362
Written options	(497,949)
Translation of other assets and liabilities denominated in foreign currencies	(490,976)
Forward exchange contracts	(4,552,264)
Futures contracts	(4,073,618)
Securities sold short	(10,079,117)
Swap contracts	(4,597,168)

Net change in unrealized appreciation (depreciation)	(5,829,730)

Net realized and unrealized gain (loss)	(21,810,377)

Net increase (decrease) in net assets resulting from operations	$(17,072,669)

* Foreign taxes withheld on dividends	$69,062
~ Foreign taxes withheld on interest	$6,992

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Statements of Changes in Net Assets

Franklin K2 Alternative Strategies Fund

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,737,708	$(3,815,892)
Net realized gain (loss)	(15,980,647)	41,368,472
Net change in unrealized appreciation (depreciation)	(5,829,730)	(123,367,201)

Net increase (decrease) in net assets resulting from operations	(17,072,669)	(85,814,621)

Distributions to shareholders:
Class A	—	(4,718,508)
Class C	—	(1,181,591)
Class R	—	(56,639)
Class R6	—	(2,581,950)
Advisor Class	—	(58,285,888)

Total distributions to shareholders	—	(66,824,576)

Capital share transactions: (Note 2)
Class A	(5,884,176)	3,686,486
Class C	(3,537,524)	(3,895,079)
Class R	(425,036)	115,566
Class R6	4,080,604	26,424,523
Advisor Class	(227,719,101)	79,327,812

Total capital share transactions	(233,485,233)	105,659,308

Net increase (decrease) in net assets	(250,557,902)	(46,979,889)
Net assets:
Beginning of period	1,267,114,778	1,314,094,667

End of period	$1,016,556,876	$1,267,114,778

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Financial Statements (unaudited)

Franklin K2 Alternative Strategies Fund

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Alternative Strategies Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective January 17, 2023, Franklin K2 Alternative Strategies Fund was renamed K2 Alternative Strategies Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Consolidated Schedule of Investments, had been entered into on November 30, 2022.

d. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives

Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Derivative Financial Instruments (continued)

futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.

The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any.

The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 12 regarding other derivative information.

f. Restricted Cash

At November 30, 2022, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

h. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency Securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $3,394,253 in U.S. Government and Agency Securities as collateral. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

1. Organization and Significant Accounting Policies (continued)

i. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2022, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2022, the net assets of the K2 Subsidiary were $26,892,373 representing 2.6% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.

j. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

k. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2022, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

l. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

m. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

n. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	527,493	$5,806,233	1,769,519	$21,332,819
Shares issued in reinvestment of distributions	—	—	360,033	4,313,199
Shares redeemed	(1,064,535)	(11,690,409)	(1,847,856)	(21,959,532)

Net increase (decrease)	(537,042)	$(5,884,176)	281,696	$3,686,486

Class C Shares:
Shares sold	45,451	$482,683	480,168	$5,612,560
Shares issued in reinvestment of distributions	—	—	86,857	1,009,276
Shares redeemed[a]	(378,778)	(4,020,207)	(904,193)	(10,516,915)

Net increase (decrease)	(333,327)	$(3,537,524)	(337,168)	$(3,895,079)

Class R Shares:
Shares sold	233	$2,547	44,316	$551,233
Shares issued in reinvestment of distributions	—	—	4,740	56,639
Shares redeemed	(38,751)	(427,583)	(43,693)	(492,306)

Net increase (decrease)	(38,518)	$(425,036)	5,363	$115,566

Class R6 Shares:
Shares sold	1,197,539	$13,335,793	2,732,753	$34,472,560
Shares issued in reinvestment of distributions	—	—	204,346	2,468,501
Shares redeemed	(834,027)	(9,255,189)	(872,943)	(10,516,538)

Net increase (decrease)	363,512	$4,080,604	2,064,156	$26,424,523

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended November 30, 2022		Year Ended May 31, 2022

	Shares	Amount	Shares	Amount

Advisor Class Shares:
Shares sold	6,568,403	$72,881,562	31,381,005	$381,327,809
Shares issued in reinvestment of distributions	—	—	3,252,963	39,198,207
Shares redeemed	(27,149,728)	(300,600,663)	(28,619,216)	(341,198,204)

Net increase (decrease)	(20,581,325)	$(227,719,101)	6,014,752	$79,327,812

aMay include a portion of Class C shares that were automatically converted to Class A.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.90%	Up to and including $1 billion
1.85%	Over $1 billion, up to and including $1.5 billion
1.80%	Over $1.5 billion, up to and including $3 billion
1.75%	In excess of $3 billion

For the period ended November 30, 2022, the annualized gross effective management fee rate was 1.89% of the Fund’s average daily net assets.

Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Benefit Street Partners L.L.C. *
BlueBay Asset Management LLP
Chilton Investment Company, Inc.
Electron Capital Partners, LLC
Ellington Global Asset Management, LLC
Emso Asset Management Limited
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
Loomis Sayles & Company, L.P.
One River Asset Management, LLC
P. Schoenfeld Asset Management L.P.
Portland Hill Asset Management Limited
RV Capital Management Private Ltd
Wellington Management Company, LLP

*An affiliate of K2 Advisors.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,861
CDSC retained	$1,103

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2022, the Fund paid transfer agent fees of $588,913, of which $148,635 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2022, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 3.446%	$4,937,000	$44,372,000	$(46,648,000)	$—	$—	$2,661,000	2,661,000	$41,997

g. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.95% based on the average net assets of each class until September 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2023.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2022, the custodian fees were reduced as noted in the Consolidated Statement of Operations.

5. Income Taxes

At November 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$701,170,635

Unrealized appreciation	$106,863,427
Unrealized depreciation	(104,193,385)

Net unrealized appreciation (depreciation)	$2,670,042

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and investments in the K2 Subsidiary.

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2022, aggregated $1,010,565,406 and $1,175,066,576, respectively.

At November 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $3,307,885 of cash collateral. The gross amounts of recognized liability for such transactions are included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.

7. Credit Risk and Defaulted Securities

At November 30, 2022, the Fund had 4.4% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2022, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $6,388,133, representing 0.6% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.

8. Concentration of Risk

Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

8. Concentration of Risk (continued)

volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.

9. Investments in Russian Securities

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2022.

10. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

11. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2022, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Athenahealth Group Inc., Term Loan B	$63,231
Athenahealth Group Inc., Term Loan B	10,744
Bausch Health Cos. Inc., Term Loan B	595,408
Citrix Systems Inc., Term Loan B	37,872
CSC Holdings LLC, Term Loan B	204,091
EPIC Crude Holdings LP, Term Loan B	65,000
Euro Garage Ltd., Term Loan B	101,945
K. Hovnanian Enterprises Inc., Term Loan RC	214,834
Oldcastle BuildingEnvelope Inc., Term Loan RC	274,845
OpenText Corp., Initial Term Loan	204,360
Upfield Group BV, Term Loan RC	498,584
Varsity Brands, Initial Term Loan	19,764

$2,290,678

12. Other Derivative Information

At November 30, 2022, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Investments in securities, at value	$461,024	[a]	Options written, at value	$1,101,500
	Variation margin on futures contracts	500,131	[b]	Variation margin on futures contracts	567,825	[b]
	Variation margin on centrally cleared swap contracts	2,619,961	[b]	Variation margin on centrally cleared swap contracts	2,610,448	[b]

Foreign exchange contracts	Investments in securities, at value	101,290	[a]	Options written, at value	18,318
	Unrealized appreciation on OTC forward exchange contracts	9,717,341		Unrealized depreciation on OTC forward exchange contracts	12,374,543
	Unrealized appreciation on OTC swap contracts	5,265		Variation margin on futures contracts	39,860	[b]

Credit contracts				Variation margin on centrally cleared swap contracts	216,994	[b]
	OTC swap contracts (upfront payments)	3,303,373		OTC swap contracts (upfront receipts)	488,408
	Unrealized appreciation on OTC swap contracts	489,058		Unrealized depreciation on OTC swap contracts	954,977

Equity contracts	Investments in securities, at value	2,884,742	[a]	Options written, at value	1,223,528
	Variation margin on futures contracts	1,520,125	[b]	Variation margin on futures contracts	4,941,973	[b]

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

12. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
	Unrealized appreciation on OTC swap contracts	$7,238,889		Unrealized depreciation on OTC swap contracts	$8,797,031

Commodity contracts	Variation margin on futures contracts	550,607	[b]	Variation margin on futures contracts	854,369	[b]

Totals		$29,391,806			$34,189,774

aPurchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2022, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Investments	$(35,582)[a]	Investments	$(544,029)[a]
	Written options	(104,172)	Written options	(223,113)
	Futures contracts	4,704,964	Futures contracts	(557,061)
	Swap contracts	(721,069)	Swap contracts	(175,798)

Foreign exchange contracts	Investments	114,012 [a]	Investments	(154,905)[a]
	Written options	(40,183)	Written options	36,103
	Forward exchange contracts	11,366,285	Forward exchange contracts	(4,552,264)
	Futures contracts	122,040	Futures contracts	(67,665)
	Swap contracts	4,652	Swap contracts	(191,550)

Credit contracts	Swap contracts	793,806	Swap contracts	(998,213)

Equity contracts	Investments	(2,196,946)[a]	Investments	448,666 [a]
	Written options	1,310,127	Written options	(310,939)
	Futures contracts	(1,750,287)	Futures contracts	(2,381,688)
	Swap contracts	2,235,187	Swap contracts	(3,231,607)

Commodity contracts	Futures contracts	(2,992,055)	Futures contracts	(1,067,204)

Totals		$12,810,779		$(13,971,267)

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

For the period ended November 30, 2022, the average month end notional amount of futures contracts and swap contracts represented $520,293,139 and $1,367,357,559, respectively. The average month end fair value of options was $6,397,291. The average month end contract value of forward exchange contracts was $448,858,739.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At November 30, 2022, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$9,717,341	$12,374,543
Options Purchased	231,569	—
Options Written	—	19,373
Swap Contracts	11,057,086	10,260,917

Total	$21,005,996	$22,654,833

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

At November 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$315,994	$(315,994)	$—	$—	$—
BNYM	752,518	(752,518)	—	—	—
BOFA	156,009	(156,009)	—	—	—
BZWS	2,095,648	(2,001,816)	—	(93,832)	—
CITI	1,334,787	(638,827)	—	—	695,960
DBAB	311,947	(311,947)	—	—	—
FBCO	—	—	—	—	—
GSCO	3,197,599	(2,042,974)	—	(1,154,625)	—
HSBC	489,640	(427,780)	—	—	61,860
JPHQ	1,985,448	(1,600,647)	—	—	384,801
JPHQ[b]	1,086,783	—	—	—	1,086,783
MSCO	1,068,029	(1,068,029)	—	—	—
MSCO[b]	132,112	—	—	—	132,112
MSCO[c]	2,545,617	(2,545,617)	—	—	—
MSCS	3,625,966	(3,625,966)	—	—	—
SCBL	248,228	(73,546)	—	—	174,682
SEBA	1,063,380	(1,063,380)	—	—	—
SSBT	324,991	(295,358)	—	—	29,633
UBSW	271,300	(228,945)	—	—	42,355

Total	$21,005,996	$(17,149,353)	$—	$(1,248,457)	$2,608,186

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

12. Other Derivative Information (continued)

At November 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Consolidated Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$447,101	$(315,994)	$—	$—	$131,107
BNYM	891,735	(752,518)	—	(139,217)	—
BOFA	373,512	(156,009)	—	(20,000)	197,503
BZWS	2,001,816	(2,001,816)	—	—	—
CITI	638,827	(638,827)	—	—	—
DBAB	525,889	(311,947)	—	—	213,942
FBCO	3,857	—	—	—	3,857
GSCO	2,042,974	(2,042,974)	—	—	—
HSBC	427,780	(427,780)	—	—	—
JPHQ	1,600,647	(1,600,647)	—	—	—
JPHQ[b]	2,219,424	—	—	—	2,219,424
MSCO	1,557,267	(1,068,029)	—	—	489,238
MSCO[b]	821,961	—	—	—	821,961
MSCO[c]	2,546,432	(2,545,617)	—	(815)	—
MSCS	4,094,459	(3,625,966)	—	(468,493)	—
SCBL	73,546	(73,546)	—	—	—
SEBA	1,863,303	(1,063,380)	—	(799,923)	—
SSBT	295,358	(295,358)	—	—	—
UBSW	228,945	(228,945)	—	—	—

Total	$22,654,833	$(17,149,353)	$—	$(1,428,448)	$4,077,032

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

bRepresents derivatives not subject to an ISDA master agreement.

cRepresents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(i).

See Note 1(e) regarding derivative financial instruments.

See Abbreviations on page 133.

13. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2022, the Fund did not use the Global Credit Facility.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

14. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$343,591,852	$45,986,969		$26,453		$389,605,274
Convertible Bonds	—	118,787,553		—		118,787,553
Corporate Bonds and Notes	—	141,995,015		144,583		142,139,598
Corporate Bonds and Notes in Reorganization	—	6,388,133		—		6,388,133
Senior Floating Rate Interests	—	1,917,365		—		1,917,365
Foreign Government and Agency Securities	—	56,110,905		—		56,110,905
U.S. Government and Agency Securities	—	13,979,037		—		13,979,037
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	49,399,960		356,394		49,756,354
Options Purchased	3,245,095	201,961		—		3,447,056
Short Term Investments	157,450,674	2,011,885		—		159,462,559

Total Investments in Securities	$504,287,621	$436,778,783[c]		$527,430		$941,593,834

Other Financial Instruments:
Futures Contracts	$2,570,863	$—		$—		$2,570,863
Forward Exchange Contracts	—	9,717,341		—		9,717,341
Swap Contracts	—	10,373,674		—	[d]	10,373,674

Total Other Financial Instruments	$2,570,863	$20,091,015		$—		$22,661,878

Liabilities:
Other Financial Instruments:
Options Written	$2,325,028	$18,318		$—		$2,343,346
Securities Sold Short[a]	205,697,213	17,981,061	[e]	—		223,678,274
Futures Contracts	6,404,027	–		—		6,404,027
Forward Exchange Contracts	—	12,374,543		—		12,374,543
Swap Contracts	—	12,599,951		—		12,599,951
Unfunded Loan Commitments	—	113,847		—	[d]	113,847

Total Other Financial Instruments	$214,426,268	$43,087,720		$—		$257,513,988

aFor detailed categories, see the accompanying Consolidated Schedule of Investments.

bIncludes common stocks, exchange traded funds, and preferred stocks as well as other equity interests.

cIncludes foreign securities valued at $44,978,188, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

dncludes financial instruments determined to have no value at November 30, 2022.

eIncludes foreign securities valued at $1,675,777, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

14. Fair Value Measurements (continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

15. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

16. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	AONIA	Australian Interbank Offered Rate
BOFA	Bank of America, NA	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS
CITI	Citigroup, NA	CHF	Swiss Franc
DBAB	Deutsche Bank, AG	CNY	Chinese Yuan	BBSW	Bank Bill Swap Rate
FBCO	Credit Suisse International	COP	Colombian Peso	BKBM	Bank Bill Benchmark Rate
GSCO	Goldman Sachs International	CZK	Czech Koruna	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
HSBC	HSBC Bank PLC	DKK	Danish Krone	CAC	Cotation Assistee en Continu
JPHQ	JP Morgan Chase Bank, NA	EUR	Euro	CBOE	Chicago Board Options Exchage
MSCO	Morgan Stanley & Co. LLC	GBP	British Pound	CIBOR	Copenhagen Interbank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	HKD	Hong Kong Dollar	CLO	Collateralized Loan Obligation
SCBL	Standard Chartered Bank	HUF	Hungarian Forint	CLP TNA	Chilean Peso Floating Rate Index
SEBA	Skandinaviska Enskilda Banken AB	INR	Indian Rupee	CME	Chicago Mercantile Exchange
SSBT	State Street Bank & Trust	JPY	Japanese Yen	CNRR007	China 7-Day Reverse Repo Rate
UBSW	UBS AG	KRW	South Korean Won	CZEONIA	Czech Overnight Index Average
		MXN	Mexican Peso	DAX	Deutscher Aktienindex
		MYR	Malaysian Ringgit	DJIA	Dow Jones Industrial Average
		NOK	Norwegian Krone	EONIA	Euro OverNight Index Average
		NZD	New Zealand Dollar	ETF	Exchange Traded Fund
		PHP	Philippine Peso	EURIBOR	Euro Interbank Offered Rate
		PLN	Polish Zloty	FEDEF	Federal Funds Effective Rate
		SEK	Swedish Krona	FHLMC	Federal Home Loan Mortgage Corp.
		SGD	Singapore Dollar	FNMA	Federal National Mortgage Association
		USD	United States Dollar	FRN	Floating Rate Note
		TWD	Taiwan Dollar	FTSE	Financial Times Stock Exchange
		ZAR	South African Rand	IMM	International Money Market
				JIBAR	Johannesburg Interbank Agreed Rate
Index				KDR	Korean Depositary Receipt
CDX.NA.HY	CDX North America High Yield Index			KLIBOR	Kuala Lumpur Interbank Offered Rate
				LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
				MIBOR	Mumbai Interbank Offered Rate
				MUTSCALM	Japan Unsecured Overnight Call Rate
				NIBOR	Norwegian Interbank Offered Rate
				OBFR	Overnight Bank Funding Rate
				PIK	Payment In-Kind
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
				SABOR	South African Benchmark Overnight Rate
				SARON	Swiss Average Rate Overnight
				SIBCSORA	Singapore Overnight Rate Average
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				STR	Short Term Rate
				STIBOR	Stockholm Interbank Offered Rate
				TAIBOR	Taiwan Interbank Offered Rate
				TOPIX	Tokyo Price Index
				WIBOR	Warsaw Interbank Offered Rate

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Shareholder Information

Board Approval of Sub-Advisory Agreement

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND (THE “FUND”)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on October 25, 2022, unanimously approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with DLD Asset Management, LP (“Sub-Advisor”).

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 24, 2022 of the investment management agreement between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the Fund’s existing sub-advisors.

In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for the Sub-Advisor; (2) information describing the nature, quality and extent of services that the Sub-Advisor would provide to the Fund, and the proposed sub-advisory fees payable to the Sub-Adviser; (3) a report from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief

Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Sub-Advisor to the Fund under the New Sub-Advisory Agreement; (2) the Sub-Advisor’s experience as a manager of other accounts; (3) the Sub-Advisor’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Advisor; (6) profitability matters; (7) reports from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (8) a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as the Sub-Advisor’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goal.

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

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NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by the Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and the Sub-Advisor’s proposed investment strategy, and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, the Sub-Advisor’s trading practices and investment decision processes.

With respect to the sub-advisory services to be provided by the Sub-Advisor, the Board noted the responsibilities that the Sub-Advisor would have with respect to the Fund’s assets to be allocated to it by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of the Sub-Advisor in managing other investment products with investment strategies similar to the investment strategies of its Sub-Advised Portion.

The trustees reviewed the portfolio management team at the Sub-Advisor that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing the Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities, and efforts to integrate the Sub-Advisor’s operations, policies, procedures and compliance functions with those of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by the Sub-Advisor to the Fund and its shareholders and were confident in the abilities of the Sub-Advisor to implement its proposed investment strategies, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Sub-Advisor had not provided any services to the Fund, there was no investment performance of the Sub-Advisor with respect to the Fund. The Board considered the investment performance of the Sub-Advisor in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of the Sub-Advisor in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by the Sub-Advisor. The Board also noted that it could not evaluate the Sub-Advisor’s profitability with respect to the Fund since no assets had yet been allocated to the Sub-Advisor.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to the Sub-Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to the Sub-Advisor were the product of negotiations between K2 Advisors and the Sub-Advisor and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and the Sub-Advisor in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and the Sub-Advisor. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which the Sub-Advisor may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring the Sub-Advisor as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, (2) the level of sub-advisory fees to be paid to the Sub-Advisor, and (3) K2 Advisors’ belief that hiring of the Sub-Advisor will not have any material impact on K2 Advisors’ profitability.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for the Sub-Advisor was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Sub-Advisor as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with the Sub-Advisor for the Fund.

Board Approval of Sub-Advisory Agreement

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND (THE “FUND”)

The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at meetings held on July 12, 2022 and October 25, 2022, unanimously approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with Capital Fund Management S.A. (“Sub-Advisor”).

In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 24, 2022 of the investment management agreement between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the Fund’s existing sub-advisors.

In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for the Sub-Advisor; (2) information describing the nature, quality and extent of services that the Sub-Advisor would provide to the Fund, and the proposed sub-advisory fees payable to the Sub-Advisor; (3) a report from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (4) a report from the Fund’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto. The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.

The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Sub-Advisor to the Fund under the New Sub-Advisory Agreement; (2) the Sub-Advisor’s experience as a manager of other accounts; (3) the Sub-Advisor’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Advisor; (6) profitability matters; (7) reports from K2 Advisors on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of K2 Advisors; and (8) a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. Particular attention was given to the due diligence and risk management procedures of K2 Advisors with respect to selecting and overseeing sub-advisors of the Fund, as well as the Sub-Advisor’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goal.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by the Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and the Sub-Advisor’s proposed investment strategy, and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, the Sub-Advisor’s trading practices and investment decision processes. The Board also considered the investment management services that the investment manager will provide to the Cayman Islands-based company, which is wholly owned by the Fund (the “Cayman Subsidiary”).

With respect to the sub-advisory services to be provided by the Sub-Advisor, the Board noted the responsibilities that the Sub-Advisor would have with respect to the Fund’s assets to be allocated to it by K2-Advisors (the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of the Sub-Advisor in managing other investment products with investment strategies similar to the investment strategies of its Sub-Advised Portion.

The trustees reviewed the portfolio management team at the Sub-Advisor that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by K2 Advisors in proposing the Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities, and efforts to integrate the Sub-Advisor’s operations, policies, procedures and compliance functions with those of K2 Advisors.

Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by the Sub-Advisor to the Fund and its shareholders and were confident in the abilities of the Sub-Advisor to implement its proposed investment strategies, and to provide quality services to the Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board noted that, as the Sub-Advisor had not provided any services to the Fund, there was no investment performance of the Sub-Advisor with respect to the Fund. The Board considered the investment performance of the Sub-Advisor in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of the Sub-Advisor in managing the Sub-Advised Portion.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by the Sub-Advisor. The Board also noted that it could not evaluate the Sub-Advisor’s profitability with respect to the Fund since no assets had yet been allocated to the Sub-Advisor.

The Board noted that the sub-advisory fees would be paid by K2 Advisors to the Sub-Advisor and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees to be paid by K2 Advisors to the Sub-Advisor were the product of negotiations between K2 Advisors and the Sub-Advisor and the Board considered the allocation of the investment management fee charged to the Fund between K2 Advisors and the Sub-Advisor in light of the nature, extent and quality of the investment management services expected to be provided by K2 Advisors and the Sub-Advisor. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board considered the extent to which the Sub-Advisor may derive ancillary benefits from the Fund’s operations.

With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring the Sub-Advisor as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in

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effect, the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, (2) the level of sub-advisory fees to be paid to the Sub-Advisor, and (3) K2 Advisors’ belief that hiring of the Sub-Advisor will not have any material impact on K2 Advisors’ profitability. The Board also considered the investment management services that the investment manager will provide to the Cayman Subsidiary and the related fee waivers that were in place.

Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for the Sub-Advisor was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Sub-Advisor as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.

CONCLUSION. After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with the Sub-Advisor for the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Alternative Strategies Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2023 Franklin Templeton Investments. All rights reserved.		068 S 01/23

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN K2 LONG SHORT CREDIT FUND

A Series of Franklin Alternative Strategies Funds

November 30, 2022

Sign up for electronic delivery at franklintempleton.com/edelivery

SHAREHOLDER LETTER

Dear Fellow Shareholder:

During the six months ended November 30, 2022, the global economy was impacted by continued supply-chain disruptions, slower trade and volatile prices for energy and food commodities, which contributed to higher inflation in many countries. This inflationary pressure led many of the world’s central banks to adopt less accommodative monetary policies. Strict lockdowns imposed by China’s government to quell the spread of COVID-19 also hindered Asian and global emerging market stocks. Additionally, geopolitical instability amid the ongoing war in Ukraine and international sanctions on Russia also added to the uncertainty about the trajectory of the global economy.

In this environment, global developed market stocks, as measured by the MSCI World Index (USD), posted a -1.56% total return for the period.1 Global emerging market stocks, as measured by the MSCI Emerging Markets Index (USD), posted a -7.88% total return.1 Global government bonds, as measured by the FTSE World Government Bond Index (USD), posted a -6.94% total return.1

We are committed to our long-term perspective and disciplined investment approach as we continue to conduct a rigorous analysis of Fund subadvisors and markets with a strong emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial professionals in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

On the following pages, the Fund’s portfolio management team reviews investment decisions that pertain to performance during the past six months in light of the economic environment and other factors. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to continuing to serve your investment needs in the future.

Sincerely,

Brooks Ritchey

President and Chief Executive Officer –

Investment Management

Franklin Alternative Strategies Funds

This letter reflects our analysis and opinions as of November 30, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Franklin K2 Long Short Credit Fund

This semiannual report for Franklin K2 Long Short Credit Fund covers the period ended November 30, 2022. As recently approved by the Fund’s Board of Trustees, effective January 17, 2023, the Fund’s name will change to K2 Long Short Credit Fund. Please refer to the Fund’s prospectus for more information. If you have any questions, please contact your financial professional.

Your Fund’s Goal and Main Investments

The Fund seeks total return through a combination of current income, capital preservation and capital appreciation. The Fund seeks to achieve its investment goal by allocating its assets across multiple alternative strategies in the fixed income and credit areas, including, but not limited to, some or all of the following: credit long short, structured credit and emerging market fixed income. The Fund is structured as a multi-manager fund, meaning the Fund’s assets are managed by multiple subadvisors, and the Fund’s investment manager has overall responsibility for the Fund’s investments.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in credit-related investments. The Fund invests in a wide range of securities and other investments including, but not limited to: corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS), U.S. government and agency securities, collateralized debt and loan obligations, foreign government and supranational debt securities, loans and loan participations and derivatives with similar economic characteristics. The Fund may also invest in repurchase agreements, reverse repurchase agreements, mortgage real estate investment trusts (REITs) and other similar transactions.

Performance Overview

The Fund’s Class A shares posted a -5.36% cumulative total return for the six months under review. For comparison, the Fund’s primary benchmark, the HFRX Fixed Income - Credit Index, which measures performance of strategies with exposure to credit across a broad continuum of credit substrategies, including corporate, sovereign, distressed, convertible, asset backed, capital structure arbitrage, multi-strategy and other relative value and event driven substrategies, posted a -2.44% cumulative total return for the same period.1 Also for comparison, the Fund’s secondary benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which tracks the performance of short-term U.S. government securities with a remaining term to final maturity of less than three months, posted a +0.97% cumulative total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition

11/30/22

% of Total Net Assets
Long Positions	79.0%
Short Positions	-5.7%
Short-Term Investments	19.9%
Other Assets, less Liabilities	6.8%

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index-NR (USD, net of tax withholding when dividends are paid), posted a -2.51% total return for the six months ended November 30, 2022.2 Volatile prices for energy and food commodities contributed to higher inflation in many countries even as global trade cooled in the third quarter of 2022. This inflationary pressure led many of the world’s central banks to adopt tighter stances regarding monetary policy. Continued COVID-19 lockdowns imposed by China’s government prompted protests and pressured Asian and global emerging market stocks. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine

1. Source: FactSet. Hedge Fund Research, Inc. – www.hedgefundresearch.com. The HFRX Fixed Income - Credit Index is being used under license from Hedge Fund Research, Inc., which does not endorse or approve of any of the contents of this report.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Unlike most asset class indexes, HFR Index returns reflect fees and expenses.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 14.

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FRANKLIN K2 LONG SHORT CREDIT FUND

and international sanctions on Russia, adding to investor uncertainty about the trajectory of the global economy.

In the U.S., gross domestic product growth contracted in 2022’s second quarter, with the economy technically entering a recession amid lower investments in inventories and fixed investments. However, growth rebounded in the third quarter, driven in part by a narrowing trade deficit. The inflation rate began the six-month period at the highest level since 1981 before moderating slightly. Elevated inflation precipitated a notable decline in consumer confidence, despite high spending levels. In an effort to control inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate four times during the period to end at a range of 3.75%–4.00%. The Fed noted in its November 2022 meeting that inflation remained elevated, spending and production grew, job growth remained robust and the unemployment rate continued to be low. Furthermore, the Fed said it would continue to reduce its bond holdings, and it anticipates further increases to the federal funds rate will be needed to achieve its inflation target.

Economies in the eurozone maintained a slow growth rate in 2022’s second and third quarters. The war in Ukraine contributed to record high inflation across the eurozone as natural gas supplies were disrupted. The European Central Bank raised interest rates in July 2022 for the first time in more than a decade, increasing rates again at two subsequent meetings, to fight growing inflation. In this environment, European developed market equities, as measured by the MSCI Europe Index-NR (USD), posted a -3.44% total return for the six months under review.2

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index-NR (USD), posted a -6.70% total return for the six-month period.2 Japan’s economy expanded in 2022’s second quarter before contracting again in the third quarter amid higher inflation and a weakening yen. China’s economy grew despite investor concerns about the solvency of several large property developers in China. Continued COVID-19 lockdowns also negatively impacted China’s economy, sparking rare protests late in the six-month period and further contributing to uncertainty surrounding China’s growth.

Global emerging market stocks, as measured by the MSCI Emerging Markets Index-NR (USD), posted a -8.15% total return for the six months under review.2 Higher inflation combined with a strong U.S. dollar raised concerns over the possibility of government debt defaults in some countries. While energy and food prices eased following an initial surge in the wake of Russia’s invasion of Ukraine, prices remained elevated, particularly pressuring countries which rely on imported commodities denominated in U.S. dollars. Rising U.S. interest rates led investors to sell off many holdings in emerging markets, including India, South Korea and Taiwan.

Subadvisors

11/30/22

Credit Long Short

Apollo Credit Management LLC

Benefit Street Partners L.L.C.

Structured Credit

Ellington Global Asset Management, LLC

Medalist Partners, LP

Emerging Market Fixed Income

Emso Asset Management Limited

Manager’s Discussion

The Fund’s subadvisors for the six months under review were Apollo Management, Benefit Street Partners (BSP), Ellington Global Asset Management, Emso Asset Management and Medalist Partners. These subadvisors are also listed in the Subadvisors table on this page.

For the six-month period, the five managers detracted from the Fund’s performance. The most significant detractor was Benefit Street Partners, followed by Emso and Medalist. Ellington and Apollo were less impactful, but still hindered absolute returns.

In terms of strategy performance, the Fund’s three underlying strategies detracted from performance. The credit long short strategy was the leading detractor, followed by the structured credit and the emerging market fixed income strategies. The key driver of the Fund’s negative aggregate returns on an asset class level was fixed income positioning, due in large part to long positions in corporate high yield, emerging markets (EM) government bonds, and asset backed securities (ABS). Exposure to currencies (net short versus the dollar), equities and interest-rate derivatives positively contributed to the Fund’s performance.

At the strategy level, in the credit long short strategy, long positioning in the consumer discretionary and communication services sectors drove detraction during the period. Conversely, currency hedges and long positioning in energy benefited performance. In the structured credit strategy, long positions in ABS and mortgage-backed securities negatively affected performance, while interest-rate hedges were a notable contributor. Long positioning in EM government bonds was the key detractor from performance in the emerging market fixed income strategy. In contrast, currency hedges and interest-rate derivatives were modest positive contributors.

Over the six-month reporting period, there were no significant changes to portfolio allocation.

4	Semiannual Report	franklintempleton.com

FRANKLIN K2 LONG SHORT CREDIT FUND

Thank you for your participation in Franklin K2 Long Short Credit Fund. We look forward to continuing to serve your future investment needs.

Robert Christian

Co-Lead Portfolio Manager

Brooks Ritchey

Co-Lead Portfolio Manager

Art Vinokur

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Performance Summary as of November 30, 2022

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/221

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	-5.36%	-10.59%
1-Year	-9.38%	-14.33%
5-Year	+4.17%	-0.32%
Since Inception (9/8/15)	+18.50%	+1.58%

Advisor
6-Month	-5.09%	-5.09%
1-Year	-9.05%	-9.05%
5-Year	+5.41%	+1.06%
Since Inception (9/8/15)	+20.03%	+2.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN K2 LONG SHORT CREDIT FUND

PERFORMANCE SUMMARY

Distributions (6/1/22–11/30/22)

Share Class	Net Investment Income
A	$0.2011
C	$0.0810
R	$0.1748
R6	$0.2286
Advisor	$0.2284

Total Annual Operating Expenses5

Share Class	With Fee Waiver	Without Fee Waiver
A	2.09%	2.60%
Advisor	1.84%	2.35%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s performance depends on the manager’s skill in selecting, overseeing and allocating Fund assets to the subadvisors. The Fund is actively managed and could experience losses if the manager’s and subadvisors’ judgment about particular Fund portfolio investments prove to be incorrect. Some subadvisors may have little or no experience managing the assets of a registered investment company. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Lower-rated or high-yield debt securities (junk bonds) involve greater credit risk, including the possibility of default or bankruptcy. Liquidity risk exists when securities become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks, including the risks of foreign investments.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 9/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN K2 LONG SHORT CREDIT FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/01/22	Ending Account Value 11/30/22	Expenses Paid During Period 6/01/22–11/30/22[1,2]	Ending Account Value 11/30/22	Expenses Paid During Period 6/01/22–11/30/22[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$946.40	$10.30	$1,014.49	$10.66	2.11%
C	$1,000	$943.40	$13.93	$1,010.73	$14.42	2.86%
R	$1,000	$945.20	$11.46	$1,013.29	$11.86	2.35%
R6	$1,000	$948.20	$8.89	$1,015.94	$9.20	1.82%
Advisor	$1,000	$949.10	$9.09	$1,015.74	$9.40	1.86%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Financial Highlights

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class A
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.10	$10.90	$9.86	$10.45	$10.50	$10.49

Income from investment operations[a]:

Net investment income[b]	0.19	0.25	0.28	0.23	0.37	0.29

Net realized and unrealized gains (losses)	(0.72)	(0.68)	1.03	(0.53)	(0.02)	0.08

Total from investment operations	(0.53)	(0.43)	1.31	(0.30)	0.35	0.37

Less distributions from:

Net investment income	(0.20)	(0.23)	(0.26)	(0.25)	(0.31)	(0.19)

Net realized gains	—	(0.14)	(0.01)	(0.04)	(0.09)	(0.17)

Total distributions	(0.20)	(0.37)	(0.27)	(0.29)	(0.40)	(0.36)

Net asset value, end of period	$9.37	$10.10	$10.90	$9.86	$10.45	$10.50

Total return[c]	(5.36)%	(4.16)%	13.33%	(2.92)%	3.42%	3.63%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.83%	2.65%	2.85%	3.24%	3.15%	3.51%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.11% [f]	2.14% [f]	2.27% [f]	2.74%	2.69%	2.98% [f]

Expenses incurred in connection with securities sold short	0.31%	0.28%	0.41%	0.58%	0.62%	0.89%

Net investment income	4.01%	2.38%	2.61%	2.24%	3.49%	2.71%

Supplemental data

Net assets, end of period (000’s)	$16,297	$17,506	$26,581	$20,212	$27,870	$45,088

Portfolio turnover rate	67.09%	169.38%	194.81%	205.14%	158.66%	251.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

f Benefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class C
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.91	$10.70	$9.69	$10.26	$10.34	$10.35

Income from investment operations[a]:

Net investment income[b]	0.16	0.17	0.19	0.15	0.27	0.19

Net realized and unrealized gains (losses)	(0.72)	(0.68)	1.01	(0.52)	(0.01)	0.07

Total from investment operations	(0.56)	(0.51)	1.20	(0.37)	0.26	0.26

Less distributions from:

Net investment income	(0.08)	(0.14)	(0.18)	(0.16)	(0.25)	(0.10)

Net realized gains	—	(0.14)	(0.01)	(0.04)	(0.09)	(0.17)

Total distributions	(0.08)	(0.28)	(0.19)	(0.20)	(0.34)	(0.27)

Net asset value, end of period	$9.27	$9.91	$10.70	$9.69	$10.26	$10.34

Total return[c]	(5.66)%	(4.91)%	12.40%	(3.66)%	2.61%	2.70%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.57%	3.42%	3.64%	3.96%	4.03%	4.37%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.86% [f]	2.91% [f]	3.05% [f]	3.46%	3.57%	3.84% [f]

Expenses incurred in connection with securities sold short	0.31%	0.28%	0.41%	0.58%	0.62%	0.89%

Net investment income	3.26%	1.61%	1.82%	1.52%	2.61%	1.85%

Supplemental data

Net assets, end of period (000’s)	$1,797	$2,592	$2,945	$2,882	$2,893	$2,503

Portfolio turnover rate	67.09%	169.38%	194.81%	205.14%	158.66%	251.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

f Benefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class R
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.98	$10.79	$9.77	$10.36	$10.41	$10.41

Income from investment operations[a]:

Net investment income[b]	0.18	0.23	0.25	0.21	0.33	0.25

Net realized and unrealized gains (losses)	(0.72)	(0.70)	1.01	(0.53)	(0.01)	0.09

Total from investment operations	(0.54)	(0.47)	1.26	(0.32)	0.32	0.34

Less distributions from:

Net investment income	(0.17)	(0.20)	(0.23)	(0.23)	(0.28)	(0.17)

Net realized gains	—	(0.14)	(0.01)	(0.04)	(0.09)	(0.17)

Total distributions	(0.17)	(0.34)	(0.24)	(0.27)	(0.37)	(0.34)

Net asset value, end of period	$9.27	$9.98	$10.79	$9.77	$10.36	$10.41

Total return[c]	(5.48)%	(4.42)%	12.95%	(3.13)%	3.12%	3.29%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	3.08%	2.92%	3.15%	3.46%	3.50%	3.82%

Expenses net of waiver, payments by affiliates and expense reduction[e]	2.35% [f]	2.41% [f]	2.55% [f]	2.96%	3.04%	3.29% [f]

Expenses incurred in connection with securities sold short	0.30%	0.28%	0.41%	0.58%	0.62%	0.89%

Net investment income	3.76%	2.11%	2.31%	2.02%	3.14%	2.40%

Supplemental data

Net assets, end of period (000’s)	$242	$218	$196	$169	$166	$162

Portfolio turnover rate	67.09%	169.38%	194.81%	205.14%	158.66%	251.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

f Benefit of expense reduction rounds to less than 0.01%.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Class R6
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.13	$10.94	$9.87	$10.45	$10.51	$10.50

Income from investment operations[a]:

Net investment income[b]	0.21	0.29	0.31	0.26	0.36	0.31

Net realized and unrealized gains (losses)	(0.72)	(0.69)	1.02	(0.53)	—[c]	0.08

Total from investment operations	(0.51)	(0.40)	1.33	(0.27)	0.36	0.39

Less distributions from:

Net investment income	(0.23)	(0.27)	(0.25)	(0.27)	(0.33)	(0.21)

Net realized gains	—	(0.14)	(0.01)	(0.04)	(0.09)	(0.17)

Total distributions	(0.23)	(0.41)	(0.26)	(0.31)	(0.42)	(0.38)

Net asset value, end of period	$9.39	$10.13	$10.94	$9.87	$10.45	$10.51

Total return[d]	(5.18)%	(4.00)%	13.54%	(2.58)%	3.53%	3.76%

Ratios to average net assets[e]

Expenses before waiver, payments by affiliates and expense reduction[f]	2.57%	3.98%	2.58%	2.95%	3.10%	3.35%

Expenses net of waiver, payments by affiliates and expense reduction[f]	1.82%[g]	1.86%[g]	1.99%[g]	2.41%	2.55%	2.83%[g]

Expenses incurred in connection with securities sold short	0.30%	0.28%	0.42%	0.58%	0.62%	0.89%

Net investment income	4.36%	2.60%	2.88%	2.57%	3.63%	2.86%

Supplemental data

Net assets, end of period (000’s)	$14	$15	$6	$5	$233	$13

Portfolio turnover rate	67.09%	169.38%	194.81%	205.14%	158.66%	251.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Total return is not annualized for periods less than one year.

e Ratios are annualized for periods less than one year.

f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

g Benefit of expense reduction rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL HIGHLIGHTS

Franklin K2 Long Short Credit Fund (continued)

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Advisor Class
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.10	$10.91	$9.88	$10.46	$10.51	$10.50

Income from investment operations[a]:

Net investment income[b]	0.21	0.28	0.30	0.26	0.38	0.30

Net realized and unrealized gains (losses)	(0.72)	(0.69)	1.02	(0.53)	(0.01)	0.09

Total from investment operations	(0.51)	(0.41)	1.32	(0.27)	0.37	0.39

Less distributions from:

Net investment income	(0.23)	(0.26)	(0.28)	(0.27)	(0.33)	(0.21)

Net realized gains	—	(0.14)	(0.01)	(0.04)	(0.09)	(0.17)

Total distributions	(0.23)	(0.40)	(0.29)	(0.31)	(0.42)	(0.38)

Net asset value, end of period	$9.36	$10.10	$10.91	$9.88	$10.46	$10.51

Total return[c]	(5.09)%	(3.99)%	13.45%	(2.61)%	3.60%	3.75%

Ratios to average net assets[d]

Expenses before waiver, payments by affiliates and expense reduction[e]	2.57%	2.42%	2.65%	2.96%	3.03%	3.37%

Expenses net of waiver, payments by affiliates and expense reduction[e]	1.86%[f]	1.91%[f]	2.06%[f]	2.46%	2.57%	2.84%[f]

Expenses incurred in connection with securities sold short	0.31%	0.28%	0.41%	0.58%	0.62%	0.89%

Net investment income	4.26%	2.61%	2.81%	2.52%	3.61%	2.85%

Supplemental data

Net assets, end of period (000’s)	$49,486	$66,727	$76,637	$73,047	$86,868	$45,514

Portfolio turnover rate	67.09%	169.38%	194.81%	205.14%	158.66%	251.81%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(f).

f Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Schedule of Investments, November 30, 2022 (unaudited)

Franklin K2 Long Short Credit Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 1.0%
	Aerospace & Defense 0.0%†
a	Satellogic Inc., 1/25/27, wts.	United States	603	$179

	Communications Equipment 0.0%†
a	Riverbed Technology Inc.	United States	3,479	887

	Diversified Financial Services 0.1%
a	Aequi Acquisition Corp., A, 11/30/27, wts.	United States	146	8
a	African Gold Acquisition Corp., A, 3/13/28, wts.	United States	1,393	28
a	Agile Growth Corp., A, 12/31/27, wts.	United States	382	5
a	Ares Acquisition Corp., A, 12/31/27, wts.	United States	566	43
a	Blue Whale Acquisition Corp. I, A, 7/09/23, wts.	United Arab Emirates	297	51
a	Crystal Peak Acquisition, A	Netherlands	1,993	19,631
a	Crystal Peak Acquisition, A, 6/22/26, wts.	Netherlands	802	401
a	DHC Acquisition Corp., A, 12/31/27, wts.	United States	71	1
a	Elliott Opportunity II Corp., A, 2/19/23, wts.	United States	333	46
a	Fast Acquisition Corp. II, A, 3/16/26, wts.	United States	53	36
a	Figure Acquisition Corp. I, A, 12/31/27, wts.	United States	345	7
a	Forum Merger IV Corp., A, 12/31/27, wts.	United States	206	5
a	Fusion Acquisition Corp. II, A, 12/31/27, wts.	United States	318	—
a	Glenfarne Merger Corp., A, 12/31/27, wts.	United States	95	—
a	Gores Technology Partners II Inc., A, 12/31/27, wts.	United States	68	—
a	Growth For Good Acquisition Corp., Contingent Value, rts., 6/14/23	United States	1,518	76
a	Hedosophia European Growth	United Kingdom	1,142	11,408
a	Jackson Acquisition Co., A, 12/31/28, wts.	United States	880	34
a	Landcadia Holdings IV Inc., A, 3/29/28, wts.	United States	343	41
a	LDH Growth Corp. I, A, 12/31/28, wts.	United States	28	2
a	Lead Edge Growth Opportunities Ltd., A, 12/31/28, wts.	United States	344	21
a	MDH Acquisition Corp., A, 2/02/28, wts.	United States	357	1
a	The Music Acquisition Corp., A, 2/05/28, wts.	United States	795	—
a	Obotech Acquisition SE, A	Luxembourg	1,240	12,607
a	Obotech Acquisition SE, A, 4/30/26, wts.	Luxembourg	413	43
a	Pegasus Acquisition Co. Europe BV, A	Netherlands	1,768	17,993
a	Southport Acquisition Corp., 5/24/28, wts.	United States	1,466	73
a	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	909	27
a	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	1,043	78
a	TCW Special Purpose Acquisition Corp., A, 12/31/28, wts.	United States	612	—
a	Teract SA, 11/16/25, wts.	France	1,165	24
a	Twin Ridge Capital Acquisition Corp., A	United States	2,202	22,086
a	Zimmer Energy Transition Acquisition Corp., A, 5/14/23, wts.	United States	703	91

				84,867

	Diversified Telecommunication Services 0.1%
a	Liberty Global PLC, C	United Kingdom	3,431	70,953
a	Telecom Italia SpA	Italy	61,000	13,309

				84,262

	Energy Equipment & Services 0.0%†
a	Nabors Industries Ltd.	United States	44	6,967

	Food Products 0.1%
	B&G Foods Inc., A	United States	3,600	47,808

	Hotels, Restaurants & Leisure 0.0%†
a	HomeToGo SE, 12/31/25, wts.	Luxembourg	210	22

	Independent Power & Renewable Electricity Producers 0.4%
	Clearway Energy Inc., A	United States	7,013	230,868

14	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Shares/ Warrants/ Rights		Value
	Common Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels 0.3%
a,b	Bighorn Permian Resources LLC	United States	1,346		$34,996
a	Earthstone Energy Inc., A	United States	31		491
c	Targa Resources Corp.	United States	2,078		154,582

					190,069

	Professional Services 0.0%†
a,b,d	Acosta Inc.	United States	923		7,569

	Textiles, Apparel & Luxury Goods 0.0%†
a	Ermenegildo Zegna Holditalia SpA, 10/30/27, wts.	Italy	571		1,142

	Total Common Stocks and Other Equity Interests (Cost $669,835)				654,640

	Convertible Preferred Stocks (Cost $50,262) 0.1%
	Professional Services 0.1%
b,d	Acosta Inc., cvt. pfd.	United States	1,066		46,797

	Preferred Stocks 0.1%
	Communications Equipment 0.0%†
a	Riverbed Technology Inc., pfd., A	United States	2,381		2,381

	Thrifts & Mortgage Finance 0.1%
	FHLMC, pfd.,
	O, 5.81%	United States	9,100		29,711
	Z, 8.375%	United States	2,420		5,324
	FNMA, pfd.,
	[a] O	United States	8,600		35,690
	S, 8.25%	United States	4,475		10,606

					81,331

	Total Preferred Stocks (Cost $171,500)				83,712

			Principal Amount*
	Convertible Bonds 1.5%
	Airlines 0.2%
e	Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	9,222	EUR	159,292

	Diversified Financial Services 0.1%
	Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	89,000		63,831

	Hotels, Restaurants & Leisure 0.2%
	Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	185,000		119,880

	Internet & Direct Marketing Retail 0.6%
e	Just Eat Takeaway.com NV, B, senior note, Reg S, 0.625%, 2/09/28	United Kingdom	300,000	EUR	212,148
	The Realreal Inc., senior note, 1.00%, 3/01/28	United States	55,000		20,625
	Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	185,000		148,832
	Wayfair Inc., A, senior note, 0.625%, 10/01/25	United States	33,000		21,368

					402,973

	Leisure Products 0.1%
	Peloton Interactive Inc., senior note, zero cpn., 2/15/26	United States	50,000		35,601

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Real Estate Management & Development 0.3%
e	Opendoor Technologies Inc., senior note, 144A, 0.25%, 8/15/26	United States	205,000	$86,797
	Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	122,000	86,132
	Redfin Corp., senior note,
	0.50%, 4/01/27	United States	78,000	32,760
	zero cpn., 10/15/25	United States	35,000	21,175

				226,864

	Total Convertible Bonds (Cost $1,176,501)			1,008,441

	Corporate Bonds and Notes 32.8%
	Airlines 0.8%
e	Allegiant Travel Co., senior secured note, 144A, 7.25%, 8/15/27	United States	18,000	17,556
e	American Airlines Group Inc., senior note, 144A, 3.75%, 3/01/25	United States	499,000	437,463
e	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., senior secured note, 144A, 8.00%, 9/20/25	United States	61,000	61,896

				516,915

	Automobiles 1.3%
e	Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	400,000	385,700
	Ford Motor Credit Co. LLC, senior note, 5.125%, 6/16/25	United States	248,000	240,424
e	Frontier Communications Holdings LLC, senior secured note, 144A, 8.75%, 5/15/30	United States	266,000	275,494

				901,618

	Banks 0.7%
	Bank of America Corp., senior bond, 2.972%, 2/04/33	United States	228,000	186,559
	Barclays PLC, senior bond, 7.437%, 11/02/33	United Kingdom	141,000	149,524
	HSBC Holdings PLC, senior note, 7.39%, 11/03/28	United Kingdom	109,000	114,377

				450,460

	Capital Markets 0.5%
	Blackstone Private Credit Fund, senior note,
	4.70%, 3/24/25	United States	54,000	52,814
	2.625%, 12/15/26	United States	58,000	49,312
	3.25%, 3/15/27	United States	57,000	49,150
	[e]144A, 7.05%, 9/29/25	United States	83,000	83,221
e	Owl Rock Core Income Corp., senior note, 144A, 7.75%, 9/16/27	United States	108,000	109,309

				343,806

	Chemicals 0.3%
e	Polar US Borrower LLC / Schenectady International Group Inc., senior note, 144A, 6.75%, 5/15/26	United States	500,000	209,418

	Commercial Services & Supplies 0.2%
e	Verscend Escrow Corp., senior note, 144A, 9.75%, 8/15/26	United States	138,000	138,235

	Communications Equipment 0.2%
e	Audacy Capital Corp., senior secured note, 144A, 6.75%, 3/31/29	United States	636,000	144,633

	Construction Materials 0.5%
e	SRM Escrow Issuer LLC, senior secured note, 144A, 6.00%, 11/01/28	United States	354,000	315,704

	Containers & Packaging 0.5%
	Ball Corp., senior note, 6.875%, 3/15/28	United States	106,000	109,742
e	Mauser Packaging Solutions Holding Co., senior secured note, 144A, 5.50%, 4/15/24	United States	199,000	196,542

				306,284

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Diversified Consumer Services 0.5%
e	The Hertz Corp., senior note, 144A, 4.625%, 12/01/26	United States	48,000		$41,691
e	Metis Merger Sub LLC, senior note, 144A, 6.50%, 5/15/29	United States	27,000		22,278
e	Sabre GLBL Inc., senior secured note, 144A, 11.25%, 12/15/27	United States	35,000		35,897
e	Sotheby’s/Bidfair Holdings Inc., senior secured note, 144A, 5.875%, 6/01/29	United States	200,000		166,771
e	United Rentals North America Inc., senior secured note, 144A, 6.00%, 12/15/29	United States	64,000		64,442

					331,079

	Diversified Financial Services 2.2%
e	AG Issuer LLC, senior secured note, 144A, 6.25%, 3/01/28	United States	248,000		231,655
e	Finance of America Funding LLC, senior note, 144A, 7.875%, 11/15/25	United States	500,000		304,090
e	Jane Street Group / JSG Finance Inc., senior secured note, 144A, 4.50%, 11/15/29	United States	463,000		407,035
e	Medline Borrower LP, senior secured note, 144A, 3.875%, 4/01/29	United States	96,000		82,645
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	226,000		159,109
e	Vistajet Malta Finance PLC / XO Management Holding Inc., senior note, 144A, 6.375%, 2/01/30	Switzerland	355,000		291,544

					1,476,078

	Diversified Telecommunication Services 1.6%
e	Altice France Holding SA, senior secured note, 144A, 10.50%, 5/15/27	Luxembourg	200,000		158,374
	British Telecommunications PLC, senior note, 4.50%, 12/04/23	United Kingdom	200,000		198,360
e	Connect Finco Sarl / Connect US Finco LLC, senior secured note, 144A, 6.75%, 10/01/26	United Kingdom	92,000		87,090
e	Level 3 Financing Inc., senior note, 144A, 4.625%, 9/15/27	United States	344,000		290,294
e	Lorca Telecom Bondco SA, senior secured note, Reg S, 4.00%, 9/18/27	Spain	100,000	EUR	94,642
e	VMED O2 UK Financing I PLC, senior secured bond, Reg S, 4.50%, 7/15/31	United Kingdom	248,000	GBP	238,748
e	Zayo Group Holdings Inc., senior note, 144A, 6.125%, 3/01/28	United States	92,000		50,076

					1,117,584

	Electric Utilities 1.3%
e	EP Infrastructure AS, senior note, Reg S, 1.698%, 7/30/26	Czech Republic	100,000	EUR	83,932
e	Eskom Holdings SOC Ltd., senior bond, Reg S,
	6.75%, 8/06/23	South Africa	252,000		246,582
	7.125%, 2/11/25	South Africa	400,000		377,066
	Pacific Gas and Electric Co., secured bond,
	4.95%, 7/01/50	United States	200,000		160,404
	3.50%, 8/01/50	United States	63,000		40,955

					908,939

	Energy Equipment & Services 0.4%
e	Solaris Midstream Holdings LLC, senior note, 144A, 7.625%, 4/01/26	United States	264,000		260,346

	Entertainment 0.5%
e,f	AMC Entertainment Holdings Inc., senior secured note, 144A, PIK, 10.00% (cash) 6/15/26	United States	242,000		90,896
e	Netflix Inc., senior bond, 144A, 4.875%, 6/15/30	United States	278,000		262,970

					353,866

	Equity Real Estate Investment Trusts (REITs) 0.8%
	Service Properties Trust, senior bond, 4.50%, 6/15/23	United States	124,000		123,070

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Equity Real Estate Investment Trusts (REITs) (continued)
e	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC, senior note, 144A, 6.00%, 1/15/30	United States	241,000		$174,315
e	Vici Properties LP / Vici Note Co. Inc., 144A,
	senior bond, 4.125%, 8/15/30	United States	171,000		148,400
	senior note, 5.625%, 5/01/24	United States	24,000		23,798
	senior note, 4.25%, 12/01/26	United States	47,000		43,779

					513,362

	Food & Staples Retailing 0.6%
e	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, senior note, 144A, 4.625%, 1/15/27	United States	47,000		43,535
e	Chobani LLC / Chobani Finance Corp. Inc., senior note, 144A, 7.50%, 4/15/25	United States	383,000		374,853

					418,388

	Gas Utilities 0.1%
e	Eustream AS, senior note, Reg S, 1.625%, 6/25/27	Slovak Republic	100,000	EUR	68,586

	Health Care Providers & Services 1.1%
e	Global Medical Response Inc., senior secured note, 144A, 6.50%, 10/01/25	United States	236,000		178,014
	HCA Inc.,
	[e] senior bond, 144A, 4.625%, 3/15/52	United States	88,000		71,079
	senior secured bond, 3.50%, 7/15/51	United States	109,000		73,843
e	LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	187,000		110,015
e	RP Escrow Issuer LLC, senior secured note, 144A, 5.25%, 12/15/25	United States	283,000		237,352
e	Universal Health Services Inc., senior secured note, 144A, 1.65%, 9/01/26	United States	88,000		75,571

					745,874

	Health Care Technology 0.5%
c,e	Cloud Software Group Holdings Inc., senior secured note, 144A, 6.50%, 3/31/29	United States	280,000		244,976
e	Open Text Corp., senior secured note, 144A, 6.90%, 12/01/27	Canada	80,000		80,197

					325,173

	Hotels, Restaurants & Leisure 1.3%
e	Carnival Corp., 144A,
	senior note, 7.625%, 3/01/26	United States	102,000		86,134
	senior note, 6.00%, 5/01/29	United States	96,000		68,282
	senior secured note, 9.875%, 8/01/27	United States	64,000		62,560
	senior secured note, 4.00%, 8/01/28	United States	93,000		77,562
e	Carnival Holdings Bermuda Ltd., senior note, 144A, 10.375%, 5/01/28	United States	195,000		203,340
e	Lions Gate Capital Holdings LLC, senior note, 144A, 5.50%, 4/15/29	United States	302,000		196,699
e	Royal Caribbean Cruises Ltd., 144A,
	senior secured note, 8.25%, 1/15/29	United States	130,000		132,119
	senior note, 9.25%, 1/15/29	United States	81,000		83,009

					909,705

	Household Durables 1.0%
e	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	7.75%, 2/15/26	United States	446,000		440,104
	10.50%, 2/15/26	United States	250,000		245,029

					685,133

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Internet & Direct Marketing Retail 1.3%
	Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	470,000		$297,895
e	Meta Platforms Inc., senior note, 144A, 3.50%, 8/15/27	United States	294,000		276,483
e	Prosus NV, Reg S,
	senior bond, 1.985%, 7/13/33	China	127,000	EUR	87,328
	senior bond, 2.778%, 1/19/34	China	100,000	EUR	72,659
	senior note, 3.257%, 1/19/27	China	100,000		87,985
e	Rakuten Group Inc., senior note, 144A, 10.25%, 11/30/24	Japan	88,000		86,728

					909,078

	IT Services 0.7%
e	Hurricane Finance PLC, senior secured note, Reg S, 8.00%, 10/15/25	United Kingdom	234,000	GBP	266,517
e	Virtusa Corp., senior note, 144A, 7.125%, 12/15/28	United States	286,000		214,986

					481,503

	Leisure Products 0.4%
e	Life Time Inc., senior secured note, 144A, 5.75%, 1/15/26	United States	25,000		24,074
e	Mattel Inc., senior note, 144A, 3.375%, 4/01/26	United States	280,000		257,458

					281,532

	Machinery 0.4%
e	TK Elevator US Newco Inc., senior secured note, 144A, 5.25%, 7/15/27	Germany	264,000		239,975

	Media 2.9%
e	Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	139,000		109,046
e	CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A, 5.00%, 2/01/28	United States	40,000		36,837
	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
	3.50%, 3/01/42	United States	126,000		85,538
	6.484%, 10/23/45	United States	353,000		333,031
	3.95%, 6/30/62	United States	281,000		175,835
	CSC Holdings LLC, senior bond,
	[e] 144A, 5.50%, 4/15/27	United States	58,000		53,214
	[e] 144A, 5.375%, 2/01/28	United States	34,000		30,480
	5.25%, 6/01/24	United States	88,000		84,903
e	DISH DBS Corp., senior secured note, 144A, 5.75%, 12/01/28	United States	350,000		284,524
e	Dish Network Corp., senior secured note, 144A, 11.75%, 11/15/27	United States	185,000		190,380
e	iHeartCommunications Inc., senior secured note, 144A, 4.75%, 1/15/28	United States	240,000		207,277
	Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	360,000		180,657
	TEGNA Inc., senior note, 4.625%, 3/15/28	United States	185,000		174,712

					1,946,434

	Metals & Mining 0.5%
	Arcelormittal SA, senior bond, 6.80%, 11/29/32	Luxembourg	44,000		44,505
e	Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	387,000		325,422

					369,927

	Mortgage Real Estate Investment Trusts (REITs) 0.6%
e	Apollo Commercial Real Estate Finance Inc., senior secured note, 144A, 4.625%, 6/15/29	United States	355,000		283,232
e	Rithm Capital Corp., senior note, 144A, 6.25%, 10/15/25	United States	149,000		134,780

					418,012

	Multiline Retail 0.2%
	Kohl’s Corp., senior bond, 5.55%, 7/17/45	United States	156,000		103,528

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes (continued)
	Oil, Gas & Consumable Fuels 3.1%
e	Aethon United BR LP / Aethon United Finance Corp., senior note, 144A, 8.25%, 2/15/26	United States	74,000	$73,726
e	Callon Petroleum Co., senior note, 144A, 8.00%, 8/01/28	United States	36,000	35,609
	Energy Transfer LP,
	senior bond, 6.125%, 12/15/45	United States	49,000	46,539
	senior bond, 6.00%, 6/15/48	United States	73,000	67,253
	senior bond, 6.25%, 4/15/49	United States	40,000	37,950
	senior bond, 5.00%, 5/15/50	United States	64,000	52,848
	[g] junior sub. note, H, 6.50% to 11/15/26, FRN thereafter, Perpetual	United States	120,000	103,581
	Laredo Petroleum Inc., senior note,
	9.50%, 1/15/25	United States	22,000	22,032
	10.125%, 1/15/28	United States	24,000	24,318
e	Moss Creek Resources Holdings Inc., senior note, 144A,
	7.50%, 1/15/26	United States	46,000	42,862
	10.50%, 5/15/27	United States	107,000	105,395
e	New Fortress Energy Inc., senior secured note, 144A, 6.75%, 9/15/25	United States	373,000	364,917
e	NGL Energy Operating LLC / NGL Energy Finance Corp., senior secured note, 144A, 7.50%, 2/01/26	United States	354,000	320,144
e	Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	31,000	30,305
	Petroleos Mexicanos, senior bond, 6.75%, 9/21/47	Mexico	238,000	151,507
e	Rockies Express Pipeline LLC, senior bond, 144A, 4.95%, 7/15/29	United States	22,000	19,823
	Southwestern Energy Co., senior bond, 4.75%, 2/01/32	United States	278,000	243,365
e	Venture Global Calcasieu Pass LLC, senior secured bond, 144A, 3.875%, 11/01/33	United States	381,000	310,515
	The Williams Cos. Inc., senior bond, 3.50%, 10/15/51	United States	95,000	67,352

				2,120,041

	Pharmaceuticals 1.7%
e	1375209 Bc Ltd., senior secured note, 144A, 9.00%, 1/30/28	Canada	171,000	168,862
e	Bausch Health Cos. Inc., senior secured note, 144A,
	[c] 5.50%, 11/01/25	United States	167,000	141,344
	11.00%, 9/30/28	United States	610,000	471,225
	14.00%, 10/15/30	United States	122,000	68,296
e	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	355,000	315,417

				1,165,144

	Professional Services 0.3%
e	Corelogic Inc., senior secured note, 144A, 4.50%, 5/01/28	United States	239,000	176,694

	Real Estate Management & Development 0.5%
e	The Howard Hughes Corp., senior note, 144A, 5.375%, 8/01/28	United States	176,000	159,466
e	Hunt Cos. Inc., senior secured note, 144A, 5.25%, 4/15/29	United States	252,000	209,415

				368,881

	Semiconductors & Semiconductor Equipment 0.5%
	Intel Corp., senior bond, 3.05%, 8/12/51	United States	235,000	160,332
	NVIDIA Corp., senior bond, 2.85%, 4/01/30	United States	235,000	207,668

				368,000

	Software 0.6%
	Microsoft Corp., senior bond, 2.525%, 6/01/50	United States	235,000	162,197
	Oracle Corp., senior bond,
	3.60%, 4/01/40	United States	57,000	42,884
	3.60%, 4/01/50	United States	156,000	108,782
	3.85%, 4/01/60	United States	121,000	81,790

				395,653

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Specialty Retail 2.1%
e	Abercrombie & Fitch Management Co., senior secured note, 144A, 8.75%, 7/15/25	United States	124,000		$123,532
	Bath & Body Works Inc., senior bond,
	6.875%, 11/01/35	United States	35,000		31,723
	6.75%, 7/01/36	United States	48,000		42,210
	[e] 144A, 6.625%, 10/01/30	United States	66,000		61,875
e	Carvana Co., senior note, 144A,
	5.625%, 10/01/25	United States	303,000		136,879
	5.50%, 4/15/27	United States	72,000		25,971
	5.875%, 10/01/28	United States	65,000		22,923
	4.875%, 9/01/29	United States	129,000		43,355
	10.25%, 5/01/30	United States	323,000		137,654
e	Douglas GMBH, senior secured note, Reg S, 6.00%, 4/08/26	Germany	731,000	EUR	635,053
e	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	151,000		132,311

					1,393,486

	Telecommunications 0.1%
	Embarq Corp., senior bond, 7.995%, 6/01/36	United States	138,000		58,869

	Total Corporate Bonds and Notes (Cost $25,139,698)				22,237,943

h,i	Senior Floating Rate Interests 0.7%
	Communications Equipment 0.1%
f	Riverbed Technology Inc., Exit Term Loan, PIK, 7.00% (cash), (1-Month USD LIBOR + 6.00%) 12/08/26	United States	88,477		37,413

	Consumer Discretionary Services 0.2%
	Travel Leaders Group LLC, Term Loan B, 8.071%, (1-Month USD LIBOR + 4.00%), 1/25/24	United States	140,784		128,671

	Equity Real Estate Investment Trusts (REITs) 0.1%
	McCarthy & Stone PLC, Term Loan B, 7.00%, (1-Month USD LIBOR + 7.00%), 12/16/25	United Kingdom	50,969	GBP	53,137

	Food & Staples Retailing 0.1%
j	Upfield Group BV, Term Loan RC, 4.492%, (3-Month EURIBOR + 3.00%), 1/02/25	Netherlands	67,209		58,573

	Health Care Equipment & Supplies 0.0%†
	Bausch & Lomb Corp., Initial Term Loan, 7.149%, (1-Month SOFR + 3.35%), 5/10/27	United States	38,497		36,601

	Media 0.0%†
	Advantage Sales & Marketing Inc., Term Loan B1, 8.284%, (3-Month USD LIBOR + 4.50%), 10/28/27	United States	34,140		27,683
	Altice USA Inc., Term Loan B, 6.123%, (1-Month USD LIBOR + 2.25%), 1/15/26	United States	7,032		6,721

					34,404

	Pharmaceuticals 0.1%
j	Bausch Health Cos. Inc., Term Loan B, 9.146%, (1-Month SOFR + 5.25%), 2/01/27	United States	75,731		56,751

	Software 0.1%
j	Citrix Systems Inc., Term Loan B, 8.153%, (1-Month SOFR + 4.50%), 3/30/29	United States	79,921		72,800

	Textiles, Apparel & Luxury Goods 0.0%†
j	Varsity Brands, Initial Term Loan, 7.571%, (1-Month USD LIBOR + 3.50%), 12/16/24	United States	4,859		4,675

	Total Senior Floating Rate Interests (Cost $590,468)				483,025

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities 4.7%
e	Government of Angola, senior bond, Reg S,
	8.00%, 11/26/29	Angola	274,000		$249,271
	9.375%, 5/08/48	Angola	200,000		167,655
	Government of Argentina, senior bond, 1.50%, 7/09/35	Argentina	1,670,495		392,587
e	Government of Dominican Republic, senior bond, Reg S, 5.875%, 1/30/60	Dominican Republic	300,000		223,875
e	Government of Germany, senior bond, Reg S, zero cpn., 2/15/32	Germany	76,500	EUR	66,824
e	Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	171,875		154,689
c	Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		350,054
e	Government of Nigeria, senior note, Reg S, 8.375%, 3/24/29	Nigeria	224,000		187,317
e	Government of Oman, senior bond, Reg S,
	6.25%, 1/25/31	Oman	200,000		199,842
	6.75%, 1/17/48	Oman	216,000		198,549
	Government of South Africa, senior bond,
	10.50%, 12/21/26	South Africa	6,839,116	ZAR	419,723
	8.75%, 2/28/48	South Africa	6,057,183	ZAR	275,865
e	Government of Ukraine, senior bond, Reg S,
	7.253%, 3/15/35	Ukraine	200,000		43,002
	7.375%, 9/25/34	Ukraine	622,000		134,588
	7.75%, 9/01/26	Ukraine	200,000		47,806
	zero cpn., 8/01/41	Ukraine	208,000		63,826

	Total Foreign Government and Agency Securities (Cost $3,747,303)				3,175,473

	U.S. Government and Agency Securities 2.4%
	U.S. Treasury Bond,
	2.25%, 2/15/52	United States	56,900		41,108
	2.875%, 5/15/52	United States	193,500		160,907
	U.S. Treasury Note,
	3.125%, 8/31/27	United States	881,500		854,676
	4.125%, 10/31/27	United States	63,200		64,012
	3.875%, 9/30/29	United States	50,000		50,356
	4.00%, 10/31/29	United States	11,000		11,169
	1.875%, 2/15/32	United States	79,800		68,734
	2.875%, 5/15/32	United States	48,800		45,750
	2.75%, 8/15/32	United States	257,300		238,364
	4.125%, 11/15/32	United States	68,900		71,602

	Total U.S. Government and Agency Securities (Cost $1,632,737)				1,606,678

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 35.6%
	Diversified Financial Services 15.8%
e,k	AMSR Trust, 2021-SFR1, G, 144A, FRN, 4.612%, 6/17/38	United States	500,000		397,166
e,i	Catskill Park CLO Ltd., 2017-1A, C, 144A, FRN, 7.943%, (3-Month USD LIBOR + 3.70%), 4/20/29	United States	1,000,000		933,894
	CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	13,026		11,696
e,i	Connecticut Avenue Securities Trust, 2022-R07, 1B1, 144A, FRN, 10.347%, (SOFR + 6.80%), 6/25/42	United States	13,532		13,838
e,i	FHLMC, 2022-DNA1, M1B, 144A, FRN, 5.371%, (SOFR + 1.85%), 1/25/42	United States	15,000		13,741
e	FRTKL, 2021-SFR1, G, 144A, 4.105%, 9/17/38	United States	990,000		828,142
e,i	GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 4.036%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	575,179		407,051
e,i	KREF Ltd., 2021-FL2, C, 144A, FRN, 5.911%, (1-Month USD LIBOR + 2.00%), 2/15/39	United States	500,000		469,223

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
e,i	Marathon CLO VI Ltd., 2018-6A, CR2, 144A, FRN, 8.15%, (3-Month USD LIBOR + 3.50%), 5/13/28	United States	980,000	$949,174
e,i	Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 7.729%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000	1,282,493
e,i	OCP CLO Ltd., 2021-8RA, C, 144A, FRN, 7.829%, (3-Month USD LIBOR + 3.75%), 1/17/32	United States	1,000,000	923,029
e	S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	2,138,769	1,646,761
k	STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 2.414%, 4/25/37	United States	42,852	24,724
e	Stellar Jay Ireland DAC, 2021-1, B, 144A, 5.926%, 10/15/41	Ireland	946,940	779,641
i	Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 4.694%, (1-Month USD LIBOR + 0.65%), 12/25/35	United States	78,770	66,755
e	Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	1,439,515	1,091,103
e,i	VMC Finance LLC, 2019-FL3, C, 144A, FRN, 5.961%, (1-Month USD LIBOR + 2.05%), 9/15/36	United States	880,961	838,561
	Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	88,595	74,238

				10,751,230

	Mortgage Real Estate Investment Trusts (REITs) 19.8%
k	American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 3.333%, 11/25/35	United States	102,010	78,354
e,k	Avenue of The Americas Trust, 2015-1211, E, 144A, FRN, 4.28%, 8/10/35	United States	150,000	123,581
k	Banc of America Mortgage Trust, FRN, 2005-K, 2A1, 3.419%, 12/25/35	United States	113,979	99,840
	2005-L, 1A1, 2.661%, 1/25/36	United States	87,372	72,916
	2005-L, 3A1, 2.629%, 1/25/36	United States	63,513	57,809
e,i	BBCMS Mortgage Trust, 2019-BWAY, E, 144A, FRN, 6.725%, (1-Month USD LIBOR + 2.85%), 11/15/34	United States	2,000,000	1,675,273
e,k	BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.222%, 3/26/37	United States	178,602	140,478
k	Bear Stearns ARM Trust, FRN, 2002-11, 1A2, 3.25%, 2/25/33	United States	1,461	1,136
	2006-2, 4A1, 3.28%, 7/25/36	United States	30,998	25,937
e,i	BXMT Ltd., 2021-FL4, C, 144A, FRN, 5.625%, (1-Month USD LIBOR + 1.75%), 5/15/38	United States	500,000	468,079
k	Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 3.543%, 4/25/37	United States	75,027	63,728
	Countrywide Alternative Loan Trust, 2005-73CB, 1A2, 6.25%, 1/25/36	United States	109,947	103,695
	2005-J10, 2A4, 6.00%, 10/25/35	United States	388,701	198,764
k	Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 3.061%, 4/25/34	Switzerland	103,865	87,054
	CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	718,280	292,763
e,k	FARM Mortgage Trust, 2021-1, B, 144A, FRN, 3.238%, 7/25/51	United States	896,953	650,341
e,i	Federal Home Loan Mortgage Corp., 2021-DNA6, B1, 144A, FRN, 6.947%, (SOFR + 3.40%), 10/25/41	United States	20,429	18,414
i	FREMF Mortgage Trust, 2018-KF52, B, FRN, 5.755%, (1-Month USD LIBOR + 1.95%), 9/25/28	United States	402,167	396,423
	GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	73,623	70,454
	Impac CMB Trust, 2004-4, 2A2, 5.357%, 9/25/34	United States	115,477	115,692
	[i]2004-8, 3B, FRN, 6.211%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	91,136	79,179
	[i]2005-2, 2B, FRN, 6.519%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	52,747	46,851
	[i]2005-4, 2M1, FRN, 4.766%, (1-Month USD LIBOR + 0.50%), 5/25/35	United States	138,076	109,802
	[i]2005-8, 2B, FRN, 6.294%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	66,692	58,630

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Mortgage Real Estate Investment Trusts (REITs) (continued)
i	IndyMac INDX Mortgage Loan Trust, FRN, 2006-AR12, A1, 4.424%, (1-Month USD LIBOR + 0.38%), 9/25/46	United States	136,634	$117,744
	2006-AR29, A2, 4.204%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	232,937	217,557
k	JPMBB Commercial Mortgage Securities Trust, 2015-C31, D, FRN, 4.276%, 8/15/48	United States	702,000	583,421
k	JPMorgan Mortgage Trust, FRN, 2006-A5, 6A1, 3.723%, 8/25/36	United States	162,882	129,012
	2006-A7, 2A3, 3.702%, 1/25/37	United States	68,146	52,546
	2007-A2, 2A1, 3.46%, 4/25/37	United States	94,888	69,786
b	Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	53,799	40,328
k	MASTR Adjustable Rate Mortgages Trust, 2004-10, B1, FRN, 3.504%, 10/25/34	United States	418,901	352,142
k	MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.838%, 10/25/47	United States	468,937	308,090
e,i	Morgan Stanley Capital I Trust, 2018-BOP, E, 144A, FRN, 5.825%, (1-Month USD LIBOR + 1.95%), 6/15/35	United States	1,200,000	1,128,847
k	RFMSI Trust, 2007-SA2, 3A, FRN, 5.25%, 4/25/37	United States	704,743	186,789
e,i	STACR Trust, 2018-HRP1, B2, 144A, FRN, 15.766%, (1-Month USD LIBOR + 11.75%), 5/25/43	United States	1,913,138	1,985,759
k	Structured ARM Loan Trust, 2004-4, B1, FRN, 4.03%, 4/25/34	United States	443,059	367,222
	WaMu Mortgage Pass-Through Certificates Series Trust, FRN, [k]2003-AR3, B1, 3.72%, 6/25/33	United States	194,578	171,424
	[i]2005-AR11, B1, 4.959%, (1-Month USD LIBOR + 0.92%), 8/25/45	United States	1,059,000	842,559
	[i]2006-4, 3A2B, 4.204%, (1-Month USD LIBOR + 0.16%), 5/25/36	United States	183,947	155,458
e,k	WFRBS Commercial Mortgage Trust, 2014-C22, D, 144A, FRN, 4.056%, 9/15/57	United States	2,000,000	1,680,262

				13,424,139

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $26,999,547)			24,175,369

		Number of Contracts	Notional Amount#
	Options Purchased 0.1%
	Calls – Exchange-Traded 0.0%†
	Alibaba Group Holding Ltd., January Strike Price $90.00, Expires 1/20/23	6	52,536	4,230
	Carvana Co., December Strike Price $20.00, Expires 12/16/22	22	16,962	88
	Carvana Co., March Strike Price $20.00, Expires 3/17/23	11	8,481	528
	CBOE Volatility Index, December Strike Price $30.00, Expires 12/21/22	240	493,920	10,320
	JD.com Inc., December Strike Price $67.50, Expires 12/16/22	13	74,334	1,235
	Meta Platforms Inc., March Strike Price $150.00, Expires 3/17/23	23	271,630	8,165
	SPDR S&P Oil & Gas Exploration & Production ETF, January Strike Price $160.00, Expires 1/20/23	14	212,968	8,330

				32,896

	Calls – Over-the-Counter 0.0%†
	JD.com Inc., Counterparty GSCO, January Strike Price $55.00, Expires 1/20/23	6	34,308	4,380

	Puts – Exchange-Traded 0.1%
	Blackstone Inc., February Strike Price $85.00, Expires 2/17/23	18	164,754	8,874
	Deere & Co., December Strike Price $310.00, Expires 12/16/22	4	176,400	20
	Deere & Co., March Strike Price $300.00, Expires 3/17/23	2	88,200	412

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of Contracts	Notional Amount#	Value
	Options Purchased (continued)
	Puts – Exchange-Traded (continued)
	Dick’s Sporting Good Inc., December Strike Price $85.00, Expires 12/16/22	20	239,160	$200
	Dick’s Sporting Good Inc., March Strike Price $70.00, Expires 3/17/23	8	95,664	856
	iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $68.00, Expires 12/16/22	1,000	7,566,000	4,000
	iShares iBoxx High Yield Corporate Bond ETF, January Strike Price $61.00, Expires 1/20/23	138	1,044,108	828
	S&P 500 Index, March Strike Price $3,445.00, Expires 3/31/23	4	1,632,044	16,160
	SPDR S&P 500 ETF Trust, December Strike Price $365.00, Expires 12/16/22	6	244,608	192
	Tesla Inc., April Strike Price $100.00, Expires 4/21/23	23	447,810	6,187
	Upstart Holdings Inc., March Strike Price $10.00, Expires 3/17/23	23	44,965	2,323

				40,052

	Puts – Over-the-Counter 0.0%†
	DJ EURO STOXX 50 Index, Counterparty BZWS, December Strike Price 3,450.00 EUR, Expires 12/16/22	3	118,942	81
	DJ EURO STOXX 50 Index, Counterparty BZWS, December Strike Price 3,750.00 EUR, Expires 12/16/22	4	158,589	537
	H & M Hennes & Mauritz AB, Counterparty CITI, December Strike Price 114.00 SEK, Expires 12/16/22	15	174,990	436
	H & M Hennes & Mauritz AB, Counterparty CITI, March Strike Price 100.00 SEK, Expires 3/17/23	21	244,986	640
	Softbank Group, Counterparty GSCO, March Strike Price 4,540.00 JPY, Expires 3/09/23	1,180	7,023,360	758

				2,452

	Currency Options 0.0%†
	USD/JPY, Counterparty GSCO, March Strike Price 126.00 JPY, Expires 3/14/23	1	1,243,000	7,410

	Total Options Purchased (Cost $337,485)			87,190

	Total Investments before Short Term Investments (Cost $60,515,336)			53,559,268

		Country	Shares
	Short Term Investments 19.9%
	Money Market Funds (Cost $13,030,542) 19.2%
l	Fidelity Investments Money Market Government Portfolio, Institutional, 3.58%	United States	13,030,542	13,030,542

			Principal Amount*
	Repurchase Agreements (Cost $467,501) 0.7%
m	Joint Repurchase Agreement, 3.745%, 12/01/22 (Maturity Value $467,550)	United States	467,501	467,501

	BNP Paribas Securities Corp. (Maturity Value $104,928) Deutsche Bank Securities Inc. (Maturity Value $16,354) HSBC Securities (USA) Inc. (Maturity Value $346,268)

Collateralized by U.S. Government and Agency Securities, 6.30%, 1/15/23 - 10/20/52; U.S. Treasury Bonds, Index Linked, 0.38%, 1/15/27; U.S. Treasury Notes, 0.13% - 1.13%, 12/31/22 - 1/15/25; and [n]U.S. Cash Management Bill, 1/15/25
(Valued at $477,022)

	Total Investments (Cost $74,013,379) 98.9%			67,057,311
	Options Written (0.3)%			(228,714)
	Securities Sold Short (5.7)%			(3,857,624)
	Other Assets, less Liabilities 7.1%			4,865,967

	Net Assets 100.0%			$67,836,940

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Number of Contracts	Notional Amount#	Value
o	Options Written (0.3)%
	Calls – Exchange-Traded (0.3)%
	iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $74.00, Expires 12/16/22	1,000	7,566,000	$(161,000)
	S&P 500 Index, March Strike Price $4,100.00, Expires 3/31/23	4	1,632,044	(61,556)

				(222,556)

	Puts – Exchange-Traded (0.0)%†
	Blackstone Inc., February Strike Price $75.00, Expires 2/17/23	18	164,754	(3,996)
	iShares iBoxx High Yield Corporate Bond ETF, December Strike Price $63.00, Expires 12/16/22	1,000	7,566,000	(2,000)

				(5,996)

	Puts – Over-the-Counter (0.0)%†
	DJ EURO STOXX 50 Index, Counterparty BZWS, December Strike Price 3,550.00 EUR, Expires 12/16/22	4	158,589	(162)

	Total Options Written (Premiums Received $171,745)			(228,714)

		Country	Shares
p	Securities Sold Short (5.7)%
	Common Stocks (1.1)%
	Capital Markets (1.1)%
	Ares Capital Corp.	United States	23,270	(457,256)
	Coinbase Global Inc., A	United States	900	(41,157)
	Owl Rock Capital Corp.	United States	20,918	(270,051)

	Total Common Stocks (Proceeds $775,133)			(768,464)

			Principal Amount*
	Corporate Bonds and Notes (3.1)%
	Automobiles (0.2)%
	Ford Motor Credit Co. LLC, senior note, 4.95%, 5/28/27	United States	140,000	(132,644)

	Building Products (0.2)%
	3M Co., senior bond, 2.375%, 8/26/29	United States	146,000	(125,750)

	Chemicals (0.1)%
	Celanese US Holdings LLC, senior note, 6.33%, 7/15/29	United States	78,000	(75,051)

	Construction & Engineering (0.4)%
	Fluor Corp., senior bond, 4.25%, 9/15/28	United States	312,000	(284,466)

	Consumer Finance (0.5)%
	Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	48,000	(47,388)
	Onemain Finance Corp., senior note, 6.875%, 3/15/25	United States	28,000	(27,230)
	7.125%, 3/15/26	United States	257,000	(249,290)

				(323,908)

	Diversified Financial Services (0.4)%
e	Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	166,000	(138,071)
e	Medline Borrower LP, senior note, 144A, 5.25%, 10/01/29	United States	96,000	(78,348)
e	MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	137,000	(96,451)

				(312,870)

	Electric Utilities (0.0)%†
e	Vistra Operations Co. LLC, senior note, 144A, 4.375%, 5/01/29	United States	12,000	(10,750)

	Health Care Providers & Services (0.1)%
e	Tenet Healthcare Corp., senior secured note, 144A, 6.25%, 2/01/27	United States	69,000	(66,201)

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Country	Principal Amount*		Value
p	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Media (0.6)%
	DISH DBS Corp., senior note, 7.75%, 7/01/26	United States	33,000		$(27,691)
	iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	228,886		(204,084)
e	Scripps Escrow II Inc., senior bond, 144A, 5.375%, 1/15/31	United States	210,000		(171,696)

					(403,471)

	Oil, Gas & Consumable Fuels (0.1)%
e	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., senior bond, 144A, 6.00%, 12/31/30	United States	71,000		(64,343)

	Semiconductors & Semiconductor Equipment (0.5)%
	Intel Corp., senior bond, 4.75%, 3/25/50	United States	143,000		(128,884)
	4.90%, 8/05/52	United States	211,000		(193,253)

					(322,137)

	Total Corporate Bonds and Notes (Proceeds $2,206,523)				(2,121,591)

	Foreign Government and Agency Securities (0.6)%
e	Government of Italy, senior bond, Reg S, 0.95%, 6/01/32	Italy	92,000	EUR	(74,684)
	Government of Turkey, senior bond, 5.75%, 3/22/24	Turkey	170,000		(170,037)
	7.375%, 2/05/25	Turkey	131,000		(131,922)

	Total Foreign Government and Agency Securities (Proceeds $388,202)				(376,643)

	U.S. Government and Agency Securities (0.9)%
	U.S. Treasury Bond, 3.375%, 8/15/42	United States	68,000		(62,231)
	2.25%, 2/15/52	United States	56,900		(41,108)
	U.S. Treasury Note, 4.125%, 9/30/27	United States	43,600		(44,136)
	1.875%, 2/15/32	United States	79,800		(68,734)
	2.875%, 5/15/32	United States	48,800		(45,750)
	2.75%, 8/15/32	United States	355,100		(328,967)

	Total U.S. Government and Agency Securities (Proceeds $610,113)				(590,926)

	Total Securities Sold Short (Proceeds $3,979,971)				$(3,857,624)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

a Non-income producing.

b Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.

c A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2022, the aggregate value of these securities and/or cash pledged amounted to $1,141,119, representing 1.7% of net assets.

d See Note 10 regarding restricted securities.

e Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the net value of these securities was $37,435,393, representing 55.2% of net assets.

f Income may be received in additional securities and/or cash.

g Perpetual security with no stated maturity date.

h See Note 1(g) regarding senior floating rate interests.

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

i The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

j See Note 11 regarding unfunded loan commitments.

k Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

l The rate shown is the annualized seven-day effective yield at period end.

m See Note 1(c) regarding joint repurchase agreement.

n The security was issued on a discount basis with no stated coupon rate.

o See Note 1(d) regarding written options.

p See Note 1(f) regarding securities sold short.

At November 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
NASDAQ 100 E-Mini Index	Short	3	$722,535	12/16/22	$(15,675)
S&P 500 E-Mini Index	Short	3	612,188	12/16/22	(23,303)

Total Futures Contracts					$(38,978)

* As of period end.

At November 30, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	1,915,375	358,086		12/02/22	$11,012	$—
Brazilian Real	JPHQ	Sell	1,915,375	360,273		12/02/22	—	(8,825)
British Pound	JPHQ	Sell	740,000	845,134		12/21/22	—	(47,540)
Chilean Peso	JPHQ	Sell	179,216,737	182,260		12/21/22	—	(18,293)
Chinese Yuan	JPHQ	Sell	1,003,592	139,961		12/21/22	—	(2,718)
Polish Zloty	JPHQ	Sell	334,605	67,778	EUR	12/21/22	4,264	(7,740)
Hungarian Forint	JPHQ	Sell	80,165,578	193,209	EUR	12/21/22	9,793	(10,887)
Euro	JPHQ	Buy	967,290	969,309		12/21/22	43,374	—
Euro	JPHQ	Sell	1,069,309	1,066,836		12/21/22	—	(48,095)
Hong Kong Dollar	JPHQ	Buy	160,000	20,415		12/21/22	63	—
Hong Kong Dollar	JPHQ	Sell	330,000	42,098		12/21/22	—	(138)
Euro	DBAB	Sell	54,936	23,490,736	HUF	12/21/22	5,937	(3,865)
Euro	JPHQ	Sell	134,519	56,674,841	HUF	12/21/22	8,514	(5,578)
Japanese Yen	JPHQ	Sell	3,860,000	27,191		12/21/22	—	(848)
Mexican Peso	JPHQ	Buy	15,930,962	788,821		12/21/22	33,731	—
Mexican Peso	JPHQ	Sell	16,071,424	785,543		12/21/22	—	(44,261)
Polish Zloty	DBAB	Sell	269,669	53,858		12/21/22	—	(5,899)
Euro	JPHQ	Sell	69,776	334,605	PLN	12/21/22	3,576	(2,182)
Polish Zloty	JPHQ	Buy	969,999	201,077		12/21/22	13,870	—
Polish Zloty	JPHQ	Sell	700,330	144,487		12/21/22	—	(10,703)
South African Rand	JPHQ	Sell	12,135,743	691,550		12/21/22	—	(9,403)
Swedish Krona	JPHQ	Sell	20,000	1,770		12/21/22	—	(138)
Swiss Franc	JPHQ	Buy	2,150,000	2,221,682		12/21/22	57,541	—
Swiss Franc	JPHQ	Sell	2,350,000	2,434,117		12/21/22	—	(57,126)
Euro	JPHQ	Sell	770,000	865,449		3/31/23	56,901	—
Euro	JPHQ	Sell	970,000	1,135,928		3/31/25	80,436	—

Total Forward Exchange Contracts							$329,012	$(284,239)

Net unrealized appreciation (depreciation)							$44,773

* In U.S. dollars unless otherwise indicated.

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2022, the Fund had the following credit default swap contracts outstanding. See Note 1(d).

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Government of South Africa	(1.00)%	Quarterly		12/20/27	271,000		$16,788	$27,460	$(10,672)
Traded Index
CDX.NA.HY.39	(5.00)%	Quarterly		12/20/27	2,000,000		(37,517)	40,450	(77,967)

Total Centrally Cleared Swap Contracts							$(20,729)	$67,910	$(88,639)

OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	5,000	EUR	325	543	(218)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	6,000	EUR	390	638	(248)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	12,000	EUR	779	917	(138)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	14,000	EUR	(3,588)	1,408	(4,996)
Air France-KLM	(5.00)%	Quarterly	CITI	12/20/27	23,000	EUR	1,494	1,856	(362)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	138,000		(13,526)	(10,520)	(3,006)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	42,000		(4,116)	(3,377)	(739)
Ally Financial Inc.	(5.00)%	Quarterly	BNPP	12/20/27	24,000		(2,352)	(2,090)	(262)
Ally Financial Inc.	(5.00)%	Quarterly	CITI	12/20/24	40,000		(2,786)	(2,008)	(778)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	119,000		(11,664)	(9,727)	(1,937)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	15,000		(1,470)	(1,342)	(128)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	16,000		(1,568)	(1,263)	(305)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	12,000		(1,176)	(1,145)	(31)
Ally Financial Inc.	(5.00)%	Quarterly	GSCO	12/20/27	7,000		(686)	(621)	(65)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/27	31,000		(3,039)	(2,704)	(335)
Ally Financial Inc.	(5.00)%	Quarterly	MSCS	12/20/24	34,000		(2,369)	(1,698)	(671)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/23	48,000		(552)	892	(1,444)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	15,000		25	218	(193)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	14,000		24	378	(354)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/23	41,000		69	945	(876)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	42,000		1,322	1,361	(39)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	25,000		787	2,771	(1,984)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/24	84,000		2,643	5,462	(2,819)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/24	20,000		1,158	2,785	(1,627)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/25	16,000		1,480	1,967	(487)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	6/20/25	64,000		5,920	7,469	(1,549)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/26	4,000		609	513	96
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/26	15,000		2,285	1,032	1,253

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	4,000		$553	$274	$279
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	6/20/26	28,000		3,871	2,074	1,797
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	12,000		20	190	(170)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	17,000		28	267	(239)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	20,000		34	909	(875)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/23	33,000		55	2,047	(1,992)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/24	10,000		314	814	(500)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	6/20/24	37,000		1,164	3,307	(2,143)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/24	9,000		521	1,316	(795)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	27,000		3,311	3,361	(50)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	11,000		(570)	(501)	(69)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	6/20/27	26,000		(655)	(326)	(329)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/25	19,000		(983)	(733)	(250)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	52,000		(1,310)	(709)	(601)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	26,000		(655)	(421)	(234)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	6/20/27	26,000		(655)	272	(927)
Arcelormittal SA	(5.00)%	Quarterly	BOFA	12/20/27	25,000	EUR	(3,422)	(1,580)	(1,842)
Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	51,000	EUR	(6,981)	(3,245)	(3,736)
Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	12,000	EUR	(1,643)	(1,041)	(602)
Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	12,000	EUR	(1,643)	(965)	(678)
Arcelormittal SA	(5.00)%	Quarterly	JPHQ	12/20/27	12,000	EUR	(1,643)	(946)	(697)
BMW AG	(1.00)%	Quarterly	BZWS	12/20/27	54,000	EUR	(852)	700	(1,552)
BMW AG	(1.00)%	Quarterly	MSCS	12/20/27	54,000	EUR	(852)	557	(1,409)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	12,000		3,902	4,774	(872)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	12,000		3,902	4,832	(930)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	12,000		3,902	4,858	(956)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	24,000		7,804	8,414	(610)
Carnival Corp.	(1.00)%	Quarterly	BZWS	12/20/26	24,000		7,804	9,578	(1,774)
Carnival Corp.	(1.00)%	Quarterly	CITI	12/20/26	12,000		3,902	4,107	(205)
Ceconomy AG	(1.00)%	Quarterly	MSCS	6/20/23	2,000	EUR	82	193	(111)
Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	4,000	EUR	385	472	(87)
Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	4,000	EUR	385	473	(88)
Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	4,000	EUR	385	494	(109)
Ceconomy AG	(1.00)%	Quarterly	MSCS	12/20/23	8,000	EUR	770	892	(122)
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	12/20/27	67,000	EUR	(108)	1,574	(1,682)

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Compagnie de Saint-Gobain SA	(1.00)%	Quarterly	CITI	12/20/27	112,000	EUR	$(180)	$2,626	$(2,806)
Daimler Truck Holding AG	(1.00)%	Quarterly	GSCO	12/20/27	56,000	EUR	(602)	851	(1,453)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	CITI	12/20/27	86,000		(8,321)	(4,984)	(3,337)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	GSCO	12/20/27	1,000		(96)	(62)	(34)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCS	12/20/27	29,000		(2,805)	(2,277)	(528)
Ford Motor Credit Co. LLC	(5.00)%	Quarterly	MSCS	12/20/27	12,000		(1,161)	(495)	(666)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		(2,033)	759	(2,792)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		(1,221)	1,024	(2,245)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	58,000		(2,128)	(1,805)	(323)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	47,000		(1,724)	(1,457)	(267)
Government of Japan	(1.00)%	Quarterly	BZWS	12/20/27	24,000		(880)	(742)	(138)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	82,000		(3,007)	(2,516)	(491)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	47,000		(1,724)	(1,458)	(266)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	35,000		(1,284)	(1,205)	(79)
Government of Japan	(1.00)%	Quarterly	GSCO	12/20/27	24,000		(880)	(737)	(143)
Groupe Casino	(5.00)%	Quarterly	BZWS	12/20/22	80,000	EUR	(618)	434	(1,052)
Groupe Casino	(5.00)%	Quarterly	JPHQ	12/20/22	10,000	EUR	(77)	55	(132)
HP Inc.	(1.00)%	Quarterly	GSCO	12/20/27	60,000		521	2,437	(1,916)
HP Inc.	(1.00)%	Quarterly	MSCS	12/20/27	65,000		564	2,279	(1,715)
ICE Ltd.	(5.00)%	Quarterly	JPHQ	6/20/25	10,000	EUR	1,509	352	1,157
Iceland Bondco	(5.00)%	Quarterly	GSCO	6/20/25	15,000	EUR	2,264	2,162	102
JFE Holdings Inc.	(1.00)%	Quarterly	BZWS	12/20/27	4,732,000	JPY	(864)	(334)	(530)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	4,732,000	JPY	(864)	(639)	(225)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	2,366,000	JPY	(432)	(233)	(199)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	12/20/27	2,366,000	JPY	(432)	(183)	(249)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	4,706,000	JPY	(1,112)	(725)	(387)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,353,000	JPY	(556)	(460)	(96)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,353,000	JPY	(556)	(367)	(189)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,353,000	JPY	(556)	(288)	(268)
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,353,000	JPY	(556)	(463)	(93)
Kobe Steel Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	1,273,000	JPY	(5)	18	(23)
Kobe Steel Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	2,383,000	JPY	(9)	42	(51)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/26	41,000		2,990	595	2,395
Lanxess AG	(1.00)%	Quarterly	GSCO	12/20/27	36,000	EUR	1,529	2,527	(998)
Lanxess AG	(1.00)%	Quarterly	JPHQ	12/20/27	181,000	EUR	7,690	13,921	(6,231)
Lloyds Bank PLC	(1.00)%	Quarterly	BZWS	12/20/27	40,000	EUR	975	2,380	(1,405)
Lloyds Bank PLC	(1.00)%	Quarterly	CITI	12/20/27	12,000	EUR	292	569	(277)
Lloyds Bank PLC	(1.00)%	Quarterly	CITI	12/20/27	107,000	EUR	2,608	4,916	(2,308)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/27	14,000	EUR	341	1,057	(716)
Louis Dreyfus Co.	(5.00)%	Quarterly	JPHQ	12/20/27	26,000	EUR	(4,575)	(3,140)	(1,435)
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000	JPY	(613)	582	(1,195)

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	2,509,000	JPY	$(196)	$(134)	$(62)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	1,175,000	JPY	(91)	(66)	(25)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,350,000	JPY	(183)	(24)	(159)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,350,000	JPY	(183)	–	(183)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	1,175,000	JPY	(92)	19	(111)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	12/20/27	2,350,000	JPY	(183)	39	(222)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	2,350,000	JPY	(183)	(149)	(34)
Next PLC	(1.00)%	Quarterly	BZWS	12/20/27	9,000	EUR	406	635	(229)
Next PLC	(1.00)%	Quarterly	CITI	12/20/27	80,000	EUR	3,611	5,644	(2,033)
Next PLC	(1.00)%	Quarterly	GSCO	12/20/27	32,000	EUR	1,444	2,270	(826)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	718,000	JPY	217	332	(115)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	BZWS	12/20/27	5,744,000	JPY	1,735	2,152	(417)
Nippon Paper Industries Co. Ltd.	(1.00)%	Quarterly	JPHQ	12/20/27	2,872,000	JPY	867	1,382	(515)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	5,915,000	JPY	(1,201)	(620)	(581)
Nippon Steel Corp.	(1.00)%	Quarterly	BZWS	12/20/27	2,366,000	JPY	(480)	(290)	(190)
Nippon Steel Corp.	(1.00)%	Quarterly	GSCO	12/20/27	2,366,000	JPY	(480)	(405)	(75)
Nippon Steel Corp.	(1.00)%	Quarterly	MSCS	12/20/27	4,732,000	JPY	(961)	(728)	(233)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	12/20/24	2,261,000	JPY	1,040	364	676
Rakuten Group Inc.	(1.00)%	Quarterly	CITI	12/20/24	5,734,000	JPY	2,639	1,602	1,037
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/24	2,867,000	JPY	1,319	741	578
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	158,000	JPY	145	116	29
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	481,000	JPY	441	355	86
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/27	1,491,000	JPY	1,366	832	534
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	12/20/27	1,420,000	JPY	1,409	1,188	221
Simon Property Group LP	(1.00)%	Quarterly	BNPP	12/20/27	52,000		34	805	(771)
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/27	84,000		54	1,445	(1,391)
Societe Generale SA	(1.00)%	Quarterly	BZWS	12/20/23	200,000	EUR	(1,392)	942	(2,334)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	777,000	JPY	617	764	(147)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	1,331,000	JPY	1,058	1,242	(184)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	1,503,000	JPY	1,194	1,412	(218)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/27	4,972,000	JPY	3,952	4,731	(779)
Stellantis NV	(5.00)%	Quarterly	BZWS	12/20/27	14,000	EUR	(2,292)	(1,481)	(811)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	55,000	EUR	(9,005)	(5,800)	(3,205)
Stellantis NV	(5.00)%	Quarterly	CITI	12/20/27	12,000	EUR	(1,964)	(1,405)	(559)
Stena AB	(5.00)%	Quarterly	BZWS	6/20/24	15,000	EUR	77	(350)	427
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	3,000	EUR	15	25	(10)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	5,000	EUR	26	42	(16)
Stena AB	(5.00)%	Quarterly	GSCO	12/20/24	92,000	EUR	690	(3,833)	4,523
Stena AB	(5.00)%	Quarterly	GSCO	6/20/27	3,000	EUR	107	(6)	113
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	2,000	EUR	72	20	52
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	6,000	EUR	215	69	146
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	28,000	EUR	1,003	166	837
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	10,000	EUR	358	222	136
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	35,000	EUR	1,255	269	986
Stena AB	(5.00)%	Quarterly	JPHQ	6/20/27	15,000	EUR	538	942	(404)
TDC Holding	(1.00)%	Quarterly	BNPP	6/20/27	60,000	EUR	215	3,106	(2,891)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	5,000		(21)	215	(236)
U.S. Steel Corp.	(5.00)%	Quarterly	BZWS	12/20/27	11,000		(48)	543	(591)

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
U.S. Steel Corp.	(5.00)%	Quarterly	GSCO	12/20/27	11,000	$(48)	$224	$(272)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(52)	179	(231)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(52)	590	(642)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	12,000	(52)	638	(690)
U.S. Steel Corp.	(5.00)%	Quarterly	MSCS	12/20/27	23,000	(100)	729	(829)
Contracts to Sell Protection[c,d]
Single Name
American Axle & Manufacturing Inc.	5.00%	Quarterly	CITI	6/20/25	17,000	881	772	109	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	GSCO	12/20/27	13,000	197	586	(389)	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	5,000	260	237	23	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	9,000	467	329	138	BB-
American Axle & Manufacturing Inc.	5.00%	Quarterly	MSCS	6/20/25	52,000	2,693	2,266	427	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	3,000	143	(29)	172	BB-
Calpine Corp.	5.00%	Quarterly	JPHQ	12/20/27	53,000	2,532	201	2,331	BB-
Kohl’s Corp.	1.00%	Quarterly	JPHQ	6/20/26	41,000	(2,989)	(2,630)	(359)	BB+
United Airlines Inc.	5.00%	Quarterly	BZWS	12/20/27	11,000	(360)	(1,179)	819	B+
United Airlines Inc.	5.00%	Quarterly	GSCO	12/20/27	11,000	(360)	(927)	567	B+

Total OTC Swap Contracts						$(14,724)	$77,284	$(92,008)

Total Credit Default Swap Contracts						$(35,453)	$145,194	$(180,647)

a In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

b Based on Standard and Poor’s (S&P) Rating for single name swaps.

c Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

d The Fund enters contracts to sell protection to create a long credit position.

At November 30, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.36%	Annually	3/08/24	1,000,000		$41,829
Receive Floating Banxico Mexico 1 Month rate Pay Fixed rate 9.35%	Monthly	12/17/25	4,606,860	MXN	(1,484)
Receive Floating rate 6-Month-WIBOR Pay Fixed rate 6.025%	Semi-Annually	12/21/27	640,183	PLN	(941)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		9,787
Receive Floating rate 1 Year-SOFR Pay Fixed rate 1.52%	Annually	3/08/32	1,000,000		146,650

Total Interest Rate Swap Contracts					$195,841

* In U.S. dollars unless otherwise indicated.

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At November 30, 2022, the Fund had the following total return swap contracts outstanding. See Note 1(d).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts – Long[a]
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	GSCO	1/26/23	$30,607	$2,025
Energy Transfer LP	1-Month LIBOR + 0.90%	Monthly	BZWS	2/14/23	43,315	2,843
Energy Transfer LP	1-Month LIBOR + 0.50%	Monthly	CITI	10/18/23	24,712	1,456

Total - Total Return Swap Contracts						$6,324

a The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Note 12 regarding other derivative information

See Abbreviations on page 53.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2022 (unaudited)

Franklin K2 Long Short Credit Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$73,545,878
Cost – Unaffiliated repurchase agreements	467,501

Value – Unaffiliated issuers	$66,589,810
Value – Unaffiliated repurchase agreements	467,501
Cash	5,850
Restricted cash for OTC derivatives (Note 1e)	120,000
Foreign currency, at value (cost $1,898,200)	1,949,346
Receivables:
Investment securities sold	532,296
Capital shares sold	13,595
Dividends and interest	560,586
Deposits with brokers for:
Securities sold short	3,656,228
OTC derivative contracts	240,000
Futures contracts	79,200
Centrally cleared swap contracts	235,704
Due from brokers	234,745
Variation margin on centrally cleared swap contracts	30,639
OTC swap contracts (upfront payments $197,842)	168,872
Unrealized appreciation on OTC forward exchange contracts	329,012
Unrealized appreciation on OTC swap contracts	28,370

Total assets	75,241,754

Liabilities:
Payables:
Investment securities purchased	1,094,576
Capital shares redeemed	59,151
Management fees	27,919
Distribution fees	4,924
Trustees’ fees and expenses	1,076
Transfer agent fees	19,453
Deposits from brokers for:
OTC derivative contracts	120,000
Due to brokers	1,373,128
Variation margin on futures contracts	6,731
OTC swap contracts (upfront receipts $97,710)	91,588
Options written, at value (premiums received $171,745)	228,714
Securities sold short, at value (proceeds $3,979,971)	3,857,624
Unrealized depreciation on OTC forward exchange contracts	284,239
Unrealized depreciation on OTC swap contracts	114,054
Unrealized depreciation on unfunded loan commitments (Note 11)	26,697
Accrued expenses and other liabilities	94,940

Total liabilities	7,404,814

Net assets, at value	$67,836,940

Net assets consist of:
Paid-in capital	$78,208,714
Total distributable earnings (loss)	(10,371,774)

Net assets, at value	$67,836,940

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

November 30, 2022 (unaudited)

Franklin K2 Long Short Credit Fund

Class A:
Net assets, at value	$16,297,075

Shares outstanding	1,739,920

Net asset value per share[a]	$9.37

Maximum offering price per share (net asset value per share ÷ 94.50%)	$9.92

Class C:
Net assets, at value	$1,797,307

Shares outstanding	193,821

Net asset value and maximum offering price per share[a]	$9.27

Class R:
Net assets, at value	$242,194

Shares outstanding	26,114

Net asset value and maximum offering price per share	$9.27

Class R6:
Net assets, at value	$14,027

Shares outstanding	1,494

Net asset value and maximum offering price per share	$9.39

Advisor Class:
Net assets, at value	$49,486,337

Shares outstanding	5,287,890

Net asset value and maximum offering price per share	$9.36

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2022 (unaudited)

Franklin K2 Long Short Credit Fund

Investment income:
Dividends:
Unaffiliated issuers	$141,226
Interest: (net of foreign taxes)~
Unaffiliated issuers	2,229,391

Total investment income	2,370,617

Expenses:
Management fees (Note 3a)	580,662
Distribution fees: (Note 3c)
Class A	20,965
Class C	10,266
Class R	575
Transfer agent fees: (Note 3e)
Class A	10,869
Class C	1,323
Class R	150
Class R6	10
Advisor Class	37,219
Custodian fees (Note 4)	37,964
Reports to shareholders fees	15,995
Registration and filing fees	49,146
Professional fees	116,198
Trustees’ fees and expenses	13,564
Dividends and interest on securities sold short	117,729
Security borrowing fees	2,267
Other	12,572

Total expenses	1,027,474

Expense reductions (Note 4)	(487)
Expenses waived/paid by affiliates (Note 3f)	(275,170)

Net expenses	751,817

Net investment income	1,618,800

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(4,736,539)
Written options	282,764
Foreign currency transactions	(123,416)
Forward exchange contracts	272,404
Futures contracts	243,651
Securities sold short	321,307
Swap contracts	33,424

Net realized gain (loss)	(3,706,405)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,576,947)
Written options	(212,032)
Translation of other assets and liabilities denominated in foreign currencies	40,507
Forward exchange contracts	(41,276)
Futures contracts	(121,597)
Securities sold short	(161,667)
Swap contracts	(72,287)

Net change in unrealized appreciation (depreciation)	(2,145,299)

Net realized and unrealized gain (loss)	(5,851,704)

Net increase (decrease) in net assets resulting from operations	$(4,232,904)

~Foreign taxes withheld on interest	$150

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin K2 Long Short Credit Fund

	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$1,618,800	$2,593,897
Net realized gain (loss)	(3,706,405)	121,020
Net change in unrealized appreciation (depreciation)	(2,145,299)	(6,606,394)

Net increase (decrease) in net assets resulting from operations	(4,232,904)	(3,891,477)

Distributions to shareholders:
Class A	(346,186)	(783,078)
Class C	(17,398)	(70,593)
Class R	(4,062)	(6,238)
Class R6	(337)	(576)
Advisor Class	(1,418,415)	(2,881,103)

Total distributions to shareholders	(1,786,398)	(3,741,588)

Capital share transactions: (Note 2)
Class A	43,416	(7,496,625)
Class C	(651,038)	(143,137)
Class R	40,328	39,422
Class R6	216	10,364
Advisor Class	(12,635,120)	(4,083,126)

Total capital share transactions	(13,202,198)	(11,673,102)

Net increase (decrease) in net assets	(19,221,500)	(19,306,167)
Net assets:
Beginning of period	87,058,440	106,364,607

End of period	$67,836,940	$87,058,440

38	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

FRANKLIN K2 LONG SHORT CREDIT FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin K2 Long Short Credit Fund (Fund) is included in this report. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Effective January 17, 2023, Franklin K2 Long Short Credit Fund was renamed K2 Long Short Credit Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Schedule of Investments, had been entered into on November 30, 2022.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

d. Derivative Financial Instruments (continued)

of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 12 regarding other derivative information.

e. Restricted Cash

At November 30, 2022, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.

g. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

h. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

1. Organization and Significant Accounting Policies (continued)

j. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold[a]	105,342	$1,011,321	454,409	$4,908,749
Shares issued in reinvestment of distributions	33,167	316,642	55,963	593,769
Shares redeemed	(132,591)	(1,284,547)	(1,214,627)	(12,999,143)

Net increase (decrease)	5,918	$43,416	(704,255)	$(7,496,625)

Class C Shares:
Shares sold	2,751	$26,218	64,353	$679,579
Shares issued in reinvestment of distributions	1,829	17,369	6,746	70,494
Shares redeemed[a]	(72,368)	(694,625)	(84,628)	(893,210)

Net increase (decrease)	(67,788)	$(651,038)	(13,529)	$(143,137)

Class R Shares:
Shares sold	4,561	$43,433	4,877	$51,606
Shares issued in reinvestment of distributions	381	3,595	543	5,698
Shares redeemed	(704)	(6,700)	(1,669)	(17,882)

Net increase (decrease)	4,238	$40,328	3,751	$39,422

Class R6 Shares:
Shares sold	—	$—	907	$10,000
Shares issued in reinvestment of distributions	22	216	34	364
Shares redeemed	—	—	—	—

Net increase (decrease)	22	$216	941	$10,364

Advisor Class Shares:
Shares sold	1,086,724	$10,494,777	4,721,077	$50,601,759
Shares issued in reinvestment of distributions	143,406	1,368,833	263,093	2,791,418
Shares redeemed	(2,547,195)	(24,498,730)	(5,400,892)	(57,476,303)

Net increase (decrease)	(1,317,065)	$(12,635,120)	(416,722)	$(4,083,126)

aMay include a portion of Class C shares that were automatically converted to Class A.

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee, calculated daily and paid monthly, to K2 Advisors of 1.50% per year of the average daily net assets of the Fund.

Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund.

Subadvisors
Apollo Credit Management LLC
Benefit Street Partners L.L.C.*
Ellington Global Asset Management, LLC
Emso Asset Management Limited
Medalist Partners, LP

* An affiliate of K2 Advisors.

b. Administrative Fees

Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund. The fee is paid by K2 Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$250
CDSC retained	$20

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2022, the Fund paid transfer agent fees of $49,571, of which $17,072 was retained by Investor Services.

f. Waiver and Expense Reimbursements

K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.55% based on the average net assets of each class until September 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2023.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At November 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$70,140,266

Unrealized appreciation	$1,277,578
Unrealized depreciation	(8,274,364)

Net unrealized appreciation (depreciation)	$(6,996,786)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

6. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2022, aggregated $43,264,410 and $59,568,378, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2022, the Fund had 27.0% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.

At November 30, 2022, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.

8. Geopolitical Risk

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

10. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
923	Acosta Inc.	12/31/19	$8,144	$7,569
1,066	Acosta Inc., cvt. pfd.	12/31/19–11/03/22	50,262	46,797

Total Restricted Securities (Value is 0.1% of Net Assets)			$58,406	$54,366

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

11. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.

At November 30, 2022, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Athenahealth Group Inc., Term Loan B	$11,314
Athenahealth Group Inc., Term Loan B	1,923
Bausch Health Cos. Inc., Term Loan B	145,805
Citrix Systems Inc., Term Loan B	12,531
CSC Holdings LLC, Term Loan B	36,807
EPIC Crude Holdings LP, Term Loan B	12,811
Euro Garage Ltd., Term Loan B	18,243
K. Hovnanian Enterprises Inc., Term Loan RC	41,329
Oldcastle BuildingEnvelope Inc., Term Loan RC	57,435
OpenText Corp., Initial Term Loan	36,537
Upfield Group BV, Term Loan RC	147,323
Varsity Brands, Initial Term Loan	3,522

$525,580

12. Other Derivative Information

At November 30, 2022, the investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Investments in securities, at value	$4,828	[a]	Options written, at value	$163,000
	Variation margin on centrally cleared swap contracts	198,266	[b]	Variation margin on centrally cleared swap contracts	2,425	[b]

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	329,012		Unrealized depreciation on OTC forward exchange contracts	284,239
	Investments in securities, at value	7,410	[a]

Credit contracts				Variation margin on centrally cleared swap contracts	88,639	[b]
	OTC swap contracts (upfront payments)	168,872		OTC swap contracts (upfront receipts)	91,588
	Unrealized appreciation on OTC swap contracts	22,046		Unrealized depreciation on OTC swap contracts	114,054

Equity contracts	Investments in securities, at value	74,952	[a]	Options written, at value	65,714
	Unrealized appreciation on OTC swap contracts	6,324		Variation margin on futures contracts	38,978	[b]

Totals		$811,710			$848,637

aPurchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.

bThis amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

For the period ended November 30, 2022, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Investments	$(23,083)[a]	Investments	$(130,053)[a]
	Written options	46,628	Written options	(70,590)
	Futures contracts	6,176	Futures contracts	(12,653)
	Swap contracts	342,466	Swap contracts	121,359

Foreign exchange contracts	Investments	297 [a]	Investments	(1,251)[a]
	Written options	(696)	Written options	385
	Forward exchange contracts	272,404	Forward exchange contracts	(41,276)

Credit contracts	Swap contracts	(483,104)	Swap contracts	(186,906)

Equity contracts	Investments	(310,727)[a]	Investments	139,905 [a]
	Written options	236,832	Written options	(141,827)
	Futures contracts	237,475	Futures contracts	(108,944)
	Swap contracts	174,062	Swap contracts	(6,740)

Totals		$498,730		$(438,591)

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended November 30, 2022, the average month end notional amount of futures contracts and swap contracts represented $2,609,561 and $13,299,255, respectively. The average month end fair value of options was $391,403. The average month end contract value of forward exchange contracts was $11,598,500.

At November 30, 2022, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$329,012	$284,239
Options Purchased	14,242	—
Options Written	—	162
Swap Contracts	197,242	205,642

Total	$540,496	$490,043

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

12. Other Derivative Information (continued)

At November 30, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$3,911	$(3,911)	$—	$—	$—
BOFA	1,783	(1,783)	—	—	—
BZWS	83,290	(41,423)	—	(20,000)	21,867
CITI	35,856	(35,856)	—	—	—
DBAB	5,937	(5,937)	—	—	—
GSCO	42,900	(42,900)	—	—	—
JPHQ	235,789	(153,928)	—	(81,861)	—
JPHQ[b]	119,842	—	—	—	119,842
MSCS	11,188	(11,188)	—	—	—

Total	$540,496	$(296,926)	$—	$(101,861)	$141,709

At November 30, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Counterparty
BNPP	$23,656	$(3,911)	$—	$—	$19,745
BOFA	8,459	(1,783)	—	—	6,676
BZWS	41,423	(41,423)	—	—	—
CITI	38,544	(35,856)	—	(2,688)	—
DBAB	9,764	(5,937)	—	—	3,827
GSCO	44,469	(42,900)	—	(1,569)	—
JPHQ	153,928	(153,928)	—	—	—
JPHQ[b]	152,596	—	—	—	152,596
MSCS	17,204	(11,188)	—	(6,016)	—

Total	$490,043	$(296,926)	$—	$(10,273)	$182,844

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

b Represents derivatives not subject to an ISDA master agreement.

See Note 1(d) regarding derivative financial instruments.

See Abbreviations on page 53.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

13. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2022, the Fund did not use the Global Credit Facility.

14. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total

Assets:
Investments in Securities:[a]
Equity Investments[b]	$625,059	$70,728		$89,362	$785,149
Convertible Bonds	–	1,008,441		—	1,008,441
Corporate Bonds and Notes	—	22,237,943		—	22,237,943
Senior Floating Rate Interests	—	483,025		—	483,025
Foreign Government and Agency Securities	—	3,175,473		—	3,175,473
U.S. Government and Agency Securities	—	1,606,678		—	1,606,678
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	24,135,041		40,328	24,175,369
Options Purchased	77,946	9,244		—	87,190
Short Term Investments	13,030,542	467,501		—	13,498,043

Total Investments in Securities	$13,733,547	$53,194,074	[c]	$129,690	$67,057,311

Other Financial Instruments:
Forward Exchange Contracts	$—	$329,012		$—	$329,012
Swap Contracts	—	226,636		—	226,636

Total Other Financial Instruments	$—	$555,648		$—	$555,648

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

14. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3		Total

Liabilities:
Other Financial Instruments:
Options Written	$228,714	$—	$—		$228,714
Securities Sold Short[a]	768,464	3,089,160	—		3,857,624
Futures Contracts	38,978	—	—		38,978
Forward Exchange Contracts	—	284,239	—		284,239
Swap Contracts	—	205,118	—		205,118
Unfunded Loan Commitments	—	26,697	—	[d]	26,697

Total Other Financial Instruments	$1,036,156	$3,605,214	$—		$4,641,370

a For detailed categories, see the accompanying Schedule of Investments.

b Includes common stocks, preferred stocks and convertible preferred stocks as well as other equity interests.

c Includes foreign securities valued at $25,916, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

d Includes securities determined to have no value at November 30, 2022.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

15. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

16. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	EUR	Euro	ARM	Adjustable Rate Mortgage
BOFA	Bank of America, NA	GBP	British Pound	CLO	Collateralized Loan Obligation
BZWS	Barclays Bank PLC	HUF	Hungarian Forint	ETF	Exchange Traded Fund
CITI	Citigroup, NA	JPY	Japanese Yen	FHLMC	Federal Home Loan Mortgage Corp.
DBAB	Deutsche Bank AG	MXN	Mexican Peso	FNMA	Federal National Mortgage Association
GSCO	Goldman Sachs International	PLN	Polish Zloty	FRN	Floating Rate Note
JPHQ	JP Morgan Chase Bank, NA	SEK	Swedish Krona	LIBOR	London InterBank Offered Rate
MSCS	Morgan Stanley Capital Services LLC	USD	United States Dollar	PIK	Payment In-Kind
Index		ZAR	South African Rand	RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
CDX.NA.HY	CDX North America High Yield Index			SFR	Single Family Revenue
				SOFR	Secured Overnight Financing Rate
				SPDR	Standard & Poor’s Depositary Receipt
				WIBOR	Warsaw Interbank Offered Rate

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive, or receive notice of the availability of, the Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports (to the extent received by mail) and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

54	Semiannual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin K2 Long Short Credit Fund

Investment Manager	Distributor	Shareholder Services
K2/D&S Management Co., L.L.C.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	(800) 632-2301
© 2023 Franklin Templeton Investments. All rights reserved.		948 S 01/23

(b) Not applicable.

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec, and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Treasurer, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Treasurer, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Alternative Strategies Funds

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and Administration

Date 1/30/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew T. Hinkle
Matthew T. Hinkle, Chief Executive Officer – Finance and Administration

Date 1/30/2023

By (Signature and Title)	/s/ Christopher Kings
Christopher Kings, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date 1/30/2023